PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—14.1%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
1.199%, due 03/25/35[1]	200,000	200,489
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.107%, due 04/14/29[1,2]	2,182,715	2,182,851
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
1.089%, due 10/25/34[1]	93,742	93,767
Anchorage Capital CLO Ltd.,
Series 2015-6A, Class ARR,
3 mo. USD LIBOR + 1.050%,
1.174%, due 07/15/30[1,2]	900,000	900,282
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
1.289%, due 08/25/34[1]	3,437,907	3,444,038
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
0.729%, due 08/25/32[1]	125,924	122,678
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
0.829%, due 10/25/32[1]	7,958	7,941
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
1.439%, due 10/25/37[1,2]	541,609	546,029
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1,
3 mo. USD LIBOR + 1.150%,
1.274%, due 10/25/28[1,2]	1,646,528	1,646,928
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
0.589%, due 07/25/34[1]	73,872	72,905
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
0.809%, due 07/25/34[1]	77,519	77,165
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
0.989%, due 10/25/34[1]	94,238	93,460

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD LIBOR + 0.980%,
1.104%, due 04/15/28[1,2]	1,800,000	1,800,482
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
1.589%, due 08/25/40[1,2]	57,142	57,443
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.259%, due 04/25/37[1,2]	1,571,010	1,499,358
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1,
1 mo. USD LIBOR + 0.675%,
0.764%, due 06/25/36[1]	4,702	4,702
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A,
3 mo. USD LIBOR + 1.300%,
1.424%, due 07/15/27[1,2]	1,373,950	1,374,934
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.405%,
0.494%, due 05/25/36[1]	75,948	76,201
JPMorgan Mortgage Trust
0.660%, due 11/25/51[3,4]	4,500,000	4,585,777
KGS Alpha SBA COOF Trust,
Series 2012-5, Class A,
0.771%, due 04/25/38[2,3,4,5]	11,278,026	285,509
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.027%, due 01/14/28[1,2]	546,680	546,796
LCM XV LP,
Series 15A, Class AR2,
3 mo. USD LIBOR + 1.000%,
1.132%, due 07/20/30[1,2]	4,900,000	4,901,009
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
1.172%, due 10/20/27[1,2]	129,118	129,281
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1,
3.438%, due 05/25/59[2,6]	277,115	277,317

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
0.269%, due 04/25/37[1]	54,462	37,881
OZLM XIII Ltd.,
Series 2015-13A, Class A1R,
3 mo. USD LIBOR + 1.080%,
1.209%, due 07/30/27[1,2]	185,800	185,776
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1,
3 mo. USD LIBOR + 0.900%,
1.025%, due 11/15/26[1,2]	124,667	124,680
Park Place Securities, Inc. Asset-Backed Pass Through Certificate,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
1.034%, due 06/25/35[1]	118,035	118,589
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[2,6]	6,978,333	6,950,292
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.719%, due 12/25/35[1]	238,546	238,780
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
0.969%, due 08/25/33[1]	126,532	125,522
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
0.839%, due 11/25/35[1]	1,969,118	1,960,676
Sound Point CLO XII Ltd.,
Series 2016-2A, Class AR2,
3 mo. USD LIBOR + 1.050%,
1.182%, due 10/20/28[1,2]	1,127,352	1,127,481
Sound Point CLO XIV Ltd.,
Series 2016-3A, Class AR2,
3 mo. USD LIBOR + 0.990%,
1.114%, due 01/23/29[1,2]	845,441	845,318
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.289%, due 06/25/37[1]	667,309	575,345
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
0.224%, due 07/25/36[1,2]	102,753	101,839

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.690%,
0.779%, due 09/25/35[1]	1,291,603	1,279,276
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.077%, due 07/14/26[1,2]	282,232	282,359
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.004%, due 04/15/28[1,2]	324,640	324,720
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
1.072%, due 04/17/28[1,2]	744,553	744,602
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD LIBOR + 1.060%,
1.184%, due 07/15/31[1,2]	500,000	499,377
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD LIBOR + 1.130%,
1.262%, due 04/20/32[1,2]	800,000	800,152
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.004%, due 07/15/27[1,2]	309,758	309,827
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.072%, due 06/20/29[1,2]	2,100,000	2,100,176
Total asset-backed securities (cost—$42,974,311)		43,660,010

Mortgage-backed securities—17.5%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
2.608%, due 11/25/35[5]	341,644	299,546
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.110%, due 03/26/37[2,5]	64,101	56,011
Series 2011-R11, Class 8A5,
0.483%, due 07/26/36[2,5]	4,082	4,079
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,5]	181,225	166,894

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-RR5, Class 5A1,
12 mo. MTA + 0.840%,
0.933%, due 11/26/46[1,2]	9,086	9,108
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
2.833%, due 02/25/33[5]	2,401	2,247
Series 2004-2, Class 12A2,
2.480%, due 05/25/34[5]	25,263	24,412
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[6]	423,381	439,421
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	271,740	284,145
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD LIBOR + 0.280%,
0.369%, due 01/25/35[1,2]	24,880	25,513
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
2.943%, due 05/19/33[5]	3,254	3,171
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	25,351	14,120
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,393,886
Citigroup Mortgage Loan Trust,
Series 2021-INV2, Class A3A,
2.500%, due 05/25/51[2,5]	391,940	396,084
Series 2021-INV3, Class A3A,
2.500%, due 05/25/51[2,5]	3,447,095	3,482,507
CSMC Trust,
Series 2013-MH1, Class A,
4.787%, due 05/27/53[2,5]	988,689	1,071,038
Series 2021-INV1, Class A3,
2.500%, due 07/25/56[2,5]	294,202	298,144
FHLMC GNMA,
Series 13, Class B,
7.000%, due 06/25/23	5,127	169
Series 23, Class KZ,
6.500%, due 11/25/23	2,701	2,812
FHLMC Multifamily Structured Pass-Through Certificates,
Series K027, Class X1,
0.719%, due 01/25/23[5]	6,034,276	41,490

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series KP05, Class AH,
3.077%, due 04/25/23[5]	118,058	119,493
FHLMC REMIC,
Series 1349, Class PS,
7.500%, due 08/15/22	39	40
Series 1502, Class PX,
7.000%, due 04/15/23	16,721	17,278
Series 1534, Class Z,
5.000%, due 06/15/23	6,403	6,537
Series 1573, Class PZ,
7.000%, due 09/15/23	2,460	2,572
Series 1658, Class GZ,
7.000%, due 01/15/24	1,604	1,685
Series 1694, Class Z,
6.500%, due 03/15/24	17,303	18,285
Series 1775, Class Z,
8.500%, due 03/15/25	850	941
Series 2136, Class GD,
7.000%, due 03/15/29	1,439	202
Series 2178, Class PI,
7.500%, due 08/15/29	7,084	1,209
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.590%, due 01/15/32[1]	54,622	54,829
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
0.440%, due 12/15/29[1]	9,107	9,119
Series 2513, Class AS,
1 mo. USD LIBOR + 8.000%,
7.910%, due 02/15/32[1]	182,635	35,345
Series 2614, Class WO,
0.010%, due 05/15/33	525,445	474,588
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
0.490%, due 01/15/36[1]	90,067	90,354
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
0.490%, due 02/15/36[1]	464,031	468,362
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
0.520%, due 05/15/36[1]	110,641	112,295
Series 3339, Class LI,
1 mo. USD LIBOR + 6.480%,
6.390%, due 07/15/37[1]	526,156	87,015

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 3442, Class MT,
1 mo. USD LIBOR,
0.090%, due 07/15/34[1]	44,763	42,750
Series 3598, Class JI,
1.384%, due 10/15/37[5]	22,421	904
Series 3609, Class LI,
4.500%, due 12/15/24	46	—
Series 3621, Class WI,
1.607%, due 05/15/37[5]	45,472	2,075
Series 3635, Class IB,
1.269%, due 10/15/37[5]	86,380	3,464
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
0.640%, due 02/15/38[1]	21,852	21,568
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
0.940%, due 12/15/36[1]	705,418	714,539
Series 3684, Class JI,
1.973%, due 11/15/36[5]	196,663	11,901
Series 3838, Class LI,
4.500%, due 04/15/22	647	3
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	328,562	361,217
Series 3962, Class KS,
2.038%, due 06/15/38[5]	151,679	9,592
Series 4037, Class PI,
3.000%, due 04/15/27	1,003,710	40,209
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
0.590%, due 06/15/42[1]	620,096	629,019
Series 4076, Class SW,
1 mo. USD LIBOR + 6.050%,
5.960%, due 07/15/42[1]	1,354,750	283,945
Series 4100, Class HI,
3.000%, due 08/15/27	200,706	11,590
Series 4131, Class AI,
2.500%, due 10/15/22	87,544	622
Series 4156, Class SA,
1 mo. USD LIBOR + 6.200%,
6.110%, due 01/15/33[1]	1,052,568	161,981
Series 4165, Class TI,
3.000%, due 12/15/42	796,919	56,035
Series 4182, Class QI,
3.000%, due 02/15/33	99,333	7,430

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 4182, Class YI,
2.500%, due 03/15/28	2,040,894	115,761
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
12.036%, due 05/15/35[1]	331,621	394,925
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
12.026%, due 11/15/43[1]	381,272	461,832
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
13.484%, due 11/15/43[1]	828,981	1,023,526
Series 4324, Class IO,
1.848%, due 08/15/36[5]	100,641	4,790
Series 4338, Class SB,
1.681%, due 10/15/41[5]	104,782	4,775
Series 4367, Class GS,
1.796%, due 03/15/37[5]	65,333	3,712
Series 4394, Class WI,
1.789%, due 08/15/41[5]	56,107	2,587
Series 4438, Class WI,
1.870%, due 11/15/38[5]	179,813	8,710
Series 4457, Class DI,
4.000%, due 08/15/24	238,386	8,574
Series 4463, Class IO,
1.873%, due 02/15/38[5]	117,226	5,340
Series 4544, Class IP,
4.000%, due 01/15/46	1,469,015	190,866
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
0.432%, due 04/15/38[1]	1,272,779	1,273,969
Series 4836, Class PO,
0.010%, due 10/15/58	960,215	832,367
Series 4839, Class UO,
0.010%, due 08/15/56	579,743	524,660
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
0.639%, due 01/25/50[1]	393,635	397,425
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
0.582%, due 12/15/46[1]	192,194	194,055
FHLMC STRIPs,
Series 303, Class C19,
3.500%, due 01/15/43	560,413	73,716
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
0.640%, due 03/15/44[1]	379,444	385,118

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
0.432%, due 10/15/37[1]	288,545	290,357
Series 345, Class C13,
3.500%, due 08/15/45	793,383	95,319
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	304,437	305,652
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	467,826	467,002
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	662,289	673,527
FNMA Aces,
Series 2013-M5, Class X2,
2.780%, due 01/25/22[5]	6,387	—
Series 2016-M11, Class AL,
2.944%, due 07/25/39	909,180	922,190
Series 2020-M33, Class X2,
2.251%, due 01/25/31[5]	600,000	82,290
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	51	51
Series 1993-37, Class PX,
7.000%, due 03/25/23	12,291	12,609
Series 1997-22, Class F,
0.646%, due 03/25/27[5]	4,077	4,080
Series 2002-60, Class F1,
1 mo. USD LIBOR + 0.400%,
0.489%, due 06/25/32[1]	43,346	42,530
Series 2003-70, Class SH,
1 mo. USD LIBOR + 14.000%,
13.822%, due 07/25/23[1]	45,288	47,852
Series 2007-67, Class FB,
1 mo. USD LIBOR + 0.320%,
0.409%, due 07/25/37[1]	51,342	50,299
Series 2009-33, Class FB,
1 mo. USD LIBOR + 0.820%,
0.909%, due 03/25/37[1]	410,768	420,621
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
0.589%, due 12/25/40[1]	180,983	183,447
Series 2010-76, Class SA,
1 mo. USD LIBOR + 6.500%,
6.411%, due 07/25/40[1]	646,054	112,796
Series 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
3.592%, due 10/25/42[1]	54,538	55,462

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2012-122, Class LI,
4.500%, due 07/25/41	507,880	48,844
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
0.439%, due 11/25/42[1]	184,838	185,745
Series 2012-32, Class AI,
3.000%, due 04/25/22	5,844	14
Series 2012-77, Class IO,
1.540%, due 07/25/52[5]	180,863	8,111
Series 2012-90, Class FB,
1 mo. USD LIBOR + 0.440%,
0.529%, due 08/25/42[1]	66,913	67,444
Series 2013-116, Class IY,
3.000%, due 09/25/43	235,545	16,187
Series 2013-28, Class YS,
1 mo. USD LIBOR + 6.150%,
6.061%, due 07/25/42[1]	509,796	69,791
Series 2013-30, Class GI,
3.000%, due 01/25/43	853,238	66,769
Series 2013-30, Class JI,
3.000%, due 04/25/43	361,431	42,631
Series 2013-34, Class PS,
1 mo. USD LIBOR + 6.150%,
6.061%, due 08/25/42[1]	482,500	65,551
Series 2013-45, Class IK,
3.000%, due 02/25/43	609,163	58,441
Series 2014-42, Class SA,
1.692%, due 07/25/44[5]	193,817	9,365
Series 2014-43, Class BS,
1.508%, due 07/25/44[5]	309,522	15,579
Series 2014-45, Class SA,
1.789%, due 08/25/44[5]	149,451	9,153
Series 2014-47, Class BI,
1.741%, due 08/25/54[5]	301,825	20,116
Series 2014-84, Class AI,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	344,485	3,333
Series 2014-92, Class SB,
1.572%, due 01/25/45[5]	185,837	9,445
Series 2015-10, Class SA,
1.564%, due 03/25/45[5]	377,633	18,403
Series 2015-19, Class AI,
1.707%, due 04/25/55[5]	300,282	15,887
Series 2015-47, Class GI,
4.000%, due 06/25/44	78,778	6,503

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Series 2015-50, Class SB,
1.897%, due 07/25/45[5]	945,344	57,755
Series 2015-58, Class AI,
1.679%, due 08/25/55[5]	173,820	8,604
Series 2015-64, Class KS,
1.889%, due 09/25/45[5]	249,710	12,849
Series 2015-73, Class ES,
1 mo. USD LIBOR + 9.333%,
9.132%, due 10/25/45[1]	176,805	179,843
Series 2016-14, Class IO,
3.000%, due 03/25/46	504,163	50,829
Series 2016-17, Class CS,
1.443%, due 04/25/46[5]	149,904	8,924
Series 2016-52, Class PI,
3.000%, due 04/25/46	564,555	47,488
Series 2016-63, Class YI,
3.500%, due 04/25/46	100,334	4,967
Series 2016-64, Class IA,
3.000%, due 05/25/46	409,487	52,979
Series 2016-76, Class CS,
1.453%, due 10/25/46[5]	64,769	3,203
Series 2018-28, Class CA,
3.000%, due 05/25/48	441,296	456,450
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
0.389%, due 12/25/48[1]	2,186,869	2,197,543
Series 2019-62, Class SN,
1 mo. USD LIBOR + 6.000%,
5.911%, due 11/25/49[1]	260,822	50,196
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
0.532%, due 08/25/50[1]	837,348	841,264
Series 2020-70, Class IO,
1.692%, due 10/25/50[5]	16,912,995	693,988
Series G92-40, Class ZC,
7.000%, due 07/25/22	211	213
Series G94-6, Class PJ,
8.000%, due 05/17/24	1,203	1,261
FNMA STRIPs,
Series 386, Class 14,
6.500%, due 04/25/38	44,328	10,369
Series 413, Class 111,
4.000%, due 07/25/42[5]	615,888	84,034
Series 419, Class C3,
3.000%, due 11/25/43	117,897	15,233

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
0.914%, due 01/25/34[1]	397,561	393,408
GNMA,
Series 2007-18, Class CO,
0.010%, due 03/20/35	22,966	22,145
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
0.905%, due 01/20/60[1]	1,319,958	1,331,259
Series 2013-23, Class IP,
3.500%, due 08/20/42	701,641	80,798
Series 2013-77, Class GI,
3.000%, due 02/20/43	1,057,758	79,330
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
0.733%, due 05/20/63[1]	653,080	656,318
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
1.083%, due 08/20/63[1]	1,191,545	1,200,926
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
0.803%, due 09/20/63[1]	560,566	563,675
Series 2014-158, Class IA,
3.500%, due 10/20/29	513,744	43,950
Series 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
9.141%, due 09/20/45[1]	323,052	340,127
Series 2015-127, Class AS,
1.687%, due 06/20/43[5]	225,932	9,658
Series 2015-165, Class IB,
3.500%, due 11/20/42	271,044	25,494
Series 2015-166, Class SA,
1.489%, due 06/20/42[5]	230,551	9,143
Series 2015-180, Class SA,
1.439%, due 06/20/42[5]	248,985	11,381
Series 2015-42, Class AI,
3.000%, due 05/20/39	24,520	70
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
0.833%, due 09/20/65[1]	1,996,741	2,019,361
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
0.783%, due 10/20/65[1]	4,251	4,278

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
0.763%, due 11/20/65[1]	1,611,405	1,625,688
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
0.763%, due 08/20/61[1]	9,254	9,346
Series 2016-118, Class IE,
3.500%, due 09/20/46	44,036	6,662
Series 2016-138, Class WI,
1.601%, due 08/20/45[5]	208,265	6,411
Series 2016-180, Class WI,
1.502%, due 09/20/45[5]	377,109	10,580
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
0.883%, due 06/20/66[1]	445,367	451,272
Series 2017-15, Class WI,
1.457%, due 11/20/45[5]	245,980	10,498
Series 2017-57, Class WI,
1.545%, due 12/20/45[5]	104,526	3,649
Series 2017-H23, Class MA,
3.000%, due 11/20/67	867,593	903,714
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	4,850,661	5,068,997
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2,
2.500%, due 02/25/52[2,5]	886,667	897,439
Series 2021-INV1, Class A2,
2.500%, due 12/25/51[2,5]	392,879	395,698
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
0.419%, due 12/25/34[1]	4,353	4,314
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
0.729%, due 02/25/35[1]	228,229	222,642
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 12/25/49[1,2]	1,011,310	1,015,520
Series 2021-INV4, Class A2,
3.000%, due 01/25/52[2,5]	1,476,212	1,516,336
Series 2021-INV6, Class A2,
3.000%, due 04/25/52[2,3,4,5]	1,500,000	1,513,076

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
JPMorgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
0.586%, due 06/27/37[1,2]	593,802	460,843
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
1.070%, due 11/15/26[1,2,7]	200,000	200,000
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
2.052%, due 12/25/34[5]	106,263	108,773
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
0.549%, due 04/25/29[1]	19,997	19,639
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
0.409%, due 01/25/35[1]	22,522	22,721
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
0.648%, due 02/26/37[1,2]	132,429	127,753
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
0.620%, due 05/25/42[1,2]	2,431,062	2,333,776
Pepper Residential Securities Trust,
Series 22A, Class A1U,
1 mo. USD LIBOR + 1.000%,
1.086%, due 06/20/60[1,2]	742,121	742,519
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
0.589%, due 07/25/36[1]	234,141	183,497
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
0.986%, due 12/20/32[1]	141,684	141,659
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
0.780%, due 10/19/26[1]	48,669	48,403
Structured ARM Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.440%,
0.529%, due 05/25/37[1]	111,702	109,779

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
0.509%, due 04/25/36[1]	260,583	249,716
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
2.059%, due 04/25/45[5]	28,596	29,271
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
2.368%, due 09/25/33[5]	65,011	64,973
Total mortgage-backed securities (cost—$55,261,111)		54,358,371

U.S. government agency obligations—134.4%
FHLMC
2.000%, due 04/01/36	940,048	968,755
2.500%, due 01/01/31	168,132	175,589
2.500%, due 11/01/31	38,265	40,006
2.500%, due 07/01/32	79,719	83,019
2.500%, due 08/01/32	333,124	346,914
2.500%, due 09/01/32	432,929	450,851
2.500%, due 11/01/32	14,174	14,761
2.500%, due 12/01/32	402,041	418,684
2.500%, due 01/01/33	102,252	106,485
2.500%, due 12/01/50	1,335,468	1,377,088
2.500%, due 08/01/51	5,952,241	6,171,862
2.500%, due 09/01/51	993,195	1,028,820
3.000%, due 01/01/33	1,156,817	1,215,103
3.000%, due 02/01/40	1,491,185	1,572,994
3.000%, due 04/01/43	160,312	170,389
3.000%, due 05/01/43	83,684	88,945
3.000%, due 12/01/44	140,978	149,369
3.000%, due 04/01/45	800,607	849,430
3.000%, due 08/01/46	217,763	226,725
3.000%, due 12/01/46	767,342	808,762
3.000%, due 06/01/50	726,534	767,799
3.000%, due 04/01/51	1,905,801	2,009,678
3.000%, due 06/01/51	974,334	1,027,818
3.000%, due 07/01/51	4,870,177	5,180,507
3.500%, due 09/01/32	299,875	323,470
3.500%, due 12/01/33	207,653	220,688
3.500%, due 06/01/34	123,418	131,004
3.500%, due 07/01/34	52,596	55,829
3.500%, due 03/01/35	665,306	706,201

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 04/01/35	378,669	402,357
3.500%, due 05/01/48	933,886	998,889
3.500%, due 02/01/50	401,984	425,954
4.000%, due 01/01/37	196,850	215,735
4.000%, due 07/01/43	135,449	149,582
4.000%, due 08/01/44	1,679,328	1,858,120
4.000%, due 11/01/47	209,232	225,511
4.000%, due 01/01/48	556,676	599,953
4.000%, due 02/01/48	27,479	29,616
4.000%, due 03/01/48	21,782	23,340
4.000%, due 04/01/48	31,498	33,754
4.000%, due 06/01/48	178,588	193,250
4.000%, due 10/01/48	2,519,356	2,723,661
4.000%, due 12/01/48	252,952	274,564
4.000%, due 04/01/49	983,740	1,063,954
4.500%, due 09/01/34	779,062	853,661
4.500%, due 01/01/36	13,942	15,411
4.500%, due 05/01/37	2,501	2,754
4.500%, due 05/01/38	31,111	34,157
4.500%, due 02/01/49	100,105	108,200
4.500%, due 06/01/50	579,563	630,781
5.000%, due 10/01/25	16,565	18,190
5.000%, due 11/01/27	3,860	4,288
5.000%, due 09/01/33	133,342	149,841
5.000%, due 06/01/34	5,035	5,694
5.000%, due 04/01/35	29,418	33,267
5.000%, due 05/01/35	48,061	54,333
5.000%, due 07/01/35	88,480	100,030
5.000%, due 08/01/35	13,552	15,320
5.000%, due 10/01/35	11,744	13,276
5.000%, due 12/01/35	358	405
5.000%, due 07/01/38	196,813	222,900
5.000%, due 11/01/38	114,420	129,654
5.000%, due 06/01/39	25,743	29,130
5.000%, due 03/01/40	3,043	3,442
5.000%, due 07/01/40	153,679	173,816
5.000%, due 09/01/40	101,392	114,758
5.000%, due 11/01/40	34,967	39,549
5.000%, due 02/01/41	186,115	210,418
5.000%, due 03/01/41	20,136	22,323
5.000%, due 04/01/41	51,485	58,210
5.000%, due 05/01/41	55,824	63,113
5.000%, due 07/01/41	24,846	28,091

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 08/01/44	32,904	37,211
5.000%, due 03/01/49	1,009,180	1,136,163
5.500%, due 06/01/28	801	878
5.500%, due 02/01/32	900	1,019
5.500%, due 12/01/32	1,791	2,026
5.500%, due 02/01/33	32,840	35,277
5.500%, due 05/01/33	386	439
5.500%, due 06/01/33	131,305	150,123
5.500%, due 12/01/33	27,518	31,262
5.500%, due 12/01/34	23,203	26,425
5.500%, due 06/01/35	375,288	427,483
5.500%, due 07/01/35	2,958	3,365
5.500%, due 10/01/35	103,079	116,690
5.500%, due 12/01/35	51,834	59,001
5.500%, due 06/01/36	209,195	238,904
5.500%, due 07/01/36	6,827	7,336
5.500%, due 12/01/36	321,007	365,020
5.500%, due 03/01/37	45,577	51,862
5.500%, due 07/01/37	52,917	58,328
5.500%, due 10/01/37	1,729	1,973
5.500%, due 04/01/38	58,694	66,830
5.500%, due 05/01/38	7,300	8,348
5.500%, due 12/01/38	1,212	1,385
5.500%, due 01/01/39	29,931	34,213
5.500%, due 09/01/39	86,757	99,198
5.500%, due 02/01/40	3,790	4,342
5.500%, due 03/01/40	3,843	4,405
5.500%, due 05/01/40	54,085	61,900
5.500%, due 03/01/41	57,645	65,914
6.000%, due 11/01/37	578,320	671,366
7.000%, due 08/01/25	60	64
FHLMC ARM
12 mo. USD LIBOR + 1.764%,
2.024%, due 11/01/36[1]	263,180	274,905
12 mo. USD LIBOR+ 1.776%,
2.094%, due 10/01/39[1]	754,974	787,911
12 mo. USD LIBOR + 1.865%,
2.117%, due 11/01/41[1]	647,135	682,321
1 year CMT + 2.133%,
2.258%, due 11/01/27[1]	36,939	37,633
1 year CMT + 2.137%,
2.262%, due 01/01/28[1]	8,006	8,185
1 year CMT + 2.250%,
2.279%, due 09/01/34[1]	440,681	461,165

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.192%,
2.283%, due 04/01/29[1]	13,084	13,160
1 year CMT + 2.289%,
2.317%, due 10/01/23[1]	1,691	1,700
1 year CMT + 2.227%,
2.331%, due 07/01/24[1]	16,098	16,211
1 year CMT + 2.249%,
2.333%, due 11/01/29[1]	72,956	74,606
1 year CMT + 2.282%,
2.361%, due 06/01/28[1]	49,689	50,691
1 year CMT + 2.282%,
2.407%, due 07/01/28[1]	42,261	43,176
1 year CMT + 2.397%,
2.523%, due 12/01/29[1]	9,814	10,082
1 year CMT + 2.452%,
2.524%, due 10/01/27[1]	45,322	45,888
1 year CMT + 2.467%,
2.526%, due 10/01/27[1]	51,321	52,251
1 year CMT + 2.415%,
2.540%, due 11/01/25[1]	32,335	32,804
1 year CMT + 2.415%,
2.540%, due 01/01/29[1]	46,166	47,095
1 year CMT + 2.625%,
2.750%, due 01/01/30[1]	18,549	19,138
FNMA
2.000%, due 05/01/28	123,822	127,333
2.000%, due 09/01/31	98,298	101,044
2.000%, due 11/01/31	332,458	341,744
2.000%, due 01/01/32	64,518	66,320
2.500%, due 06/01/28	106,629	111,113
2.500%, due 07/01/28	887,294	924,232
2.500%, due 08/01/28	231,546	241,318
2.500%, due 09/01/30	19,907	20,773
2.500%, due 11/01/30	30,609	31,932
2.500%, due 01/01/33	292,670	301,260
2.500%, due 11/01/50	520,519	536,624
2.500%, due 01/01/51	1,359,055	1,401,721
2.500%, due 09/01/51	1,993,765	2,064,728
3.000%, due 11/01/26	227,652	238,952
3.000%, due 05/01/28	103,557	108,975
3.000%, due 02/01/30	135,760	142,790
3.000%, due 04/01/30	45,864	48,260
3.000%, due 05/01/30	58,432	61,485
3.000%, due 10/01/30	18,167	19,117
3.000%, due 04/01/31	1,292,776	1,366,113

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 07/01/35	785,683	824,007
3.000%, due 12/01/35	5,449,455	5,715,265
3.000%, due 01/01/38	388,800	409,020
3.000%, due 04/01/38	371,263	389,290
3.000%, due 10/01/42	330,297	350,626
3.000%, due 01/01/43	1,273,101	1,351,457
3.000%, due 04/01/43	404,314	429,537
3.000%, due 05/01/43	436,217	463,430
3.000%, due 06/01/43	56,703	60,241
3.000%, due 09/01/43	742,123	792,060
3.000%, due 11/01/46	35,866	37,787
3.000%, due 12/01/46	3,602,115	3,817,102
3.000%, due 09/01/49	1,028,035	1,088,791
3.000%, due 02/01/50	1,991,804	2,113,369
3.000%, due 03/01/50	4,963,653	5,207,887
3.000%, due 07/01/50	775,370	814,389
3.000%, due 04/01/51	4,078,414	4,298,957
3.000%, due 05/01/51	4,359,833	4,597,472
3.000%, due 07/01/51	7,678,443	8,099,603
3.000%, due 02/01/57	735,680	784,994
3.000%, due 05/01/58	888,062	947,543
3.500%, due 11/01/25	132,883	141,169
3.500%, due 06/01/28	190,296	203,179
3.500%, due 08/01/29	23,788	25,404
3.500%, due 11/01/33	56,771	60,353
3.500%, due 02/01/34	125,814	133,697
3.500%, due 01/01/35	240,852	255,609
3.500%, due 02/01/35	234,387	248,747
3.500%, due 04/01/35	227,220	241,295
3.500%, due 05/01/35	1,511,989	1,614,288
3.500%, due 03/01/42	251,610	272,260
3.500%, due 04/01/42	17,584	19,027
3.500%, due 12/01/42	942,718	1,023,093
3.500%, due 03/01/43	622,966	676,083
3.500%, due 07/01/43	235,946	255,683
3.500%, due 06/01/45	1,649,628	1,769,547
3.500%, due 08/01/45	33,892	36,356
3.500%, due 09/01/46	843,625	911,193
3.500%, due 08/01/47	201,214	215,891
3.500%, due 09/01/47	305,477	329,818
3.500%, due 11/01/47	375,197	402,150
3.500%, due 12/01/47	384,591	412,646
3.500%, due 02/01/48	269,524	290,984

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 03/01/48	1,118,481	1,207,539
3.500%, due 02/01/50	149,838	158,755
3.500%, due 03/01/50	6,236,265	6,614,882
3.500%, due 04/01/50	507,680	538,663
3.500%, due 06/01/56	1,026,645	1,118,634
3.500%, due 01/01/57	929,922	1,013,119
3.500%, due 01/01/59	1,524,383	1,659,646
3.575%, due 02/01/26	500,000	526,869
4.000%, due 07/01/25	3,369	3,580
4.000%, due 09/01/25	1,686	1,792
4.000%, due 10/01/25	2,547	2,707
4.000%, due 11/01/25	4,509	4,792
4.000%, due 01/01/26	100,199	106,490
4.000%, due 02/01/26	265,405	282,092
4.000%, due 03/01/26	24,389	25,938
4.000%, due 04/01/26	538,176	572,370
4.000%, due 08/01/32	2,770	3,023
4.000%, due 06/01/33	82,517	90,168
4.000%, due 07/01/33	300,573	328,443
4.000%, due 08/01/33	1,339,454	1,451,680
4.000%, due 07/01/34	414,333	452,330
4.000%, due 07/01/35	1,071,248	1,177,363
4.000%, due 04/01/37	884,944	968,226
4.000%, due 03/01/38	604,740	667,033
4.000%, due 07/01/38	846,018	908,977
4.000%, due 08/01/38	333,385	363,356
4.000%, due 09/01/38	445,290	478,427
4.000%, due 05/01/39	70,797	77,837
4.000%, due 09/01/39	192,061	211,684
4.000%, due 09/01/40	1,336,733	1,464,434
4.000%, due 12/01/40	1,085,357	1,198,347
4.000%, due 11/01/41	359,345	397,567
4.000%, due 12/01/41	515,836	570,705
4.000%, due 07/01/42	2,354,055	2,612,344
4.000%, due 09/01/42	3,236,512	3,581,692
4.000%, due 10/01/42	2,584,408	2,860,040
4.000%, due 08/01/44	141,976	158,220
4.000%, due 12/01/44	17,753	19,416
4.000%, due 06/01/45	15,190	16,507
4.000%, due 08/01/45	977,778	1,062,638
4.000%, due 02/01/47	170,391	184,916
4.000%, due 03/01/47	45,819	49,409
4.000%, due 04/01/47	264,561	286,629

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 05/01/47	431,735	467,594
4.000%, due 06/01/47	7,993	8,675
4.000%, due 10/01/47	6,683	7,240
4.000%, due 11/01/47	32,506	35,025
4.000%, due 01/01/48	148,587	160,106
4.000%, due 02/01/48	325,913	352,452
4.000%, due 03/01/48	211,505	227,768
4.000%, due 04/01/48	99,457	106,395
4.000%, due 08/01/48	67,333	72,030
4.000%, due 12/01/48	533,304	577,040
4.000%, due 03/01/49	630,600	674,587
4.000%, due 06/01/49	1,126,280	1,219,701
4.500%, due 06/01/29[8]	9,414	10,391
4.500%, due 06/01/35[8]	14,477	15,993
4.500%, due 12/01/38[8]	222,156	245,268
4.500%, due 01/01/39[8]	1,089	1,209
4.500%, due 02/01/39[8]	91,694	99,741
4.500%, due 03/01/39[8]	4,991	5,539
4.500%, due 06/01/39[8]	31,571	35,036
4.500%, due 07/01/39[8]	2,579	2,866
4.500%, due 08/01/39[8]	71,235	79,416
4.500%, due 10/01/39[8]	2,489	2,762
4.500%, due 12/01/39[8]	221,427	246,139
4.500%, due 01/01/40[8]	2,229	2,492
4.500%, due 02/01/40[8]	2,143	2,382
4.500%, due 03/01/40[8]	44,093	48,931
4.500%, due 08/01/40[8]	37,462	41,572
4.500%, due 11/01/40[8]	322,502	359,177
4.500%, due 07/01/41	231,478	257,087
4.500%, due 08/01/41	449,708	501,962
4.500%, due 09/01/41	839	932
4.500%, due 01/01/42	1,144,334	1,269,884
4.500%, due 08/01/42	2,113	2,348
4.500%, due 09/01/43	196,270	220,355
4.500%, due 11/01/43	39,324	43,919
4.500%, due 07/01/44	170,080	190,240
4.500%, due 12/01/44	1,297	1,444
4.500%, due 09/01/48	283,823	308,875
4.500%, due 01/01/49	249,504	271,464
4.500%, due 04/01/59	1,066,232	1,201,606
5.000%, due 03/01/25	6,253	6,866
5.000%, due 03/01/33	8,807	9,650
5.000%, due 05/01/37	3,756	4,189

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 09/01/37	9,287	10,247
5.000%, due 06/01/38	43,959	48,472
5.000%, due 06/01/48	152,304	169,779
5.000%, due 07/01/48	160,111	178,316
5.000%, due 10/01/48	300,449	334,610
5.000%, due 01/01/49	28,434	31,287
5.000%, due 03/01/49	42,943	47,235
5.500%, due 11/01/32	23,451	25,510
5.500%, due 12/01/33	902	1,023
5.500%, due 04/01/34	13,279	14,698
5.500%, due 01/01/35	69,831	77,162
5.500%, due 04/01/36	75,831	81,930
5.500%, due 05/01/37	101,438	115,656
5.500%, due 07/01/37	54,209	61,826
5.500%, due 06/01/38	78,762	90,161
5.500%, due 11/01/39	195,099	223,411
5.500%, due 07/01/40	252,552	289,593
5.500%, due 02/01/42	136,988	156,096
6.000%, due 11/01/21	157	157
6.000%, due 01/01/23	18,008	18,114
6.000%, due 03/01/23	7,481	7,598
6.000%, due 11/01/26	9,674	10,584
6.000%, due 12/01/32	6,616	7,606
6.000%, due 02/01/33	10,851	12,121
6.000%, due 09/01/34	59,642	68,718
6.000%, due 05/01/35	14,852	16,472
6.000%, due 06/01/35	9,561	11,021
6.000%, due 07/01/35	28,340	31,462
6.000%, due 09/01/35	905	1,050
6.000%, due 01/01/36	14,892	17,255
6.000%, due 06/01/36	208	232
6.000%, due 09/01/36	25,917	29,992
6.000%, due 10/01/36	1,871	2,076
6.000%, due 12/01/36	74,026	85,602
6.000%, due 03/01/37	9,929	11,535
6.000%, due 10/01/37	23,689	27,231
6.000%, due 11/01/38	197,972	229,546
6.000%, due 05/01/39	25,602	29,667
6.000%, due 11/01/40	291,102	337,468
6.500%, due 10/01/36	205,453	233,605
6.500%, due 02/01/37	2,917	3,329
6.500%, due 07/01/37	29,178	33,145
6.500%, due 08/01/37	25,558	28,905

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.500%, due 09/01/37	28,999	33,965
6.500%, due 12/01/37	44,073	49,895
6.500%, due 05/01/40	538,647	645,097
7.500%, due 11/01/26	5,957	6,001
8.000%, due 11/01/26	1,767	1,772
FNMA ARM
12 mo. MTA + 1.200%,
1.284%, due 03/01/44[1]	100,458	100,699
12 mo. USD LIBOR + 1.730%,
2.024%, due 05/01/38[1]	696,731	725,674
1 year CMT + 2.095%,
2.095%, due 09/01/26[1]	8	8
12 mo. USD LIBOR + 1.790%,
2.165%, due 02/01/42[1]	138,625	146,471
1 year CMT + 2.086%,
2.206%, due 09/01/41[1]	230,984	241,823
1 year CMT + 2.225%,
2.291%, due 10/01/37[1]	1,141,347	1,194,673
1 year CMT + 2.236%,
2.329%, due 01/01/36[1]	238,051	248,840
1 year CMT + 2.281%,
2.403%, due 05/01/35[1]	105,749	110,584
1 year CMT + 2.506%,
2.631%, due 12/01/27[1]	11,846	12,143
1 year CMT + 2.103%,
2.661%, due 05/01/30[1]	21,576	21,980
1 year CMT + 2.325%,
2.825%, due 03/01/25[1]	8,552	8,604
FNMA REMIC,
Series 2019-10, Class FA,
1 mo. USD LIBOR + 0.400%,
0.489%, due 03/25/49[1]	3,636,910	3,667,849
GNMA
3.000%, due 11/15/42	42,824	45,245
3.000%, due 02/15/43	439,393	468,589
3.000%, due 05/15/43	551,878	582,980
3.000%, due 06/15/43	171,221	180,870
3.000%, due 07/15/43	42,597	44,998
3.000%, due 01/15/45	330,418	353,658
3.000%, due 02/15/45	27,357	29,275
3.000%, due 07/15/45	455,398	487,330
3.000%, due 10/15/45	739,726	789,857
3.500%, due 11/15/42	381,212	412,315
3.500%, due 03/15/45	192,210	207,535
3.500%, due 04/15/45	306,819	329,028
4.000%, due 12/15/41	921,206	1,010,268

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 01/15/47	48,201	52,196
4.000%, due 02/15/47	272,909	295,527
4.000%, due 04/15/47	483,674	521,927
4.000%, due 05/15/47	69,833	75,355
4.000%, due 06/15/47	50,677	54,685
4.000%, due 07/15/47	114,575	123,637
4.000%, due 08/15/47	127,908	138,024
4.000%, due 12/15/47	34,112	36,810
4.000%, due 07/15/49	230,619	248,581
4.500%, due 09/15/39	310,056	350,462
4.500%, due 06/15/40	152,070	171,918
4.500%, due 12/15/45	11,486	13,011
4.500%, due 07/15/46	2,364	2,692
4.500%, due 08/15/46	8,284	9,379
4.500%, due 09/15/46	185,733	210,351
4.500%, due 10/15/46	308,528	349,314
4.500%, due 01/15/47	380,293	430,566
5.000%, due 12/15/34	16,728	17,299
5.000%, due 04/15/38	53,011	58,132
5.000%, due 12/15/39	4,147	4,641
5.000%, due 05/15/40	132,622	149,233
5.000%, due 05/15/41	33,760	36,316
5.500%, due 08/15/35	16,357	18,670
5.500%, due 02/15/38	1,260	1,448
5.500%, due 04/15/38	125,276	142,898
5.500%, due 05/15/38	133,397	152,654
5.500%, due 06/15/38	56,391	64,616
5.500%, due 10/15/38	324,416	371,719
5.500%, due 11/15/38	17,044	19,496
5.500%, due 12/15/38	3,822	4,379
5.500%, due 03/15/39	29,708	31,656
5.500%, due 05/15/39	29,010	33,188
5.500%, due 09/15/39	147,476	168,763
5.500%, due 01/15/40	4,450	4,993
5.500%, due 03/15/40	185,216	210,343
6.500%, due 02/15/29	297	328
6.500%, due 01/15/36	9,264	10,031
6.500%, due 09/15/36	97,443	110,987
6.500%, due 02/15/37	8,391	9,536
6.500%, due 04/15/37	4,845	5,637
6.500%, due 01/15/38	5,669	6,448
6.500%, due 06/15/38	19,204	22,122
6.500%, due 07/15/38	1,722	1,892

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.500%, due 11/15/38	3,269	4,054
8.000%, due 02/15/23	37	37
GNMA II
3.000%, due 09/20/47	707,637	739,067
3.500%, due 04/20/45	5,306	5,725
3.500%, due 11/20/45	493,453	528,183
3.500%, due 04/20/46	505,545	546,053
3.500%, due 05/20/46	497,948	528,868
3.500%, due 04/20/47	378,600	412,306
3.500%, due 07/20/47	3,243,560	3,510,242
3.500%, due 08/20/47	322,388	351,091
3.500%, due 09/20/47	125,955	137,169
3.500%, due 11/20/47	426,417	462,893
3.500%, due 12/20/47	104,563	112,354
3.500%, due 01/20/48	1,890,377	2,037,297
3.500%, due 02/20/48	1,649,844	1,788,424
3.500%, due 03/20/48	2,520,280	2,725,795
3.500%, due 09/20/48	812,039	855,831
3.750%, due 05/20/30	428,524	457,551
4.000%, due 12/20/40	175,017	191,474
4.000%, due 07/20/41	46,345	50,882
4.000%, due 03/20/47	447,136	483,310
4.000%, due 12/20/47	59,252	64,834
4.000%, due 01/20/48	156,035	170,735
4.000%, due 03/20/48	305,164	334,131
4.000%, due 04/20/48	626,708	677,618
4.000%, due 05/20/48	180,999	196,043
4.000%, due 06/20/48	200,361	218,450
4.000%, due 07/20/48	50,399	55,070
4.000%, due 05/20/49	746,661	790,985
4.500%, due 10/20/44	115,942	124,636
4.500%, due 08/20/45	111,303	123,410
4.500%, due 04/20/48	36,705	39,449
4.500%, due 05/20/48	104,057	111,635
4.500%, due 06/20/48	257,695	276,146
4.500%, due 10/20/48	175,369	181,107
4.500%, due 01/20/49	251,263	267,919
4.500%, due 02/20/49	442,631	471,972
5.000%, due 12/20/33	113,700	125,592
5.000%, due 01/20/34	57,172	63,152
5.000%, due 02/20/38	66,324	75,895
5.000%, due 04/20/38	81,006	92,591
5.000%, due 08/20/41	10,879	12,431

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 12/20/42	14,911	17,044
5.000%, due 08/20/43	1,230,762	1,406,725
5.000%, due 09/20/48	172,246	187,511
5.000%, due 10/20/48	170,886	187,168
5.000%, due 11/20/48	405,446	437,178
5.000%, due 12/20/48	349,251	376,762
5.500%, due 09/20/48	75,391	79,034
6.000%, due 10/20/38	2,149	2,491
6.500%, due 09/20/32	704	755
6.500%, due 12/20/38	4,904	5,597
7.000%, due 03/20/28	28,955	29,936
9.000%, due 04/20/25	3,158	3,360
9.000%, due 12/20/26	1,381	1,448
9.000%, due 01/20/27	6,335	6,647
9.000%, due 09/20/30	876	927
9.000%, due 10/20/30	2,814	3,176
9.000%, due 11/20/30	3,496	3,736
GNMA II ARM
1 year CMT + 1.500%,
1.625%, due 08/20/25[1]	5,013	5,065
1 year CMT + 1.500%,
1.625%, due 09/20/25[1]	7,184	7,278
1 year CMT + 1.500%,
1.625%, due 08/20/26[1]	8,122	8,245
1 year CMT + 1.500%,
1.625%, due 07/20/27[1]	3,311	3,378
1 year CMT + 1.500%,
1.625%, due 07/20/30[1]	16,674	17,128
1 year CMT + 1.500%,
1.875%, due 06/20/22[1]	1,963	1,968
1 year CMT + 1.500%,
1.875%, due 04/20/24[1]	7,558	7,617
1 year CMT + 1.500%,
1.875%, due 04/20/26[1]	36,251	36,699
1 year CMT + 1.500%,
1.875%, due 06/20/26[1]	14,407	14,614
1 year CMT + 1.500%,
1.875%, due 04/20/27[1]	8,620	8,759
1 year CMT + 1.500%,
1.875%, due 04/20/30[1]	2,948	3,032
1 year CMT + 1.500%,
1.875%, due 05/20/30[1]	34,436	35,425
1 year CMT + 1.500%,
2.000%, due 01/20/23[1]	3,791	3,806
1 year CMT + 1.500%,
2.000%, due 03/20/23[1]	1,921	1,929

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%,
2.000%, due 01/20/24[1]	8,591	8,650
1 year CMT + 1.500%,
2.000%, due 01/20/25[1]	1,217	1,238
1 year CMT + 1.500%,
2.000%, due 02/20/25[1]	2,140	2,161
1 year CMT + 1.500%,
2.000%, due 05/20/25[1]	1,779	1,810
1 year CMT + 1.500%,
2.000%, due 03/20/26[1]	4,362	4,415
1 year CMT + 1.500%,
2.000%, due 09/20/26[1]	1,214	1,238
1 year CMT + 1.500%,
2.000%, due 01/20/27[1]	43,723	44,341
1 year CMT + 1.500%,
2.000%, due 02/20/27[1]	3,003	3,063
1 year CMT + 1.500%,
2.000%, due 04/20/27[1]	1,349	1,377
1 year CMT + 1.500%,
2.000%, due 08/20/27[1]	11,448	11,692
1 year CMT + 1.500%,
2.000%, due 01/20/28[1]	4,256	4,344
1 year CMT + 1.500%,
2.000%, due 02/20/28[1]	3,346	3,399
1 year CMT + 1.500%,
2.000%, due 04/20/30[1]	2,737	2,833
1 year CMT + 1.500%,
2.000%, due 05/20/30[1]	133,972	139,039
1 year CMT + 1.500%,
2.000%, due 07/20/30[1]	6,579	6,831
1 year CMT + 1.500%,
2.000%, due 08/20/30[1]	34,380	35,701
1 year CMT + 1.500%,
2.500%, due 03/20/25[1]	4,686	4,774
1 year CMT + 1.500%,
2.500%, due 07/20/30[1]	8,625	8,974
1 year CMT + 1.500%,
2.500%, due 08/20/30[1]	1,380	1,436
1 year CMT + 1.500%,
2.500%, due 10/20/30[1]	9,580	9,973
3.000%, due 02/20/48	440,170	459,720
1 year CMT + 1.500%,
3.000%, due 05/20/25[1]	7,946	8,151
1 year CMT + 1.500%,
3.000%, due 06/20/25[1]	6,809	6,988
GNMA II TBA
2.000%	8,400,000	8,488,620

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
2.500%	29,900,000	30,672,317
3.000%	17,650,000	18,297,351
4.000%	12,950,000	13,730,077
4.500%	12,910,000	13,763,609
GNMA TBA
4.000%	2,000,000	2,138,594
UMBS TBA
1.500%	9,000,000	8,953,448
2.000%[8]	34,350,000	34,454,247
2.500%[8]	36,025,000	37,043,465
3.000%	10,250,000	10,694,963
3.500%	18,100,000	19,120,272
4.000%[8]	21,675,000	23,209,613
6.000%	1,000,000	1,122,812
Total U.S. government agency obligations (cost—$412,653,696)		416,612,999

U.S. Treasury obligations—1.0%
U.S. Treasury Notes
1.250%, due 09/30/28 (cost—$3,077,157)	3,100,000	3,056,891

Number of shares
Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[9] (cost — $2,427,937)	2,427,937	2,427,937

	Face amount($)
Short-term U.S. Treasury obligations—4.5%[10]
U.S. Cash Management Bills
0.046%, due 01/04/22	337,000	336,973
0.051%, due 02/15/22	1,600,000	1,599,762
U.S. Treasury Bills
0.051%, due 03/31/22	5,700,000	5,698,813

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Short-term U.S. Treasury obligations—(concluded)
0.056%, due 04/21/22	6,300,000	6,298,354
Total short-term U.S. Treasury obligations (cost—$13,933,902)		13,933,902

		Number of contracts	Notional amount
Swaptions purchased—0.1%
Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.350%, expires 03/01/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 03/03/25	27,000,000	USD	27,000,000	87,966
3 Month USD LIBOR Interest Rate Swap, strike @ 1.400%, expires 04/01/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 04/04/25	27,000,000	USD	27,000,000	104,909
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/21 (Counterparty BOA; receive fixed rate); underlying swap terminates 11/03/26	13,200,000	USD	13,200,000	1
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/21 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	13,200,000	USD	13,200,000	1
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 05/02/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 05/04/25	27,000,000	USD	27,000,000	106,234
3 Month USD LIBOR Interest Rate Swap, strike @ 1.520%, expires 11/01/21 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	14,000,000	USD	14,000,000	2
Total swaptions purchased (cost—$118,295)				299,113
Total investments before investments sold short (cost—$530,446,409)—172.4%				534,349,223

	Face amount ($)
Investments sold short—(24.1)%
UMBS TBA
2.000%	(8,300,000)	(8,300,249)
2.500%	(18,250,000)	(18,735,242)
4.000%	(43,450,000)	(46,557,006)
4.500%	(1,100,000)	(1,189,551)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
Total investments sold short (proceeds—$74,925,482)		(74,782,048)
Liabilities in excess of other assets —(48.3)%		(149,674,881)
Net assets—100.0%		$309,892,294

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	150,330,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.22	JPMCB	11/03/21	5,508	(1,806)	3,702
USD	152,265,000	1,500,000	UMBS TBA, 2.000%, strike @ 101.51	JPMCB	11/03/21	6,094	(1)	6,093
USD	152,010,000	1,500,000	UMBS TBA, 2.000%, strike @ 101.34	JPMCB	11/03/21	5,625	(3)	5,622
USD	101,160,000	1,000,000	UMBS TBA, 2.000%, strike @ 101.16	CITI	11/03/21	3,594	(10)	3,584
USD	202,000,000	2,000,000	UMBS TBA, 2.000%, strike @ 101.00	CITI	11/03/21	9,375	(62)	9,313
USD	50,685,000	500,000	UMBS TBA, 2.000%, strike @ 101.37	CITI	11/03/21	1,289	(1)	1,288
USD	152,415,000	1,500,000	UMBS TBA, 2.000%, strike @ 101.61	GSI	11/03/21	4,219	—	4,219
USD	251,025,000	2,500,000	UMBS TBA, 2.000%, strike @ 100.41	CITI	11/03/21	6,445	(1,551)	4,894
USD	100,220,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.22	CITI	12/06/21	3,750	(3,655)	95
USD	100,160,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.16	CITI	12/06/21	3,750	(3,936)	(186)
USD	100,190,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.19	CITI	12/06/21	3,555	(3,794)	(239)
USD	150,825,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.55	GSI	12/06/21	3,281	(3,534)	(253)
USD	101,160,000	1,000,000	UMBS TBA, 2.000%, strike @ 101.16	CITI	12/06/21	1,992	(876)	1,116
USD	171,139,000	1,700,000	UMBS TBA, 2.000%, strike @ 100.67	JPMCB	12/06/21	5,777	(3,376)	2,401
USD	252,300,000	2,500,000	UMBS TBA, 2.000%, strike @ 100.92	CITI	12/06/21	5,078	(3,333)	1,745
USD	150,690,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.46	JPMCB	12/06/21	5,391	(4,003)	1,388
USD	101,200,000	1,000,000	UMBS TBA, 2.000%, strike @ 101.20	CITI	12/06/21	3,125	(800)	2,325

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Options written—(continued)

Call options—(concluded)

USD	100,450,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.45	CITI	12/06/21	3,516	(2,711)	805
USD	150,315,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.21	JPMCB	12/06/21	5,508	(5,560)	(52)
USD	100,890,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.89	CITI	12/06/21	2,265	(1,405)	860
USD	151,095,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.73	JPMCB	01/06/22	3,984	(5,129)	(1,145)
USD	100,050,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.05	CITI	01/06/22	4,531	(6,448)	(1,917)
USD	199,680,000	2,000,000	UMBS TBA, 2.000%, strike @ 99.84	CITI	01/06/22	7,500	(15,214)	(7,714)
USD	149,790,000	1,500,000	UMBS TBA, 2.000%, strike @ 99.86	GSI	01/06/22	5,625	(11,277)	(5,652)
USD	100,380,000	1,000,000	UMBS TBA, 2.000%, strike @ 100.38	CITI	01/06/22	2,812	(4,882)	(2,070)
USD	200,340,000	2,000,000	UMBS TBA, 2.000%, strike @ 100.17	GSI	01/06/22	6,250	(11,695)	(5,445)
USD	50,150,000	500,000	UMBS TBA, 2.000%, strike @ 100.30	CITI	01/06/22	1,484	(2,621)	(1,137)
USD	149,850,000	1,500,000	UMBS TBA, 2.000%, strike @ 99.90	GSI	01/06/22	5,625	(10,946)	(5,321)
USD	150,120,000	1,500,000	UMBS TBA, 2.000%, strike @ 100.08	JPMCB	01/06/22	6,680	(9,488)	(2,808)
USD	258,450,000	2,500,000	UMBS TBA, 2.500%, strike @ 103.38	JPMCB	11/03/21	11,719	(103)	11,616
USD	51,655,000	500,000	UMBS TBA, 2.500%, strike @ 103.31	CITI	12/06/21	1,094	(512)	582
USD	154,695,000	1,500,000	UMBS TBA, 2.500%, strike @ 103.13	JPMCB	12/06/21	2,930	(2,406)	524
USD	51,540,000	500,000	UMBS TBA, 2.500%, strike @ 103.08	CITI	12/06/21	1,250	(887)	363
USD	103,000,000	1,000,000	UMBS TBA, 2.500%, strike @ 103.00	CITI	01/06/22	1,797	(2,255)	(458)
USD	150,870,000	1,500,000	UMBS, 2.000%, strike @ 100.58	BOA	01/06/22	4,219	(4,219)	—
USD	102,940,000	1,000,000	UMBS, 2.500%, strike @ 102.94	CITI	01/06/22	1,562	(1,562)	—
Total						158,199	(130,061)	28,138
			Put options
USD	151,425,000	1,500,000	GNMA, 2.000%, strike @ 100.95	CITI	11/12/21	3,164	(3,712)	(548)
USD	30,786,000	300,000	GNMA, 2.500%, strike @ 102.62	CITI	11/12/21	562	(556)	6

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Options written—(concluded)

Put options—(concluded)

USD	154,605,000	1,500,000	GNMA, 2.500%, strike @ 103.07	CITI	11/12/21	2,930	(5,932)	(3,002)
USD	249,650,000	2,500,000	UMBS TBA, 2.000%, strike @ 99.86	CITI	11/03/21	6,641	(3,868)	2,773
USD	99,660,000	1,000,000	UMBS TBA, 2.000%, strike @ 99.66	CITI	11/03/21	3,594	(932)	2,662
USD	147,825,000	1,500,000	UMBS TBA, 2.000%, strike @ 98.55	GSI	12/06/21	5,859	(3,303)	2,556
USD	98,890,000	1,000,000	UMBS TBA, 2.000%, strike @ 98.89	CITI	12/06/21	4,141	(2,838)	1,303
USD	247,300,000	2,500,000	UMBS TBA, 2.000%, strike @ 98.92	CITI	12/06/21	9,180	(7,268)	1,912
USD	99,700,000	1,000,000	UMBS TBA, 2.000%, strike @ 99.70	CITI	12/06/21	3,437	(5,303)	(1,866)
USD	99,160,000	1,000,000	UMBS TBA, 2.000%, strike @ 99.16	CITI	12/06/21	3,633	(3,481)	152
USD	146,850,000	1,500,000	UMBS TBA, 2.000%, strike @ 97.90	GSI	01/06/22	8,437	(6,850)	1,587
USD	146,790,000	1,500,000	UMBS TBA, 2.000%, strike @ 97.86	GSI	01/06/22	8,438	(6,754)	1,684
USD	98,380,000	1,000,000	UMBS TBA, 2.000%, strike @ 98.38	CITI	01/06/22	4,687	(5,446)	(759)
USD	195,680,000	2,000,000	UMBS TBA, 2.000%, strike @ 97.84	CITI	01/06/22	10,000	(8,955)	1,045
USD	196,340,000	2,000,000	UMBS TBA, 2.000%, strike @ 98.17	GSI	01/06/22	9,531	(10,095)	(564)
USD	102,310,000	1,000,000	UMBS TBA, 2.500%, strike @ 102.31	CITI	12/06/21	3,203	(4,220)	(1,017)
USD	101,000,000	1,000,000	UMBS TBA, 2.500%, strike @ 101.00	CITI	01/06/22	3,126	(3,147)	(21)
USD	100,780,000	1,000,000	UMBS TBA, 2.500%, strike @ 100.78	CITI	01/06/22	2,500	(2,841)	(341)
USD	177,174,000	1,700,000	UMBS TBA, 3.000%, strike @ 104.22	JPMCB	12/06/21	2,258	(2,597)	(339)
USD	103,990,000	1,000,000	UMBS TBA, 3.000%, strike @ 103.99	JPMCB	12/06/21	1,719	(781)	938
USD	156,090,000	1,500,000	UMBS TBA, 3.000%, strike @ 104.06	JPMCB	01/06/22	2,578	(3,216)	(638)
USD	147,870,000	1,500,000	UMBS, 2.000%, strike @ 98.58	BOA	01/06/22	7,500	(7,500)	—
USD	100,940,000	1,000,000	UMBS, 2.500%, strike @ 100.94	CITI	01/06/22	3,047	(3,047)	—
Total						110,165	(102,642)	7,523
Total options written						268,364	(232,703)	35,661

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.406%, terminating 01/21/32	GSI	Pay	01/19/22	15,900	(17,812)	(1,912)
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.408%, terminating 01/21/32	BOA	Pay	01/19/22	15,900	(17,931)	(2,031)
USD	6,000	6,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.418%, terminating 12/22/31	GSI	Pay	12/20/21	19,200	(26,263)	(7,063)
Total							51,000	(62,006)	(11,006)
			Put swaptions
USD	27,700	27,700,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.720%, terminating 11/03/26	MSCI	Pay	11/01/21	104,394	(3)	104,391
Total swaptions written							155,394	(62,009)	93,385

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures sell contracts:
34	USD	U.S. Treasury Note 10 Year Futures	December 2021	(4,540,812)	(4,443,906)	96,906

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[11]	Payments received by the Portfolio(%)[11]	Value($)	Unrealized appreciation (depreciation)($)
USD	36,100	06/16/23	Quarterly	0.250	3 Month USD LIBOR	142,633	121,364
USD	29,000	06/16/24	Quarterly	0.250	3 Month USD LIBOR	447,881	265,212
USD	10,800	04/29/23	Maturity	0.200	US Federal Funds Effective Rate	31,322	30,984
USD	1,000	07/21/31	Quarterly	1.410	3 Month USD LIBOR	11,308	11,308
USD	10,200	06/16/28	Semi-Annual	3 Month USD LIBOR	0.500	(567,461)	(57,182)
USD	1,200	09/22/31	Semi-Annual	3 Month USD LIBOR	1.850	35,279	35,279
USD	19,100	12/15/28	Semi-Annual	3 Month USD LIBOR	1.500	55,164	(73,097)
Total						156,126	333,868

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	38,788,724	4,871,286	43,660,010
Mortgage-backed securities	—	52,845,295	1,513,076	54,358,371
U.S. government agency obligations	—	416,612,999	—	416,612,999
U.S. Treasury obligations	—	3,056,891	—	3,056,891
Short-term investments	—	2,427,937	—	2,427,937
Short-term U.S. Treasury obligations	—	13,933,902	—	13,933,902
Swaptions purchased	—	299,113	—	299,113
Futures contracts	96,906	—	—	96,906
Swap agreements	—	723,587	—	723,587
Total	96,906	528,688,448	6,384,362	535,169,716
Liabilities
Investments sold short	—	(74,782,048)	—	(74,782,048)
Options written	—	(232,703)	—	(232,703)
Swaptions written	—	(62,009)	—	(62,009)
Swap agreements	—	(567,461)	—	(567,461)
Total	—	(75,644,221)	—	(75,644,221)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2021:

	Mortgage-backed securities	Asset-backed securities	Total
Beginning balance	$-	$293,852	$293,852
Purchases	1,537,266	4,644,855	6,182,121
Sales/paydown	-	(6,293)	(6,293)
Accrued discounts/(premiums)	(6)	(7,635)	(7,641)
Total realized gain/(loss)	-	(10,490)	(10,490)
Net change in unrealized appreciation/depreciation	(24,183)	(43,003)	(67,186)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance	$1,513,076	$4,871,286	$6,384,362

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2021 was $7,912.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $48,651,042, represented 15.7% of the Portfolio's net assets at period end.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

8	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

9	Rates shown reflect yield at October 31, 2021.

10	Rate shown is the discount rate at the date of purchase unless otherwise noted.

11	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—3.6%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[2]	441,024	463,698
Cloud Pass-Through Trust,
Series 2019-1A, Class CLOU,
3.554%, due 12/05/22[2,3]	72,953	73,250
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD LIBOR + 1.100%,
1.189%, due 07/25/51[2,4]	83,409	84,298
Series 2021-B, Class A2,
1.760%, due 06/25/52[2]	96,174	95,279
Credit Acceptance Auto Loan Trust,
Series 2019-3A, Class A,
2.380%, due 11/15/28[2]	630,000	637,874
Series 2020-2A, Class A,
1.370%, due 07/16/29[2]	180,000	181,376
Series 2021-2A, Class A,
0.960%, due 02/15/30[2]	540,000	538,627
Series 2021-3A, Class A,
1.000%, due 05/15/30[2]	280,000	278,846
Series 2021-4, Class A,
1.260%, due 10/15/30[2]	395,000	394,100
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[2]	25,037	25,029
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.480%,
0.569%, due 10/25/34[2,4]	25,551	25,545
EDvestinU Private Education Loan Issue No 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[2]	87,847	86,975
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[2]	41,320	41,889
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[2]	223,313	219,885
Series 2021-5CS, Class A,
2.310%, due 10/20/48[2,5]	124,000	124,270
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
0.609%, due 11/25/35[4]	103,296	96,125

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[2]	210,000	209,522
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[2]	180,000	179,625
Navient Private Education Loan Trust,
Series 2020-IA, Class B,
2.950%, due 04/15/69[2]	100,000	103,863
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
1.140%, due 12/15/59[2,4]	357,882	362,003
Series 2021-A, Class A,
0.840%, due 05/15/69[2]	97,165	96,490
Series 2021-DA, Class A,
PRIME - 1.990%,
1.260%, due 04/15/60[2,4]	471,150	471,203
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[2]	53,642	55,531
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[2]	664,388	658,276
Series 2021-BA, Class AFL,
1 mo. USD LIBOR + 0.780%,
0.866%, due 04/20/62[2,4]	948,498	949,742
Series 2021-CA, Class AFL,
1 mo. USD LIBOR + 0.740%,
0.826%, due 04/20/62[2,4]	608,297	608,648
Nissan Master Owner Trust Receivables,
Series 2019-B, Class A,
1 mo. USD LIBOR + 0.430%,
0.520%, due 11/15/23[4]	410,000	410,058
Prodigy Finance Ltd.,
Series 2021-1A, Class A,
1 mo. USD LIBOR + 1.250%,
1.339%, due 07/25/51[2,4]	410,974	412,396
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[2]	245,000	241,341
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[2]	117,300	123,460

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Asset-backed securities—(concluded)
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
4.840%, due 10/15/41[2,4]		475,000	531,532
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.840%, due 10/15/35[2,4]		119,503	119,947
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
0.890%, due 02/15/36[2,4]		417,033	418,715
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.840%, due 11/15/35[2,4]		527,473	528,946
Series 2021-A, Class A2A1,
1 mo. USD LIBOR + 0.730%,
0.814%, due 01/15/53[2,4]		640,000	642,742
Series 2021-A, Class B,
2.310%, due 01/15/53[2]		100,000	100,398
Series 2021-C, Class APT1,
1.390%, due 01/15/53[2]		252,728	250,023
SoFi Professional Loan Program LLC,
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
1.839%, due 08/25/36[2,4]		28,953	29,070
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
1.289%, due 06/25/33[2,4]		19,664	19,747
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]		132,080	134,240
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[2]		153,301	155,669
Westlake Automobile Receivables Trust,
Series 2020-1A, Class A2,
1.440%, due 09/15/23[2]		233,527	233,961
Total asset-backed securities (cost—$11,324,433)			11,414,214

Corporate bonds—36.2%
Aerospace & defense—1.6%
Airbus SE
2.000%, due 04/07/28[6]	EUR	200,000	251,687
BAE Systems Holdings, Inc.
3.800%, due 10/07/24[2]		316,000	338,636
3.850%, due 12/15/25[2]		82,000	88,762

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
General Dynamics Corp.
3.500%, due 04/01/27		226,000	247,279
3.750%, due 05/15/28		58,000	64,870
L3Harris Technologies, Inc.
3.850%, due 12/15/26		213,000	234,658
4.400%, due 06/15/28		250,000	285,231
Lockheed Martin Corp.
3.800%, due 03/01/45		139,000	163,684
Series B,
6.150%, due 09/01/36		65,000	91,764
Northrop Grumman Corp.
2.930%, due 01/15/25		41,000	43,005
3.850%, due 04/15/45		66,000	76,681
4.030%, due 10/15/47		166,000	199,050
4.750%, due 06/01/43		27,000	34,582
Raytheon Technologies Corp.
2.150%, due 05/18/30	EUR	150,000	190,665
2.820%, due 09/01/51		10,000	9,845
3.100%, due 11/15/21		80,000	80,059
3.750%, due 11/01/46		28,000	31,665
4.125%, due 11/16/28		242,000	274,261
4.200%, due 12/15/44		75,000	86,449
4.625%, due 11/16/48		224,000	290,357
7.000%, due 11/01/28		24,000	30,984
7.200%, due 08/15/27		54,000	69,352
Thales SA
0.010%, due 05/31/22[6]	EUR	200,000	231,675
0.750%, due 06/07/23[6]	EUR	100,000	117,149
TransDigm, Inc.
6.250%, due 03/15/26[2]		170,000	177,438
8.000%, due 12/15/25[2]		1,402,000	1,491,378
			5,201,166
Agriculture—0.8%
Altria Group, Inc.
3.125%, due 06/15/31	EUR	260,000	335,899
4.800%, due 02/14/29		49,000	55,818
5.800%, due 02/14/39		606,000	737,936
6.200%, due 02/14/59		13,000	17,168
BAT Capital Corp.
3.215%, due 09/06/26		321,000	338,435
5.282%, due 04/02/50		247,000	284,789

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
BAT International Finance PLC
0.875%, due 10/13/23[6]	EUR	155,000	181,614
1.250%, due 03/13/27[6]	EUR	100,000	117,378
Imperial Brands Finance Netherlands BV
1.750%, due 03/18/33[6]	EUR	100,000	113,043
Philip Morris International, Inc.
1.450%, due 08/01/39	EUR	110,000	120,363
2.000%, due 05/09/36	EUR	100,000	119,484
Viterra Finance BV
0.375%, due 09/24/25[6]	EUR	120,000	137,674
			2,559,601
Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, due 01/15/30[2]		47,398	48,334
3.700%, due 01/15/26[2]		706	686
American Airlines Pass-Through Trust
3.000%, due 10/15/28		99,566	100,917
4.375%, due 06/15/24[2]		77,350	75,749
4.400%, due 09/22/23		139,879	138,190
Series 2015-2, Class AA,
3.600%, due 09/22/27		41,411	42,882
Series 2016-2, Class AA,
3.200%, due 06/15/28		43,285	44,014
Series AA,
3.150%, due 02/15/32		110,246	113,039
Series AA,
3.575%, due 01/15/28		53,331	53,992
Series AA,
3.650%, due 02/15/29		32,031	33,542
Series B,
4.950%, due 02/15/25		391,476	389,975
Series B,
5.250%, due 01/15/24		38,376	37,815
Delta Airlines Pass-Through Trust,
Series AA,
2.000%, due 06/10/28		61,113	60,783
Series AA,
3.204%, due 04/25/24		101,000	104,995
United Airlines Pass-Through Trust
3.450%, due 12/01/27		35,637	37,401
4.875%, due 01/15/26		35,920	37,958
Series 16-2,
3.650%, due 10/07/25		7,231	7,222

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2020-1, Class A,
5.875%, due 10/15/27		108,396	121,270
Series AA,
2.700%, due 05/01/32		48,055	48,416
Series AA,
2.875%, due 10/07/28		59,141	59,979
Series AA,
3.100%, due 07/07/28		4,734	4,937
Series AA,
3.500%, due 03/01/30		17,174	18,138
Series AA,
4.150%, due 08/25/31		61,459	67,575
Series B,
3.500%, due 05/01/28		73,454	72,533
Series B,
4.600%, due 03/01/26		50,968	52,043
Series B,
4.625%, due 09/03/22		186,765	191,171
Series B,
4.750%, due 04/11/22		115,278	116,453
			2,080,009
Apparel—0.1%
Hanesbrands, Inc.
4.875%, due 05/15/26[2,7]		250,000	267,246

Auto manufacturers—1.2%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	141,184
BMW US Capital LLC
1.950%, due 08/12/31[2]		35,000	34,144
4.150%, due 04/09/30[2]		91,000	104,469
Daimler Finance North America LLC
2.125%, due 03/10/25[2]		296,000	303,022
3.500%, due 08/03/25[2]		150,000	161,479
Daimler International Finance BV
0.250%, due 11/06/23[6]	EUR	60,000	69,819
General Motors Financial Co., Inc.
2.750%, due 06/20/25		358,000	371,703
4.000%, due 01/15/25		113,000	120,911
4.350%, due 04/09/25		64,000	69,640
Hyundai Capital America
2.375%, due 02/10/23[2]		365,000	371,976

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
3.950%, due 02/01/22[2]		290,000	292,384
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]		200,000	203,600
3.750%, due 03/05/23[2]		350,000	362,425
Nissan Motor Co. Ltd.
4.810%, due 09/17/30[2]		461,000	512,353
Stellantis NV
1.250%, due 06/20/33[6]	EUR	140,000	157,022
Toyota Motor Credit Corp.
3.000%, due 04/01/25		319,000	337,709
Toyota Motor Finance Netherlands BV
0.250%, due 01/10/22[6]	EUR	105,000	121,544
			3,735,384
Auto parts & equipment—0.1%
BorgWarner, Inc.
1.000%, due 05/19/31	EUR	100,000	113,563
Conti-Gummi Finance BV
1.125%, due 09/25/24[6]	EUR	110,000	130,590
			244,153
Banks—8.5%
Banco de Sabadell SA
(fixed, converts to FRN on 03/11/26),
1.125%, due 03/11/27[4,6]	EUR	200,000	235,484
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.125%, due 06/06/24[2]		150,000	158,250
Banco Nacional de Panama
2.500%, due 08/11/30[2]		200,000	188,600
Bank of America Corp.
(fixed, converts to FRN on 10/26/30),
0.654%, due 10/26/31[4,6]	EUR	100,000	112,106
(fixed, converts to FRN on 04/22/24),
0.976%, due 04/22/25[4]		142,000	141,384
(fixed, converts to FRN on 10/24/25),
1.197%, due 10/24/26[4]		264,000	259,604
(fixed, converts to FRN on 06/19/25),
1.319%, due 06/19/26[4]		849,000	842,435
(fixed, converts to FRN on 07/22/26),
1.734%, due 07/22/27[4]		387,000	384,509
(fixed, converts to FRN on 07/23/30),
1.898%, due 07/23/31[4]		78,000	74,521
(fixed, converts to FRN on 10/24/30),
1.922%, due 10/24/31[4]		136,000	129,707

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 02/13/25),
2.015%, due 02/13/26[4]		181,000	184,368
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31[4]		70,000	70,291
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[4]		10,000	10,020
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[4]		127,000	128,465
(fixed, converts to FRN on 10/22/29),
2.884%, due 10/22/30[4]		106,000	109,736
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[4]		264,000	270,911
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30[4]		836,000	886,426
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26[4]		366,000	388,329
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28[4]		263,000	281,210
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24[4]		123,000	127,574
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[4]		840,000	916,163
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29[4]		144,000	159,514
4.000%, due 01/22/25		76,000	81,924
(fixed, converts to FRN on 04/23/39),
4.078%, due 04/23/40[4]		420,000	484,141
4.450%, due 03/03/26		84,000	93,095
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[4,8]		90,000	100,752
Series L,
3.950%, due 04/21/25		16,000	17,277
Bank of New York Mellon Corp.,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[4,8]		115,000	123,481
Banque Federative du Credit Mutuel SA
0.750%, due 06/15/23[6]	EUR	100,000	117,542
Barclays PLC
(fixed, converts to FRN on 08/09/28),
0.577%, due 08/09/29[4,6]	EUR	100,000	112,707
(fixed, converts to FRN on 03/10/31),
2.667%, due 03/10/32[4]		216,000	215,107

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 04/02/24),
3.375%, due 04/02/25[4,6]	EUR	100,000	124,358
3.684%, due 01/10/23		432,000	434,550
(fixed, converts to FRN on 03/10/41),
3.811%, due 03/10/42[4]		200,000	212,197
BNP Paribas SA
(fixed, converts to FRN on 04/13/26),
0.250%, due 04/13/27[4,6]	EUR	200,000	228,032
(fixed, converts to FRN on 01/19/29),
0.500%, due 01/19/30[4,6]	EUR	200,000	224,756
BPCE SA
0.250%, due 01/15/26[6]	EUR	100,000	115,638
0.625%, due 04/28/25[6]	EUR	100,000	117,507
2.700%, due 10/01/29[2]		313,000	321,719
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31[4]		1,198,000	1,207,880
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[4,8]		331,000	333,896
Credit Suisse AG/New York NY
1.250%, due 08/07/26		415,000	406,217
Credit Suisse Group AG
(fixed, converts to FRN on 04/02/25),
3.250%, due 04/02/26[4,6]	EUR	200,000	252,262
Danske Bank A/S
1.226%, due 06/22/24[2]		378,000	380,359
(fixed, converts to FRN on 09/10/26),
1.549%, due 09/10/27[2,4]		280,000	273,518
5.000%, due 01/12/22[2]		250,000	252,111
5.375%, due 01/12/24[6]		218,000	237,377
Deutsche Bank AG
(fixed, converts to FRN on 04/01/24),
1.447%, due 04/01/25[4]		204,000	204,034
1.686%, due 03/19/26		210,000	209,462
4.100%, due 01/13/26		45,000	48,598
Goldman Sachs Group, Inc.
3 mo. Euribor + 0.550%,
0.002%, due 04/21/23[4,6]	EUR	230,000	266,353
3 mo. USD LIBOR + 1.170%,
1.295%, due 05/15/26[4]		244,000	249,361
(fixed, converts to FRN on 10/21/31),
2.650%, due 10/21/32[4]		33,000	33,242
3.500%, due 04/01/25		805,000	859,508
3.500%, due 11/16/26		109,000	116,788

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
3.750%, due 05/22/25		302,000	324,139
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38[4]		155,000	177,551
(fixed, converts to FRN on 04/23/38),
4.411%, due 04/23/39[4]		417,000	499,917
6.250%, due 02/01/41		21,000	30,799
HSBC Holdings PLC
(fixed, converts to FRN on 05/24/26),
1.589%, due 05/24/27[4]		200,000	196,550
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[4]		200,000	203,182
ING Groep N.V.
(fixed, converts to FRN on 09/03/24),
0.100%, due 09/03/25[4,6]	EUR	100,000	115,357
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/22/26),
1.578%, due 04/22/27[4,7]		184,000	182,215
(fixed, converts to FRN on 03/13/25),
2.005%, due 03/13/26[4]		502,000	511,575
(fixed, converts to FRN on 05/06/29),
3.702%, due 05/06/30[4]		51,000	55,730
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[4]		756,000	823,998
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[4]		495,000	539,367
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[4]		196,000	217,595
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48[4]		314,000	372,640
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29[4]		211,000	240,755
5.600%, due 07/15/41		59,000	81,410
KBC Group N.V.
1.125%, due 01/25/24[6]	EUR	100,000	118,804
Lloyds Banking Group PLC
4.375%, due 03/22/28		214,000	241,351
Mitsubishi UFJ Financial Group, Inc.
2.048%, due 07/17/30		261,000	254,163
Mizuho Financial Group, Inc.
0.523%, due 06/10/24[6]	EUR	100,000	117,074
(fixed, converts to FRN on 09/08/30),
1.979%, due 09/08/31[4]		201,000	192,502

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 05/25/25),
2.226%, due 05/25/26[4]		308,000	314,214
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25[4]		200,000	207,449
(fixed, converts to FRN on 07/16/24),
2.839%, due 07/16/25[4]		280,000	292,380
Morgan Stanley
(fixed, converts to FRN on 07/20/26),
1.512%, due 07/20/27[4]		163,000	160,337
(fixed, converts to FRN on 05/04/26),
1.593%, due 05/04/27[4]		621,000	615,213
(fixed, converts to FRN on 02/13/31),
1.794%, due 02/13/32[4]		173,000	162,969
(fixed, converts to FRN on 10/20/31),
2.511%, due 10/20/32[4]		25,000	24,939
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31[4]		70,000	71,550
3.625%, due 01/20/27		263,000	285,839
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29[4]		984,000	1,080,769
(fixed, converts to FRN on 07/22/37),
3.971%, due 07/22/38[4]		129,000	147,814
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30[4]		894,000	1,023,547
OP Corporate Bank PLC
(fixed, converts to FRN on 06/09/25),
1.625%, due 06/09/30[4,6]	EUR	300,000	355,276
Santander UK Group Holdings PLC
(fixed, converts to FRN on 03/15/24),
1.089%, due 03/15/25[4]		326,000	324,436
(fixed, converts to FRN on 11/15/23),
4.796%, due 11/15/24[4]		296,000	317,824
State Street Corp.,
Series F,
3 mo. USD LIBOR + 3.597%,
3.713%, due 12/15/21[4,8]		44,000	44,084
Series H,
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[4,8]		125,000	130,923
Sumitomo Mitsui Financial Group, Inc.
2.784%, due 07/12/22		5,000	5,085
3.544%, due 01/17/28		135,000	147,117
3.944%, due 07/19/28[7]		47,000	52,343
Toronto-Dominion Bank
0.375%, due 04/25/24[6]	EUR	200,000	233,496

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[4]		330,000	341,929
(fixed, converts to FRN on 04/30/40),
3.068%, due 04/30/41[4]		172,000	176,538
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[4]		223,000	240,517
4.150%, due 01/24/29		73,000	82,186
			26,850,804
Beverages—0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36		1,002,000	1,212,235
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 01/23/29		111,000	130,325
Coca-Cola Co.
2.250%, due 01/05/32		167,000	168,691
3.450%, due 03/25/30		27,000	30,065
Keurig Dr. Pepper, Inc.
3.200%, due 05/01/30		128,000	135,852
Pernod Ricard SA
0.000%, due 10/24/23[6,9]	EUR	100,000	115,937
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]		380,000	390,530
			2,183,635
Biotechnology—0.2%
Amgen, Inc.
4.400%, due 05/01/45		186,000	224,230
Biogen, Inc.
3.150%, due 05/01/50		91,000	89,379
Gilead Sciences, Inc.
4.800%, due 04/01/44		193,000	244,074
			557,683
Building materials—0.1%
Carrier Global Corp.
2.242%, due 02/15/25		80,000	82,128
Holcim Finance Luxembourg SA
0.500%, due 09/03/30[6]	EUR	100,000	110,672

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
0.500%, due 04/23/31[6]	EUR	100,000	109,762
			302,562
Chemicals—0.4%
Air Liquide Finance SA
0.375%, due 04/18/22[6]	EUR	100,000	115,807
Air Products & Chemicals, Inc.
2.800%, due 05/15/50		60,000	61,625
Dow Chemical Co.
1.125%, due 03/15/32	EUR	170,000	196,505
5.550%, due 11/30/48		65,000	91,882
DuPont de Nemours, Inc.
4.493%, due 11/15/25		245,000	272,576
Ecolab, Inc.
2.750%, due 08/18/55[2]		79,000	78,130
LYB International Finance III LLC
4.200%, due 05/01/50		80,000	93,655
MEGlobal Canada ULC
5.875%, due 05/18/30[2]		200,000	242,875
Sherwin-Williams Co.
4.500%, due 06/01/47		37,000	46,306
Westlake Chemical Corp.
3.375%, due 08/15/61		49,000	47,481
			1,246,842
Commercial services—0.3%
ADT Security Corp.
4.125%, due 06/15/23		355,000	369,548
Amadeus IT Group SA
2.875%, due 05/20/27[6]	EUR	100,000	128,403
Global Payments, Inc.
2.900%, due 05/15/30		58,000	59,181
3.200%, due 08/15/29		275,000	287,520
RELX Capital, Inc.
3.000%, due 05/22/30		216,000	228,015
			1,072,667
Computers—0.4%
Apple, Inc.
3.750%, due 11/13/47		50,000	58,912
4.650%, due 02/23/46		45,000	59,467
Dell International LLC/EMC Corp.
8.350%, due 07/15/46		42,000	69,794

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
International Business Machines Corp.
2.850%, due 05/15/40		153,000	151,964
3.300%, due 05/15/26		171,000	184,474
Leidos, Inc.
4.375%, due 05/15/30		451,000	504,489
Seagate HDD Cayman
4.091%, due 06/01/29		340,000	351,550
			1,380,650
Diversified financial services—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28		150,000	152,090
Air Lease Corp.
2.875%, due 01/15/26		134,000	138,510
Capital One Financial Corp.
1.650%, due 06/12/29	EUR	200,000	241,098
3.800%, due 01/31/28		79,000	87,144
Charles Schwab Corp.,
Series E,
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[4,8]		190,000	190,532
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[4,8]		130,000	133,789
FCA Bank SpA
0.500%, due 09/18/23[6]	EUR	100,000	116,508
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		200,000	243,319
Intercontinental Exchange, Inc.
2.100%, due 06/15/30		122,000	120,364
Nomura Holdings, Inc.
2.608%, due 07/14/31		200,000	197,548
PSA Banque France SA
0.010%, due 01/22/25[6]	EUR	100,000	114,856
SURA Asset Management SA
4.875%, due 04/17/24[2]		100,000	107,269
			1,843,027
Electric—2.8%
AEP Texas, Inc.
3.450%, due 05/15/51		96,000	101,445
Series H,
3.450%, due 01/15/50		102,000	107,253

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
AEP Transmission Co. LLC
3.150%, due 09/15/49		95,000	99,624
3.750%, due 12/01/47		64,000	73,062
4.250%, due 09/15/48		25,000	31,080
Alabama Power Co.
3.450%, due 10/01/49		42,000	46,570
4.150%, due 08/15/44		97,000	114,498
Ameren Illinois Co.
3.250%, due 03/15/50		110,000	120,887
Baltimore Gas & Electric Co.
3.500%, due 08/15/46		36,000	39,740
3.750%, due 08/15/47		204,000	234,892
CenterPoint Energy Houston Electric LLC,
Series AF,
3.350%, due 04/01/51		112,000	125,416
Consumers Energy Co.
2.650%, due 08/15/52		5,000	4,941
3.250%, due 08/15/46		73,000	78,349
3.500%, due 08/01/51		191,000	217,626
DTE Electric Co.
3.950%, due 03/01/49		160,000	192,775
Duke Energy Carolinas LLC
3.875%, due 03/15/46		162,000	187,215
Duke Energy Florida LLC
1.750%, due 06/15/30		144,000	139,083
2.500%, due 12/01/29		438,000	451,941
4.200%, due 07/15/48		38,000	46,304
Duke Energy Ohio, Inc.
3.650%, due 02/01/29		110,000	120,838
Duke Energy Progress LLC
2.900%, due 08/15/51		56,000	56,405
3.700%, due 09/01/28		15,000	16,670
4.100%, due 05/15/42		131,000	153,253
4.100%, due 03/15/43		40,000	47,239
Edison International
5.750%, due 06/15/27[7]		83,000	95,162
Enel Finance International NV
0.875%, due 09/28/34[6]	EUR	100,000	112,937
Entergy Arkansas LLC
3.350%, due 06/15/52		42,000	45,430
Entergy Louisiana LLC
1.600%, due 12/15/30		129,000	122,477
2.900%, due 03/15/51		35,000	35,010

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
4.200%, due 09/01/48		35,000	43,129
ESB Finance DAC
3.494%, due 01/12/24[6]	EUR	100,000	124,477
Exelon Corp.
4.700%, due 04/15/50		70,000	90,144
5.625%, due 06/15/35		99,000	127,280
FirstEnergy Corp.
2.050%, due 03/01/25		29,000	29,087
2.650%, due 03/01/30		153,000	150,547
Series C,
3.400%, due 03/01/50		111,000	110,112
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]		202,000	218,582
4.550%, due 04/01/49[2]		125,000	146,107
5.450%, due 07/15/44[2]		60,000	75,924
Florida Power & Light Co.
3.150%, due 10/01/49		225,000	245,743
3.950%, due 03/01/48		97,000	118,991
5.250%, due 02/01/41		5,000	6,803
5.650%, due 02/01/37		7,000	9,559
Iberdrola International BV,
Series NC5,
(fixed, converts to FRN on 01/28/26),
1.874%, due 01/28/26[4,6,8]	EUR	200,000	235,371
Kallpa Generacion SA
4.125%, due 08/16/27[2]		200,000	207,288
MidAmerican Energy Co.
3.100%, due 05/01/27		105,000	112,936
3.150%, due 04/15/50		70,000	74,751
3.650%, due 04/15/29		204,000	226,841
3.650%, due 08/01/48		34,000	38,940
NextEra Energy Operating Partners LP
4.250%, due 07/15/24[2]		495,000	524,057
Northern States Power Co.
2.600%, due 06/01/51		121,000	117,944
2.900%, due 03/01/50		30,000	30,946
3.200%, due 04/01/52		44,000	47,800
NRG Energy, Inc.
2.450%, due 12/02/27[2]		120,000	120,034
4.450%, due 06/15/29[2]		74,000	81,113
Ohio Power Co.
4.000%, due 06/01/49		73,000	86,000

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Series R,
2.900%, due 10/01/51		74,000	73,677
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49		50,000	53,969
3.700%, due 11/15/28		153,000	170,745
3.800%, due 09/30/47		28,000	33,159
Pacific Gas and Electric Co.
4.950%, due 07/01/50		86,000	95,187
PECO Energy Co.
3.050%, due 03/15/51		98,000	102,262
Public Service Electric & Gas Co.
2.050%, due 08/01/50		55,000	47,934
3.650%, due 09/01/28		42,000	46,747
Southern California Edison Co.
1.845%, due 02/01/22		3,929	3,936
Series 20C,
1.200%, due 02/01/26		50,000	49,321
Series A,
4.200%, due 03/01/29		91,000	101,839
Series E,
3.700%, due 08/01/25		514,000	555,273
Southwestern Public Service Co.,
Series 8,
3.150%, due 05/01/50		91,000	96,163
Tampa Electric Co.
4.200%, due 05/15/45		42,000	48,981
4.450%, due 06/15/49		59,000	75,480
Virginia Electric and Power Co.,
Series A,
6.000%, due 05/15/37		144,000	199,053
Series B,
4.200%, due 05/15/45		62,000	74,747
Vistra Operations Co. LLC
4.300%, due 07/15/29[2]		262,000	280,402
			8,727,503
Electrical components & equipment—0.1%
Schneider Electric SE
0.000%, due 06/12/23[6,9]	EUR	100,000	116,153

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electrical components & equipment—(concluded)
0.250%, due 09/09/24[6]	EUR	100,000	116,744
			232,897
Electronics—0.1%
Agilent Technologies, Inc.
2.300%, due 03/12/31		101,000	100,487
Amphenol Technologies Holding GmbH
0.750%, due 05/04/26[6]	EUR	135,000	159,205
			259,692
Environmental control—0.0%†
Republic Services, Inc.
3.375%, due 11/15/27		88,000	94,846
Waste Management, Inc.
2.950%, due 06/01/41		19,000	19,692
			114,538
Food—0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		140,000	142,275
3.500%, due 02/15/23[2]		128,000	130,240
4.625%, due 01/15/27[2]		563,000	589,208
Grupo Bimbo SAB de CV
4.000%, due 09/06/49[2]		200,000	220,037
Mondelez International, Inc.
2.750%, due 04/13/30		70,000	72,913
			1,154,673
Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion SA
4.200%, due 01/29/30[2]		200,000	211,940
Fibria Overseas Finance Ltd.
5.500%, due 01/17/27		43,000	48,001
Georgia-Pacific LLC
0.950%, due 05/15/26[2]		228,000	222,901
International Paper Co.
4.800%, due 06/15/44		72,000	91,595

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Forest Products & Paper—(concluded)
Suzano Austria GmbH
3.750%, due 01/15/31		48,000	47,880
			622,317
Gas—0.2%
Atmos Energy Corp.
4.125%, due 10/15/44		29,000	33,922
CenterPoint Energy Resources Corp.
1.750%, due 10/01/30		185,000	176,960
Piedmont Natural Gas Co., Inc.
2.500%, due 03/15/31		75,000	75,341
3.500%, due 06/01/29		87,000	93,912
Redexis Gas Finance BV
1.875%, due 05/28/25[6]	EUR	100,000	121,356
			501,491
Healthcare-products—0.3%
Abbott Ireland Financing DAC
0.100%, due 11/19/24[6]	EUR	100,000	116,014
0.875%, due 09/27/23[6]	EUR	100,000	117,994
Boston Scientific Corp.
2.650%, due 06/01/30		73,000	74,852
DH Europe Finance II SARL
0.200%, due 03/18/26	EUR	130,000	149,636
1.800%, due 09/18/49	EUR	100,000	124,298
Thermo Fisher Scientific, Inc.
2.000%, due 10/15/31		270,000	264,239
			847,033
Healthcare-services—0.6%
AHS Hospital Corp.,
Series 2021,
2.780%, due 07/01/51		40,000	39,782
Anthem, Inc.
4.550%, due 03/01/48		54,000	67,922
4.850%, due 08/15/54		27,000	34,776
CommonSpirit Health
2.782%, due 10/01/30		57,000	58,231
3.910%, due 10/01/50		110,000	123,749
Fresenius Finance Ireland PLC
0.875%, due 10/01/31[6]	EUR	60,000	67,975
HCA, Inc.
5.250%, due 04/15/25		785,000	880,250
5.250%, due 06/15/26		53,000	60,100

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
5.250%, due 06/15/49		55,000	71,316
Humana, Inc.
1.350%, due 02/03/27		70,000	68,164
4.500%, due 04/01/25		116,000	127,652
Methodist Hospital,
Series 20A,
2.705%, due 12/01/50		32,000	31,614
UnitedHealth Group, Inc.
3.750%, due 10/15/47		77,000	89,352
4.250%, due 06/15/48		160,000	200,547
			1,921,430
Home builders—0.1%
D.R. Horton, Inc.
1.300%, due 10/15/26		147,000	144,178
2.600%, due 10/15/25		36,000	37,499
			181,677
Insurance—0.3%
American International Group, Inc.
4.800%, due 07/10/45		182,000	234,616
Aon Corp.
2.800%, due 05/15/30		241,000	249,747
Hartford Financial Services Group, Inc.
4.300%, due 04/15/43		30,000	35,416
Marsh & McLennan Cos., Inc.
1.979%, due 03/21/30	EUR	165,000	208,612
2.250%, due 11/15/30		53,000	52,971
4.375%, due 03/15/29		70,000	80,854
Metropolitan Life Global Funding I
0.010%, due 09/23/22[6]	EUR	100,000	115,946
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]		47,000	57,598
			1,035,760
Internet—0.4%
Booking Holdings, Inc.
0.100%, due 03/08/25	EUR	100,000	115,260
Netflix, Inc.
4.375%, due 11/15/26		85,000	94,563
5.750%, due 03/01/24		484,000	533,005
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]		200,000	204,162

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Twitter, Inc.
3.875%, due 12/15/27[2]	200,000		210,332
			1,157,322
Investment companies—0.2%
Ares Capital Corp.
2.150%, due 07/15/26	156,000		154,489
4.250%, due 03/01/25	330,000		351,639
			506,128
Iron & steel—0.0%†
Vale Overseas Ltd.
3.750%, due 07/08/30	25,000		25,500
6.875%, due 11/10/39	35,000		46,163
			71,663
Machinery-diversified—0.1%
KION Group AG
1.625%, due 09/24/25[6]	EUR	100,000	121,038
Nvent Finance SARL
3.950%, due 04/15/23	247,000		255,947
			376,985
Media—1.7%
AMC Networks, Inc.
5.000%, due 04/01/24	362,000		366,072
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	32,000		31,414
3.850%, due 04/01/61	32,000		30,944
3.950%, due 06/30/62	105,000		102,805
4.400%, due 12/01/61	68,000		72,208
6.484%, due 10/23/45	570,000		786,301
Comcast Corp.
0.010%, due 09/14/26	EUR	190,000	216,631
2.650%, due 02/01/30	297,000		307,579
3.300%, due 04/01/27	197,000		212,582
3.400%, due 04/01/30	139,000		151,591
3.400%, due 07/15/46	172,000		185,390
3.969%, due 11/01/47	80,000		92,115
4.000%, due 08/15/47	72,000		83,586
4.150%, due 10/15/28	118,000		134,649
4.200%, due 08/15/34	69,000		80,682
4.250%, due 10/15/30	20,000		23,073

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Cox Communications, Inc.
3.600%, due 06/15/51[2]	44,000		47,128
4.800%, due 02/01/35[2]	4,000		4,748
Discovery Communications LLC
1.900%, due 03/19/27	EUR	225,000	274,242
Dish DBS Corp.
5.875%, due 07/15/22	1,257,000		1,288,425
Informa PLC
2.125%, due 10/06/25[6]	EUR	130,000	157,769
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	40,000		40,050
5.000%, due 08/01/27[2]	671,000		700,356
ViacomCBS, Inc.
4.375%, due 03/15/43	53,000		60,599
6.875%, due 04/30/36	14,000		19,967
			5,470,906
Mining—0.4%
Anglo American Capital PLC
4.000%, due 09/11/27[2]	227,000		246,018
4.750%, due 04/10/27[2]	220,000		246,796
Antofagasta PLC
2.375%, due 10/14/30[2,7]	230,000		216,243
Glencore Funding LLC
1.625%, due 04/27/26[2]	248,000		245,255
2.500%, due 09/01/30[2]	185,000		180,957
2.625%, due 09/23/31[2]	80,000		77,972
2.850%, due 04/27/31[2]	56,000		56,073
3.375%, due 09/23/51[2]	41,000		39,722
			1,309,036
Miscellaneous manufacturers—0.1%
General Electric Co.,
Series A,
6.750%, due 03/15/32	144,000		197,921
Parker-Hannifin Corp.
3.250%, due 06/14/29	92,000		98,587
			296,508
Oil & gas—1.4%
BP Capital Markets America, Inc.
3.001%, due 03/17/52	100,000		98,551

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
BP Capital Markets BV
1.467%, due 09/21/41[6]	EUR	100,000	115,608
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[4,6,8]	EUR	135,000	166,048
Cenovus Energy, Inc.
3.750%, due 02/15/52	5,000		5,060
5.400%, due 06/15/47	24,000		30,014
Devon Energy Corp.
4.750%, due 05/15/42	41,000		47,688
5.000%, due 06/15/45	24,000		29,197
5.850%, due 12/15/25	122,000		140,575
Diamondback Energy, Inc.
3.125%, due 03/24/31	224,000		231,312
3.500%, due 12/01/29	140,000		149,151
4.400%, due 03/24/51	25,000		28,811
Eni SpA
3.625%, due 01/29/29[6]	EUR	200,000	281,092
Series NC9,
(fixed, converts to FRN on 02/11/30),
2.750%, due 02/11/30[4,6,8]	EUR	100,000	115,741
Exxon Mobil Corp.
1.408%, due 06/26/39	EUR	170,000	191,828
Marathon Oil Corp.
6.600%, due 10/01/37	79,000		106,413
Marathon Petroleum Corp.
4.500%, due 05/01/23	30,000		31,513
Pertamina Persero PT
3.100%, due 01/21/30[2]	200,000		203,413
Petronas Capital Ltd.
3.500%, due 04/21/30[2]	200,000		215,618
Qatar Petroleum
3.300%, due 07/12/51[2]	200,000		204,563
Raizen Fuels Finance SA
5.300%, due 01/20/27[2]	200,000		219,100
Repsol Europe Finance Co.
0.875%, due 07/06/33[6]	EUR	100,000	113,219
Saudi Arabian Oil Co.
2.250%, due 11/24/30[2]	200,000		193,413
Shell International Finance BV
4.550%, due 08/12/43	41,000		51,729

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Suncor Energy, Inc.
6.800%, due 05/15/38	24,000		34,127
TotalEnergies Capital International SA
2.125%, due 11/19/21[6]	EUR	100,000	115,736
2.125%, due 03/15/23[6]	EUR	100,000	119,561
TotalEnergies SE,
Series NC7,
(fixed, converts to FRN on 01/25/28),
1.625%, due 10/25/27[4,6,8]	EUR	220,000	253,048
Viper Energy Partners LP
5.375%, due 11/01/27[2]	955,000		995,588
			4,487,717
Packaging & containers—0.1%
Amcor Flexibles North America, Inc.
2.690%, due 05/25/31	113,000		114,730
Ball Corp.
2.875%, due 08/15/30	195,000		187,444
Packaging Corp. of America
3.050%, due 10/01/51	24,000		24,305
Sealed Air Corp.
4.000%, due 12/01/27[2]	155,000		161,975
			488,454
Pharmaceuticals—0.9%
AbbVie, Inc.
4.300%, due 05/14/36	54,000		62,637
4.500%, due 05/14/35	594,000		702,519
4.625%, due 10/01/42	4,000		4,851
AstraZeneca PLC
1.375%, due 08/06/30	122,000		115,375
Bayer AG
1.375%, due 07/06/32[6]	EUR	100,000	117,810
Becton Dickinson and Co.
1.401%, due 05/24/23	EUR	100,000	118,212
Cigna Corp.
3.400%, due 03/01/27	146,000		157,099
4.125%, due 11/15/25	386,000		424,565
CVS Health Corp.
3.000%, due 08/15/26	138,000		146,861
3.625%, due 04/01/27	69,000		75,297
4.300%, due 03/25/28	108,000		122,273
5.125%, due 07/20/45	227,000		298,673

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Merck KGaA
(fixed, converts to FRN on 09/18/24),
1.625%, due 06/25/79[4,6]	EUR	100,000	119,022
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	309,000		328,838
Upjohn Finance BV
1.023%, due 06/23/24[6]	EUR	140,000	165,462
			2,959,494
Pipelines—1.3%
Cameron LNG LLC
3.402%, due 01/15/38[2]	145,000		151,218
Cheniere Energy Partners LP
4.000%, due 03/01/31[2]	410,000		426,407
4.500%, due 10/01/29	60,000		64,061
Energy Transfer LP
2.900%, due 05/15/25	19,000		19,830
4.950%, due 06/15/28	41,000		46,822
5.000%, due 05/15/50	28,000		32,785
5.250%, due 04/15/29	233,000		270,633
5.500%, due 06/01/27	176,000		203,684
5.875%, due 01/15/24	146,000		158,666
6.100%, due 02/15/42	15,000		18,540
8.250%, due 11/15/29	84,000		112,912
Enterprise Products Operating LLC
3.300%, due 02/15/53	48,000		48,101
4.200%, due 01/31/50	61,000		69,822
NGPL PipeCo LLC
3.250%, due 07/15/31[2]	64,000		65,138
4.875%, due 08/15/27[2]	100,000		112,205
7.768%, due 12/15/37[2]	20,000		28,747
Northern Natural Gas Co.
4.300%, due 01/15/49[2]	85,000		100,992
Northwest Pipeline LLC
4.000%, due 04/01/27	173,000		189,692
Rattler Midstream LP
5.625%, due 07/15/25[2]	504,000		526,680
Sabine Pass Liquefaction LLC
4.200%, due 03/15/28	241,000		267,222
5.000%, due 03/15/27	50,000		56,697
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]	45,000		45,664
3.500%, due 01/15/28[2]	69,000		74,128

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
4.150%, due 01/15/48[2]	171,000		193,928
Transcontinental Gas Pipe Line Co. LLC
3.950%, due 05/15/50	34,000		38,591
4.000%, due 03/15/28	330,000		366,320
7.850%, due 02/01/26	284,000		350,070
			4,039,555
Real estate—0.3%
Heimstaden Bostad Treasury BV
0.250%, due 10/13/24[6]	EUR	270,000	311,980
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]	200,000		207,850
Vonovia Finance BV
0.125%, due 04/06/23[6]	EUR	200,000	232,072
0.750%, due 01/25/22[6]	EUR	100,000	115,911
Vonovia SE
0.625%, due 12/14/29[6]	EUR	100,000	113,217
			981,030
Real estate investment trusts—1.1%
American Tower Corp.
0.400%, due 02/15/27	EUR	110,000	125,434
1.500%, due 01/31/28	181,000		173,781
2.100%, due 06/15/30	84,000		81,577
3.950%, due 03/15/29	55,000		60,733
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	460,000		480,478
Crown Castle International Corp.
2.250%, due 01/15/31	36,000		35,019
3.100%, due 11/15/29	47,000		49,134
3.300%, due 07/01/30	55,000		58,133
3.700%, due 06/15/26	20,000		21,600
3.800%, due 02/15/28	145,000		158,997
4.150%, due 07/01/50	70,000		80,939
4.450%, due 02/15/26	3,000		3,315
Digital Dutch Finco BV
1.000%, due 01/15/32[6]	EUR	110,000	122,747
1.500%, due 03/15/30[6]	EUR	100,000	119,710
Duke Realty LP
1.750%, due 07/01/30	40,000		38,211
2.875%, due 11/15/29	200,000		209,562
Equinix, Inc.
1.800%, due 07/15/27	50,000		49,667

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
2.000%, due 05/15/28	184,000		181,960
3.200%, due 11/18/29	85,000		89,545
GLP Capital LP/GLP Financing II, Inc.
4.000%, due 01/15/30	323,000		342,635
Merlin Properties Socimi SA
1.875%, due 12/04/34[6]	EUR	200,000	228,455
National Retail Properties, Inc.
3.000%, due 04/15/52	29,000		28,390
3.500%, due 04/15/51	109,000		116,179
SBA Communications Corp.
3.125%, due 02/01/29[2]	121,000		116,160
SELP Finance Sarl
0.875%, due 05/27/29[6]	EUR	100,000	113,777
Simon International Finance SCA
1.375%, due 11/18/22[6]	EUR	105,000	123,040
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	250,000		258,957
			3,468,135
Retail—0.3%
Alimentation Couche-Tard, Inc.
3.439%, due 05/13/41[2]	51,000		52,640
Home Depot, Inc.
2.750%, due 09/15/51	34,000		34,137
4.250%, due 04/01/46	115,000		144,759
Lowe's Cos., Inc.
2.800%, due 09/15/41	68,000		66,902
3.650%, due 04/05/29	118,000		130,291
McDonald's Corp.
2.125%, due 03/01/30	80,000		80,128
4.450%, due 09/01/48	104,000		130,470
Starbucks Corp.
2.250%, due 03/12/30	189,000		189,749
Walmart, Inc.
2.650%, due 09/22/51	98,000		100,260
			929,336
Semiconductors—0.9%
Applied Materials, Inc.
4.350%, due 04/01/47	43,000		55,086
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	94,000		101,899

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
Broadcom, Inc.
3.459%, due 09/15/26	46,000	49,101
4.150%, due 11/15/30	309,000	339,716
4.700%, due 04/15/25	83,000	91,639
4.750%, due 04/15/29	306,000	348,848
5.000%, due 04/15/30	178,000	206,545
Intel Corp.
3.200%, due 08/12/61	114,000	116,995
KLA Corp.
3.300%, due 03/01/50	132,000	141,574
4.100%, due 03/15/29	105,000	119,339
4.650%, due 11/01/24	12,000	13,171
Lam Research Corp.
2.875%, due 06/15/50	89,000	90,851
3.750%, due 03/15/26	8,000	8,784
NVIDIA Corp.
1.550%, due 06/15/28	118,000	116,535
3.500%, due 04/01/50	44,000	50,373
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, due 05/11/31[2]	45,000	44,725
3.150%, due 05/01/27[2]	58,000	61,145
3.400%, due 05/01/30[2]	138,000	147,600
4.300%, due 06/18/29[2]	502,000	564,530
QUALCOMM, Inc.
4.300%, due 05/20/47	67,000	84,543
		2,752,999
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28[2]	44,000	43,130
3.483%, due 12/01/27	182,000	194,179
3.844%, due 05/01/25	56,000	60,218
		297,527
Software—1.6%
Activision Blizzard, Inc.
2.500%, due 09/15/50	108,000	96,901
3.400%, due 09/15/26	43,000	46,310
Autodesk, Inc.
2.850%, due 01/15/30	121,000	125,484
Citrix Systems, Inc.
3.300%, due 03/01/30	118,000	119,717

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Electronic Arts, Inc.
1.850%, due 02/15/31	190,000		182,644
Fidelity National Information Services, Inc.
0.125%, due 12/03/22	EUR	100,000	115,983
0.750%, due 05/21/23	EUR	200,000	234,129
1.000%, due 12/03/28	EUR	170,000	199,463
3.100%, due 03/01/41	82,000		83,029
Fiserv, Inc.
3.500%, due 07/01/29	451,000		486,790
MSCI, Inc.
3.625%, due 09/01/30[2]	256,000		262,400
3.875%, due 02/15/31[2]	512,000		528,178
Oracle Corp.
2.300%, due 03/25/28	290,000		294,365
2.800%, due 04/01/27	495,000		517,357
3.600%, due 04/01/40	49,000		51,065
3.800%, due 11/15/37	434,000		465,653
3.850%, due 07/15/36	246,000		265,795
3.900%, due 05/15/35	240,000		260,703
5.375%, due 07/15/40	295,000		373,511
6.125%, due 07/08/39	133,000		181,205
Salesforce.Com, Inc.
3.050%, due 07/15/61	39,000		40,709
VMware, Inc.
1.800%, due 08/15/28	117,000		114,051
2.200%, due 08/15/31	94,000		91,475
3.900%, due 08/21/27	54,000		59,224
			5,196,141
Telecommunications—3.4%
AT&T, Inc.
2.300%, due 06/01/27	52,000		53,182
2.600%, due 05/19/38	EUR	100,000	131,010
3.500%, due 02/01/61	279,000		272,010
3.650%, due 06/01/51	52,000		54,086
4.300%, due 02/15/30	326,000		370,194
4.350%, due 03/01/29	173,000		196,423
4.500%, due 05/15/35	264,000		305,042
4.750%, due 05/15/46	48,000		58,411
5.150%, due 02/15/50	357,000		459,712
Bharti Airtel Ltd.
3.250%, due 06/03/31[2]	200,000		199,030

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Corning, Inc.
4.375%, due 11/15/57	27,000		33,020
Level 3 Financing, Inc.
3.400%, due 03/01/27[2]	164,000		170,968
3.625%, due 01/15/29[2]	517,000		489,191
Lumen Technologies, Inc.,
Series T,
5.800%, due 03/15/22	617,000		624,022
Motorola Solutions, Inc.
2.300%, due 11/15/30	30,000		29,288
2.750%, due 05/24/31	247,000		249,360
4.600%, due 02/23/28	125,000		143,141
4.600%, due 05/23/29	114,000		131,215
5.500%, due 09/01/44	33,000		42,881
Qwest Corp.
6.750%, due 12/01/21	472,000		473,652
SES SA
2.000%, due 07/02/28[6]	EUR	100,000	121,705
Sprint Communications, Inc.
6.000%, due 11/15/22	1,429,000		1,498,992
T-Mobile USA, Inc.
2.250%, due 02/15/26	225,000		226,125
3.375%, due 04/15/29[2]	322,000		330,855
3.750%, due 04/15/27	882,000		956,961
Telstra Corp. Ltd.
3.500%, due 09/21/22[6]	EUR	265,000	316,946
Verizon Communications, Inc.
1.500%, due 09/18/30	322,000		302,204
2.875%, due 11/20/50	145,000		138,161
2.987%, due 10/30/56	99,000		93,996
3.150%, due 03/22/30	744,000		787,897
3.875%, due 02/08/29[7]	524,000		583,928
4.125%, due 03/16/27	119,000		132,993
4.272%, due 01/15/36	347,000		405,598
4.862%, due 08/21/46	169,000		221,875
5.500%, due 03/16/47	22,000		30,884
Vodafone Group PLC
5.250%, due 05/30/48	46,000		60,618
			10,695,576
Transportation—0.9%
Burlington Northern Santa Fe LLC
4.150%, due 12/15/48	173,000		216,178

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		435,000	443,156
CSX Corp.
2.500%, due 05/15/51		5,000	4,667
2.600%, due 11/01/26		101,000	106,584
3.250%, due 06/01/27		29,000	31,206
4.750%, due 11/15/48		90,000	118,584
FedEx Corp.
0.450%, due 05/04/29	EUR	100,000	113,153
2.400%, due 05/15/31		64,000	64,121
4.250%, due 05/15/30		366,000	417,751
4.900%, due 01/15/34		70,000	85,421
Norfolk Southern Corp.
2.550%, due 11/01/29		134,000	138,684
3.050%, due 05/15/50		60,000	61,507
Ryder System, Inc.
2.500%, due 09/01/24		186,000	193,142
2.900%, due 12/01/26		102,000	107,515
4.625%, due 06/01/25		105,000	116,294
Union Pacific Corp.
2.891%, due 04/06/36		148,000	154,250
3.250%, due 02/05/50		182,000	197,381
United Parcel Service, Inc.
2.500%, due 09/01/29		44,000	46,032
3.400%, due 03/15/29		124,000	136,905
4.450%, due 04/01/30		35,000	41,524
			2,794,055
Trucking & leasing—0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200%, due 11/15/25[2]		293,000	287,603

Water—0.1%
Veolia Environnement SA
0.672%, due 03/30/22[6]	EUR	300,000	347,387
Total corporate bonds (cost—$113,417,671)			114,037,997

Mortgage-backed securities—5.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[2]		465,000	485,998

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
0.991%, due 11/15/32[2,4]	1,150,000	1,134,066
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	224,090
Series 2019-B15, Class C,
3.722%, due 12/15/72[3]	111,000	114,297
BF Mortgage Trust,
Series 2019-NYT, Class B,
1 mo. USD LIBOR + 1.400%,
1.490%, due 12/15/35[2,4]	325,000	324,397
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
1.180%, due 10/15/34[2,4]	350,000	350,109
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
1.010%, due 10/15/36[2,4]	355,398	355,508
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
0.890%, due 12/15/36[2,4]	294,490	294,313
Series 2020-VIV3, Class B,
3.544%, due 03/09/44[2,3]	185,000	195,331
Series 2020-VIV4, Class A,
2.843%, due 03/09/44[2]	255,000	262,677
Series 2021-XL2, Class A,
1 mo. USD LIBOR + 0.689%,
0.789%, due 10/15/36[2,4]	315,000	313,430
BX Trust,
Series 2021-ARIA, Class A,
1 mo. USD LIBOR + 0.899%,
0.979%, due 10/15/36[2,4]	535,000	533,827
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[3]	101,000	107,266
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	326,629
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 07/25/49[2,4]	64,854	65,180

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
1.036%, due 08/25/49[2,4]	196,939	197,092
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	658,735	653,653
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	154,486
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	273,857	286,356
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class B,
2.795%, due 07/15/31[2]	130,000	131,300
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A,
2.257%, due 08/15/37[2]	383,000	388,510
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[2]	260,000	273,234
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
1.171%, due 07/15/38[2,4]	407,878	408,653
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1,
1.101%, due 03/25/24[3]	2,363,660	54,846
Series K121, Class X1,
1.028%, due 10/25/30[3]	1,198,130	93,473
Series KC02, Class A2,
3.370%, due 07/25/25	590,000	611,370
Series KL06, Class XFX,
1.364%, due 12/25/29	720,000	62,458
FHLMC REMIC Trust,
Series 2626, Class A,
4.000%, due 06/15/33	64,956	69,381
Series 4213, Class VE,
3.500%, due 06/15/26	20,984	20,989
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
0.540%, due 05/15/41[4]	129,531	131,091
Series 4316, Class XZ,
4.500%, due 03/15/44	428,771	478,261
Series 4323, Class CA,
4.000%, due 03/15/40	3,396	3,396

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 4328, Class DA,
4.000%, due 01/15/36	104,873	106,010
Series 4443, Class BA,
3.500%, due 04/15/41	29,487	30,023
Series 4447, Class PA,
3.000%, due 12/15/44	53,627	56,498
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
0.590%, due 08/15/46[4]	219,238	221,577
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
1.039%, due 10/25/49[2,4]	157,550	157,673
Series 2020-1INV, Class A11,
1 mo. USD LIBOR + 0.850%,
0.939%, due 03/25/50[2,4]	235,581	235,710
FNMA REMIC Trust,
Series 2011-8, Class ZA,
4.000%, due 02/25/41	755,430	799,298
Series 2013-112, Class HQ,
4.000%, due 11/25/43	38,653	42,206
Series 2014-12, Class GV,
3.500%, due 03/25/27	92,637	93,851
Series 2014-48, Class AB,
4.000%, due 10/25/40	2,755	2,755
Series 2015-20, Class EV,
3.500%, due 07/25/26	160,925	167,581
Series 2015-28, Class IO,
5.500%, due 05/25/45	734,823	133,813
Series 2015-58, Class JP,
2.500%, due 03/25/37	66,204	68,349
Series 2015-62, Class VA,
4.000%, due 10/25/26	49,253	50,962
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
0.489%, due 08/25/46[4]	330,472	332,792
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
0.589%, due 09/25/46[4]	171,530	173,221
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
0.589%, due 10/25/46[4]	208,641	210,460
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[3]	211,699	221,770

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
GNMA Trust,
Series 2014-131, Class BW,
1.933%, due 05/20/41[3]	29,458	30,703
Series 2015-167, Class SA,
1 mo. USD LIBOR + 6.250%,
6.164%, due 11/20/45[4]	247,379	47,187
GS Mortgage Securities Corp. Trust,
Series 2020-TWN3, Class B,
1 mo. USD LIBOR + 2.500%,
2.590%, due 11/15/37[2,4]	335,000	337,064
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2021-MHC, Class A,
1 mo. USD LIBOR + 0.800%,
0.890%, due 04/15/38[2,4]	85,041	85,091
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
1.090%, due 09/15/29[2,4]	130,000	129,917
JP Morgan Mortgage Trust,
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 02/25/50[2,4]	189,552	190,705
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
0.936%, due 03/25/50[2,4]	91,917	91,910
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[3]	520,000	557,905
Series 2018-SUN, Class A,
1 mo. USD LIBOR + 0.900%,
0.990%, due 07/15/35[2,4]	290,000	289,908
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
2.450%, due 12/15/36[2,4]	241,000	241,976
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[2,3]	70,693	75,151
One New York Plaza Trust,
Series 2020-1NYP, Class A,
1 mo. USD LIBOR + 0.950%,
1.040%, due 01/15/26[2,4]	240,000	240,301
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[2,3]	515,000	568,433
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[2,3]	92,739	94,264

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Starwood Mortgage Residential Trust,
Series 2020-2, Class A1,
2.718%, due 04/25/60[2,3]	107,650	108,338
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 0.900%,
0.986%, due 11/11/34[2,4]	81,008	80,982
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	501,968
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	191,929
Total mortgage-backed securities (cost—$15,863,325)		16,073,948

Municipal bonds—0.1%
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds Revenue Bonds
6.561%, due 12/15/40	105,000	156,163
New Jersey Turnpike Authority, Taxable Refunding Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	25,160
Total municipal bonds (cost—$151,142)		181,323

Non-U.S. government agency obligations—2.1%
Argentine Republic Government International Bond
1.000%, due 07/09/29	29,232	10,582
1.750%, due 07/09/30[10]	266,126	91,148
5.000%, due 07/09/35[10]	767,563	235,642
Brazilian Government International Bond
3.875%, due 06/12/30	225,000	209,925
Chile Government International Bond
2.450%, due 01/31/31	145,000	142,626
2.550%, due 01/27/32	200,000	197,663
2.550%, due 07/27/33	275,000	265,787
3.240%, due 02/06/28	130,000	137,012
Colombia Government International Bond
3.125%, due 04/15/31	85,000	79,757
3.875%, due 04/25/27	570,000	592,016
4.500%, due 03/15/29	75,000	79,303
Egypt Government International Bond,
7.300%, due 09/30/33[2]	205,000	191,675

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
Hungary Government International Bond
7.625%, due 03/29/41		44,000	72,443
Indonesia Government International Bond
2.850%, due 02/14/30		240,000	247,020
4.100%, due 04/24/28		111,000	123,508
7.750%, due 01/17/38[2]		108,000	161,312
Mexico Government International Bond
1.450%, due 10/25/33	EUR	545,000	582,768
3.750%, due 01/11/28		461,000	498,831
4.600%, due 02/10/48		200,000	212,162
5.750%, due 10/12/10		18,000	20,867
Panama Government International Bond
3.750%, due 03/16/25		250,000	266,609
4.500%, due 04/01/56		450,000	494,803
Peruvian Government International Bond
2.783%, due 01/23/31		41,000	40,931
3.300%, due 03/11/41[7]		41,000	40,057
3.600%, due 01/15/72		12,000	11,508
4.125%, due 08/25/27		36,000	39,438
Philippine Government International Bond
1.648%, due 06/10/31		200,000	191,022
3.000%, due 02/01/28		600,000	637,476
Qatar Government International Bond
3.750%, due 04/16/30[2]		200,000	223,100
Romanian Government International Bond
3.000%, due 02/14/31[2]		42,000	42,218
4.000%, due 02/14/51[2]		76,000	76,489
Saudi Government International Bond
5.000%, due 04/17/49[2]		200,000	249,500
Uruguay Government International Bond
4.500%, due 08/14/24		85,000	90,647
Total non-U.S. government agency obligations (cost—$6,598,496)			6,555,845

U.S. government agency obligations—31.8%
FHLB
4.000%, due 09/01/28		680,000	792,006
FHLMC
3.000%, due 09/01/27		22,508	23,654
3.000%, due 07/01/28		13,287	13,992
3.500%, due 04/01/42		11,384	12,321
3.500%, due 08/01/42		10,503	11,368
3.500%, due 06/01/44		5,875	6,355
3.500%, due 10/01/47		55,699	60,901

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 12/01/47	47,605	52,052
3.500%, due 01/01/48	17,810	19,359
4.000%, due 09/01/40	21,162	23,218
4.000%, due 07/01/44	14,018	15,383
4.500%, due 07/01/47	228,510	253,914
4.500%, due 08/01/48	112,244	124,386
5.000%, due 02/01/42	313,522	354,593
5.000%, due 09/01/43	155,379	175,945
6.250%, due 07/15/32	302,000	435,137
6.750%, due 03/15/31	82,000	118,210
FNMA
2.000%, due 10/01/31	11,848	12,179
2.000%, due 11/01/31	151,452	155,682
2.000%, due 12/01/31	16,534	16,996
2.000%, due 03/01/32	106,562	109,539
2.500%, due 04/01/32	2,120,262	2,215,434
3.000%, due 07/01/29	305,079	321,575
3.000%, due 10/01/29	26,241	27,666
3.000%, due 01/01/30	174,396	183,605
3.000%, due 01/01/31	705,865	743,262
3.000%, due 09/01/31	26,331	27,803
3.000%, due 04/01/32	14,477	15,188
3.000%, due 09/01/32	320,910	339,813
3.000%, due 03/01/33	308,426	327,007
3.000%, due 09/01/37	11,823	12,438
3.000%, due 06/01/38	228,242	241,540
3.000%, due 03/01/47	4,084,628	4,345,928
3.000%, due 08/01/50	141,207	148,760
3.500%, due 05/01/32	460,010	495,151
3.500%, due 01/01/34	19,264	20,828
3.500%, due 05/01/35	74,596	80,337
3.500%, due 05/01/39	8,667	9,194
3.500%, due 12/01/39	33,310	35,337
3.500%, due 01/01/40	124,951	132,554
3.500%, due 02/01/40	39,558	41,965
3.500%, due 04/01/42	1,657	1,792
3.500%, due 02/01/45	13,023	14,089
3.500%, due 03/01/46	6,102,233	6,604,912
3.500%, due 09/01/46	38,598	41,408
3.500%, due 12/01/46	53,272	57,638
3.500%, due 02/01/47	256,166	277,091
3.500%, due 03/01/47	13,569	14,667
3.500%, due 05/01/47	144,366	156,044

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 06/01/47	30,211	32,655
3.500%, due 04/01/48	9,265	10,084
4.000%, due 09/01/33	13,991	14,979
4.000%, due 10/01/33	38,389	41,511
4.000%, due 01/01/42	361,511	396,224
4.000%, due 01/01/45	1,592,235	1,745,694
4.000%, due 07/01/46	745,062	810,304
4.000%, due 05/01/47	27,780	30,356
4.000%, due 07/01/47	112,298	122,213
4.000%, due 08/01/47	63,819	69,738
4.000%, due 02/01/48	12,596	13,786
4.000%, due 04/01/48	42,478	47,325
4.000%, due 01/01/49	83,308	91,075
4.000%, due 03/01/49	237,130	253,671
4.000%, due 08/01/50	904,071	965,926
4.500%, due 04/01/41	1,566,001	1,739,250
4.500%, due 11/01/45	8,578	9,651
4.500%, due 12/01/45	37,417	41,406
4.500%, due 07/01/46	96,868	109,455
4.500%, due 10/01/47	26,061	29,227
4.500%, due 12/01/47	51,987	57,543
4.500%, due 05/01/48	340,045	376,827
5.000%, due 09/01/31	209,671	233,114
5.000%, due 01/01/44	69,865	79,051
5.000%, due 03/01/44	126,733	142,785
GNMA
3.000%, due 02/15/45	63,347	66,507
4.000%, due 06/15/47	16,271	17,634
4.000%, due 09/15/47	32,693	35,431
4.000%, due 10/15/47	122,407	132,659
4.000%, due 11/15/47	25,228	27,433
4.000%, due 12/15/47	70,640	76,556
4.000%, due 01/15/48	143,925	155,979
4.500%, due 03/15/47	23,245	26,318
4.500%, due 04/15/47	51,879	58,596
4.500%, due 05/15/47	17,747	20,080
GNMA II
3.000%, due 04/20/50	117,201	121,564
3.000%, due 05/20/50	90,329	93,694
3.000%, due 08/20/50	89,337	92,679
3.000%, due 05/20/51	395,102	411,403
3.500%, due 04/20/43	39,728	42,977
3.500%, due 05/20/43	40,628	43,951
3.500%, due 05/20/45	165,221	175,614
3.500%, due 03/20/46	1,605,195	1,699,888
3.500%, due 05/20/46	197,451	209,099
3.500%, due 07/20/46	73,200	77,518
4.000%, due 04/20/39	2,220	2,438
4.000%, due 04/20/42	46,333	50,816

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
4.000%, due 08/20/44	354,552	385,824
4.000%, due 06/20/47	298,135	320,246
4.000%, due 05/20/50	193,478	205,186
4.500%, due 07/20/40	4,425	4,935
4.500%, due 08/20/40	4,249	4,738
4.500%, due 09/20/40	8,363	9,326
4.500%, due 10/20/40	8,185	9,127
4.500%, due 06/20/44	229,500	255,077
4.500%, due 09/20/48	79,647	86,104
4.500%, due 03/20/49	79,355	84,615
4.500%, due 04/20/50	95,563	102,271
GNMA II TBA
2.000%	4,583,000	4,641,662
2.500%	4,303,000	4,422,968
3.000%	3,029,000	3,143,860
3.500%	871,200	910,746
4.000%	120,500	127,759
4.500%	362,000	385,935
UMBS TBA
1.500%[11]	5,206,000	5,126,147
2.000%	18,386,000	18,448,126
2.500%[11]	26,007,189	26,717,421
3.000%[11]	2,384,148	2,487,072
3.000%	1,400,000	1,458,576
3.500%[11]	56,287	59,747
4.000%	44,000	47,104
4.500%[11]	18,000	19,457
Total U.S. government agency obligations (cost—$99,144,678)		100,286,929

U.S. Treasury obligations—23.1%
U.S. Treasury Bonds
1.125%, due 08/15/40	3,555,000	3,071,187
1.250%, due 05/15/50	730,000	617,135
1.375%, due 11/15/40	1,940,000	1,750,698

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(continued)
1.375%, due 08/15/50	2,245,000	1,957,622
1.625%, due 11/15/50	2,057,000	1,907,867
1.750%, due 08/15/41[5]	4,655,000	4,481,165
1.875%, due 02/15/41	840,000	825,431
1.875%, due 02/15/51	714,000	702,398
2.000%, due 02/15/50	955,000	965,893
2.250%, due 08/15/49	45,000	47,962
2.375%, due 05/15/51	615,000	675,923
2.750%, due 11/15/47	465,000	540,853
2.875%, due 11/15/46	1,070,000	1,266,487
2.875%, due 05/15/49	605,000	726,071
3.000%, due 11/15/45	660,000	790,608
3.000%, due 02/15/47	6,494,000	7,871,692
3.000%, due 02/15/48	1,030,000	1,253,945
3.000%, due 08/15/48	695,000	848,063
3.000%, due 02/15/49	275,000	336,939
3.125%, due 11/15/41	3,015,000	3,595,859
3.625%, due 08/15/43	980,000	1,265,195
3.625%, due 02/15/44	2,035,000	2,638,107
4.375%, due 02/15/38	315,000	433,162
4.750%, due 02/15/37	2,175,000	3,086,376
U.S. Treasury Notes
0.125%, due 08/15/23	590,000	586,727
0.250%, due 06/15/24	4,399,000	4,347,965
0.250%, due 05/31/25	490,000	477,961
0.250%, due 10/31/25	1,330,000	1,288,489
0.375%, due 07/15/24	1,070,000	1,060,429
0.375%, due 04/30/25	2,070,800	2,031,649
0.375%, due 11/30/25	2,980,000	2,897,352
0.375%, due 07/31/27	3,168,000	3,005,021
0.500%, due 02/28/26	2,711,000	2,641,107
0.625%, due 07/31/26	1,645,000	1,603,297
0.625%, due 05/15/30	5,560,000	5,165,805
0.750%, due 05/31/26	2,019,000	1,983,431
0.750%, due 08/31/26	2,780,000	2,724,183
0.875%, due 06/30/26	674,000	665,154

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
1.000%, due 07/31/28	842,000	817,595
Total U.S. Treasury obligations (cost—$71,256,753)		72,952,803

	Number of shares
Short-term investments—13.5%
Commercial paper—1.8%
Banco Santander SA	1,385,000	1,384,983
Macquarie Bank, Ltd.	925,000	924,991
Mitsubishi UFJ Trust & Banking Corp.	2,205,000	2,204,794
Swedbank AB	1,270,000	1,269,945
Total Commercial paper		5,784,713

Investment companies—11.7%
State Street Institutional U.S. Government Money Market Fund, 0.030%[12]	36,720,846	36,720,846
Total Short-term investments (cost—$42,505,425)		42,505,559

Face amount[1]

Short-term U.S. Treasury obligations—4.8%
U.S. Treasury Bills
0.046%, due 11/04/21[11,13] (cost—$15,064,944)	15,065,000	15,064,956

Number of shares
Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[12] (cost—$739,888)	739,888	739,888

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of contracts	Notional amount		Value ($)
Option purchased—0.0%†
Put options—0.0%†
U.S. Treasury Note 10 Year Future Options, strike @ USD 133.00, expires 11/26/21 (cost—$10,673)	1,463,000	USD	11	29,047

Swaptions purchased—0.5%
Call swaptions—0.3%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.012% expires 04/28/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/27	3,590,000	USD	3,590,000	21,812
3 Month USD LIBOR Interest Rate Swap, strike @ 0.013% expires 03/28/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/30/27	2,450,000	USD	2,450,000	19,590
3 Month USD LIBOR Interest Rate Swap, strike @ 0.013% expires 07/01/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 07/05/27	2,880,000	USD	2,880,000	26,672
3 Month USD LIBOR Interest Rate Swap, strike @ 0.016% expires 07/29/24 (Counterparty: GS; pay floating rate); underlying swap terminates 07/31/34	790,000	USD	790,000	25,183
3 Month USD LIBOR Interest Rate Swap, strike @ 0.017% expires 07/22/24 (Counterparty: GS; pay floating rate); underlying swap terminates 07/24/34	380,000	USD	380,000	13,921
3 Month USD LIBOR Interest Rate Swap, strike @ 0.017% expires 08/02/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/06/34	380,000	USD	380,000	14,077
3 Month USD LIBOR Interest Rate Swap, strike @ 0.020% expires 06/24/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	635,000	USD	635,000	31,645
3 Month USD LIBOR Interest Rate Swap, strike @ 0.020% expires 06/28/24 (Counterparty: GS; pay floating rate); underlying swap terminates 07/02/34	635,000	USD	635,000	32,682
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	7,463
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	8,382
3 Month USD LIBOR Interest Rate Swap, strike @ 1.385% expires 04/08/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/12/27	2,560,000	USD	2,560,000	25,935
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	9,713
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	22,211

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.525% expires 04/05/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/07/27	1,300,000	USD	1,300,000	18,504
3 Month USD LIBOR Interest Rate Swap, strike @ 2.605% expires 04/07/26 (Counterparty: GS; pay floating rate); underlying swap terminates 04/09/36	670,000	USD	670,000	61,304
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	106,350
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	33,668
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	123,178
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	125,332
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	38,511
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	38,952
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	39,190
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	39,821
Total				884,096

Put swaptions—0.2%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.013% expires 03/28/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/30/27	2,450,000	USD	2,450,000	28,081
3 Month USD LIBOR Interest Rate Swap, strike @ 0.013% expires 07/01/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 07/05/27	2,880,000	USD	2,880,000	45,783
3 Month USD LIBOR Interest Rate Swap, strike @ 0.013% expires 07/15/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/19/27	4,140,000	USD	4,140,000	76,809
3 Month USD LIBOR Interest Rate Swap, strike @ 0.015% expires 07/06/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 07/08/27	2,880,000	USD	2,880,000	37,367
3 Month USD LIBOR Interest Rate Swap, strike @ 0.017% expires 07/22/24 (Counterparty: GS; pay floating rate); underlying swap terminates 07/24/34	380,000	USD	380,000	20,640

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 0.017% expires 08/02/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/06/34	380,000	USD	380,000	20,671
3 Month USD LIBOR Interest Rate Swap, strike @ 0.018% expires 08/05/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/07/34	1,120,000	USD	1,120,000	54,600
3 Month USD LIBOR Interest Rate Swap, strike @ 0.020% expires 06/24/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/26/34	635,000	USD	635,000	25,727
3 Month USD LIBOR Interest Rate Swap, strike @ 0.020% expires 06/28/24 (Counterparty: GS; pay floating rate); underlying swap terminates 07/02/34	635,000	USD	635,000	25,079
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	47,185
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	25,553
3 Month USD LIBOR Interest Rate Swap, strike @ 1.385% expires 04/08/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/12/27	2,560,000	USD	2,560,000	26,278
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	23,079
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	46,505
3 Month USD LIBOR Interest Rate Swap, strike @ 1.525% expires 04/05/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/07/27	1,300,000	USD	1,300,000	9,556
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/02/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/04/32	1,170,000	USD	1,170,000	10,242
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/08/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/10/32	1,190,000	USD	1,190,000	10,683
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/17/34	1,150,000	USD	1,150,000	27,158
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	1,150,000	USD	1,150,000	27,292
3 Month USD LIBOR Interest Rate Swap, strike @ 2.605% expires 04/07/26 (Counterparty: GS; pay floating rate); underlying swap terminates 04/09/36	670,000	USD	670,000	21,466
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	36,668

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850% expires 05/09/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/11/52	1,430,000	USD	1,430,000	3,948
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	11,012
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	14,493
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	13,920
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	11,251
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	9,806
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	9,718
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	9,543
Total				730,113

Total swaptions purchased (cost—$1,590,952)	1,614,209
Total investments before investments sold short (cost—$377,668,380)[14]—121.0%	381,456,718

	Face amount[1]	Value ($)
Investments sold short—(1.4)%
U.S. government agency obligations—(1.4)%
UMBS TBA
1.500%	(53,000)	(51,303)
2.500%	(2,623,000)	(2,694,424)
3.000%	(412,000)	(431,899)
3.500%	(886,739)	(936,778)
4.500%	(324,000)	(350,280)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Investments sold short—(concluded)
U.S. government agency obligations—(concluded)
Total investments sold short (proceeds—$4,486,424)		(4,464,684)
Liabilities in excess of other assets—19.6)%		(61,652,931)
Net assets—100.0%		$315,339,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	11,000	1,496,000	U.S. Treasury Note 10 Year Future Options, strike @ USD 136.00, expires 11/26/21, strike @ 136.00	BB	11/26/21	3,077	(172)	2,905

			Put options
USD	22,000	2,882,000	U.S. Treasury Note 10 Year Future Options, strike @ USD 131.00, expires 11/26/21, strike @ 131.00	BB	11/26/21	8,560	(18,562)	(10,002)
Total options written						11,637	(18,734)	(7,097)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	8,740	8,740,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 04/05/24	JPMCB	Receive	04/01/22	20,801	(9,769)	11,032
USD	1,800	1,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 04/26/27	BOA	Receive	04/22/22	9,360	(3,538)	5,822
USD	5,390	5,390,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 05/02/27	BOA	Receive	04/28/22	24,076	(10,930)	13,146

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written—(continued)
Call swaptions written—(continued)
USD	835	835,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 06/09/32	JPMCB	Receive	06/07/22	7,932	(9,413)	(1,481)
USD	1,120	1,120,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 11/08/31	BOA	Receive	11/04/21	5,600	—	5,600
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 11/16/31	BOA	Receive	11/12/21	11,356	(354)	11,002
USD	1,320	1,320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 09/05/32	GS	Receive	09/01/22	35,112	(23,658)	11,454
USD	310	310,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 09/19/54	BOA	Receive	09/17/24	32,318	(35,973)	(3,655)
USD	220	220,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/02/54	BOA	Receive	09/30/24	22,880	(29,935)	(7,055)
USD	665	665,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/11/32	BOA	Receive	10/07/22	18,287	(20,638)	(2,351)
USD	665	665,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/17/32	BOA	Receive	10/13/22	18,105	(20,494)	(2,389)
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 01/12/24	BOA	Receive	01/10/22	21,408	(4,195)	17,213
USD	6,360	6,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 03/02/24	GS	Receive	02/28/22	20,193	(4,067)	16,126
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.52%, terminating 03/07/24	BOA	Receive	03/03/22	9,436	(2,248)	7,188
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.56%, terminating 03/23/24	JPMCB	Receive	03/21/22	10,854	(2,917)	7,937
USD	6,290	6,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.57%, terminating 03/25/24	JPMCB	Receive	03/23/22	20,442	(5,818)	14,624
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Receive	05/02/22	23,874	(741)	23,133
USD	720	720,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 01/31/32	JPMCB	Receive	01/27/22	9,864	(700)	9,164
USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Receive	10/11/22	18,003	(3,584)	14,419

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written—(continued)
Call swaptions written—(concluded)
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/20/32	GS	Receive	12/16/22	15,696	(5,490)	10,206
USD	3,140	3,140,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.24%, terminating 10/27/24	JPMCB	Receive	10/25/22	18,840	(18,656)	184
USD	2,090	2,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.24%, terminating 10/27/24	BOA	Receive	10/25/22	12,488	(12,362)	126
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/31/32	BOA	Receive	01/27/22	15,526	(2,120)	13,406
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	GS	Receive	12/16/22	15,696	(5,634)	10,062
USD	530	530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	BOA	Receive	12/30/22	17,437	(6,475)	10,962
USD	950	950,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.44%, terminating 01/11/33	BOA	Receive	01/09/23	33,727	(16,759)	16,968
USD	620	620,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.62%, terminating 02/22/32	BOA	Receive	02/18/22	16,430	(9,692)	6,738
USD	130	130,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.98%, terminating 10/21/56	JPMCB	Receive	10/19/26	16,380	(20,011)	(3,631)
USD	970	970,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.01%, terminating 03/03/33	BOA	Receive	03/01/23	36,957	(43,460)	(6,503)
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,154	(106,373)	(60,219)
Total							585,232	(436,004)	149,228

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	2,669	2,669,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.00%, terminating 12/14/23	JPMCB	Pay	12/10/21	2,242	(17,928)	(15,686)
USD	1,870	1,870,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 01/21/24	BOA	Pay	01/19/22	3,516	(13,548)	(10,032)
USD	8,740	8,740,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 04/05/24	JPMCB	Pay	04/01/22	20,801	(72,692)	(51,891)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	8,740	8,740,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 04/08/24	JPMCB	Pay	04/06/22	13,984	(57,616)	(43,632)
USD	2,690	2,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 12/08/23	BOA	Pay	12/06/21	2,152	(15,056)	(12,904)
USD	835	835,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 06/09/32	JPMCB	Pay	06/07/22	9,352	(3,929)	5,423
USD	1,320	1,320,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 09/05/32	GS	Pay	09/01/22	35,112	(47,694)	(12,582)
USD	310	310,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 09/19/54	BOA	Pay	09/17/24	32,318	(32,673)	(355)
USD	220	220,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/02/54	BOA	Pay	09/30/24	22,880	(19,818)	3,062
USD	665	665,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/11/32	BOA	Pay	10/07/22	18,287	(16,575)	1,712
USD	665	665,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 10/17/32	BOA	Pay	10/13/22	18,105	(16,886)	1,219
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.02%, terminating 11/16/31	BOA	Pay	11/12/21	13,800	(11,977)	1,823
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 01/12/24	BOA	Pay	01/10/22	19,961	(48,784)	(28,823)
USD	6,360	6,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 03/02/24	GS	Pay	02/28/22	20,193	(55,347)	(35,154)
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.52%, terminating 03/07/24	BOA	Pay	03/03/22	9,436	(27,934)	(18,498)
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.56%, terminating 03/23/24	JPMCB	Pay	03/21/22	10,854	(27,759)	(16,905)
USD	6,290	6,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.57%, terminating 03/25/24	JPMCB	Pay	03/23/22	20,443	(53,861)	(33,418)
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Pay	05/02/22	23,874	(60,446)	(36,572)
USD	4,690	4,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 03/01/24	JPMCB	Pay	02/25/22	11,490	(23,970)	(12,480)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written—(continued)
Put swaptions written—(continued)
USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Pay	10/11/22	18,003	(37,059)	(19,056)
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/20/32	GS	Pay	12/16/22	15,696	(29,006)	(13,310)
USD	2,090	2,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.24%, terminating 10/27/24	BOA	Pay	10/25/22	12,488	(14,831)	(2,343)
USD	3,140	3,140,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.24%, terminating 10/27/24	JPMCB	Pay	10/25/22	18,840	(22,211)	(3,371)
USD	530	530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/04/33	BOA	Pay	12/30/22	17,437	(31,617)	(14,180)
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/31/32	BOA	Pay	01/27/22	15,527	(24,926)	(9,399)
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	GS	Pay	12/16/22	15,696	(28,593)	(12,897)
USD	950	950,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.44%, terminating 01/11/33	BOA	Pay	01/09/23	28,308	(45,803)	(17,495)
USD	720	720,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.50%, terminating 01/31/32	JPMCB	Pay	01/27/22	9,864	(14,532)	(4,668)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/02/32	BOA	Pay	02/28/22	13,687	(13,488)	199
USD	620	620,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.62%, terminating 02/22/32	BOA	Pay	02/18/22	16,430	(10,124)	6,306
USD	890	890,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.81%, terminating 10/21/27	BOA	Pay	10/19/22	9,211	(9,193)	18
USD	130	130,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.98%, terminating 10/21/56	JPMCB	Pay	10/19/26	16,380	(14,666)	1,714
USD	970	970,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.01%, terminating 03/03/33	BOA	Pay	03/01/23	36,957	(23,157)	13,800
USD	1,110	1,110,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 01/10/32	BOA	Pay	01/06/22	25,461	(1,917)	23,544
USD	1,090	1,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 01/12/32	BOA	Pay	01/10/22	25,424	(1,647)	23,777

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Swaptions written—(concluded)
Put swaptions written—(concluded)
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 08/22/34	BOA	Pay	08/20/24	36,173	(38,997)	(2,824)
USD	3,130	3,130,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 05/11/32	BOA	Pay	05/09/22	92,405	(5,276)	87,129
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/04/32	JPMCB	Pay	08/02/22	16,029	(3,660)	12,369
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/10/32	JPMCB	Pay	08/08/22	14,340	(3,847)	10,493
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/17/34	GS	Pay	06/13/24	31,407	(16,291)	15,116
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/24/34	GS	Pay	06/20/24	28,663	(16,397)	12,266
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,154	(26,679)	19,475
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/04/32	JPMCB	Pay	08/02/22	7,663	(1,275)	6,388
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/10/32	JPMCB	Pay	08/08/22	7,080	(1,347)	5,733
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/34	GS	Pay	06/13/24	18,819	(9,881)	8,938
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/24/34	GS	Pay	06/20/24	17,279	(9,960)	7,319
EUR	1,140	1,140,000	6 Month EURIBOR Interest Rate Swap strike @ 0.01%, terminating 05/17/33	BOA	Pay	05/15/23	30,501	(30,137)	364
Total							950,722	(1,111,010)	(160,288)
Total swaptions written							1,535,954	(1,547,014)	(11,060)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
139	USD	U.S. Treasury Note 2 Year Futures	December 2021	30,605,302	30,475,750	(129,552)
160	USD	U.S. Treasury Note 5 Year Futures	December 2021	19,649,278	19,480,000	(169,278)
Total				50,254,580	49,955,750	(298,830)

Interest rate futures sell contracts:
13	USD	90 Day Euro Dollar Futures	December 2024	(3,202,775)	(3,196,375)	6,400
12	EUR	Euro-Schatz Futures (FGBS)	December 2021	(1,557,537)	(1,553,109)	4,428
24	EUR	German Euro BOBL Futures	December 2021	(3,765,425)	(3,711,037)	54,388
27	EUR	German Euro Bund Futures	December 2021	(5,386,693)	(5,247,361)	139,332
6	EUR	German Euro Buxl 30 Year Futures	December 2021	(1,453,988)	(1,449,485)	4,503

U.S. Treasury futures sell contracts:
9	USD	U.S. Long Bond Futures	December 2021	(1,461,446)	(1,447,594)	13,852
34	USD	U.S. Treasury Note 10 Year Futures	December 2021	(4,522,975)	(4,443,906)	79,069
21	USD	U.S. Ultra Bond Futures	December 2021	(4,125,522)	(4,124,531)	991
53	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(7,781,419)	(7,686,656)	94,763
Total				(33,257,780)	(32,860,054)	397,726
Net unrealized appreciation (depreciation)						98,896

Centrally cleared credit default swap agreements on corporate issues—buy protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield Series 37 Index	USD	3,080	12/20/26	Quarterly	3 Month USD LIBOR	71,442	(76,528)	(5,086)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[16]	Payments received by the Portfolio(%)[16]	Value($)	Unrealized appreciation (depreciation)($)
USD	180	07/05/49	Quarterly	2.378	3 Month USD LIBOR	(7,555)	(7,558)
USD	10,180	07/12/23	Quarterly	1.771	3 Month USD LIBOR	(97,478)	(97,545)
USD	160	08/16/49	Quarterly	1.709	3 Month USD LIBOR	811	808
USD	130	08/17/49	Quarterly	1.667	3 Month USD LIBOR	1,048	1,046
USD	285	08/22/34	Quarterly	1.645	3 Month USD LIBOR	6,670	6,665
USD	380	10/21/34	Quarterly	1.907	3 Month USD LIBOR	142	135
USD	380	10/22/34	Quarterly	1.933	3 Month USD LIBOR	(745)	(752)
USD	220	10/23/39	Quarterly	2.098	3 Month USD LIBOR	(1,928)	(1,932)
USD	410	11/07/34	Quarterly	1.998	3 Month USD LIBOR	(3,136)	(3,143)
USD	410	11/12/34	Quarterly	2.111	3 Month USD LIBOR	(7,268)	(7,275)
USD	450	11/15/39	Quarterly	2.137	3 Month USD LIBOR	(5,405)	(5,413)
EUR	340	01/16/30	Semi-Annual	0.185	6 Month EURIBOR	(103)	(163)
EUR	340	01/16/30	Annual	6 Month EURIBOR	0.185	(605)	(597)
USD	1,060	04/14/25	Quarterly	0.626	3 Month USD LIBOR	14,839	14,826
USD	360	05/03/32	Quarterly	0.760	3 Month USD LIBOR	31,086	31,079
USD	1,000	05/04/32	Quarterly	0.765	3 Month USD LIBOR	85,902	85,884
USD	195	06/20/52	Quarterly	1.136	3 Month USD LIBOR	30,622	30,617
USD	195	06/20/52	Quarterly	1.090	3 Month USD LIBOR	32,777	32,772
USD	200	07/12/53	Quarterly	0.881	3 Month USD LIBOR	44,731	44,726
USD	1,400	08/17/27	Quarterly	0.502	3 Month USD LIBOR	63,601	63,578
USD	180	08/17/40	Quarterly	0.973	3 Month USD LIBOR	23,031	23,027
USD	165	11/04/40	Quarterly	1.209	3 Month USD LIBOR	14,206	14,202
USD	40	11/05/40	Quarterly	1.251	3 Month USD LIBOR	3,156	3,155
USD	450	11/15/27	Quarterly	0.845	3 Month USD LIBOR	11,581	11,576
USD	560	02/22/32	Quarterly	1.594	3 Month USD LIBOR	2,748	2,740
USD	280	02/22/32	Quarterly	1.621	3 Month USD LIBOR	663	659
GBP	1,600	02/15/26	Maturity	3.583	12 Month UK RPI	160,284	160,260
USD	2,910	03/01/31	Maturity	2.315	12 Month US CPI	230,396	230,340
USD	1,470	02/15/28	Quarterly	1.271	3 Month USD LIBOR	5,094	5,077
USD	430	03/06/26	Quarterly	1.710	3 Month USD LIBOR	(260)	(261)
USD	950	03/10/31	Quarterly	2.780	3 Month USD LIBOR	(106,432)	(106,446)
USD	3	03/20/31	Quarterly	2.504	3 Month USD LIBOR	(79)	(79)
USD	660	04/20/27	Quarterly	1.285	3 Month USD LIBOR	3,533	3,527
EUR	400	05/16/33	Semi-Annual	0.440	6 Month EURIBOR	(373)	(395)
USD	1,620	06/21/24	Quarterly	0.729	3 Month USD LIBOR	11,572	11,566
USD	810	06/23/24	Quarterly	0.742	3 Month USD LIBOR	5,648	5,645
GBP	785	06/15/26	Maturity	3.630	12 Month UK RPI	68,284	68,272
USD	1,395	06/24/31	Maturity	2.430	12 Month US CPI	78,301	78,273
USD	1,920	08/12/24	Quarterly	0.744	3 Month USD LIBOR	16,260	16,252
USD	1,055	08/15/24	Quarterly	0.782	3 Month USD LIBOR	8,209	8,205
USD	2,170	02/15/47	Annual	1.450	12 Month SOFR	23,875	30,518

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[16]	Payments received by the Portfolio(%)[16]	Value($)	Unrealized appreciation (depreciation)($)
USD	500	09/21/31	Quarterly	1.429	3 Month USD LIBOR	6,445	6,437
USD	220	09/21/31	Annual	1.190	12 Month SOFR	2,413	2,410
USD	500	09/22/31	Quarterly	1.391	3 Month USD LIBOR	8,260	8,252
USD	1,060	09/24/31	Quarterly	1.520	3 Month USD LIBOR	4,720	4,703
USD	1,620	03/24/24	Quarterly	0.563	3 Month USD LIBOR	12,074	12,067
USD	420	03/25/24	Quarterly	0.602	3 Month USD LIBOR	2,800	2,798
USD	1,190	03/29/24	Quarterly	0.639	3 Month USD LIBOR	7,188	7,183
EUR	1,100	11/17/26	Annual	6 Month EURIBOR	0.175	—	—
USD	30	10/01/31	Annual	1.324	12 Month SOFR	(40)	(40)
USD	4,470	02/28/26	Quarterly	0.994	3 Month USD LIBOR	39,162	39,121
USD	2,950	08/15/28	Annual	1.103	12 Month SOFR	16,040	16,002
USD	170	10/08/31	Annual	1.328	12 Month SOFR	(240)	(243)
USD	2,910	04/08/24	Quarterly	0.640	3 Month USD LIBOR	18,611	18,598
USD	1,600	04/11/24	Quarterly	0.649	3 Month USD LIBOR	10,097	10,090
USD	720	04/11/24	Quarterly	0.661	3 Month USD LIBOR	4,379	4,376
USD	1,820	04/12/24	Quarterly	0.677	3 Month USD LIBOR	10,536	10,528
USD	1,600	04/12/24	Quarterly	0.689	3 Month USD LIBOR	8,885	8,878
USD	165	10/13/31	Annual	1.402	12 Month SOFR	(1,355)	(1,358)
USD	340	10/13/31	Annual	1.401	12 Month SOFR	(2,776)	(2,781)
USD	1,290	04/14/24	Quarterly	0.728	3 Month USD LIBOR	6,303	6,297
USD	610	02/15/24	Quarterly	0.635	3 Month USD LIBOR	2,874	2,871
GBP	785	10/15/31	Maturity	4.137	12 Month UK RPI	8,240	8,218
USD	1,395	10/14/26	Maturity	2.898	12 Month US CPI	12,447	12,431
USD	1,410	10/14/23	Quarterly	0.473	3 Month USD LIBOR	5,065	5,059
USD	1,060	04/19/24	Quarterly	0.761	3 Month USD LIBOR	4,631	4,626
USD	1,060	04/19/24	Quarterly	0.762	3 Month USD LIBOR	4,606	4,601
USD	1,590	04/14/24	Quarterly	0.797	3 Month USD LIBOR	5,566	5,559
USD	1,590	04/14/24	Quarterly	0.789	3 Month USD LIBOR	5,842	5,835
USD	1,600	01/18/24	Quarterly	0.649	3 Month USD LIBOR	5,571	5,564
USD	570	10/18/31	Quarterly	1.775	3 Month USD LIBOR	(10,525)	(10,534)
USD	800	04/20/24	Quarterly	0.808	3 Month USD LIBOR	2,802	2,798
USD	800	04/20/24	Quarterly	0.815	3 Month USD LIBOR	2,697	2,693
USD	800	04/20/24	Quarterly	0.833	3 Month USD LIBOR	2,401	2,397
USD	800	04/20/24	Quarterly	0.849	3 Month USD LIBOR	2,151	2,147
USD	795	04/20/24	Quarterly	0.919	3 Month USD LIBOR	1,036	1,032
USD	1,730	04/20/24	Quarterly	0.935	3 Month USD LIBOR	1,692	1,684
USD	795	04/20/24	Quarterly	0.898	3 Month USD LIBOR	1,363	1,359
USD	100	10/25/31	Annual	1.451	12 Month SOFR	(1,237)	(1,239)
USD	1,590	04/25/24	Quarterly	0.913	3 Month USD LIBOR	2,482	2,475
USD	1,593	04/25/24	Quarterly	0.945	3 Month USD LIBOR	1,474	1,467
USD	797	04/25/24	Quarterly	0.929	3 Month USD LIBOR	983	979

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[16]	Payments received by the Portfolio(%)[16]	Value($)	Unrealized appreciation (depreciation)($)
USD	80	10/26/31	Annual	1.467	12 Month SOFR	(1,106)	(1,107)
USD	795	04/26/24	Quarterly	0.985	3 Month USD LIBOR	130	126
USD	795	04/26/24	Quarterly	0.993	3 Month USD LIBOR	—	(4)
USD	795	04/26/24	Quarterly	0.975	3 Month USD LIBOR	285	281
USD	280	10/27/51	Maturity	2.628	12 Month US CPI	(19,068)	(19,081)
EUR	165	10/15/31	Maturity	2.095	12 Month EU EXT	(2,610)	(2,614)
USD	170	02/15/47	Annual	1.664	12 Month SOFR	(5,863)	(5,868)
USD	280	10/28/51	Maturity	2.625	12 Month US CPI	(18,745)	(18,758)
EUR	165	10/15/31	Maturity	2.135	12 Month EU EXT	(3,523)	(3,527)
GBP	750	10/15/31	Maturity	4.368	12 Month UK RPI	(23,448)	(23,469)
USD	1,320	10/28/26	Maturity	3.144	12 Month US CPI	(5,728)	(5,744)
GBP	875	10/15/31	Maturity	4.303	12 Month UK RPI	(17,000)	(17,025)
USD	1,725	10/29/26	Maturity	3.151	12 Month US CPI	(8,390)	(8,410)
USD	800	04/29/24	Quarterly	0.997	3 Month USD LIBOR	2	(2)
USD	330	02/15/47	Annual	1.541	12 Month SOFR	(2,706)	(2,715)
USD	450	05/03/24	Quarterly	1.054	3 Month USD LIBOR	(431)	(433)
USD	2,395	05/03/24	Quarterly	1.007	3 Month USD LIBOR	(62)	(73)
USD	2,395	05/03/24	Quarterly	1.018	3 Month USD LIBOR	(560)	(571)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	129,053	129,042
USD	4,530	11/29/24	Semi-Annual	3 Month USD LIBOR	3.083	348,842	348,791
USD	30	12/01/56	Semi-Annual	3 Month USD LIBOR	1.929	685	684
USD	550	04/14/30	Semi-Annual	3 Month USD LIBOR	0.820	(30,782)	(30,792)
USD	1,060	06/02/25	Semi-Annual	3 Month USD LIBOR	0.358	(25,137)	(25,151)
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.680	(39,828)	(39,844)
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.652	(41,251)	(41,267)
USD	1,070	07/12/28	Semi-Annual	3 Month USD LIBOR	0.654	(53,266)	(53,282)
USD	220	02/19/51	Semi-Annual	3 Month USD LIBOR	1.870	6,838	6,831
USD	110	02/22/51	Semi-Annual	3 Month USD LIBOR	1.905	4,322	4,319
USD	70	08/19/31	Semi-Annual	3 Month USD LIBOR	1.513	(232)	(233)
GBP	1,600	02/15/31	Maturity	12 Month UK RPI	3.630	(210,996)	(211,040)
USD	2,910	03/01/26	Maturity	12 Month US CPI	2.325	(195,144)	(195,174)
USD	537	03/22/27	Semi-Annual	3 Month USD LIBOR	1.366	(86)	(90)
USD	1,610	04/20/24	Semi-Annual	3 Month USD LIBOR	0.591	(12,577)	(12,583)
EUR	1,140	11/16/26	Semi-Annual	0.150	6 Month EURIBOR	—	(10)
USD	80	06/11/51	Semi-Annual	3 Month USD LIBOR	1.904	3,477	3,474
USD	2,110	12/16/23	Semi-Annual	3 Month USD LIBOR	0.359	(17,129)	(15,941)
USD	4,070	11/18/23	Semi-Annual	3 Month USD LIBOR	0.353	(29,457)	(29,472)
GBP	785	06/15/31	Maturity	12 Month US CPI	3.670	(84,739)	(84,761)
USD	1,395	06/24/26	Maturity	12 Month US CPI	2.545	(65,114)	(65,129)
USD	1,160	07/19/27	Semi-Annual	3 Month USD LIBOR	1.190	(15,914)	(15,924)
USD	1,780	02/08/24	Semi-Annual	3 Month USD LIBOR	0.397	(16,409)	(16,416)

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[16]	Payments received by the Portfolio(%)[16]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,390	02/07/24	Semi-Annual	3 Month USD LIBOR	0.379	(13,257)	(13,263)
USD	330	08/16/27	Semi-Annual	3 Month USD LIBOR	1.224	(4,335)	(4,338)
USD	1,130	05/15/31	Annual	12 Month SOFR	1.109	(22,498)	(22,516)
USD	500	02/15/47	Annual	12 Month SOFR	1.432	(7,381)	(7,395)
EUR	210	09/28/31	Annual	6 Month EURIBOR	0.126	(3,588)	(3,528)
USD	1,210	07/08/27	Semi-Annual	3 Month USD LIBOR	1.350	(6,692)	(6,703)
USD	330	10/12/31	Annual	12 Month SOFR	1.321	176	171
USD	825	04/11/24	Semi-Annual	3 Month USD LIBOR	0.657	(5,075)	(5,079)
USD	800	04/12/24	Semi-Annual	3 Month USD LIBOR	0.689	(4,441)	(4,444)
GBP	785	10/15/26	Maturity	12 Month UK RPI	4.378	(16,089)	(16,102)
USD	1,395	10/14/31	Maturity	12 Month US CPI	2.737	(1,918)	(1,947)
USD	660	02/15/47	Annual	12 Month SOFR	1.596	13,135	13,117
USD	130	07/27/27	Semi-Annual	3 Month USD LIBOR	1.578	620	619
USD	280	10/27/31	Maturity	12 Month US CPI	2.872	3,893	3,887
EUR	165	10/15/51	Maturity	12 Month EU EXT	2.275	9,627	9,618
USD	4,900	09/30/23	Semi-Annual	3 Month USD LIBOR	0.623	(6,755)	(6,730)
USD	1,691	04/27/24	Semi-Annual	3 Month USD LIBOR	0.930	(2,235)	(2,242)
USD	280	10/28/31	Maturity	12 Month US CPI	2.890	4,483	4,477
EUR	165	10/15/51	Maturity	12 Month EU EXT	2.325	14,926	14,917
GBP	750	10/15/26	Maturity	12 Month UK RPI	4.833	11,138	11,126
USD	1,320	10/28/31	Maturity	12 Month US CPI	2.883	20,013	19,986
USD	180	07/28/27	Annual	12 Month SOFR	1.297	666	664
GBP	875	10/15/26	Maturity	12 Month UK RPI	4.755	7,683	7,669
USD	1,725	10/29/31	Maturity	12 Month US CPI	2.890	27,802	27,766
USD	980	08/01/27	Semi-Annual	3 Month USD LIBOR	1.483	(48)	(57)
USD	980	08/01/27	Semi-Annual	3 Month USD LIBOR	1.493	427	418
USD	640	05/03/24	Semi-Annual	3 Month USD LIBOR	0.984	(282)	(285)
Total						529,694	536,055

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

OTC credit default swap  agreements on corporate issues—sell protection17

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	Berkshire Hathaway, Inc.	USD	130,000	12/20/22	Quarterly	1.000	(681)	1,491	810
JPMCB	Bristol-Myers Squibb Co.	USD	25,000	12/20/22	Quarterly	1.000	(214)	298	84
BOA	Honeywell International, Inc.	USD	40,000	12/20/22	Quarterly	1.000	(310)	478	168
JPMCB	Johnson & Johnson	USD	65,000	12/20/22	Quarterly	1.000	(600)	772	172
JPMCB	Pfizer, Inc.	USD	90,000	12/20/22	Quarterly	1.000	(781)	1,057	276
JPMCB	The Procter & Gamble Co.	USD	90,000	12/20/22	Quarterly	1.000	(781)	1,057	276
JPMCB	The Sherwin-Williams Co.	USD	40,000	12/20/22	Quarterly	1.000	(178)	432	254
Total							(3,545)	5,585	2,040

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	8,092,000	USD	9,585,184	12/15/21	221,138
BOA	CNY	5,313,195	USD	810,000	12/15/21	(17,397)
HSBC	EUR	8,092,000	USD	9,592,111	12/15/21	228,065
RBC	USD	3,322,254	EUR	2,847,000	12/15/21	(27,711)
Net unrealized appreciation (depreciation)						404,095

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	11,414,214	—	11,414,214
Corporate bonds	—	114,037,997	—	114,037,997
Mortgage-backed securities	—	16,073,948	—	16,073,948
Municipal bonds	—	181,323	—	181,323
Non-U.S. government agency obligations	—	6,555,845	—	6,555,845
U.S. government agency obligations	—	100,286,929	—	100,286,929
U.S. Treasury obligations	—	72,952,803	—	72,952,803
Short-term investments	—	42,505,559	—	42,505,559
Short-term U.S. Treasury obligations	—	15,064,956	—	15,064,956
Investment of cash collateral from securities loaned	—	739,888	—	739,888
Option purchased	29,047	—	—	29,047
Swaptions purchased	—	1,614,209	—	1,614,209
Futures contracts	397,726	—	—	397,726
Swap agreements	—	1,824,714	—	1,824,714
Forward foreign currency contracts	—	449,203	—	449,203
Total	426,773	383,701,588	—	384,128,361

Liabilities
Investments sold short	—	(4,464,684)	—	(4,464,684)
Options written	(18,734)	—	—	(18,734)
Swaptions written	—	(1,547,014)	—	(1,547,014)
Futures contracts	(298,830)	—	—	(298,830)
Swap agreements	—	(1,365,963)	—	(1,365,963)
Forward foreign currency contracts	—	(45,108)	—	(45,108)
Total	(317,564)	(7,422,769)	—	(7,740,333)

At October 31, 2021, there were $602,503 transferred out of Level 3. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of October 31, 2021.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $42,244,881, represented 13.4% of the Portfolio's net assets at period end.
3	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Security, or portion thereof, was on loan at the period end.
8	Perpetual investment. Date shown reflects the next call date.
9	Zero coupon bond.
10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
12	Rates shown reflect yield at October 31, 2021.
13	Rate shown is the discount rate at the date of purchase unless otherwise noted.

PACE Intermediate Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

14	Includes $863,331 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $739,888 and non-cash collateral of $141,383.
15	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
16	Payments made or received are based on the notional amount.
17	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—4.9%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.290%,
0.669%, due 07/25/34[2]		559,261	554,156
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]		440,000	455,169
Ameriquest Mortgage Securities, Inc.,
Series 2005-R10, Class M2,
1 mo. USD LIBOR + 0.645%,
0.734%, due 01/25/36[2]		593,846	593,513
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.107%, due 04/14/29[2,3]		1,131,778	1,131,848
Apres Static CLO Ltd.,
Series 2019-1A, Class A1R,
3 mo. USD LIBOR + 1.070%,
1.194%, due 10/15/28[2,3]		1,078,555	1,078,796
Catamaran CLO Ltd.,
Series 2016-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
1.212%, due 01/18/29[2,3]		985,503	985,357
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.960%,
1.049%, due 06/25/34[2]		365,284	366,859
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE,
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[2,3]	EUR	1,015,513	1,173,941
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.672%, due 06/25/36[4]		261,122	93,926
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD LIBOR + 0.820%,
0.910%, due 09/15/29[2]		37,860	37,524
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.480%,
0.569%, due 10/25/36[2]		1,202,670	980,997
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
1.180%, due 01/21/28[2,3]		1,097,823	1,098,078

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.280%,
0.369%, due 06/25/36[2]		1,061,472	1,044,494
Harvest CLO XXII DAC,
Series 22A, Class AR,
3 mo. Euribor + 0.850%,
0.850%, due 01/15/32[2,3]	EUR	1,200,000	1,387,200
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
1.184%, due 07/25/35[2]		234,735	234,953
Series 2006-3, Class M2,
1 mo. USD LIBOR + 0.600%,
0.689%, due 07/25/36[2]		1,000,000	965,046
ICG US CLO Ltd.,
Series 2020-1A, Class A1,
3 mo. USD LIBOR + 1.400%,
1.528%, due 10/22/31[2,3]		1,700,000	1,702,137
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.585%,
0.674%, due 05/25/35[2]		1,722,656	1,717,353
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
1.220%, due 05/15/28[2,3]		452,558	452,557
Series 2021-CRE6, Class A,
1 mo. USD LIBOR + 1.300%,
1.390%, due 11/15/38[2,3,12,13]		1,400,000	1,399,776
LP Credit Card ABS Master Trust,
Series 2018-1, Class A,
1 mo. USD LIBOR + 1.550%,
1.638%, due 08/20/24[2,3]		743,547	743,547
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD LIBOR + 1.500%,
1.586%, due 10/22/36[2,3]		1,400,000	1,411,487
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
0.794%, due 12/25/34[2]		169,097	168,419
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
1.664%, due 11/25/32[2]		226,188	226,464

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.720%,
0.809%, due 10/25/35[2]	1,597,243	1,589,070
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.660%,
0.749%, due 02/25/36[2]	316,587	316,561
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[3]	161,589	161,757
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.719%, due 12/25/35[2]	656,003	656,644
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
1.439%, due 12/25/34[2]	258,892	259,443
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
0.884%, due 03/25/35[2]	111,414	109,273
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
0.554%, due 03/25/36[2]	1,278,296	1,276,988
Securitized Asset Backed Receivables LLC Trust,
Series 2006-FR2, Class A3,
1 mo. USD LIBOR + 0.500%,
0.589%, due 03/25/36[2]	1,695,827	1,358,391
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
0.339%, due 06/25/36[2]	2,675,000	2,670,626
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	100,487	99,408
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
0.749%, due 02/25/35[2]	78,185	78,213
Sunrun Demeter Issuer,
Series 2021-2A, Class A,
2.270%, due 01/30/57[3]	1,400,000	1,392,846
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
0.972%, due 04/20/28[2,3]	749,491	749,679

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
SOFR + 1.264%,
1.315%, due 10/15/34[2,3]	1,500,000	1,500,146
United States Small Business Administration,
Series 2002-20K, Class 1,
5.080%, due 11/01/22	40,451	41,078
Series 2005-20H, Class 1,
5.110%, due 08/01/25	79,358	83,356
Series 2007-20D, Class 1,
5.320%, due 04/01/27	299,280	320,869
Utah State Board of Regents,
Series 2017-1, Class A,
1 mo. USD LIBOR + 0.750%,
0.839%, due 01/25/57[2]	531,042	529,476
Total asset-backed securities
(cost—$31,765,040)		33,197,421

Corporate bonds—47.8%

Advertising—0.0%†
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[3]
	16,000	16,320

Aerospace & defense—0.9%
Boeing Co.
1.433%, due 02/04/24	1,700,000	1,700,566
2.750%, due 02/01/26	1,700,000	1,757,778
5.805%, due 05/01/50	340,000	466,176
Spirit AeroSystems, Inc.
3.950%, due 06/15/23[5]	1,500,000	1,521,525
5.500%, due 01/15/25[3]	85,000	88,506
7.500%, due 04/15/25[3]	95,000	100,296
TransDigm, Inc.
6.250%, due 03/15/26[3]	225,000	234,844
6.375%, due 06/15/26	210,000	217,087
7.500%, due 03/15/27	225,000	235,969
		6,322,747

Agriculture—0.8%
BAT Capital Corp.
3.734%, due 09/25/40	220,000	213,902
Imperial Brands Finance PLC
3.500%, due 02/11/23[3]	3,755,000	3,853,141
3.750%, due 07/21/22[3]	1,600,000	1,626,258

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
MHP SE
7.750%, due 05/10/24[3,5]	65,000	70,192
		5,763,493

Airlines—1.4%
Air Canada
3.875%, due 08/15/26[3]	110,000	111,375
American Airlines Pass-Through Trust,
Series 2013-2, Class A,
4.950%, due 01/15/23	473,863	483,146
Series 2015-2, Class AA,
3.600%, due 09/22/27	739,478	765,751
Series 2016-2, Class AA,
3.200%, due 06/15/28	1,023,100	1,040,342
Series 2016-3, Class B,
3.750%, due 10/15/25	268,283	257,997
Series 2017-2, Class A,
3.600%, due 10/15/29	810,571	792,029
American Airlines, Inc./Advantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	240,000	251,760
5.750%, due 04/20/29[3]	195,000	209,869
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A,
4.000%, due 10/29/24	961,910	1,006,493
JetBlue Pass Through Trust,
Series 2019-1, Class A,
2.950%, due 05/15/28	2,065,879	2,083,472
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[3]	210,000	228,556
Spirit Airlines Pass Through Trust,
Series 2015-1A,
4.100%, due 04/01/28	395,883	411,089
United Airlines Holdings, Inc.
4.875%, due 01/15/25[5]	65,000	66,950
5.000%, due 02/01/24[5]	65,000	67,519
United Airlines Pass-Through Trust,
Series 2012-1, Class A,
4.150%, due 04/11/24	1,337,774	1,398,623
Series 2020-1, Class A,
5.875%, due 10/15/27	144,528	161,693

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
United Airlines, Inc.
4.625%, due 04/15/29[3]		80,000	82,478
			9,419,142
Apparel 0.0%†
Crocs, Inc.
4.125%, due 08/15/31[3]		135,000	135,844
William Carter Co.
5.625%, due 03/15/27[3]		30,000	31,087
			166,931
Auto manufacturers—2.7%
Ford Motor Co.
4.750%, due 01/15/43		275,000	300,371
5.291%, due 12/08/46		105,000	120,476
9.625%, due 04/22/30		155,000	223,298
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	1,200,000	1,430,930
3.375%, due 11/13/25		1,400,000	1,438,500
3.810%, due 01/09/24		300,000	310,500
4.000%, due 11/13/30		200,000	208,750
5.125%, due 06/16/25		1,700,000	1,844,500
General Motors Financial Co., Inc.
3 mo. Euribor + 0.550%,
0.007%, due 03/26/22[2,6]	EUR	1,200,000	1,388,851
5.100%, due 01/17/24		1,500,000	1,620,057
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[3]		1,100,000	1,110,503
Jaguar Land Rover Automotive PLC
5.500%, due 07/15/29[3]		340,000	329,162
Nissan Motor Acceptance LLC
2.000%, due 03/09/26[3]		900,000	892,154
2.750%, due 03/09/28[3]		1,400,000	1,398,976
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		1,400,000	1,472,875
4.810%, due 09/17/30[3]		1,400,000	1,555,953
Volkswagen Bank GmbH
2.500%, due 07/31/26[6]	EUR	1,200,000	1,516,831

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[3]	1,500,000	1,570,487
		18,733,174
Auto parts & equipment—0.1%
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29[3]	95,000	100,225
5.250%, due 04/30/31[5]	155,000	165,850
IHO Verwaltungs GmbH,
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[3,7]	270,000	291,938
Tenneco, Inc.
7.875%, due 01/15/29[3]	60,000	65,625
		623,638
Banks—7.6%
Banco de Bogota SA
6.250%, due 05/12/26[3]	65,000	70,850
Banco Mercantil del Norte SA/Grand Cayman
(fixed, converts to FRN on 09/27/24),
6.750%, due 09/27/24[3,8]	10,000	10,433
Banco Santander SA
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[6,8]	200,000	216,250
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[3]	55,000	55,853
Bank of America Corp.
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31	290,000	291,207
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31	1,600,000	1,618,455
4.000%, due 01/22/25	1,500,000	1,616,929
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51	280,000	338,041
4.125%, due 01/22/24	2,200,000	2,357,400
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[8]	86,000	90,838
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[8]	102,000	111,180

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Barclays Bank PLC
7.625%, due 11/21/22	391,000	416,422
Barclays PLC
3 mo. USD LIBOR + 1.625%,
1.746%, due 01/10/23[2]	2,000,000	2,005,182
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23	1,100,000	1,112,636
4.836%, due 05/09/28	535,000	596,077
(fixed, converts to FRN on 05/16/28),	1,100,000	1,270,788
4.972%, due 05/16/29
(fixed, converts to FRN on 06/15/26),
6.125%, due 12/15/25[5,8]	200,000	219,688
BNP Paribas SA
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[3,5,8]	200,000	216,000
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30	200,000	208,646
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	822,283
4.400%, due 06/10/25	980,000	1,070,391
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[8]	89,000	92,037
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[8]	52,000	52,715
Citizens Financial Group, Inc.,
Series B,
fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[5,8]	60,000	61,875
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[8]	80,000	84,100
Credit Suisse AG
6.500%, due 08/08/23[3]	500,000	544,400
Credit Suisse Group AG
(fixed, converts to FRN on 05/14/31),
3.091%, due 05/14/32[3]	310,000	315,630
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[3]	1,600,000	1,679,982
(fixed, converts to FRN on 08/11/27),
5.250%, due 02/11/27[3,8]	200,000	207,750
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[3,8]	800,000	860,000

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[3,8]	700,000	763,000
Deutsche Bank AG
3.950%, due 02/27/23	1,300,000	1,350,791
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	1,500,000	1,604,166
Discover Bank,
Series BKNT,
4.200%, due 08/08/23	1,600,000	1,696,104
Fifth Third Bancorp,
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[8]	115,000	117,444
Goldman Sachs Group,Inc.
3 mo. USD LIBOR + 1.750%,
1.886%, due 10/28/27[2,5]	1,100,000	1,154,529
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32	615,000	617,528
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	290,000	332,191
SeriesO,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[8]	104,000	113,880
SeriesR,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[8]	39,000	41,048
SeriesT,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[5,8]	35,000	35,000
SeriesU,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[8]	75,000	74,438
SeriesV,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[8]	120,000	120,384
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	95,000	92,566
HSBC Holdings PLC
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[5,8]	200,000	199,020
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[8]	870,000	944,489

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Huntington Bancshares, Inc.,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[5,8]		124,000	127,100
ING Groep N.V.
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[5,8]		227,000	218,488
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[8]		200,000	217,124
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3]		1,500,000	1,622,679
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27		1,600,000	1,570,938
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41		470,000	486,793
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29		650,000	721,616
Series CC,
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[8]		100,000	100,750
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]		95,000	98,325
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[8]		41,000	41,938
Lloyds Bank PLC
7.500%, due 04/02/32[4,6]		2,200,000	1,679,525
Lloyds Banking Group PLC
3.000%, due 01/11/22		1,300,000	1,306,649
4.000%, due 03/07/25	AUD	1,700,000	1,348,599
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[5,8]		200,000	229,546
M&T Bank Corp.
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[8]		190,000	186,675
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]		56,000	58,240
Morgan Stanley
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31		210,000	214,649

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	535,000	578,441
Series H,
3 mo. USD LIBOR + 3.610%,
3.734%, due 01/15/22[2,8]	395,000	397,031
Natwest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35	550,000	547,271
PNC Financial Services Group, Inc.,
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[8]	67,000	73,187
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[8]	169,000	166,676
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[6,8]	200,000	211,750
Societe Generale S.A.
4.250%, due 09/14/23[3]	1,500,000	1,592,627
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]	1,500,000	1,589,124
(fixed, converts to FRN on 02/19/29),
4.300%, due 08/19/28[3,8]	210,000	201,657
SVB Financial Group,
Series D,
(fixed, converts to FRN on 11/15/26),
4.250%, due 11/15/26[8]	245,000	245,735
Truist Financial Corp.,
Series L,
(fixed, converts to FRN on 06/15/22),
5.050%, due 12/15/24[8]	73,000	74,278
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[8]	190,000	212,572
UniCredit SpA
7.830%, due 12/04/23[3]	3,300,000	3,725,707
US Bancorp
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[8]	205,000	204,190
Wells Fargo & Co.
3 mo. USD LIBOR + 1.230%,
1.359%, due 10/31/23[2]	1,400,000	1,415,526

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	625,000	632,150
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,592,551
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[8]	75,000	76,406
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[8]	84,000	89,557
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[8]	69,000	75,986
		51,802,672
Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 06/01/60	1,400,000	1,751,234
Coca-Cola Femsa SAB de CV
1.850%, due 09/01/32	1,400,000	1,319,763
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	1,500,000	1,541,565
		4,612,562
Biotechnology—0.2%
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	1,700,000	1,607,239

Building materials—0.4%
Cemex SAB de CV
5.200%, due 09/17/30[3]	25,000	27,004
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,504,655
JELD-WEN, Inc.
4.875%, due 12/15/27[3]	75,000	77,625
Masco Corp.
1.500%, due 02/15/28	1,400,000	1,349,561

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Masonite International Corp.
5.375%, due 02/01/28[3]	75,000	78,750
		3,037,595

Chemicals—0.6%
EverArc Escrow Sarl
5.000%, due 10/30/29[3]	185,000	185,000
HB Fuller Co.
4.000%, due 02/15/27	75,000	78,750
International Flavors& Fragrances,Inc.
2.300%, due 11/01/30[3]	1,400,000	1,380,623
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,5]	95,000	93,765
5.250%, due 06/01/27[3]	280,000	294,692
Olympus Water US Holding Corp.
4.250%, due 10/01/28[3]	200,000	196,650
SCIH Salt Holdings,Inc.
4.875%, due 05/01/28[3]	100,000	97,750
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	1,600,000	1,665,988
Tronox,Inc.
4.625%, due 03/15/29[3]	130,000	127,443
Unigel Luxembourg SA
8.750%, due 10/01/26[3]	70,000	74,410
WR Grace Holdings LLC
5.625%, due 10/01/24[3]	55,000	58,988
		4,254,059
Commercial services—1.8%
ADT Security Corp.
4.125%, due 08/01/29[3]	180,000	177,413
4.875%, due 07/15/32[3]	180,000	180,009
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.625%, due 06/01/28[3]	200,000	198,384
APi Escrow Corp.
4.750%, due 10/15/29[3]	70,000	71,225
APi Group DE,Inc.
4.125%, due 07/15/29[3]	45,000	44,775
APX Group,Inc.
6.750%, due 02/15/27[3]	255,000	269,025
ASGN,Inc.
4.625%, due 05/15/28[3]	155,000	160,037

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Avis Budget Car Rental LLC/Avis Budget Finance,Inc.
5.750%, due 07/15/27[3,5]	215,000	224,675
CoStar Group,Inc.
2.800%, due 07/15/30[3]	1,300,000	1,317,234
Duke University,
Series 2020,
2.682%, due 10/01/44	1,700,000	1,723,592
Emory University,
Series 2020,
2.143%, due 09/01/30	1,400,000	1,413,050
Garda World Security Corp.
4.625%, due 02/15/27[3]	370,000	367,225
HealthEquity,Inc.
4.500%, due 10/01/29[3]	115,000	116,294
Korn Ferry
4.625%, due 12/15/27[3]	200,000	206,250
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer,Inc.
5.000%, due 02/01/26[3]	130,000	131,950
MoneyGram International,Inc.
5.375%, due 08/01/26[3]	60,000	60,150
MPH Acquisition Holdings LLC
5.500%, due 09/01/28[3]	515,000	511,412
5.750%, due 11/01/28[3,5]	145,000	132,254
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[3]	420,000	436,689
5.875%, due 10/01/30[3]	165,000	172,722
PayPal Holdings,Inc.
2.850%, due 10/01/29	1,800,000	1,900,985
Prime Security Services Borrower LLC/Prime Finance,Inc.
3.375%, due 08/31/27[3]	50,000	47,894
5.750%, due 04/15/26[3]	460,000	492,039
6.250%, due 01/15/28[3]	120,000	123,000
Rockefeller Foundation,
Series 2020,
2.492%, due 10/01/50	1,400,000	1,404,664
United Rentals North America,Inc.
3.750%, due 01/15/32	305,000	304,268

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
5.250%, due 01/15/30	35,000	37,887
		12,225,102
Computers—0.8%
Apple, Inc.
2.450%, due 08/04/26	610,000	638,923
Dell International LLC/EMC Corp.
4.900%, due 10/01/26	1,300,000	1,481,293
5.850%, due 07/15/25	1,300,000	1,494,141
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	185,000	188,238
Wipro IT Services LLC
1.500%, due 06/23/26[3]	1,400,000	1,378,562
		5,181,157
Cosmetics & personal care—0.0%†
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	215,000	224,924
Natura Cosmeticos SA
4.125%, due 05/03/28[3]	40,000	39,592
		264,516
Distribution & wholesale—0.1%
IAA, Inc.
5.500%, due 06/15/27[3]	110,000	114,263
Resideo Funding, Inc.
4.000%, due 09/01/29[3]	140,000	133,875
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]	175,000	182,437
		430,575
Diversified financial services—2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	295,150
4.450%, due 04/03/26[5]	1,200,000	1,307,844
Ally Financial, Inc.
2.200%, due 11/02/28	1,400,000	1,382,072
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[5,8]	105,000	108,806

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[8]	40,000	40,700
American Express Co.
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[8]	95,000	95,475
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[3]	1,400,000	1,476,359
BGC Partners, Inc.
5.375%, due 07/24/23	1,400,000	1,490,108
Capital One Financial Corp.,
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[8]	95,000	96,453
Charles Schwab Corp.
1.950%, due 12/01/31	1,400,000	1,374,623
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[8]	40,000	43,996
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[8]	256,000	259,840
Discover Financial Services,
SeriesC,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[8]	125,000	134,062
Doric Nimrod Air Finance Alpha Ltd,
Series 2012-1, Class A,
5.125%, due 11/30/22[3]	127,859	127,742
GE Capital Funding LLC
4.400%, due 05/15/30	1,700,000	1,986,918
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[3,7]	551,872	535,785
Lazard Group LLC
4.375%, due 03/11/29	400,000	452,256
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]	1,500,000	1,561,228
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/16[9]	1,900,000	10,450
1.000%, due 01/24/13[9]	4,500,000	24,750
1.000%, due 12/30/16[9]	900,000	4,950
LFS Topco LLC
5.875%, due 10/15/26[3]	90,000	92,587

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Navient Corp.,
Series A,
5.625%, due 01/25/25	500,000	492,344
OneMain Finance Corp.
3.500%, due 01/15/27	190,000	185,725
6.875%, due 03/15/25	1,300,000	1,451,125
7.125%, due 03/15/26	260,000	295,100
World Acceptance Corp.
7.000%, due 11/01/26[3]	120,000	118,200
XP, Inc.
3.250%, due 07/01/26[3,5]	60,000	57,293
		15,501,941

Electric—7.0%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	1,855,000	1,840,276
AES Corp.
2.450%, due 01/15/31	1,400,000	1,370,348
Alabama Power Co.,
Series 20-A,
1.450%, due 09/15/30	600,000	566,078
American Transmission Systems, Inc.
5.250%, due 01/15/22[3]	900,000	907,957
Appalachian Power Co.,
Series AA,
2.700%, due 04/01/31	1,400,000	1,427,275
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,777,888
Black Hills Corp.
2.500%, due 06/15/30	1,400,000	1,404,990
Calpine Corp.
3.750%, due 03/01/31[3]	180,000	172,802
4.500%, due 02/15/28[3]	320,000	324,163
4.625%, due 02/01/29[3]	223,000	216,310
5.000%, due 02/01/31[3]	184,000	180,338
5.125%, due 03/15/28[3]	95,000	94,525
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	855,471
Dominion Energy, Inc.,
Series C,
2.250%, due 08/15/31	1,400,000	1,380,282

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
Duke Energy Progress LLC
2.000%, due 08/15/31	1,400,000	1,371,487
Edison International
2.950%, due 03/15/23	1,500,000	1,530,864
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,488,587
Exelon Corp.
4.700%, due 04/15/50	160,000	206,044
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[4]	145,000	175,963
Idaho Power Co.,
Series K,
4.200%, due 03/01/48	1,400,000	1,722,560
IPALCO Enterprises, Inc.
4.250%, due 05/01/30	1,200,000	1,332,769
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[3]	95,000	95,465
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,556,752
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,958,495
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]	1,400,000	1,376,802
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,844,168
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	2,100,000	2,366,971
Northern States Power Co.
2.900%, due 03/01/50	1,300,000	1,341,005
NRG Energy, Inc.
3.625%, due 02/15/31[3]	280,000	272,510
3.875%, due 02/15/32[3]	165,000	161,700
5.250%, due 06/15/29[3]	180,000	191,700
Pacific Gas and Electric Co.
3 mo. USD LIBOR + 1.375%,
1.500%, due 11/15/21[2]	1,100,000	1,100,102
1.750%, due 06/16/22	1,400,000	1,396,643
3.150%, due 01/01/26[5]	500,000	514,884
3.400%, due 08/15/24[5]	1,400,000	1,448,497
3.750%, due 02/15/24	1,600,000	1,665,892
4.300%, due 03/15/45	425,000	430,142

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
San Diego Gas & Electric Co.,
Series VVV,
1.700%, due 10/01/30	1,400,000	1,338,365
Sempra Energy
2.900%, due 02/01/23	2,178,000	2,234,821
Southern Co.,
Series A,
3.700%, due 04/30/30	1,200,000	1,300,475
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51	575,000	599,552
Southwestern Electric Power Co.,
SeriesM,
4.100%, due 09/15/28[5]	1,200,000	1,344,303
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]	125,000	123,750
5.000%, due 07/31/27[3]	290,000	297,250
5.500%, due 09/01/26[3]	60,000	61,782
WEC Energy Group, Inc.
1.800%, due 10/15/30	1,300,000	1,242,631
		47,611,634
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	90,000	86,242
4.750%, due 06/15/28[3]	245,000	244,694
		330,936
Electronics—0.0%†
Imola Merger Corp.
4.750%, due 05/15/29[3]	285,000	292,823

Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3]	1,500,000	1,574,344
FS Luxembourg Sarl
10.000%, due 12/15/25[3]	20,000	21,988
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3]	1,300,000	1,370,281

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
Investment Energy Resources Ltd.
6.250%, due 04/26/29[3]	30,000	31,950
		2,998,563

Engineering & construction—0.3%
Dycom Industries, Inc.
4.500%, due 04/15/29[3]	200,000	203,000
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]	195,000	199,875
IHS Netherlands Holdco BV
8.000%, due 09/18/27[3]	55,000	58,455
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3]	1,800,000	1,898,046
		2,359,376

Entertainment—0.3%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	220,000	231,407
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[3]	85,000	89,314
Cedar Fair LP
5.250%, due 07/15/29	25,000	25,906
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	36,050
5.500%, due 05/01/25[3]	205,000	212,687
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	265,000	273,944
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]	220,000	224,400
4.875%, due 11/01/24[3]	60,000	60,675
6.500%, due 05/15/27[3]	250,000	273,750
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]	145,000	146,288
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[3]	50,000	50,625
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	55,000	55,412

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	215,000	228,437
		1,908,895
Environmental control—0.1%
GFL Environmental, Inc.
4.750%, due 06/15/29[3]	290,000	292,533
Harsco Corp.
5.750%, due 07/31/27[3]	230,000	238,913
		531,446
Food—0.5%
Kraft Heinz Foods Co.
7.125%, due 08/01/39[3]	1,200,000	1,821,005
Kroger Co.
5.400%, due 01/15/49[5]	115,000	160,819
Performance Food Group, Inc.
4.250%, due 08/01/29[3]	110,000	110,000
5.500%, due 10/15/27[3]	95,000	99,038
Pilgrim's Pride Corp.
3.500%, due 03/01/32[3]	85,000	85,213
4.250%, due 04/15/31[3]	145,000	152,975
Post Holdings, Inc.
4.500%, due 09/15/31[3]	155,000	151,889
4.625%, due 04/15/30[3]	115,000	115,575
5.500%, due 12/15/29[3]	150,000	159,562
5.625%, due 01/15/28[3]	95,000	99,151
Sysco Corp.
6.600%, due 04/01/50	184,000	295,533
US Foods, Inc.
6.250%, due 04/15/25[3]	275,000	287,375
		3,538,135
Food Service—0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[3]	135,000	138,206
5.000%, due 02/01/28[3]	530,000	541,925
		680,131
Gas—0.5%
National Fuel Gas Co.
2.950%, due 03/01/31	1,900,000	1,921,385

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Gas—(concluded)
NiSource, Inc.
3.600%, due 05/01/30	1,200,000	1,306,899
		3,228,284
Healthcare-products—0.2%
Mozart Debt Merger Sub, Inc.
3.875%, due 04/01/29[3]	105,000	104,475
Thermo Fisher Scientific, Inc.
1.750%, due 10/15/28	1,400,000	1,379,262
		1,483,737
Healthcare-services—0.3%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]	160,000	163,200
DaVita, Inc.
4.625%, due 06/01/30[3]	290,000	291,439
HCA, Inc.
4.125%, due 06/15/29	549,000	608,063
5.625%, due 09/01/28	30,000	35,159
5.875%, due 02/01/29	30,000	35,706
IQVIA, Inc.
5.000%, due 05/15/27[3]	190,000	196,948
Tenet Healthcare Corp.
4.625%, due 09/01/24[3]	15,000	15,319
4.625%, due 06/15/28[3]	365,000	378,231
5.125%, due 11/01/27[3]	45,000	47,025
U.S. Acute Care Solutions LLC
6.375%, due 03/01/26[3]	65,000	67,438
		1,838,528
Holding companies-divers—0.5%
CVS Pass-Through Trust,
Series 2013,
4.704%, due 01/10/36[3]	2,720,637	3,084,455

Home builders—0.6%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,431,874
MDC Holdings, Inc.
6.000%, due 01/15/43	160,000	202,607
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,836,158

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3]	205,000	206,538
4.750%, due 04/01/29[3]	40,000	40,200
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[3]	35,000	38,532
5.875%, due 06/15/27[3]	35,000	39,156
Toll Brothers Finance Corp.
4.350%, due 02/15/28	25,000	27,281
		3,822,346
Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3]	15,000	16,013
5.500%, due 07/15/30[3]	55,000	59,400
		75,413
Housewares—0.0%†
Newell Brands, Inc.
6.000%, due 04/01/46[4]	95,000	119,310

Insurance—1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	330,000	329,822
AmWINS Group, Inc.
4.875%, due 06/30/29[3]	50,000	49,844
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,924,243
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,597,437
GA Global Funding Trust
0.800%, due 09/13/24[3]	1,400,000	1,384,749
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[3]	110,000	112,750
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	1,400,000	1,477,209
		6,876,054
Internet—0.4%
Cars.com, Inc.
6.375%, due 11/01/28[3]	145,000	151,757

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,511,132
6.250%, due 05/01/25[3]	396,000	452,270
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	145,000	150,666
5.625%, due 02/15/29[3]	135,000	144,450
Netflix, Inc.
5.875%, due 11/15/28	20,000	24,344
6.375%, due 05/15/29	20,000	25,225
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[3]	80,000	78,100
		2,537,944
Investment companies—0.2%
Owl Rock Capital Corp.
2.875%, due 06/11/28	1,300,000	1,282,146

Iron & steel—0.1%
Allegheny Technologies, Inc.
4.875%, due 10/01/29	35,000	34,975
5.125%, due 10/01/31	35,000	34,867
ArcelorMittal SA
6.750%, due 03/01/41[4]	95,000	130,950
CSN Inova Ventures
6.750%, due 01/28/28[3]	185,000	196,239
Metinvest BV
7.650%, due 10/01/27[3]	30,000	32,837
7.750%, due 10/17/29[3]	115,000	125,206
		555,074
Leisure Time—0.2%
Carnival Corp.
4.000%, due 08/01/28[3]	150,000	150,000
5.750%, due 03/01/27[3]	490,000	498,575
7.625%, due 03/01/26[3]	250,000	263,397
9.875%, due 08/01/27[3]	45,000	51,806
Life Time, Inc.
5.750%, due 01/15/26[3]	100,000	102,662
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[3]	175,000	178,063

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
7.500%, due 10/15/27	100,000	116,959
		1,361,462
Lodging—0.9%
Las Vegas Sands Corp.
3.200%, due 08/08/24	1,400,000	1,431,455
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000	1,583,270
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	110,000	109,986
Studio City Finance Ltd.
6.500%, due 01/15/28[3,5]	55,000	52,817
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	220,000	227,271
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[3,5]	140,000	141,925
5.500%, due 03/01/25[3]	2,319,000	2,358,133
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	100,000	94,175
		5,999,032
Machinery-construction & mining—0.0%†
Terex Corp.
5.000%, due 05/15/29[3]	150,000	153,000
Vertiv Group Corp.
4.125%, due 11/15/28[3]	155,000	154,031
		307,031
Machinery-diversified—0.0%†
Stevens Holding Co., Inc.
6.125%, due 10/01/26[3]	190,000	204,725

Media—2.1%
AMC Networks, Inc.
4.250%, due 02/15/29[5]	200,000	197,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]	100,000	101,788
4.750%, due 03/01/30[3]	205,000	211,662
5.000%, due 02/01/28[3]	210,000	218,400
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	1,400,000	1,374,345
3.500%, due 06/01/41	1,400,000	1,374,407

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
4.800%, due 03/01/50		565,000	642,182
Clear Channel Worldwide Holdings,Inc.
5.125%, due 08/15/27[3]		19,000	19,489
CSC Holdings LLC
5.750%, due 01/15/30[3]		1,100,000	1,085,370
7.500%, due 04/01/28[3]		325,000	345,719
DISH DBS Corp.
5.125%, due 06/01/29		145,000	139,562
5.875%, due 11/15/24		115,000	122,475
7.375%, due 07/01/28		315,000	331,144
7.750%, due 07/01/26		30,000	33,338
Fox Corp.
5.576%, due 01/25/49		310,000	425,297
Nexstar Media,Inc.
5.625%, due 07/15/27[3]		135,000	142,425
Radiate Holdco LLC/Radiate Finance,Inc.
4.500%, due 09/15/26[3]		110,000	111,764
Scripps Escrow II,Inc.
3.875%, due 01/15/29[3]		130,000	129,350
Sirius XM Radio,Inc.
4.125%, due 07/01/30[3]		255,000	253,863
5.000%, due 08/01/27[3]		25,000	26,094
5.500%, due 07/01/29[3]		310,000	334,412
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[3]		200,000	208,600
Time Warner Entertainment Co. LP
8.375%, due 03/15/23		1,200,000	1,323,658
ViacomCBS,Inc.
4.950%, due 01/15/31[5]		270,000	320,576
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	2,200,000	3,104,147
Walt Disney Co.
3.600%, due 01/13/51		1,500,000	1,713,319
			14,290,386
Mining — 0.1%
Constellium SE
5.625%, due 06/15/28[3]		50,000	52,447
Hudbay Minerals,Inc.
4.500%, due 04/01/26[3]		85,000	84,787
6.125%, due 04/01/29[3]		115,000	121,037

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28[3]	54,000	60,075
Minera Mexico SA de CV
4.500%, due 01/26/50[3]	60,000	65,333
Volcan Cia Minera SAA
4.375%, due 02/11/26[3]	45,000	43,827
		427,506
Oil & gas—0.8%
Antero Resources Corp.
5.375%, due 03/01/30[3]	110,000	116,435
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	85,000	87,762
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	249,157
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/30),
4.875%, due 03/22/30[8]	540,000	587,822
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	35,000	35,788
Ecopetrol SA
5.875%, due 05/28/45[5]	65,000	65,569
7.375%, due 09/18/43	65,000	75,493
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	64,000	64,960
6.000%, due 02/01/31[3]	71,000	72,873
6.250%, due 11/01/28[3]	75,000	76,972
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28[3]	40,000	39,308
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	110,000	132,364
Leviathan Bond Ltd.
6.125%, due 06/30/25[3,6]	65,000	69,908
Medco Bell Pte Ltd.
6.375%, due 01/30/27[3]	55,000	56,100
Occidental Petroleum Corp.
3.200%, due 08/15/26	1,200,000	1,215,000
6.600%, due 03/15/46	130,000	166,336
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[6]	98,700	97,497
7.720%, due 12/01/26[6,7]	1,390,552	337,721

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
PDC Energy, Inc.
5.750%, due 05/15/26	195,000	200,606
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	52,370
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	72,144
7.690%, due 01/23/50	261,000	249,255
Range Resources Corp.
4.875%, due 05/15/25	160,000	166,800
8.250%, due 01/15/29[3]	85,000	95,965
9.250%, due 02/01/26	50,000	54,000
Rio Oil Finance Trust,
Series 2014-1,
9.250%, due 07/06/24[3]	728,154	793,369
Rockcliff Energy II LLC
5.500%, due 10/15/29[3]	50,000	51,300
Vine Energy Holdings LLC
6.750%, due 04/15/29[3]	185,000	198,644
		5,481,518
Oil & gas services—0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 11/29/21[3,8,10]	174,037	1,308
TechnipFMC PLC
6.500%, due 02/01/26[3]	110,000	117,299
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	45,000	46,744
		165,351
Packaging & containers—0.5%
Graphic Packaging International, Inc.
4.875%, due 11/15/22	40,000	41,050
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[3]	145,000	149,169
Intertape Polymer Group, Inc.
4.375%, due 06/15/29[3]	560,000	561,400
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[3]	175,000	172,594
Sealed Air Corp.
5.250%, due 04/01/23[3]	75,000	78,412
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]	200,000	207,746

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
WRKCo, Inc.
4.650%, due 03/15/26		1,200,000	1,349,652
4.900%, due 03/15/29		500,000	586,621
			3,146,644
Pharmaceuticals—1.4%
AbbVie, Inc.
4.250%, due 11/14/28		1,200,000	1,363,068
4.700%, due 05/14/45		120,000	150,502
Bausch Health Cos., Inc.
5.000%, due 01/30/28[3]		145,000	133,838
Bayer US Finance II LLC
3 mo. USD LIBOR + 1.010%,
1.126%, due 12/15/23[2,3]		1,900,000	1,924,739
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
1.014%, due 07/15/23[2]		800,000	808,560
4.375%, due 10/15/28		1,400,000	1,604,894
CVS Health Corp.
2.125%, due 09/15/31		1,400,000	1,366,164
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125%, due 04/30/31[3]		200,000	206,286
Teva Pharmaceutical Finance Netherlands II BV
3.250%, due 04/15/22	EUR	1,200,000	1,391,795
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26		90,000	84,600
Viatris, Inc.
4.000%, due 06/22/50		325,000	348,875
Vizient, Inc.
6.250%, due 05/15/27[3]		55,000	57,646
			9,440,967
Pipelines—1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]		385,000	402,306
5.750%, due 03/01/27[3]		100,000	103,250
5.750%, due 01/15/28[3]		93,000	97,301
7.875%, due 05/15/26[3]		85,000	92,969
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[3]		55,000	59,125
Buckeye Partners LP
4.500%, due 03/01/28[3]		185,000	182,687

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.600%, due 10/15/44	110,000	106,700
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	1,600,000	1,791,076
Cheniere Energy Partners LP
4.500%, due 10/01/29	155,000	165,490
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]	495,000	514,800
DCP Midstream Operating LP
5.125%, due 05/15/29	105,000	118,915
5.600%, due 04/01/44	5,000	6,000
5.625%, due 07/15/27	150,000	171,144
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]	30,000	27,960
6.750%, due 09/15/37[3]	30,000	40,113
DT Midstream, Inc.
4.125%, due 06/15/29[3]	425,000	428,039
Energy Transfer LP
5.250%, due 04/15/29	1,500,000	1,742,270
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[5,8]	750,000	726,562
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[8]	760,000	795,150
EQM Midstream Partners LP
4.125%, due 12/01/26	40,000	41,150
4.500%, due 01/15/29[3]	60,000	61,725
4.750%, due 01/15/31[3]	60,000	62,120
5.500%, due 07/15/28	160,000	176,229
6.000%, due 07/01/25[3]	40,000	43,400
6.500%, due 07/01/27[3]	130,000	144,625
Galaxy Pipeline Assets Bidco Ltd.
2.940%, due 09/30/40[3]	120,000	118,237
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	35,000	33,863
6.500%, due 10/01/25	40,000	39,428
8.000%, due 01/15/27	40,000	40,188
Global Partners LP/GLP Finance Corp.
6.875%, due 01/15/29	40,000	41,450
7.000%, due 08/01/27	40,000	41,700
Harvest Midstream I LP
7.500%, due 09/01/28[3]	140,000	147,000

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Kinder Morgan, Inc.
7.750%, due 01/15/32	1,400,000	1,985,260
MPLX LP
4.700%, due 04/15/48	378,000	444,513
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]	375,000	364,440
6.750%, due 09/15/25[3]	155,000	150,930
NuStar Logistics LP
5.625%, due 04/28/27	30,000	31,463
5.750%, due 10/01/25	60,000	64,200
6.000%, due 06/01/26	35,000	37,188
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29	185,000	193,026
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 03/01/27[3]	55,000	56,994
6.000%, due 12/31/30[3]	75,000	75,016
6.000%, due 09/01/31[3]	210,000	206,587
7.500%, due 10/01/25[3]	235,000	254,094
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, due 02/01/31	65,000	70,085
5.000%, due 01/15/28	10,000	10,523
5.375%, due 02/01/27	10,000	10,350
5.875%, due 04/15/26	60,000	62,644
6.500%, due 07/15/27	10,000	10,713
6.875%, due 01/15/29	10,000	11,200
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31[3]	110,000	113,844
Western Midstream Operating LP
5.300%, due 02/01/30[4,5]	65,000	71,256
6.500%, due 02/01/50[4]	100,000	119,698
		12,906,996

Private Equity—0.2%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	1,500,000	1,609,621
Real estate—0.5%
Ontario Teachers' Cadillac Fairview Properties Trust
3.125%, due 03/20/22[3]	300,000	302,422
Realogy Group LLC/Realogy Co-Issuer Corp.
7.625%, due 06/15/25[3]	340,000	363,273

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[6]	GBP	683,131	1,225,559
Vesteda Finance BV
2.500%, due 10/27/22[6]	EUR	1,000,000	1,179,205
			3,070,459

Real estate investment trusts—0.5%
American Finance Trust, Inc./American Finance Operating Partner LP
4.500%, due 09/30/28[3]	210,000		210,000
EPR Properties
3.750%, due 08/15/29	210,000		215,657
4.950%, due 04/15/28	50,000		54,745
Iron Mountain, Inc.
4.875%, due 09/15/27[3]	175,000		180,362
4.875%, due 09/15/29[3]	100,000		103,310
5.000%, due 07/15/28[3]	85,000		87,550
5.250%, due 03/15/28[3]	380,000		396,150
5.250%, due 07/15/30[3]	55,000		57,432
5.625%, due 07/15/32[3]	345,000		367,425
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 01/15/28	10,000		10,825
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[3]	165,000		167,062
5.875%, due 10/01/28[3]	130,000		135,850
7.500%, due 06/01/25[3]	140,000		148,762
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	345,000		351,900
RLJ Lodging Trust LP
3.750%, due 07/01/26[3]	105,000		106,050
4.000%, due 09/15/29[3]	140,000		139,727
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]	635,000		637,486
XHR LP
4.875%, due 06/01/29[3]	135,000		138,503
			3,508,796

Retail—0.7%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	145,000		140,466
5.750%, due 04/15/25[3]	30,000		31,162
7-Eleven, Inc.
0.950%, due 02/10/26[3]	1,578,000		1,534,719

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Arko Corp.
5.125%, due 11/15/29[3]	160,000	156,176
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]	200,000	223,750
Gap, Inc.
3.625%, due 10/01/29[3]	55,000	53,900
3.875%, due 10/01/31[3]	65,000	63,700
GYP Holdings III Corp.
4.625%, due 05/01/29[3]	80,000	79,000
Ken Garff Automotive LLC
4.875%, due 09/15/28[3]	95,000	96,187
LCM Investments Holdings II LLC
4.875%, due 05/01/29[3]	155,000	159,157
Lithia Motors, Inc.
3.875%, due 06/01/29[3]	250,000	259,062
McDonald's Corp.
3.625%, due 09/01/49	130,000	145,267
Starbucks Corp.
2.550%, due 11/15/30[5]	1,700,000	1,738,796
		4,681,342

Semiconductors—1.8%
Broadcom, Inc.
3.137%, due 11/15/35[3]	3,412,000	3,353,369
3.419%, due 04/15/33[3]	800,000	826,012
3.500%, due 02/15/41[3]	285,000	282,720
4.110%, due 09/15/28	1,468,000	1,618,321
4.150%, due 11/15/30	360,000	395,785
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,573,684
NXP BV/NXP Funding LLC
4.875%, due 03/01/24[3]	1,500,000	1,622,625
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,650,984
		12,323,500

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28[3]	1,400,000	1,372,308

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—0.7%
Citrix Systems, Inc.
3.300%, due 03/01/30[5]		1,100,000	1,116,002
Clarivate Science Holdings Corp.
3.875%, due 07/01/28[3]		110,000	108,762
Electronic Arts, Inc.
1.850%, due 02/15/31		1,700,000	1,634,185
Oracle Corp.
3.850%, due 04/01/60		1,400,000	1,462,322
PTC, Inc.
4.000%, due 02/15/28[3]		125,000	126,719
Rackspace Technology Global, Inc.
3.500%, due 02/15/28[3]		155,000	148,079
Ziff Davis, Inc.
4.625%, due 10/15/30[3]		218,000	228,355
			4,824,424

Supranationals—0.0%†
Banque Ouest Africaine de Developpement
4.700%, due 10/22/31[3]		40,000	43,550

Telecommunications—1.9%
Altice France SA
5.125%, due 07/15/29[3]		670,000	652,533
5.875%, due 02/01/27[3]	EUR	1,100,000	1,329,331
AT&T, Inc.
3.650%, due 06/01/51		115,000	119,612
4.500%, due 03/09/48		441,000	521,177
C&W Senior Financing DAC
6.875%, due 09/15/27[3]		165,000	173,869
CommScope, Inc.
4.750%, due 09/01/29[3]		655,000	642,686
Consolidated Communications, Inc.
5.000%, due 10/01/28[3,5]		115,000	116,150
6.500%, due 10/01/28[3]		105,000	111,813
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]		230,000	240,925
Level 3 Financing, Inc.
3.750%, due 07/15/29[3]		75,000	70,875
3.875%, due 11/15/29[3]		1,200,000	1,260,036
4.625%, due 09/15/27[3]		235,000	240,875
Lumen Technologies, Inc.
4.500%, due 01/15/29[3]		105,000	101,456
5.375%, due 06/15/29[3]		155,000	155,581

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Motorola Solutions, Inc.
2.300%, due 11/15/30	1,400,000	1,366,751
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	155,000	169,996
T-Mobile USA, Inc.
2.550%, due 02/15/31	1,300,000	1,290,072
4.500%, due 04/15/50	285,000	336,860
Verizon Communications, Inc.
2.550%, due 03/21/31	1,600,000	1,612,479
2.850%, due 09/03/41	1,700,000	1,662,265
4.522%, due 09/15/48	290,000	367,444
Vmed O2 UK Financing I PLC
4.750%, due 07/15/31[3]	435,000	437,175
		12,979,961

Transportation—0.3%
AP Moller—Maersk A/S
4.500%, due 06/20/29[3]	1,500,000	1,722,205
MV24 Capital BV
6.748%, due 06/01/34[3]	98,046	101,128
		1,823,333

Trucking & leasing—0.2%
SMBC Aviation Capital Finance DAC
4.125%, due 07/15/23[3,5]	1,600,000	1,682,220

Water—0.0%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3,5]	115,000	121,291
Total corporate bonds (cost—$318,993,108)		326,890,516
Loan assignments—0.5%

Broadcast—0.5%
Hilton Worldwide Finance, LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 1.750%,
1.839%, due 06/22/26[2]
(cost—$3,503,277)	3,524,014	3,495,963

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—10.7%
1211 Avenue of the Americas Trust,
Series2015-1211, ClassA1A1,
3.901%, due 08/10/35[3]		1,500,000	1,610,323
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
2.595%, due 09/25/35[11]		53,089	49,993
Alba PLC,
Series 2007-1, Class A3,
3 mo. LIBOR GBP + 0.170%,
0.241%, due 03/17/39[2,6]	GBP	361,676	480,381
Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33		14,385	14,857
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
1.087%, due 12/25/35[2]		104,719	96,304
Series 2006-14CB, Class A1,
6.000%, due 06/25/36		1,354,908	1,020,925
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37		349,217	267,477
Ashford Hospitality Trust,
Series 2018-KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
1.090%, due 06/15/35[2,3]		1,500,000	1,500,537
BAMLL Commercial Mortgage Securities Trust,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[3]		1,000,000	1,021,940
Banc of America Funding Trust,
Series 2005-D, Class A1,
2.785%, due 05/25/35[11]		242,157	250,684
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
4.126%, due 07/20/32[11]		163	168
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]		3,600,000	3,864,469
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
2.169%, due 10/25/33[11]		3,229	3,314
Series 2004-9, Class 2A1,
2.825%, due 09/25/34[11]		126,520	131,049
Series 2005-7, Class 22A1,
2.894%, due 09/25/35[11]		310,130	237,352
Series 2006-1, Class 21A2,
3.030%, due 02/25/36[11]		416,994	349,007

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
2.500%, due 04/25/33[11]	4,605	4,901
Series 2003-5, Class 2A1,
2.576%, due 08/25/33[11]	59,521	59,745
Series 2004-3, Class 1A2,
3.131%, due 07/25/34[11]	56,244	55,188
Series 2004-6, Class 2A1,
3.363%, due 09/25/34[11]	268,886	276,935
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[11]	99,555	84,592
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	975,538	911,116
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	520,262	294,658
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.333%, due 02/10/48[11]	3,112,083	111,398
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
2.470%, due 05/25/35[2]	43,314	43,912
Series 2005-4, Class A,
2.664%, due 08/25/35[11]	165,534	174,568
Series 2005-6, Class A2,
1 year CMT + 2.150%,
2.210%, due 09/25/35[2]	12,173	12,801
Series 2005-6, Class A3,
1 year CMT + 1.800%,
1.860%, due 09/25/35[2]	2,414	2,473
COMM Mortgage Trust,
Series 2014-LC15, Class XA,
1.065%, due 04/10/47[11]	7,736,841	160,471
Series 2014-UBS3, Class XA,
1.066%, due 06/10/47[11]	2,752,641	62,150
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A2,
3.002%, due 08/25/34[11]	38,244	38,933
Series 2004-12, Class 12A1,
2.736%, due 08/25/34[11]	746	749
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
1.991%, due 02/20/36[2]	120,207	121,519
CSMC Trust,
Series 2021-JR2, Class A1,
2.215%, due 11/25/61[3,11,12,13]	1,400,000	1,397,722

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.520%,
0.600%, due 08/19/45[2]	125,794	122,521
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
1.171%, due 07/15/38[2,3]	1,392,754	1,395,400
FHLMC GNMA,
Series 23, Class KZ,
6.500%, due 11/25/23	6,138	6,390
FHLMC REMIC,
Series 1367, Class KA,
6.500%, due 09/15/22	33	33
Series 1502, Class PX,
7.000%, due 04/15/23	18,601	19,220
Series 1503, Class PZ,
7.000%, due 05/15/23	5,576	5,792
Series 1534, Class Z,
5.000%, due 06/15/23	5,122	5,229
Series 1562, Class Z,
7.000%, due 07/15/23	11,315	11,781
Series 1694, Class Z,
6.500%, due 03/15/24	5,272	5,571
Series 2061, Class Z,
6.500%, due 06/15/28	28,303	31,618
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,	18,187	18,256
0.590%, due 01/15/32[2]
Series 2764, Class LZ,
4.500%, due 03/15/34	316,586	344,548
Series 2764, Class ZG,
5.500%, due 03/15/34	1,069,814	1,210,369
Series 2835, Class JZ,
5.000%, due 08/15/34	194,308	217,636
Series 2921, Class PG,
5.000%, due 01/15/35	943,884	1,060,840
Series 2983, Class TZ,
6.000%, due 05/15/35	779,513	892,579
Series 3149, Class CZ,
6.000%, due 05/15/36	795,475	921,258
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
3.539%, due 10/25/29[2]	1,190,000	1,228,284

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
2.589%, due 03/25/30[2]	320,000	326,836
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
2.389%, due 09/25/30[2]	667,876	673,470
Series 2020-RR04, Class X,
2.126%, due 02/27/29[11]	3,460,000	451,046
FHLMC Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	370,329	434,438
Series T-58, Class 2A,
6.500%, due 09/25/43	209,925	239,162
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
2.754%, due 08/25/35[11]	10,401	8,231
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
3.739%, due 09/25/29[2]	1,097,186	1,135,661
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
3.089%, due 10/25/29[2]	597,881	615,915
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
2.939%, due 11/25/29[2]	1,090,193	1,118,201
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
2.289%, due 01/25/30[2]	363,112	369,579
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
2.739%, due 02/25/30[2]	230,769	234,814
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
2.889%, due 02/25/30[2]	247,658	252,362
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	49	50
Series 1993-160, Class ZB,
6.500%, due 09/25/23	1,740	1,804
Series 1993-163, Class ZA,
7.000%, due 09/25/23	460	478
Series 1993-37, Class PX,
7.000%, due 03/25/23	852	874
Series 1993-60, Class Z,
7.000%, due 05/25/23	5,311	5,498

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 1993-70, Class Z,
6.900%, due 05/25/23	827	857
Series 1993-96, Class PZ,
7.000%, due 06/25/23	3,952	4,065
Series 1998-66, Class FG,
1 mo. USD LIBOR + 0.300%,
0.389%, due 12/25/28[2]	169	169
Series 1999-W4, Class A9,
6.250%, due 02/25/29	99,420	110,785
Series 2000-34, Class F,
1 mo. USD LIBOR + 0.450%,
0.539%, due 10/25/30[2]	1,606	1,614
Series 2002-80, Class A1,
6.500%, due 11/25/42	416,986	472,778
Series 2003-64, Class AH,
6.000%, due 07/25/33	916,210	1,055,164
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	17,493	20,036
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	258,767	294,517
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	280,491	321,484
Series 2005-120, Class ZU,
5.500%, due 01/25/36	937,464	1,072,287
Series 2005-24, Class ZE,
5.000%, due 04/25/35	359,672	401,756
Series 2006-65, Class GD,
6.000%, due 07/25/26	253,133	275,714
Series G92-40, Class ZC,
7.000%, due 07/25/22	106	107
GNMA REMIC,
Series 2003-98, Class Z,
6.000%, due 11/20/33	2,521,504	2,797,532
Series 2005-26, Class ZA,
5.500%, due 01/20/35	5,122,938	5,598,704
Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
0.683%, due 08/20/65[2]	1,106,369	1,114,069
Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
0.883%, due 05/20/66[2]	766,533	776,724
Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
0.883%, due 07/20/66[2]	1,405,529	1,423,128

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
0.432%, due 05/20/47[2]		361,875	362,921
Series2018-38, ClassWF,
1 mo. USD LIBOR + 0.300%,
0.382%, due 10/20/43[2]		1,038,354	1,035,307
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
2.864%, due 09/25/35[11]		134,677	138,314
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
0.780%, due 01/19/35[2]		22,417	20,721
Series 2005-4, Class 3A1,
2.675%, due 07/19/35[11]		143,221	118,191
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
1.090%, due 06/15/32[2,3]		105,230	105,166
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 1.060%,
2.560%, due 06/15/35[2,3]		1,550,537	1,543,815
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
2.745%, due 11/25/35[11]		386,085	357,558
Series 2006-A4, Class 2A2,
2.298%, due 06/25/36[11]		171,678	140,835
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class A,
2.558%, due 11/05/44[3]		1,400,000	1,417,742
Legacy Mortgage Asset Trust,
Series 2020-GS1, Class A1,
2.882%, due 10/25/59[3,4]		1,243,655	1,247,842
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
0.245%, due 01/01/61[2,6]	GBP	1,350,561	1,777,406
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
0.685%, due 01/01/61[2,6]	GBP	568,394	769,011
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
1.070%, due 11/15/26[2,3]		1,400,000	1,400,000

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Mansard Mortgages,
Series 2007-1X, Class A2,
3 mo. LIBOR GBP + 0.180%,
0.314%, due 04/15/47[2,6]	GBP	820,889	1,082,744
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]		501,815	509,321
Reperforming Loan REMIC Trust,
Series 2003-R4, Class 2A,
4.673%, due 01/25/34[3,11]		454,081	447,544
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
0.429%, due 01/25/36[2,3]		513,957	506,739
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34		204,038	202,301
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.400%,
0.486%, due 07/20/36[2]		73,588	71,471
SFO Commercial Mortgage Trust,
Series 2021-555, Class A,
1 mo. USD LIBOR + 1.150%,
1.240%, due 05/15/38[2,3]		1,400,000	1,400,421
SGR Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[3,11,13]		603,000	603,000
SREIT Trust,
Series 2021-IND, Class A,
1 mo. USD LIBOR + 0.700%,
0.800%, due 10/15/38[2,3]		1,400,000	1,386,280
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
2.604%, due 07/25/34[11]		199,555	205,818
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
0.509%, due 04/25/36[2]		573,283	549,376
Structured Asset Mortgage Investments,Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
0.740%, due 09/19/32[2]		38,780	38,825
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
1.961%, due 09/25/37[11]		334,802	338,497

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(concluded)
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
SONIA + 0.900%,
0.950%, due 07/20/45[2,3]	GBP	4,196,556	5,758,281
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. LIBOR GBP + 0.200%,
0.318%, due 10/10/40[2,6]	GBP	2,148,407	2,847,599
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[3,11,13]		1,387,000	1,386,295
Series 2021-6, Class A3,
1.887%, due 10/25/66[3,11,13]		357,000	356,408
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
1.487%, due 06/25/42[2]		7,188	7,199
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.580%,
0.669%, due 10/25/45[2]		289,047	290,265
Series 2006-AR2, Class 2A1,
3.178%, due 03/25/36[11]		391,752	395,680
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
1.087%, due 08/25/46[2]		321,600	323,162
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.792%, due 09/15/57[11]		5,919,338	108,438
Series 2014-LC14, Class XA,
1.252%, due 03/15/47[11]		2,806,619	64,350
Total mortgage-backed securities
(cost—$70,484,216)			73,134,688

Municipal bonds—0.2%
Illinois—0.2%
Sales Tax Securitization Corp.,
Series B,
3.057%, due 01/01/34
(cost—$1,400,000)		1,400,000	1,462,564

Non-U.S. government agency obligations—2.4%
Bahrain Government International Bond
5.450%, due 09/16/32[3]		35,000	34,180
Colombia Government International Bond
3.000%, due 01/30/30		50,000	47,337

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(continued)
Costa Rica Government International Bond
7.000%, due 04/04/44[3]	45,000		44,798
Dominican Republic International Bond
5.875%, due 01/30/60[3]	20,000		19,504
6.850%, due 01/27/45[3]	200,000		222,162
Egypt Government International Bond
7.500%, due 02/16/61[3]	195,000		164,775
8.500%, due 01/31/47[3]	180,000		165,600
El Salvador Government International Bond
9.500%, due 07/15/52[3]	25,000		20,489
Finance Department Government of Sharjah
4.000%, due 07/28/50[3]	55,000		49,448
Ghana Government International Bond
7.750%, due 04/07/29[3]	35,000		30,975
10.750%, due 10/14/30[3]	160,000		184,800
Indonesia Government International Bond
5.250%, due 01/17/42[3]	55,000		67,351
Israel Government International Bond
3.875%, due 07/03/50	1,700,000		1,938,319
4.125%, due 01/17/48	1,600,000		1,912,300
Ivory Coast Government International Bond
5.750%, due 12/31/32[3,4]	102,292		102,183
Japan Bank for International Cooperation
2.875%, due 07/21/27	2,200,000		2,361,876
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000		1,382,241
Mongolia Government International Bond
5.125%, due 04/07/26[3]	110,000		114,137
Nigeria Government International Bond
7.875%, due 02/16/32[3,5]	120,000		121,785
Oman Government International Bond
6.750%, due 01/17/48[3]	75,000		76,327
7.000%, due 01/25/51[3]	145,000		151,389
Peruvian Government International Bond
5.940%, due 02/12/29[3]	PEN	5,100,000	1,317,506
5.940%, due 02/12/29[6]	PEN	1,400,000	361,668
6.350%, due 08/12/28[6]	PEN	2,000,000	530,243
8.200%, due 08/12/26[6]	PEN	2,000,000	569,162
Qatar Government International Bond
4.500%, due 04/23/28[6]	1,700,000		1,953,194
5.103%, due 04/23/48[6]	1,600,000		2,121,800
Republic of Armenia International Bond
3.600%, due 02/02/31[3]	40,000		37,495

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
Republic of South Africa Government International Bond
5.650%, due 09/27/47	185,000	175,091
Senegal Government International Bond
6.250%, due 05/23/33[3]	40,000	41,208
Turkey Government International Bond
5.875%, due 06/26/31	85,000	78,970
5.950%, due 01/15/31	30,000	28,059
Ukraine Government International Bond
7.253%, due 03/15/33[3]	325,000	330,342
Total non-U.S. government agency obligations
(cost—$15,808,687)		16,756,714

U.S. government agency obligations—1.9%
FHLMC
7.645%, due 05/01/25	491,304	542,128
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
2.065%, due 03/01/36[2]	1,220	1,264
FNMA
3.500%, due 03/01/35	517,316	549,362
4.500%, due 04/01/29	76,506	83,103
5.256%, due 11/01/34[11]	1,792,180	1,791,626
FNMA ARM
12 mo. MTA + 1.400%,
1.488%, due 08/01/40[2]	3,384	3,378
6 mo. USD LIBOR + 1.538%,
1.788%, due 01/01/36[2]	2,918	2,989
12 mo. USD LIBOR + 1.420%,
1.795%, due 03/01/36[2]	8,946	9,146
12 mo. USD LIBOR + 1.619%,
1.994%, due 12/01/35[2]	18,908	19,480
12 mo. USD LIBOR + 1.815%,
2.190%, due 03/01/36[2]	17,226	17,863
12 mo. USD LIBOR + 1.942%,
2.192%, due 09/01/35[2]	509	528
12 mo. USD LIBOR + 1.841%,
2.216%, due 03/01/36[2]	16,699	17,340
12 mo. USD LIBOR + 2.015%,
2.265%, due 06/01/36[2]	7,213	7,521
12 mo. USD LIBOR + 1.780%,
2.280%, due 11/01/35[2]	3,696	3,825
12 mo. USD LIBOR + 1.912%,
2.287%, due 02/01/36[2]	16,278	16,930
1 year CMT + 2.226%,
2.345%, due 04/01/27[2]	5,648	5,755

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
1 year CMT + 2.251%,
2.376%, due 05/01/27[2]	3,279	3,324
1 year CMT + 2.103%,
2.661%, due 05/01/30[2]	21,576	21,980
FNMA ARM COFI
3.250%, due 11/01/26[12,13]	8,569	7,941
GNMA II
5.000%, due 07/20/49	3,290,770	3,549,983
5.000%, due 12/20/49	87,458	94,913
GNMA II ARM
1 year CMT + 1.500%,
1.625%, due 07/20/25[2]	1,096	1,110
1 year CMT + 1.500%,
1.875%, due 05/20/26[2]	3,712	3,772
1 year CMT + 1.500%,
2.000%, due 01/20/26[2]	1,809	1,833
1 year CMT + 1.500%,
2.125%, due 11/20/23[2]	470	474
GNMA II TBA
3.000%	530,000	550,098
UMBS TBA
2.000%	1,000,000	998,073
2.500%	2,675,000	2,747,840
3.000%	1,975,000	2,060,261
Total U.S. government agency obligations (cost—$13,041,187)		13,113,840

U.S. Treasury obligations—22.1%
U.S. Treasury Bonds
1.375%, due 11/15/40	8,700,000	7,851,070
1.375%, due 08/15/50	7,500,000	6,539,941
1.625%, due 11/15/50	2,500,000	2,318,750
1.875%, due 02/15/51	4,115,000	4,048,131
2.000%, due 02/15/50	645,000	652,357
2.500%, due 02/15/45	53,400,000	58,477,172
2.750%, due 08/15/42	1,860,000	2,103,762
2.875%, due 08/15/45	2,600,000	3,044,438
3.000%, due 11/15/44	2,600,000	3,088,109
3.000%, due 05/15/45	200,000	238,727
3.000%, due 02/15/48	500,000	608,711
U.S. Treasury Notes
0.125%, due 11/30/22	3,545,000	3,543,200
0.125%, due 03/31/23	6,460,000	6,441,579
0.375%, due 10/31/23	6,895,000	6,878,571
0.875%, due 06/30/26	1,990,000	1,963,881

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
1.250%, due 03/31/28	1,975,000	1,955,636
1.625%, due 05/15/31	1,485,000	1,495,441
1.750%, due 06/30/24	5,400,000	5,549,555
1.875%, due 08/31/22	9,600,000	9,739,500
2.000%, due 10/31/22[14]	1,000,000	1,018,398
2.125%, due 09/30/24	10,900,000	11,329,613
2.250%, due 08/15/27	5,000,000	5,258,984
2.625%, due 02/15/29	6,700,000	7,236,785
Total U.S. Treasury obligations (cost—$147,445,651)		151,382,311

	Number of shares
Exchange traded funds—0.7%
Invesco Senior Loan ETF (cost—$5,003,936)	217,988	4,813,175

Short-term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[15] (cost—$10,169,531)	10,169,531	10,169,531

	Face amount[1]
Short-term U.S. Treasury obligations—9.1%
U.S. Cash Management Bill
0.041%, due 01/18/22[14,16]	800,000	799,879
0.044%, due 01/25/22[16]	17,700,000	17,697,639
0.046%, due 01/04/22[14,16]	1,400,000	1,399,838
0.051%, due 02/15/22[16]	3,300,000	3,299,417
U.S. Treasury Bills
0.010%, due 12/02/21[16]	1,650,000	1,649,911
0.045%, due 01/06/22[16]	3,700,000	3,699,541
0.047%, due 02/10/22[16]	7,600,000	7,598,827
0.047%, due 03/24/22[16]	8,025,000	8,023,109
0.051%, due 02/24/22[16]	3,200,000	3,199,425
0.051%, due 03/31/22[16]	13,100,000	13,096,770
0.053%, due 03/03/22[16]	1,900,000	1,899,614
Total short-term U.S. Treasury obligations (cost—$62,366,179)		62,363,970

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[15] (cost—$4,814,115)	4,814,115	4,814,115
Total investments (cost—$684,794,927)[17]—102.5%		701,594,808
Liabilities in excess of other assets—(2.5)%		(17,223,105)
Net assets—100.0%		$684,371,703

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
25	USD	U.S. Long Bond Futures	December 2021	4,065,111	4,021,094	(44,017)
764	USD	U.S. Treasury Note 10 Year Futures	December 2021	101,873,376	99,857,188	(2,016,188)
25	USD	U.S. Treasury Note 2 Year Futures	December 2021	5,504,329	5,481,250	(23,079)
334	USD	U.S. Treasury Note 5 Year Futures	December 2021	41,228,775	40,664,500	(564,275)
21	USD	U.S. Ultra Bond Futures	December 2021	4,124,626	4,124,531	(95)
Total				156,796,217	154,148,563	(2,647,654)

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Interest rate futures sell contracts:
218	GBP	United Kingdom Long Gilt Bond Futures	December 2021	(38,375,111)	(37,269,139)	1,105,972
U.S. Treasury futures sell contracts:
94	USD	U.S. Treasury Note 10 Year Futures	December 2021	(12,506,599)	(12,286,094)	220,505
121	USD	U.S. Treasury Note 5 Year Futures	December 2021	(14,938,771)	(14,731,750)	207,021
123	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(18,105,305)	(17,838,844)	266,461
Total				(83,925,786)	(82,125,827)	1,799,959
Net unrealized appreciation (depreciation)						(847,695)

Centrally cleared credit default swap agreements on corporate issues—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
Boeing Co., bond, 2.600%, due 10/30/25	USD	1,500	06/20/23	Quarterly	1.000	(3,489)	13,296	9,807
British Telecommunications PLC, bond, 5.750%, due 12/07/28	EUR	1,300	12/20/28	Quarterly	1.000	14,571	(39,096)	(24,525)
British Telecommunications PLC, bond, 5.750%, due 12/07/28	EUR	2,400	06/20/28	Quarterly	1.000	14,049	(55,090)	(41,041)
Comcast Corp., bond, 3.700%, due 04/15/24	USD	1,300	12/20/26	Quarterly	1.000	(33,806)	37,134	3,328
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	2,407	4,694	7,101
General Electric Co., bond, 2.700%, due 10/09/22	USD	1,500	12/20/26	Quarterly	1.000	(16,374)	29,079	12,705
General Electric Co., bond, 2.700%, due 10/09/22	USD	1,200	06/20/26	Quarterly	1.000	(12,959)	25,016	12,057
General Electric Co., bond, 2.700% due 10/09/22	USD	1,000	06/20/24	Quarterly	1.000	6,138	19,061	25,199
General Motors Co., bond, 4.875%, due 10/02/23	USD	1,400	12/20/26	Quarterly	5.000	(275,545)	286,239	10,694
Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(1,764)	(2,211)	(3,975)
Stellantis N.V., bond, 5.250%, due 04/15/23	EUR	1,100	12/20/26	Quarterly	5.000	(249,622)	258,030	8,408
Valeo SA, bond, 3.250%, due 01/22/24	EUR	1,200	06/20/26	Quarterly	1.000	20,063	(18,281)	1,782
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(7,129)	15,911	8,782
Verizon Communications, Inc., bond, 4.125%, due 03/16/27	USD	1,300	12/20/26	Quarterly	1.000	(31,168)	32,029	861
Total						(574,628)	605,811	31,183

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection[19]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
CDX North America High Yield 37 Index	USD	1,200	12/20/26	Quarterly	5.000	(107,317)	109,445	2,128
CDX North America Investment Grade Index 35 Index	USD	100	12/20/25	Quarterly	1.000	(1,599)	2,476	877
CDX North America Investment Grade Index 36 Index	USD	2,600	06/20/26	Quarterly	1.000	(60,068)	65,218	5,150
CDX North America Investment Grade Index 37 Index	USD	6,700	12/20/26	Quarterly	1.000	(159,477)	166,386	6,909
iTraxx Europe Crossover Series 36 Index	EUR	9,300	12/20/26	Quarterly	5.000	(1,294,688)	1,264,072	(30,616)
iTraxx Europe Main Series 34 Index	EUR	7,000	12/20/25	Quarterly	1.000	(146,641)	216,558	69,917
iTraxx Europe Main Series 35 Index	EUR	1,800	06/20/26	Quarterly	1.000	(49,529)	54,959	5,430
iTraxx Europe Main Series 36 Index	EUR	5,200	12/20/26	Quarterly	1.000	(149,426)	159,031	9,605
Total						(1,968,745)	2,038,145	69,400

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18](%)	Payments received by the Portfolio[18](%)	Value($)	Unrealized appreciation (depreciation)($)
JPY	550,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(55,624)	(45,067)
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(55,116)	(43,519)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(72,965)	(55,907)
JPY	273,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(179,689)	(194,747)
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(43,460)	(43,146)
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(122,879)	(133,669)
GBP	1,100	09/21/52	Annual	0.750	12 Month SONIA	11,137	(60,441)
JPY	60,000	03/21/48	Semi-Annual	6 Month JPY LIBOR	1.000	69,554	(60,190)
JPY	140,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	27,053	22,313
Total						(421,989)	(614,373)

OTC credit default swap agreements on Non-U.S. government agency obligations issues—sell protection19

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GSI	Republic of Columbia, bond, 10.375%, due 01/28/33	USD	1,700	12/20/26	Quarterly	1.000	43,701	(49,900)	(6,199)
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600	06/20/24	Quarterly	1.000	33,579	(7,061)	26,518
Total							77,280	(56,961)	20,319

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18](%)	Payments received by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GSI	USD	78	11/22/21	Maturity	1 Month USD LIBOR	EQUITY TRS Index	—	7,024	7,024

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	JPY	31,160,792	USD	282,741	11/17/21	9,313
BB	MYR	2,596,159	USD	618,354	12/15/21	(7,418)
BNP	AUD	1,829,000	USD	1,345,034	11/17/21	(30,917)
BNP	BRL	17,600,912	USD	3,165,888	11/03/21	47,260
BNP	GBP	379,000	USD	521,221	11/02/21	2,540
BNP	MXN	432,000	USD	21,096	01/12/22	342
BNP	USD	726,389	AUD	999,000	11/17/21	25,156
BNP	USD	3,119,070	BRL	17,600,912	11/03/21	(442)
BNP	USD	3,148,981	BRL	17,600,912	12/02/21	(48,386)
BNP	USD	2,118,395	GBP	1,567,000	11/02/21	26,124
BOA	GBP	13,127,000	USD	17,750,369	11/02/21	(214,596)
BOA	PEN	989,724	USD	236,521	06/23/22	(8,059)
BOA	PEN	1,507,427	USD	372,978	07/26/22	1,484
BOA	USD	380,040	PEN	1,507,427	11/12/21	(2,403)
CITI	GBP	1,569,000	USD	2,131,820	11/02/21	(15,437)
CITI	PEN	1,652,509	USD	401,221	11/23/21	(12,595)
CITI	PEN	2,628,685	USD	715,113	12/09/21	57,249
CITI	PEN	1,261,082	USD	304,425	03/17/22	(9,471)
CITI	PEN	1,652,509	USD	410,531	04/28/22	289
CITI	PEN	400,661	USD	96,940	05/31/22	(2,262)
CITI	USD	1,871,295	AUD	2,579,000	11/17/21	68,879

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	412,753	CLP	332,130,000	11/08/21	(4,706)
CITI	USD	1,586,211	CLP	1,328,705,518	02/02/22	29,263
CITI	USD	329,105	COP	1,262,860,000	11/08/21	6,126
CITI	USD	788,355	EUR	679,509	01/19/22	(1,252)
CITI	USD	104,748	KRW	124,335,000	11/08/21	1,636
CITI	USD	713,114	NOK	6,140,000	11/17/21	13,632
CITI	USD	414,578	PEN	1,652,509	11/23/21	(762)
CITI	USD	256,656	RUB	18,810,680	11/08/21	8,358
GSI	BRL	17,600,912	USD	3,119,070	11/03/21	442
GSI	CLP	332,130,000	USD	412,799	11/08/21	4,752
GSI	COP	1,262,860,000	USD	335,251	11/08/21	19
GSI	KRW	124,335,000	USD	106,447	11/08/21	63
GSI	PEN	1,507,427	USD	402,163	11/12/21	24,526
GSI	PEN	3,140,028	USD	760,426	01/24/22	(23,671)
GSI	RUB	18,810,680	USD	267,352	11/08/21	2,337
GSI	USD	721,253	AUD	994,000	11/17/21	26,530
GSI	USD	3,286,818	BRL	17,600,912	11/03/21	(168,190)
GSI	USD	412,057	CLP	332,130,000	12/07/21	(5,406)
GSI	USD	334,736	COP	1,262,860,000	12/07/21	(196)
GSI	USD	106,372	KRW	124,335,000	12/07/21	(68)
GSI	USD	265,903	RUB	18,810,680	12/07/21	(2,406)
HSBC	EUR	8,809,000	USD	10,213,463	11/02/21	30,260
HSBC	USD	561,780	GBP	407,000	11/02/21	(4,780)
HSBC	USD	1,878,666	NOK	16,150,000	11/17/21	32,890
JPMCB	USD	3,053,296	AUD	4,200,000	11/17/21	106,352
Net unrealized appreciation (depreciation)						(37,601)

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	31,797,645	1,399,776	33,197,421
Corporate bonds	—	326,890,516	—	326,890,516
Loan assignments	—	3,495,963	—	3,495,963
Mortgage-backed securities	—	71,736,966	1,397,722	73,134,688
Municipal bonds	—	1,462,564	—	1,462,564
Non-U.S. government agency obligations	—	16,756,714	—	16,756,714
U.S. government agency obligations	—	13,105,899	7,941	13,113,840
U.S. Treasury obligations	—	151,382,311	—	151,382,311
Exchange traded funds	4,813,175	—	—	4,813,175
Short-term investments	—	10,169,531	—	10,169,531
Short-term U.S. Treasury obligations	—	62,363,970	—	62,363,970
Investment of cash collateral from securities loaned	—	4,814,115	—	4,814,115
Futures contracts	1,799,959	—	—	1,799,959
Swap agreements	—	2,873,402	—	2,873,402
Forward foreign currency contracts	—	525,822	—	525,822
Total	6,613,134	697,375,418	2,805,439	706,793,991
Liabilities
Futures contracts	(2,647,654)	—	—	(2,647,654)
Swap agreements	—	(701,372)	—	(701,372)
Forward foreign currency contracts	—	(563,423)	—	(563,423)
Total	(2,647,654)	(1,264,795)	—	(3,912,449)

At October 31, 2021, there were $304,268 transferred out of Level 3. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of October 31, 2021.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $174,281,937, represented 24.5% of the Portfolio's net assets at period end.

4	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

5	Security, or portion thereof, was on loan at the period end.

6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8	Perpetual investment. Date shown reflects the next call date.

9	Bond interest in default.

10	Rate shown reflects annualized yield at the period end on zero coupon bond.

11	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

13	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

14	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

15	Rates shown reflect yield at October 31, 2021.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

16	Rate shown is the discount rate at the date of purchase unless otherwise noted.

17	Includes $10,210,061 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,814,115 and non-cash collateral of $5,640,910.

18	Payments made or received are based on the notional amount.

19	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.5%
Alabama—3.0%
Alabama Federal Aid Highway Finance Authority (Garvee), Revenue Bonds,
Series A,
5.000%, due 09/01/29	2,000,000	2,478,873
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, VRD	2,000,000	2,278,211
Lower Alabama Gas District (Gas Project), Revenue Bonds
4.000%, VRD	2,500,000	2,803,940
Lower Alabama Gas District Gas, Revenue Bonds,
Series A,
5.000%, due 09/01/31	1,500,000	1,900,951
		9,461,975
Alaska—0.5%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,684,901

Arizona—3.1%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC Obligated Group), Revenue Bonds
4.000%, due 11/01/35	2,000,000	2,358,655
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2 , Class A,
3.625%, due 05/20/33	965,679	1,071,664
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Airport), Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,247,903
Maricopa County Industrial Development Authority (Banner Health), Refunding, Revenue Bonds
5.000%, due 01/01/31	3,000,000	3,597,963
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,303,868
		9,580,053
Arkansas—1.0%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds
5.000%, due 10/01/34	1,320,000	1,632,137

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Arkansas—(concluded)
University of Arkansas (University of Arkansas Fayetteville), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,385,000	1,555,125
		3,187,262
California—3.4%
California Housing Finance, Revenue Bonds,
Series 2021-1, Class A,
3.500%, due 11/20/35	1,487,525	1,714,311
California State, GO Bonds
5.000%, due 10/01/30	2,815,000	3,550,352
California State, Refunding, GO Bonds
5.000%, due 04/01/33	2,710,000	3,423,500
Los Angeles Department of Airports (Los Angeles International Airport), Revenue Bonds, AMT,
Series A,
5.000%, due 05/15/32	2,000,000	2,129,861
		10,818,024
Colorado—4.3%
Colorado Health Facilities Authority (Adventist Health System/Sunbelt), Refunding, Revenue Bonds
5.000%, VRD	1,500,000	1,814,719
Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,500,000	1,939,643
Denver City & County Airport, Revenue Bonds, AMT,
Series A,
5.500%, due 11/15/26	7,000,000	7,706,815
University of Colorado, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/30	1,750,000	2,181,121
		13,642,298
Connecticut—2.4%
Connecticut State Special Tax, Revenue Bonds,
Series B,
5.000%, due 10/01/30	2,000,000	2,507,305
Hartford County Metropolitan District, (Green Bonds), Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,870,000	2,125,395

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Connecticut—(concluded)
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
4.000%, due 05/01/37	2,500,000	2,968,591
		7,601,291
District of Columbia—1.6%
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT
5.000%, due 10/01/28	2,500,000	3,039,049
Series A,
5.000%, due 10/01/22	2,000,000	2,085,397
		5,124,446
Florida—4.5%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	1,500,000	1,957,310
Citizens Property Insurance Corp., Revenue Bonds,
Series A-1,
5.000%, due 06/01/25	5,250,000	5,972,321
County of Polk FL Utility System, Refunding, Revenue Bonds
5.000%, due 10/01/35	625,000	811,148
JEA Electric System, Refunding, Revenue Bonds,
Series 3-A,
5.000%, due 10/01/34	1,630,000	2,074,992
Miami Beach Redevelopment Agency Tax Increment, Refunding, Revenue Bonds
5.000%, due 02/01/28	1,000,000	1,099,038
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	2,229,749
		14,144,558
Georgia—2.6%
Fulton County Development Authority of Georgia (Piedmont Healthcare, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,783,792
Fulton County Development Authority of Georgia (WellStar Health System), Revenue Bonds
5.000%, due 04/01/36	1,000,000	1,189,697
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,885,102
Series B, 1 mo. USD LIBOR + 0.750%,
0.805%, due 04/01/48[1]	1,000,000	1,006,025

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Municipal Electric Authority of Georgia (Plant Vogtle Unis 3&4 Project), Revenue Bonds
5.000%, due 01/01/33	1,000,000	1,218,932
Savannah Economic Development Authority (International Paper Company), Refunding, Revenue Bonds
1.900%, due 08/01/24	1,000,000	1,035,468
		8,119,016
Hawaii—0.4%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,224,632

Illinois—10.5%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,750,000	2,035,876
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 01/01/29	2,500,000	2,826,732
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,221,134
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	2,294,352
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds
5.000%, due 11/15/35	2,500,000	3,039,801
Illinois Finance Authority Unrefunded (Advocate Health Care Network), Revenue Bonds
5.000%, due 06/01/27	2,595,000	2,787,848
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,888,617
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM
5.000%, due 06/15/28	1,000,000	1,228,419
Regional Transportation Authority, Refunding, Revenue Bonds, AGM
6.000%, due 06/01/25	2,000,000	2,270,634
Regional Transportation Authority, Revenue Bonds
6.500%, due 07/01/30	1,000,000	1,322,058
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	2,218,958

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
State of Illinois, Revenue Bonds, BAM,
Series A,
5.000%, due 06/15/27	3,000,000	3,627,352
University of Illinois (Auxiliary Facilities System), Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/27	4,000,000	4,254,334
University of Illinois (Auxiliary Facilities System), Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,099,585
		33,115,700
Indiana—4.3%
Indiana Finance Authority (Indiana University Health, Inc.), Revenue Bonds,
Series B,
2.250%, VRD	5,250,000	5,513,988
Indiana Finance Authority (Marion County Capital Improvement Board), Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,161,233
Indiana Finance Authority First Lien, (CWA Authority, Inc.), Refunding, Revenue Bonds
4.000%, due 10/01/36	2,020,000	2,433,207
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,275,887
Whiting City (BP Products North America, Inc.), Revenue Bonds, AMT
5.000%, VRD	1,840,000	2,082,481
		13,466,796
Iowa—0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2, Class 1,
5.000%, due 06/01/33	500,000	648,378

Kentucky—2.1%
Kentucky Public Energy Authority (Gas Supply), Revenue Bonds,
Series B,
4.000%, VRD	3,750,000	4,115,169
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, VRD	1,250,000	1,344,339

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Kentucky—(concluded)
Series A,
4.000%, VRD	1,000,000	1,131,924
		6,591,432
Louisiana—1.6%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	2,243,303
New Orleans Aviation Board (Louis Armstrong New Orleans International Airport), Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,698,055
Parish of St John the Baptist LA (Marathon Oil Corp), Refunding, Revenue Bonds
2.200%, VRD	1,000,000	1,040,131
		4,981,489
Maryland—1.1%
County of Prince George's MD (Consol Public Impt Bonds), GO Bonds,
Series A,
5.000%, due 07/15/31	1,250,000	1,563,652
Maryland State Transportation Authority (Baltimore/Washington International), Revenue Bonds, AMT
5.000%, due 06/01/24	1,700,000	1,893,085
		3,456,737
Massachusetts—1.6%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,371,520
Massachusetts Educational Financing Authority, Revenue Bonds, AMT,
Series K,
5.000%, due 07/01/22	2,500,000	2,577,724
		4,949,244
Michigan—3.5%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds,
Series D,
5.000%, due 07/01/26	1,100,000	1,308,182
Michigan Finance Authority Senior Lien (Great Lakes Water Authority Sewage Disposal System Revenue), Revenue Bonds, AGM
5.000%, due 07/01/30	1,500,000	1,681,010
Michigan State Finance Authority (Beaumont Health Credit Group), Refunding, Revenue Bonds
5.000%, due 08/01/33	2,415,000	2,700,114

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Michigan State Strategic Fund Improvement Project (State of Michigan Department of Transportation), Revenue Bonds, AMT
5.000%, due 06/30/32	3,300,000	4,020,337
Saginaw Hospital Finance Authority (Covenant Healthcare System), Refunding, Revenue Bonds
5.000%, due 07/01/28	1,000,000	1,236,717
		10,946,360
Missouri—2.1%
Missouri Joint Municipal Electric Utility Commission (Prairie State Project), Refunding ,Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,300,000	1,503,633
Missouri State Health & Educational Facilities Authority (Coxhealth), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,291,900
Missouri State Health & Educational Facilities Authority (Saint Luke's Health System), Refunding, Revenue Bonds
5.000%, due 11/15/28	1,000,000	1,182,561
Missouri State Health & Educational Facilities Authority (SSM Health Care), Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/27	1,500,000	1,671,190
		6,649,284
Nebraska—1.4%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,594,661
Public Power Generation Agency (Whelan Energy Center Unit), Refunding, Revenue Bonds
5.000%, due 01/01/30	2,500,000	2,820,880
		4,415,541
Nevada—0.2%
City of Reno Reno First Lien (County of Washoe NV Sales Tax Revenue), Refunding, Revenue Bonds
5.000%, due 06/01/33	500,000	589,804

New Jersey—6.8%
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury), Refunding, Revenue Bonds,
Series XX,
5.000%, due 06/15/26	1,600,000	1,838,876

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New Jersey—(concluded)
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury), Revenue Bonds,
Series WW,
5.250%, due 06/15/31	2,100,000	2,425,654
New Jersey Health Care Facilities Financing Authority (Valley Health System), Revenue Bonds
5.000%, due 07/01/33	1,000,000	1,258,710
New Jersey State Higher Education Assistance Authority, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 12/01/23	2,000,000	2,185,485
New Jersey State Higher Education Assistance Authority, Revenue Bonds, AMT,
Series 2015-1A,
5.000%, due 12/01/21	1,050,000	1,054,073
New Jersey Transportation Trust Fund Authority (Transportation Program Notes), Revenue Bonds,
Series S,
5.000%, due 06/15/30	1,000,000	1,239,200
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series E,
5.000%, due 01/01/30	1,350,000	1,668,600
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	9,604,990
		21,275,588
New York—6.4%
Metropolitan Transportation Authority (Green Bonds), Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/22	895,000	937,684
Metropolitan Transportation Authority, Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	639,681
New York City Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,633,328
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series B-1,
4.000%, due 08/01/38	2,500,000	2,962,860
New York City, GO Bonds,
Series H,
5.000%, due 08/01/25	2,990,000	3,301,742
Subseries I-A,
5.000%, due 04/01/32	1,750,000	2,261,614

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York State Urban Development Corp. (Personal Income Tax), Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,127,256
New York Transportation Development Corp. (Laguardia Gateway Partners LLC), Revenue Bonds, AMT
5.000%, due 07/01/34	1,000,000	1,109,919
New York Transportation Development Corp. (Terminal One Group Association LP), Refunding, Revenue Bonds, AMT
5.000%, due 01/01/22	1,500,000	1,510,696
Port Authority of New York & New Jersey (One Hundred Eighty-Fifth), Revenue Bonds, AMT
5.000%, due 09/01/22	2,400,000	2,493,593
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,180,650
		20,159,023
North Carolina—1.0%
North Carolina Medical Care Commission (Vidant Health), Refunding, Revenue Bonds
5.000%, due 06/01/32	1,500,000	1,739,459
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM
5.000%, due 01/01/26	1,250,000	1,465,414
		3,204,873
Ohio—0.6%
American Municipal Power, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 02/15/27	1,000,000	1,098,237
Sycamore Community City School District, GO Bonds
4.000%, due 12/01/26	750,000	871,680
		1,969,917
Oklahoma—0.3%
Oklahoma Municipal Power Authority, (Power Supply System), Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	778,714

Oregon—0.7%
Multnomah County School District No. 1 Portland, GO Bonds
5.000%, due 06/15/29	1,750,000	2,246,621

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—7.8%
Allegheny County Hospital Development Authority (Allegheny Health Network), Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,935,978
City of Philadelphia PA Water & Wastewater, Refunding, Revenue Bonds
5.000%, due 10/01/33	1,500,000	1,942,148
Commonwealth Financing Authority (Tobacco Master Settlement Payment), Revenue Bonds
5.000%, due 06/01/31	1,500,000	1,828,957
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, SIFMA + 0.42%,
0.470%, due 09/01/48[1]	3,500,000	3,496,154
Pennsylvania Turnpike Commission (Motor License), Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,828,692
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
Series B,
5.000%, due 06/01/28	2,000,000	2,359,975
Pennsylvania Turnpike Commission, Revenue Bonds,
Series B,
5.000%, due 12/01/32	1,250,000	1,456,562
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,496,826
Philadelphia School District Prerefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	12,067
Philadelphia School District Unrefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	2,640,000	3,133,385
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,746,203
Series A,
5.000%, due 09/01/31	1,000,000	1,240,169
		24,477,116
South Carolina—0.6%
Piedmont Municipal Power Agency, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,765,153

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Tennessee—2.8%
City of Memphis TN (Electric System), Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,836,150
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Lipscomb University), Refunding, Revenue Bonds,
Series S,
5.000%, due 10/01/35	1,350,000	1,640,719
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
Series C,
4.000%, due 01/01/32	3,000,000	3,701,390
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,772,311
		8,950,570
Texas—9.9%
Brazos Higher Education Authority, Inc., (Student Loan Program), Revenue Bonds, AMT,
Series A-1,
5.000%, due 04/01/30	1,000,000	1,190,993
Central Texas Regional Mobility Authority Senior Lien, Revenue Bonds,
Series A,
5.000%, due 01/01/35	1,100,000	1,277,362
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,236,269
Clifton Higher Education Finance Corp. (Idea Public Schools), Refunding, Revenue Bonds, PSF-GTD
5.000%, due 08/15/28	1,100,000	1,234,165
El Paso Texas, GO Bonds
5.000%, due 08/15/34	2,000,000	2,381,329
Grand Parkway Transportation Corporation, Revenue Bonds
5.000%, due 02/01/23	500,000	528,327
Harris County Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Refunding, Revenue Bonds
4.000%, due 10/01/35	1,750,000	2,063,962
Harris County Toll Road Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/29	2,025,000	2,510,872
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,104,272
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,485,160

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Katy Independent School District (CIB), Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,688,973
North Texas Tollway Authority (North Texas Tollway System), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	2,750,000	3,117,726
Series A,
5.000%, due 01/01/34	2,775,000	3,141,401
State of Texas, Refunding, GO Bonds,
Series B,
4.000%, due 08/01/31	250,000	279,648
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott and White Health), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/32	1,000,000	1,182,561
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	2,000,000	2,335,167
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM
5.000%, due 08/15/30	1,000,000	1,205,089
		30,963,276
Virginia—1.2%
Virginia College Building Authority, (21st Century College), Revenue Bonds
5.000%, due 02/01/31	1,825,000	2,190,911
Virginia Small Business Financing Authority Senior Lien (95 Express Lanes LLC Project), Revenue Bonds, AMT
5.000%, due 07/01/34	1,700,000	1,712,438
		3,903,349
Washington—2.7%
Central Puget Sound Regional Transit Authority, (Green Bonds), Revenue Bonds,
Series S-1,
5.000%, due 11/01/26	800,000	969,216
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds,
Series R,
2.000%, VRD	1,000,000	1,049,215
Port of Seattle (Intermediate Lien), Revenue Bonds, AMT
5.000%, due 04/01/28	2,500,000	3,075,435
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,955,000	2,183,069

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	994,177	1,140,121
		8,417,056
Wisconsin—2.3%
Public Finance Authority KU (Campus Development Corp. project), University of Kansas, Revenue Bonds
5.000%, due 03/01/34	1,500,000	1,743,504
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. obligation group), Revenue Bonds
5.000%, due 08/15/27	1,000,000	1,078,244
Wisconsin Health & Educational Facilities Authority, (Unity point Health), Iowa Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,175,000	1,332,458
WPPI Energy, Revenue Bonds,
Series A,
5.000%, due 07/01/32	2,760,000	2,964,555
		7,118,761
Total municipal bonds (cost—$291,538,432)		309,629,238

	Number of shares
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$1,346,546)	1,346,546	1,346,546
Total investments (cost—$292,884,978)—98.9%		310,975,784
Other assets in excess of liabilities—1.1%		3,431,116
Net assets—100.0%		$314,406,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	309,629,238	—	309,629,238
Short-term investments	—	1,346,546	—	1,346,546
Total	—	310,975,784	—	310,975,784

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Rates shown reflect yield at October 31, 2021.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Asset-backed securities—1.1%
Ireland—0.8%
Bluemountain,
Series 2021-2A, Class A,
3 mo. Euribor + 1.000%,
1.000%, due 10/15/35[1,2,3]	EUR	430,000	497,159
Invesco Euro CLO,
Series 6A, Class A,
3 mo. Euribor + 0.940%,
0.940%, due 07/15/34[2,3]	EUR	621,000	711,247
Neuberger Berman Loan Advisers Euro,
Series 2021-2A, Class A,
3 mo. Euribor + 1.030%,
1.030%, due 04/15/34[2,3]	EUR	480,000	554,804
Rockfield Park CLO DAC,
Series 1A, Class A1,
3 mo. Euribor + 0.900%,
0.900%, due 07/16/34[2,3]	EUR	670,000	766,682
			2,529,892
Netherlands—0.3%
Bavarian Sky SA,
Series UK3, Class A,
SONIA + 0.620%,
0.670%, due 04/20/28[3,4]	GBP	596,893	818,755
Total asset-backed securities (cost—$3,424,579)			3,348,647

Corporate bonds—36.2%
Australia—0.4%
Glencore Funding LLC
2.500%, due 09/01/30[2]	USD	21,000	20,541
2.625%, due 09/23/31[2]	USD	803,000	782,648
Newcrest Finance Pty Ltd.
3.250%, due 05/13/30[2]	USD	100,000	105,572
Rio Tinto Finance USA Ltd.
2.750%, due 11/02/51	USD	155,000	154,187
Santos Finance Ltd.
3.649%, due 04/29/31[2]	USD	135,000	137,388

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Australia—(concluded)
Westpac Banking Corp.
(fixed, converts to FRN on 11/15/30),
2.668%, due 11/15/35	USD	115,000	112,188
			1,312,524
Belgium—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	USD	340,000	411,337
Anheuser-Busch InBev SA/N.V.
2.000%, due 03/17/28[4]	EUR	300,000	380,282
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	555,000	670,917
			1,462,536
Brazil—0.1%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2,5]	USD	429,000	435,247

Canada—0.6%
Emera U.S. Finance LP
2.639%, due 06/15/31[2]	USD	560,000	557,010
Fortis, Inc.
3.055%, due 10/04/26	USD	926,000	973,451
Teck Resources Ltd.
3.900%, due 07/15/30	USD	390,000	423,036
			1,953,497
China—0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250%, due 05/11/41[2]	USD	240,000	245,070

Colombia—0.3%
Ecopetrol SA
6.875%, due 04/29/30	USD	782,000	901,255

Denmark—1.0%
Nykredit Realkredit AS,
Series 13H,
1.000%, due 01/01/22[4]	DKK	9,900,000	1,540,093

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Denmark—(concluded)
Realkredit Danmark A/S,
Series 10F,
1.000%, due 01/01/22[4]	DKK	9,900,000	1,542,446
			3,082,539
France—3.3%
Air Liquide Finance SA
2.250%, due 09/27/23[2]	USD	410,000	421,049
BNP Paribas SA
(fixed, converts to FRN on 09/15/28),
2.159%, due 09/15/29[2]	USD	270,000	265,170
(fixed, converts to FRN on 04/19/31),
2.871%, due 04/19/32[2]	USD	250,000	254,289
BPCE SA
2.700%, due 10/01/29[2]	USD	1,060,000	1,089,526
5.700%, due 10/22/23[2]	USD	1,910,000	2,076,716
Credit Agricole SA
(fixed, converts to FRN on 06/23/28),
4.000%, due 12/23/27[4,6]	EUR	600,000	745,620
(fixed, converts to FRN on 12/23/25),
8.125%, due 12/23/25[2,6]	USD	700,000	838,250
Engie SA
2.875%, due 10/10/22[4]	USD	2,369,000	2,421,204
Faurecia SE
2.375%, due 06/15/27[4]	EUR	500,000	574,399
TotalEnergies Capital International SA
3.127%, due 05/29/50	USD	101,000	105,996
3.461%, due 07/12/49	USD	100,000	110,738
TotalEnergies SE
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[4,6]	EUR	625,000	736,488
Series NC7,
(fixed, converts to FRN on 01/25/28),
1.625%, due 10/25/27[4,6]	EUR	500,000	575,110
			10,214,555
Germany—1.5%
Commerzbank AG
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[4]	EUR	800,000	1,002,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/26/29),
3.250%, due 05/26/49[4]	EUR	300,000	393,604

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Germany—(concluded)
Schaeffler AG
3.375%, due 10/12/28[4]	EUR	500,000	638,026
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[4]	EUR	300,000	339,963
TK Elevator Midco GmbH
4.375%, due 07/15/27[4]	EUR	200,000	237,708
Volkswagen International Finance N.V.
(fixed, converts to FRN on 06/17/25),
3.500%, due 06/17/25[4,6]	EUR	200,000	246,913
(fixed, converts to FRN on 03/24/26),
4.625%, due 03/24/26[4,6]	EUR	500,000	646,458
Volkswagen Leasing GmbH
0.625%, due 07/19/29[4]	EUR	400,000	451,532
ZF Finance GmbH
3.750%, due 09/21/28[4]	EUR	500,000	623,702
			4,580,260
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[4]	USD	202,000	232,843

Ireland—1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	USD	315,000	319,388
3.300%, due 01/30/32	USD	180,000	183,197
3.850%, due 10/29/41	USD	150,000	155,294
4.875%, due 01/16/24	USD	160,000	172,205
6.500%, due 07/15/25	USD	150,000	173,812
AIB Group PLC
(fixed, converts to FRN on 05/30/26),
2.875%, due 05/30/31[4]	EUR	800,000	975,009
Avolon Holdings Funding Ltd.
4.250%, due 04/15/26[2]	USD	1,105,000	1,187,480
Bank of Ireland Group PLC
(fixed, converts to FRN on 10/14/24),
2.375%, due 10/14/29[4]	EUR	415,000	495,280
			3,661,665
Italy—0.9%
Enel SpA
(fixed, converts to FRN on 05/24/25),
3.500%, due 05/24/80[4]	EUR	600,000	747,354

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Italy—(concluded)
Intesa Sanpaolo SpA
(fixed, converts to FRN on 01/11/27),
7.750%, due 01/11/27[4,6]	EUR	800,000	1,117,852
UniCredit SpA
(fixed, converts to FRN on 06/03/26),
7.500%, due 06/03/26[4,6]	EUR	700,000	945,581
			2,810,787
Japan—0.6%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,156,191
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	591,737
			1,747,928
Luxembourg—0.0%†
Altice France Holding SA
4.000%, due 02/15/28[4]	EUR	100,000	107,797

Mexico—1.0%
Cemex SAB de CV
3.875%, due 07/11/31[2]	USD	706,000	705,506
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,6]	USD	420,000	433,450
Petroleos Mexicanos
4.750%, due 02/26/29[4]	EUR	550,000	627,375
5.950%, due 01/28/31	USD	800,000	785,200
7.690%, due 01/23/50	USD	450,000	429,750
			2,981,281
Netherlands—0.4%
ING Groep N.V.
(fixed, converts to FRN on 09/26/24),
1.625%, due 09/26/29[4]	EUR	200,000	237,738
Telefonica Europe BV
(fixed, converts to FRN on 09/24/27),
2.875%, due 06/24/27[4,6]	EUR	200,000	235,521
Volkswagen International Finance N.V.
(fixed, converts to FRN on 03/20/22),
2.500%, due 03/20/22[4,6]	EUR	300,000	349,373

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
Ziggo Bond Co. BV
3.375%, due 02/28/30[4]	EUR	400,000	454,983
			1,277,615
Portugal—0.3%
EDP Finance BV
2.000%, due 04/22/25[4]	EUR	682,000	839,267

Russia—0.2%
Phosagro OAO Via Phosagro Bond Funding DAC
2.600%, due 09/16/28[2]	USD	648,000	642,330

Spain—0.6%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 03/29/24),
6.000%, due 03/29/24[4,6]	EUR	600,000	748,221
Bankinter SA
(fixed, converts to FRN on 12/23/27),
1.250%, due 12/23/32[4]	EUR	700,000	799,703
Grifols SA
2.250%, due 11/15/27[4]	EUR	200,000	231,200
			1,779,124
Supranationals—0.6%
African Export-Import Bank
3.798%, due 05/17/31[2]	USD	645,000	659,714
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	276,913
4.700%, due 10/22/31[4]	USD	850,000	925,446
			1,862,073
Sweden—0.0%†
Verisure Holding AB
3.875%, due 07/15/26[4]	EUR	100,000	117,780

Switzerland — 0.3%
Credit Suisse AG
2.800%, due 04/08/22	USD	390,000	394,171
Credit Suisse Group AG
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[2]	USD	270,000	298,710

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Switzerland—(concluded)
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[2,6]	USD	400,000	436,000
			1,128,881
Taiwan—0.1%
TSMC Arizona Corp.
3.250%, due 10/25/51	USD	200,000	210,262

United Kingdom—4.4%
AstraZeneca PLC
4.000%, due 09/18/42	USD	530,000	638,200
BAE Systems PLC
3.400%, due 04/15/30[2]	USD	170,000	181,779
BAT Capital Corp.
4.700%, due 04/02/27	USD	1,840,000	2,048,162
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[4,6]	EUR	450,000	553,494
Eversholt Funding PLC
6.359%, due 12/02/25[4]	GBP	301,000	492,643
Heathrow Funding Ltd.
1.875%, due 07/12/32[4]	EUR	390,000	471,867
6.450%, due 12/10/31[4]	GBP	350,000	644,956
6.750%, due 12/03/26[4]	GBP	478,000	800,939
HSBC Holdings PLC
(fixed, converts to FRN on 08/17/28),
2.206%, due 08/17/29	USD	200,000	196,175
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24	USD	970,000	1,015,260
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	1,010,000	1,098,649
Natwest Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	406,939
(fixed, converts to FRN on 11/12/27),
5.125%, due 05/12/27[6]	GBP	476,000	688,887
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[4]	EUR	1,150,000	1,334,385
Santander UK Group Holdings PLC
(fixed, converts to FRN on 06/14/26),
1.673%, due 06/14/27	USD	730,000	717,798
(fixed, converts to FRN on 06/24/24),
6.750%, due 06/24/24[4,6]	GBP	200,000	296,968
Standard Chartered PLC
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[4]	EUR	400,000	457,470

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
(fixed, converts to FRN on 04/01/30),
4.644%, due 04/01/31[2]	USD	945,000	1,077,641
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[4]	EUR	350,000	413,703
			13,535,915
United States—17.7%
AbbVie, Inc.
3.200%, due 11/21/29	USD	756,000	807,884
4.875%, due 11/14/48	USD	165,000	217,081
Activision Blizzard, Inc.
2.500%, due 09/15/50	USD	345,000	309,546
AES Corp.
1.375%, due 01/15/26	USD	460,000	449,989
Air Lease Corp.
3.375%, due 07/01/25	USD	435,000	458,434
Alexander Funding Trust
1.841%, due 11/15/23[2]	USD	655,000	665,288
Alliant Energy Finance LLC
1.400%, due 03/15/26[2]	USD	110,000	107,867
Altria Group, Inc.
2.350%, due 05/06/25	USD	100,000	103,090
3.400%, due 05/06/30	USD	140,000	146,582
3.400%, due 02/04/41	USD	50,000	46,685
American Airlines Pass Through Trust,
Series A,
2.875%, due 07/11/34[1]	USD	170,000	170,393
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	USD	400,000	408,187
American Tower Corp.
1.375%, due 04/04/25	EUR	150,000	179,313
Analog Devices, Inc.
2.800%, due 10/01/41	USD	80,000	81,427
2.950%, due 10/01/51	USD	110,000	114,404
Apple, Inc.
2.650%, due 05/11/50	USD	97,000	95,807
2.700%, due 08/05/51	USD	190,000	189,310
AT&T, Inc.
2.300%, due 06/01/27	USD	775,000	792,614
2.750%, due 06/01/31	USD	90,000	91,551
3.500%, due 06/01/41	USD	230,000	237,266

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
3.500%, due 09/15/53	USD	105,000	106,667
4.300%, due 12/15/42	USD	15,000	16,979
Aviation Capital Group LLC
1.950%, due 09/20/26[2]	USD	560,000	549,155
Bank of America Corp.
(fixed, converts to FRN on 02/07/24),
1.379%, due 02/07/25[4]	EUR	300,000	357,171
(fixed, converts to FRN on 07/22/26),
1.734%, due 07/22/27	USD	448,000	445,116
(fixed, converts to FRN on 07/23/30),
1.898%, due 07/23/31	USD	800,000	764,313
(fixed, converts to FRN on 10/22/24),
2.456%, due 10/22/25	USD	280,000	289,565
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32	USD	580,000	581,175
(fixed, converts to FRN on 04/22/31),
2.687%, due 04/22/32	USD	840,000	850,438
(fixed, converts to FRN on 10/22/29),
2.884%, due 10/22/30	USD	830,000	859,250
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	938,953
Bausch Health Cos., Inc.
4.875%, due 06/01/28[2]	USD	100,000	102,980
Becton Dickinson and Co.
3.700%, due 06/06/27	USD	196,000	214,145
3.794%, due 05/20/50	USD	310,000	352,972
Berkshire Hathaway Finance Corp.
2.850%, due 10/15/50	USD	140,000	140,437
Biogen, Inc.
2.250%, due 05/01/30	USD	114,000	112,488
3.150%, due 05/01/50	USD	14,000	13,751
Boeing Co.
3.500%, due 03/01/39	USD	90,000	91,283
5.040%, due 05/01/27	USD	385,000	437,152
5.705%, due 05/01/40	USD	260,000	333,830
Boston Properties LP
2.450%, due 10/01/33	USD	350,000	338,869
Boston Scientific Corp.
4.700%, due 03/01/49	USD	20,000	25,829
BP Capital Markets America, Inc.
2.772%, due 11/10/50	USD	190,000	180,379
3.000%, due 02/24/50	USD	60,000	59,329
3.588%, due 04/14/27	USD	690,000	752,678

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Bristol-Myers Squibb Co.
4.250%, due 10/26/49	USD	305,000	383,429
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	USD	487,000	527,925
Burlington Northern Santa Fe LLC
4.150%, due 12/15/48	USD	170,000	212,429
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, due 03/01/30[2]	USD	395,000	407,837
CF Industries, Inc.
4.950%, due 06/01/43	USD	170,000	206,768
5.375%, due 03/15/44	USD	180,000	230,654
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, due 04/01/31	USD	500,000	497,187
3.500%, due 06/01/41	USD	110,000	107,989
3.700%, due 04/01/51	USD	485,000	476,272
3.900%, due 06/01/52	USD	185,000	187,166
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27	USD	240,000	274,294
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31	USD	1,120,000	1,129,237
(fixed, converts to FRN on 04/08/25),
3.106%, due 04/08/26	USD	1,100,000	1,158,597
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	346,960
Comcast Corp.
3.900%, due 03/01/38	USD	395,000	448,090
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	97,194
CVS Health Corp.
4.300%, due 03/25/28	USD	123,000	139,256
Discovery Communications LLC
3.625%, due 05/15/30	USD	580,000	623,995
Duke Energy Corp.
3.750%, due 09/01/46	USD	245,000	266,610
Edison International
2.950%, due 03/15/23	USD	163,000	166,354
Energy Transfer LP
5.350%, due 05/15/45	USD	110,000	130,073
Series 20Y,
5.800%, due 06/15/38	USD	215,000	262,850
Entergy Louisiana LLC
4.950%, due 01/15/45	USD	208,000	225,375

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Equinix, Inc.
2.500%, due 05/15/31	USD	280,000	280,025
Exxon Mobil Corp.
2.995%, due 08/16/39	USD	115,000	118,903
Ford Motor Credit Co. LLC
3.625%, due 06/17/31	USD	590,000	596,637
4.542%, due 08/01/26	USD	285,000	306,882
Freeport-McMoRan, Inc.
4.625%, due 08/01/30	USD	450,000	486,562
5.400%, due 11/14/34	USD	133,000	162,473
5.450%, due 03/15/43	USD	80,000	100,640
GE Capital European Funding Unlimited Co.
6.025%, due 03/01/38	EUR	170,000	323,841
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	USD	410,000	442,329
4.418%, due 11/15/35	USD	277,000	336,997
General Motors Co.
6.125%, due 10/01/25	USD	42,000	48,746
General Motors Financial Co., Inc.
1.250%, due 01/08/26	USD	380,000	372,746
2.700%, due 08/20/27	USD	550,000	561,472
2.750%, due 06/20/25	USD	97,000	100,713
Gilead Sciences, Inc.
2.800%, due 10/01/50	USD	265,000	256,914
Goldman Sachs Group, Inc.
1.625%, due 07/27/26[4]	EUR	225,000	274,255
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27	USD	280,000	280,272
(fixed, converts to FRN on 07/21/31),
2.383%, due 07/21/32	USD	310,000	304,705
(fixed, converts to FRN on 10/21/31),
2.650%, due 10/21/32	USD	520,000	523,817
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	USD	1,520,000	1,520,000
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	187,426
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	USD	125,000	143,186
4.250%, due 01/29/26[4]	GBP	308,000	465,848
Goodyear Tire & Rubber Co.
5.250%, due 04/30/31	USD	60,000	64,200
HCA, Inc.
2.375%, due 07/15/31	USD	370,000	361,532
5.250%, due 06/15/49	USD	110,000	142,633

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
5.875%, due 02/01/29	USD	135,000	160,678
Healthcare Trust of America Holdings LP
2.000%, due 03/15/31	USD	74,000	69,897
Home Depot, Inc.
2.750%, due 09/15/51	USD	425,000	426,716
Hyundai Capital America
1.300%, due 01/08/26[2]	USD	220,000	214,539
1.800%, due 10/15/25[2]	USD	220,000	220,278
2.375%, due 10/15/27[2]	USD	875,000	878,373
ITC Holdings Corp.
2.950%, due 05/14/30[2]	USD	610,000	635,145
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]	USD	280,000	286,194
Kansas City Southern
3.500%, due 05/01/50	USD	185,000	199,348
Kraft Heinz Foods Co.
3.750%, due 04/01/30	USD	470,000	510,870
Lennar Corp.
4.750%, due 11/29/27	USD	35,000	39,783
Lowe's Cos., Inc.
2.800%, due 09/15/41	USD	140,000	137,739
3.700%, due 04/15/46	USD	380,000	422,975
MDC Holdings, Inc.
2.500%, due 01/15/31	USD	330,000	319,234
Medtronic Global Holdings SCA
1.000%, due 07/02/31	EUR	200,000	236,197
1.125%, due 03/07/27	EUR	115,000	138,327
1.500%, due 07/02/39	EUR	100,000	120,529
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750%, due 02/01/27	USD	230,000	262,200
MidAmerican Energy Co.
4.250%, due 05/01/46	USD	170,000	210,050
Morgan Stanley
(fixed, converts to FRN on 05/04/26),
1.593%, due 05/04/27	USD	1,440,000	1,426,581
1.875%, due 04/27/27	EUR	235,000	291,485
(fixed, converts to FRN on 07/21/31),
2.239%, due 07/21/32	USD	410,000	400,281
(fixed, converts to FRN on 10/20/31),
2.511%, due 10/20/32	USD	380,000	379,077
MPLX LP
4.500%, due 04/15/38	USD	130,000	146,464

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Netflix,Inc.
5.875%, due 11/15/28	USD	280,000	340,816
New York Life Insurance Co.
3.750%, due 05/15/50[2]	USD	185,000	212,207
Norfolk Southern Corp.
3.942%, due 11/01/47	USD	135,000	158,428
Oracle Corp.
3.650%, due 03/25/41	USD	455,000	476,660
4.000%, due 07/15/46	USD	165,000	178,240
PacifiCorp
3.300%, due 03/15/51	USD	310,000	328,124
Philip Morris International,Inc.
4.125%, due 03/04/43	USD	65,000	72,747
Physicians Realty LP
2.625%, due 11/01/31	USD	190,000	189,706
PulteGroup,Inc.
5.000%, due 01/15/27	USD	500,000	573,935
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	24,015
Regeneron Pharmaceuticals,Inc.
2.800%, due 09/15/50	USD	190,000	179,106
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	USD	1,345,000	1,525,151
San Diego Gas& Electric Co.,
Series UUU,
3.320%, due 04/15/50	USD	80,000	85,515
Schlumberger Holdings Corp.
3.750%, due 05/01/24[2]	USD	190,000	201,465
3.900%, due 05/17/28[2]	USD	585,000	640,717
Sirius XM Radio,Inc.
5.500%, due 07/01/29[2]	USD	225,000	242,719
Southern California Edison Co.,
Series C,
4.125%, due 03/01/48	USD	100,000	112,688
Southern Co. Gas Capital Corp.,
Series 20-A,
1.750%, due 01/15/31	USD	220,000	207,007
Southwestern Electric Power Co.,
Series J,
3.900%, due 04/01/45	USD	55,000	61,361
State Street Corp.
(fixed, converts to FRN on 03/30/22),
2.825%, due 03/30/23	USD	325,000	328,156

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Sysco Corp.
3.300%, due 02/15/50	USD	144,000	150,215
5.950%, due 04/01/30	USD	17,000	21,516
T-Mobile USA, Inc.
2.250%, due 11/15/31[5]	USD	365,000	352,206
3.000%, due 02/15/41	USD	235,000	226,124
3.750%, due 04/15/27	USD	1,070,000	1,160,939
3.875%, due 04/15/30	USD	400,000	437,361
4.750%, due 02/01/28	USD	295,000	311,225
Tenet Healthcare Corp.
4.875%, due 01/01/26[2]	USD	110,000	112,750
UDR, Inc.
3.000%, due 08/15/31	USD	210,000	218,333
3.200%, due 01/15/30	USD	330,000	352,124
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	60,272
Union Pacific Corp.
3.550%, due 08/15/39	USD	85,000	94,992
UnitedHealth Group, Inc.
3.050%, due 05/15/41	USD	170,000	177,119
Verizon Communications, Inc.
2.550%, due 03/21/31	USD	640,000	644,991
2.850%, due 09/03/41	USD	90,000	88,002
2.875%, due 11/20/50	USD	260,000	247,737
2.987%, due 10/30/56	USD	56,000	53,170
3.400%, due 03/22/41	USD	45,000	47,205
ViacomCBS, Inc.
4.200%, due 05/19/32	USD	85,000	96,745
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]	USD	350,000	363,940
VMware, Inc.
1.800%, due 08/15/28	USD	245,000	238,824
2.200%, due 08/15/31	USD	315,000	306,538
Wells Fargo & Co.
(fixed, converts to FRN on 04/30/25),
2.188%, due 04/30/26	USD	960,000	981,102
Welltower, Inc.
2.050%, due 01/15/29	USD	465,000	457,618
WP Carey, Inc.
2.400%, due 02/01/31	USD	130,000	128,263
2.450%, due 02/01/32	USD	150,000	148,249

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Zoetis, Inc.
2.000%, due 05/15/30	USD	970,000	951,777
			54,558,977
Total corporate bonds (cost—$109,750,129)			111,682,008

Mortgage-backed securities—5.1%
Spain—0.6%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[3,4]	EUR	862,837	994,856
Fondo de Titulizacion de Activos Santander Hipotecario,
Series 2, Class A,
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[3,4]	EUR	618,768	714,334
			1,709,190
United Kingdom—1.5%
Finsbury Square PLC,
Series 2020-1A, Class A,
SONIA + 0.800%,
0.850%, due 03/16/70[2,3]	GBP	407,291	559,486
Series 2020-2A, Class A,
SONIA + 1.300%,
1.350%, due 06/16/70[2,3]	GBP	278,750	385,394
Gemgarto PLC,
Series 2021-1A, Class A,
SONIO/N + 0.590%,
0.640%, due 12/16/67[2,3]	GBP	571,620	786,032
Gosforth Funding PLC,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.450%,
0.579%, due 08/25/60[2,3]	USD	186,651	186,811
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A,
SONIA + 0.570%,
0.620%, due 12/22/69[2,3]	GBP	522,750	719,208
Silverstone Master Issuer PLC,
Series 2018-1A, Class 1A,
3 mo. USD LIBOR + 0.390%,
0.520%, due 01/21/70[2,3]	USD	728,000	728,644

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(continued)
United Kingdom—(concluded)
Series 2020-1A, Class 1A,
SONIA + 0.470%,
0.520%, due 01/21/70[2,3]	GBP	900,000	1,235,812
			4,601,387
United States—3.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[2,7]	USD	221,460	222,259
BANK,
Series 2019-BN16, Class C,
4.786%, due 02/15/52[7]	USD	250,000	275,401
Series 2019-BN19, Class A3,
3.183%, due 08/15/61	USD	870,000	934,880
Series 2019-BN24, Class A3,
2.960%, due 11/15/62	USD	440,000	466,745
BX Trust,
Series 2021-LBA, Class AJV,
1 mo. USD LIBOR + 0.800%,
0.891%, due 02/15/36[2,3]	USD	761,148	759,459
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class C,
4.391%, due 11/15/50[7]	USD	360,000	388,905
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B,
4.574%, due 09/10/58[7]	USD	470,000	506,592
COMM Mortgage Trust,
Series 2014-UBS4, Class A5,
3.694%, due 08/10/47	USD	810,000	855,965
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C,
4.922%, due 01/15/49[7]	USD	320,000	336,241
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1,
2.339%, due 01/25/60[2,7]	USD	675,681	676,736
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	USD	1,008,937	1,054,351
Series 2017-GS6, Class C,
4.322%, due 05/10/50[7]	USD	350,000	374,567
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class C,
4.163%, due 10/15/50[7]	USD	280,000	300,248

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Morgan Stanley Capital I Trust,
Series 2020-L4, Class C,
3.536%, due 02/15/53[7]	USD	770,000	792,036
OBX Trust,
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
0.839%, due 02/25/60[2,3]	USD	193,669	193,678
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[2,7]	USD	183,806	184,970
UBS Commercial Mortgage Trust,
Series 2018-C11, Class B,
4.713%, due 06/15/51[7]	USD	440,000	486,093
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[2,8]	USD	248,211	250,682
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class C,
3.910%, due 05/15/45[7]	USD	300,000	302,562
			9,362,370
Total mortgage-backed securities (cost—$15,385,255)			15,672,947

Non-U.S. government agency obligations—39.8%
Australia—1.8%
Australia Government Bond,
Series 150,
3.000%, due 03/21/47[4]	AUD	3,300,000	2,579,328
Series 162,
1.750%, due 06/21/51[4]	AUD	3,930,000	2,340,683
Queensland Treasury Corp.
1.750%, due 08/21/31[2,4]	AUD	690,000	490,171
			5,410,182
Bermuda—0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[2]	USD	910,000	1,048,377

Canada—1.7%
Hydro-Quebec,
Series 19,
6.500%, due 02/15/35	CAD	750,000	878,816

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Canada—(concluded)
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	248,031
Province of Ontario Canada
2.700%, due 06/02/29	CAD	1,672,000	1,409,238
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,441,856
5.000%, due 12/01/41	CAD	1,100,000	1,211,549
			5,189,490
China—2.8%
China Government Bond
3.160%, due 06/27/23[4]	CNY	4,500,000	711,086
3.380%, due 11/21/24[4]	CNY	8,000,000	1,281,912
3.480%, due 06/29/27[4]	CNY	13,000,000	2,124,190
4.100%, due 12/04/22[4]	CNY	2,000,000	317,989
4.290%, due 05/22/29[4]	CNY	17,000,000	2,949,181
4.500%, due 05/22/34[4]	CNY	6,000,000	1,097,565
			8,481,923
Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,658,222

Egypt—0.2%
Egypt Government International Bond
3.875%, due 02/16/26[2]	USD	600,000	558,000

France—6.5%
French Republic Government Bond OAT
0.010%, due 03/25/23[4]	EUR	17,225,000	20,083,277

Germany—11.8%
Bundesrepublik Deutschland Bundesanleihe
0.010%, due 02/15/30[4]	EUR	6,920,000	8,133,079
0.010%, due 08/15/30[4]	EUR	14,300,000	16,776,479
0.010%, due 02/15/31[4]	EUR	1,550,000	1,813,337
0.010%, due 08/15/31[4]	EUR	3,800,000	4,433,345
0.010%, due 08/15/50[4]	EUR	4,000,000	4,461,216

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Germany—(concluded)
State of North Rhine-Westphalia Germany
2.150%, due 03/21/19[4]	EUR	400,000	788,679
			36,406,135
Italy—3.3%
Italy Buoni Poliennali Del Tesoro
0.010%, due 04/15/24[4]	EUR	5,250,000	6,065,358
0.500%, due 02/01/26[4]	EUR	1,550,000	1,801,834
1.800%, due 03/01/41[2,4]	EUR	1,160,000	1,366,369
5.000%, due 09/01/40[2,4]	EUR	550,000	982,946
			10,216,507
Japan—6.6%
Japan Government Forty Year Bond,
Series 4,
2.200%, due 03/20/51	JPY	181,850,000	2,246,675
Japan Government Ten Year Bond,
Series 358,
0.100%, due 03/20/30	JPY	276,150,000	2,440,393
Japan Government Thirty Year Bond,
Series 25,
1.700%, due 06/20/44	JPY	37,500,000	410,804
Series 43,
2.300%, due 12/20/36	JPY	269,400,000	3,056,422
Japan Government Twenty Year Bond,
Series 160,
0.300%, due 12/20/39	JPY	528,700,000	4,539,746
Series 171,
0.700%, due 03/20/37	JPY	253,150,000	2,347,615
Japan Government Two Year Bond,
Series 429,
0.005%, due 10/01/23	JPY	610,350,000	5,366,582
			20,408,237
Morocco—0.2%
Morocco Government International Bond
2.375%, due 12/15/27[2]	USD	340,000	332,881
3.000%, due 12/15/32[2]	USD	267,000	253,066
			585,947
Paraguay—0.2%
Paraguay Government International Bond
5.400%, due 03/30/50[4]	USD	600,000	677,175

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(concluded)
Philippines—0.2%
Philippine Government International Bond
0.250%, due 04/28/25	EUR	391,000	448,606

Saudi Arabia—0.4%
Saudi Government International Bond
0.010%, due 03/03/24[2]	EUR	1,088,000	1,254,584

Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[4]	USD	510,000	558,705

South Korea—1.7%
Korea Treasury Bond,
Series 2409,
3.000%, due 09/10/24	KRW	5,964,350,000	5,213,699

United Kingdom—1.4%
United Kingdom Gilt
0.625%, due 10/22/50[4]	GBP	3,630,000	4,349,749
Total non-U.S. government agency obligations (cost—$125,902,100)			122,548,815

U.S. government agency obligations—0.6%
United States—0.6%
FNMA
3.500%, due 05/01/58 (cost—$1,879,831)	USD	1,757,044	1,932,032

U.S. Treasury obligations—12.0%
United States—12.0%
U.S. Treasury Bonds
1.375%, due 08/15/50	USD	100,000	87,199
1.625%, due 11/15/50	USD	1,041,000	965,528
2.000%, due 08/15/51	USD	8,500,000	8,620,859
2.375%, due 05/15/51	USD	1,740,000	1,912,369

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)		Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
U.S. Treasury Notes
0.125%, due 01/31/23	USD	25,370,000	25,325,404
Total U.S. Treasury obligations (cost—$36,874,743)			36,911,359

	Number of shares
Short-term investments—2.5%
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[9] (cost—$7,654,222)	7,654,222	7,654,222

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[9] (cost—$445,200)	445,200	445,200
Total investments (cost—$301,316,059)[10]—97.4%		300,195,230
Other assets in excess of liabilities—2.6%		8,123,797
Net assets—100.0%		$308,319,027

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
9	EUR	German Euro Buxl 30 Year Futures	December 2021	2,186,515	2,174,228	(12,287)
127	EUR	German Euro Schatz Futures	December 2021	16,473,931	16,437,070	(36,861)
35	GBP	United Kingdom Long Gilt Bond Futures	December 2021	5,943,668	5,983,577	39,909
14	JPY	Japanese 10 Year Bond Futures	December 2021	18,629,241	18,587,234	(42,007)
U.S. Treasury futures buy contracts:
3	USD	U.S. Long Bond Futures	December 2021	480,755	482,531	1,776
17	USD	U.S. Treasury Note 2 Year Futures	December 2021	3,736,139	3,727,250	(8,889)
Total				47,450,249	47,391,890	(58,359)
Interest rate futures sell contracts:
17	AUD	Australian 10 Year Bond Futures	December 2021	(1,841,893)	(1,724,514)	117,379
12	CAD	Canada Government Bond 10 Year Futures	December 2021	(1,423,181)	(1,366,677)	56,504
85	EUR	German Euro BOBL Futures	December 2021	(13,180,933)	(13,143,256)	37,677
17	EUR	German Euro Bund Futures	December 2021	(3,319,514)	(3,303,894)	15,620
83	EUR	Italian Government Bond Futures	December 2021	(14,464,292)	(14,225,249)	239,043
U.S. Treasury futures sell contracts:
89	USD	U.S. Treasury Note 10 Year Futures	December 2021	(11,831,567)	(11,632,578)	198,989
209	USD	U.S. Treasury Note 5 Year Futures	December 2021	(25,819,635)	(25,445,750)	373,885
3	USD	U.S. Ultra Bond Futures	December 2021	(579,837)	(589,218)	(9,381)
271	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(39,516,394)	(39,303,469)	212,925
Total				(111,977,246)	(110,734,605)	1,242,641
Net unrealized appreciation (depreciation)						1,184,282

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	CZK	8,498,439	EUR	333,324	11/22/21	3,091
BB	DKK	26,776,767	USD	4,182,487	11/22/21	19,696
BB	EUR	438,015	CZK	11,274,079	11/22/21	727
BB	GBP	1,120,248	EUR	1,330,750	11/22/21	5,807
BB	GBP	2,111,701	USD	2,901,924	11/22/21	11,914
BB	MXN	15,697,200	USD	771,968	11/22/21	11,770
BB	PLN	1,536,325	EUR	333,324	11/22/21	547
BB	SEK	10,149,170	EUR	1,003,088	11/22/21	(21,948)
BB	SEK	15,308,070	USD	1,778,066	11/22/21	(4,706)
BB	USD	1,157,950	CAD	1,425,907	11/22/21	(5,811)
BB	USD	386,120	TRY	3,703,852	11/22/21	(4,689)
BNP	CHF	3,914,907	USD	4,257,606	11/22/21	(20,395)
BNP	CNY	1,176,153	JPY	20,913,281	11/22/21	(6)
BNP	EUR	11,278,493	USD	13,168,062	11/22/21	125,061
BNP	GBP	556,974	EUR	659,176	11/22/21	46
BNP	GBP	554,165	USD	760,816	11/22/21	2,403
BNP	ILS	2,464,929	USD	771,968	11/22/21	(7,060)
BNP	USD	1,831,349	AUD	2,469,910	11/22/21	26,791
BNP	USD	9,472,275	CAD	11,725,426	11/22/21	1,923
BNP	USD	6,183,451	CNY	39,498,585	11/22/21	(20,292)
BNP	USD	7,360,470	CNY	47,475,255	11/22/21	47,327
BNP	USD	1,791,951	CZK	39,222,342	11/22/21	(27,170)
BNP	USD	5,010,895	EUR	4,328,807	11/22/21	(4,850)
BNP	USD	605,612	HUF	187,853,093	11/22/21	(2,635)
BNP	USD	670,486	SGD	903,691	11/22/21	(399)
BNP	USD	972,905	THB	32,269,800	11/22/21	(595)
BNP	USD	386,466	TRY	3,819,865	11/22/21	6,912
BOA	CAD	192,292	USD	155,971	11/22/21	598
BOA	JPY	175,377,783	USD	1,546,865	11/22/21	7,918
CITI	CAD	2,892,834	USD	2,319,240	11/22/21	(18,184)
CITI	EUR	999,124	AUD	1,571,712	11/22/21	26,980
CITI	EUR	2,953,570	CHF	3,156,451	11/22/21	33,548
CITI	EUR	999,820	SEK	10,001,499	11/22/21	8,530
CITI	EUR	33,487,610	USD	38,915,683	11/22/21	188,970
CITI	GBP	848,291	AUD	1,572,469	11/22/21	22,040
CITI	JPY	131,016,346	CHF	1,072,476	11/22/21	22,271
CITI	MXN	7,823,731	USD	386,161	11/22/21	7,266
CITI	NZD	3,632,614	USD	2,549,149	11/22/21	(53,290)
CITI	TRY	10,684,041	USD	1,130,591	11/22/21	30,325

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	USD	1,159,397	CHF	1,064,657	11/22/21	4,003
CITI	USD	2,309,154	EUR	1,993,873	11/22/21	(3,342)
CITI	USD	29,599,731	JPY	3,354,486,299	11/22/21	(163,974)
CITI	USD	383,631	MXN	8,000,579	11/22/21	3,829
CITI	USD	378,572	NOK	3,187,922	11/22/21	(1,256)
CITI	USD	3,085,879	NZD	4,435,366	11/22/21	91,658
CITI	USD	206,014	RON	879,956	11/22/21	(733)
CITI	USD	379,716	ZAR	5,617,617	11/22/21	(12,829)
CITI	ZAR	5,759,344	USD	385,236	11/22/21	9,093
GSI	AUD	1,591,188	EUR	1,004,253	11/22/21	(35,700)
GSI	CHF	2,126,076	EUR	1,997,503	11/22/21	(13,252)
GSI	EUR	2,003,014	CHF	2,135,751	11/22/21	17,450
GSI	EUR	332,917	CNY	2,472,155	11/22/21	741
GSI	EUR	999,828	SEK	10,019,725	11/22/21	10,643
GSI	EUR	2,003,014	USD	2,332,050	11/22/21	15,666
GSI	JPY	262,076,213	EUR	2,004,918	11/22/21	18,856
GSI	JPY	132,756,741	GBP	847,625	11/22/21	(4,912)
GSI	NZD	5,002,676	USD	3,468,170	11/22/21	(115,793)
GSI	USD	3,486,219	EUR	3,007,268	11/22/21	(8,466)
GSI	USD	1,364,505	ILS	4,393,947	11/22/21	24,179

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	USD	1,502,036	MXN	31,085,188	11/22/21	3,385
GSI	USD	3,495,710	NZD	4,989,666	11/22/21	78,933
HSBC	AUD	3,116,616	EUR	1,996,705	11/22/21	(35,577)
HSBC	AUD	3,115,425	GBP	1,688,394	11/22/21	(33,083)
HSBC	EUR	999,670	SEK	9,995,620	11/22/21	8,019
HSBC	EUR	7,928,542	USD	9,227,210	11/22/21	58,255
HSBC	JPY	351,454,038	EUR	2,663,337	11/22/21	(4,010)
HSBC	USD	1,161,348	CAD	1,437,028	11/22/21	(222)
HSBC	USD	6,179,194	EUR	5,326,674	11/22/21	(19,167)
RBC	EUR	98,776	USD	114,305	11/22/21	75
RBC	JPY	168,264,376	USD	1,479,652	11/22/21	3,125
RBC	USD	219,686	AUD	301,489	11/22/21	7,128
RBC	USD	2,038,394	EUR	1,748,737	11/22/21	(16,069)
RBC	USD	181,940	GBP	132,260	11/22/21	(934)
RBC	USD	815,106	GBP	597,697	11/22/21	2,884
SCB	GBP	209,556	USD	285,473	11/22/21	(1,319)
SCB	USD	864,295	EUR	747,209	11/22/21	(186)
SCB	USD	178,625	EUR	154,596	11/22/21	158
SCB	USD	3,088,956	JPY	352,225,500	11/22/21	1,837
SSC	EUR	156,901	USD	181,914	11/22/21	466
SSC	USD	187,413	CNY	1,214,471	11/22/21	2,087
SSC	USD	204,693	EUR	176,932	11/22/21	(81)
SSC	USD	1,848,230	PLN	7,278,318	11/22/21	(24,652)
SSC	USD	385,984	SGD	521,086	11/22/21	401
Net unrealized appreciation (depreciation)						287,745

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	3,348,647	—	3,348,647
Corporate bonds	—	111,682,008	—	111,682,008
Mortgage-backed securities	—	15,672,947	—	15,672,947
Non-U.S. government agency obligations	—	122,548,815	—	122,548,815
U.S. government agency obligations	—	1,932,032	—	1,932,032
U.S. Treasury obligations	—	36,911,359	—	36,911,359
Short-term investments	—	7,654,222	—	7,654,222
Investment of cash collateral from securities loaned	—	445,200	—	445,200
Futures contracts	1,293,707	—	—	1,293,707
Forward foreign currency contracts	—	975,332	—	975,332
Total	1,293,707	301,170,562	—	302,464,269

Liabilities
Futures contracts	(109,425)	—	—	(109,425)
Forward foreign currency contracts	—	(687,587)	—	(687,587)
Total	(109,425)	(687,587)	—	(797,012)

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,674,910, represented 11.2% of the Portfolio's net assets at period end.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Security, or portion thereof, was on loan at the period end.

6	Perpetual investment. Date shown reflects the next call date.

7	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9	Rates shown reflect yield at October 31, 2021.

10	Includes $787,485 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $445,200 and non-cash collateral of $361,851.

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—95.6%
Advertising—0.4%
Clear Channel International BV
6.625%, due 08/01/25[1,2]		200,000	208,000
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29[2]		125,000	127,859
7.750%, due 04/15/28[2]		250,000	258,864
Lamar Media Corp.
3.750%, due 02/15/28		25,000	25,270
4.000%, due 02/15/30		100,000	101,524
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		75,000	73,500
4.625%, due 03/15/30[2]		25,000	24,993
5.000%, due 08/15/27[2]		225,000	229,500
			1,049,510
Aerospace & defense—1.1%
Bombardier, Inc.
7.500%, due 12/01/24[2]		325,000	338,406
7.500%, due 03/15/25[2]		50,000	51,313
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	76,106
Egmv13793
10.000%, due 04/19/26[3,4]	EUR	89,572	5,177
Howmet Aerospace, Inc.
5.125%, due 10/01/24		50,000	54,813
5.950%, due 02/01/37		300,000	360,996
Rolls-Royce PLC
1.625%, due 05/09/28[5]	EUR	250,000	278,669
Spirit AeroSystems, Inc.
4.600%, due 06/15/28[6]		100,000	98,725
5.500%, due 01/15/25[2]		75,000	78,094
7.500%, due 04/15/25[2]		150,000	158,362
TransDigm, Inc.
4.625%, due 01/15/29		225,000	223,594
4.875%, due 05/01/29		175,000	175,513
5.500%, due 11/15/27		725,000	742,219
7.500%, due 03/15/27		150,000	157,312
Triumph Group, Inc.
6.250%, due 09/15/24[2]		50,000	49,923
7.750%, due 08/15/25[6]		125,000	127,087

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
8.875%, due 06/01/24[2]		60,000	66,091
			3,042,400
Agriculture—0.6%
Amaggi Luxembourg International Sarl
5.250%, due 01/28/28[2]		300,000	300,244
Camposol SA
6.000%, due 02/03/27[2]		300,000	311,400
Cooke Omega Investments, Inc./Alpha Vessel Co Holdings, Inc.
8.500%, due 12/15/22[2]		175,000	178,063
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	77,719
MHP Lux SA
6.250%, due 09/19/29[5,6]		500,000	507,906
Turning Point Brands, Inc.
5.625%, due 02/15/26[2]		75,000	76,031
Vector Group Ltd.
5.750%, due 02/01/29[2]		100,000	99,500
			1,550,863
Airlines—1.4%
Air France-KLM
1.875%, due 01/16/25[5]	EUR	200,000	216,086
3.875%, due 07/01/26[5]	EUR	400,000	452,574
American Airlines, Inc.
11.750%, due 07/15/25[2]		325,000	402,594
American Airlines, Inc./Advantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		100,000	104,900
5.750%, due 04/20/29[2]		125,000	134,531
Delta Air Lines, Inc.
3.625%, due 03/15/22		50,000	50,379
7.000%, due 05/01/25[2]		44,000	51,346
7.375%, due 01/15/26		75,000	88,208
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, due 10/20/25[2]		100,000	106,707
4.750%, due 10/20/28[2]		25,000	27,761
Gol Finance SA
7.000%, due 01/31/25[5]		530,000	479,087
Hawaiianmiles Loyalty, Ltd.
5.750%, due 01/20/26[2]		125,000	131,250
International Consolidated Airlines Group SA
1.500%, due 07/04/27[5]	EUR	500,000	525,315

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[2]		25,000	27,209
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, due 09/20/25[2]		75,000	83,950
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[5]	EUR	400,000	374,973
5.625%, due 12/02/24[2]	EUR	200,000	187,486
United Airlines Holdings, Inc.
5.000%, due 02/01/24[6]		25,000	25,969
United Airlines Pass-Through Trust,
Series 2020-1, Class A,
5.875%, due 10/15/27		45,165	50,529
United Airlines, Inc.
4.375%, due 04/15/26[2]		100,000	103,447
4.625%, due 04/15/29[2]		125,000	128,873
			3,753,174
Apparel—0.2%
Crocs, Inc.
4.125%, due 08/15/31[2]		50,000	50,313
IM Group SAS
6.625%, due 03/01/25[5]	EUR	175,000	207,357
Takko Luxembourg 2 SCA
5.375%, due 11/15/23[5]	EUR	275,000	306,971
			564,641

Auto manufacturers—1.9%
Ford Motor Co.
5.291%, due 12/08/46		100,000	114,739
8.500%, due 04/21/23		600,000	657,900
9.000%, due 04/22/25		300,000	360,750
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	275,000	327,922
2.700%, due 08/10/26		200,000	199,768
3.250%, due 09/15/25	EUR	150,000	184,922
3.375%, due 11/13/25		200,000	205,500
3.815%, due 11/02/27		200,000	207,500
4.000%, due 11/13/30		200,000	208,750
4.063%, due 11/01/24		200,000	209,740
4.134%, due 08/04/25		200,000	211,250
5.113%, due 05/03/29		600,000	666,750
5.125%, due 06/16/25		200,000	217,000

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Jaguar Land Rover Automotive PLC
5.500%, due 07/15/29[2]		200,000	193,625
5.875%, due 01/15/28[2]		200,000	199,500
6.875%, due 11/15/26[5]	EUR	225,000	289,697
7.750%, due 10/15/25[2]		200,000	215,500
Mclaren Finance PLC
7.500%, due 08/01/26[2]		200,000	199,500
TML Holdings Pte Ltd.
5.500%, due 06/03/24[5]		200,000	208,750
			5,079,063
Auto parts & equipment—2.3%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[5]	EUR	275,000	321,476
Adient U.S. LLC
9.000%, due 04/15/25[2]		125,000	133,750
Adler Pelzer Holding GmbH
4.125%, due 04/01/24[5]	EUR	450,000	477,283
Clarios Global LP
6.750%, due 05/15/25[2]		67,000	70,593
Clarios Global LP/Clarios U.S. Finance Co.
8.500%, due 05/15/27[2]		325,000	345,238
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]		125,000	100,250
13.000%, due 06/01/24[2]		100,000	108,500
Dana Financing Luxembourg Sarl
3.000%, due 07/15/29[2]	EUR	225,000	261,400
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		125,000	130,000
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		300,000	295,875
Faurecia SE
3.125%, due 06/15/26[5]	EUR	150,000	176,589
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26		75,000	76,781
5.000%, due 07/15/29[2]		125,000	131,875
5.250%, due 07/15/31[2]		125,000	133,025
9.500%, due 05/31/25		500,000	544,940
IHO Verwaltungs GmbH
3.625% Cash or 4.375% PIK,
3.625%, due 05/15/25[5,7]	EUR	100,000	117,334

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
3.750% Cash or 4.500% PIK,
3.750%, due 09/15/26[5,7]	EUR	100,000	117,487
3.875% Cash or 4.625% PIK,
3.875%, due 05/15/27[5,7]	EUR	425,000	503,047
Nemak SAB de CV
2.250%, due 07/20/28[2]	EUR	125,000	139,081
2.250%, due 07/20/28[5]	EUR	325,000	361,611
3.625%, due 06/28/31[2]		400,000	372,325
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29[2]		25,000	25,688
Schaeffler AG
3.375%, due 10/12/28[5]	EUR	200,000	255,211
Standard Profil Automotive GmbH
6.250%, due 04/30/26[5,6]	EUR	100,000	95,717
6.250%, due 04/30/26[2]	EUR	300,000	287,150
Tenneco, Inc.
5.000%, due 07/15/26[6]		250,000	243,813
5.125%, due 04/15/29[2]		125,000	123,906
7.875%, due 01/15/29[2]		250,000	273,437
Titan International, Inc.
7.000%, due 04/30/28[2]		75,000	76,969
			6,300,351
Banks—2.7%
Akbank T.A.S.
5.000%, due 10/24/22[5]		550,000	559,900
Banca Monte dei Paschi di Siena SpA
1.875%, due 01/09/26[5]	EUR	100,000	114,113
(fixed, converts to FRN on 01/18/23),
5.375%, due 01/18/28[5,6]	EUR	125,000	104,762
Banco de Bogota SA
5.375%, due 02/19/23[2]		250,000	258,600
6.250%, due 05/12/26[5]		500,000	545,000
Banco do Brasil SA
5.875%, due 01/26/22[2]		450,000	452,756
Banco Industrial SA
(fixed, converts to FRN on 01/29/26),
4.875%, due 01/29/31[2]		150,000	149,934
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[5]		200,000	203,100

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.,
Series DD,
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[6,8]		175,000	202,212
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[8]		75,000	79,219
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[8]	GBP	200,000	301,984
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[8]		400,000	446,000
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[5,8]	EUR	400,000	514,933
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[6,8]		75,000	77,625
Series T,
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[8]		125,000	143,900
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[8]		200,000	202,750
Goldman Sachs Group, Inc.,
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[8]		75,000	78,938
HDFC Bank Ltd.
(fixed, converts to FRN on 02/25/27),
3.700%, due 08/25/26[5,8]		200,000	198,500
Intesa Sanpaolo SpA
3.928%, due 09/15/26[5,6]	EUR	500,000	640,422
Inversiones Atlantida SA
7.500%, due 05/19/26[2]		200,000	206,537
Itau Unibanco Holding SA
2.900%, due 01/24/23[5]		400,000	403,000
JPMorgan Chase & Co.,
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[8]		75,000	76,715
Series S,
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[8]		200,000	218,608

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Series U,
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[8]		150,000	160,005
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]		250,000	267,391
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[5]	EUR	400,000	464,791
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[5]	EUR	325,000	381,858
			7,453,553
Beverages—0.4%
Central American Bottling Corp.
5.750%, due 01/31/27[5]		200,000	206,787
5.750%, due 01/31/27[2]		400,000	413,575
Coca-Cola Icecek AS
4.215%, due 09/19/24[5]		200,000	207,350
Primo Water Holdings, Inc.
4.375%, due 04/30/29[2]		125,000	123,884
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	99,829
			1,051,425
Biotechnology—0.1%
Grifols Escrow Issuer SA
3.875%, due 10/15/28[2]	EUR	125,000	144,695
4.750%, due 10/15/28[2]		200,000	203,000
			347,695
Building materials—2.0%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		125,000	125,992
5.000%, due 03/01/30[2]		100,000	105,625
6.750%, due 06/01/27[2]		201,000	211,804
Cemex SAB de CV
3.875%, due 07/11/31[2]		500,000	499,650
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,8]		200,000	206,405
5.200%, due 09/17/30[2]		200,000	216,035
5.450%, due 11/19/29[5]		200,000	216,015
5.450%, due 11/19/29[2]		200,000	216,015

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
Compact Bidco BV
5.750%, due 05/01/26[2]	EUR	200,000	212,646
5.750%, due 05/01/26[5]	EUR	100,000	106,323
CP Atlas Buyer, Inc.
7.000%, due 12/01/28[2]		100,000	96,750
GCC SAB de CV
5.250%, due 06/23/24[5]		500,000	511,031
Griffon Corp.
5.750%, due 03/01/28		250,000	261,250
James Hardie International Finance DAC
3.625%, due 10/01/26[5]	EUR	225,000	264,001
3.625%, due 10/01/26[2]	EUR	150,000	176,001
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		125,000	126,094
6.250%, due 05/15/25[2]		100,000	105,375
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		125,000	126,110
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28[2]		150,000	160,875
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		125,000	124,063
7.500%, due 10/15/27[2]		125,000	133,906
PGT Innovations, Inc.
4.375%, due 10/01/29[2]		75,000	74,344
SRM Escrow Issuer LLC
6.000%, due 11/01/28[2]		275,000	286,000
Standard Industries, Inc.
2.250%, due 11/21/26[5]	EUR	225,000	251,606
2.250%, due 11/21/26[2]	EUR	275,000	307,518
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	104,750
6.500%, due 03/15/27[2]		50,000	52,250
Victors Merger Corp.
6.375%, due 05/15/29[2]		100,000	94,000
West China Cement Ltd.
4.950%, due 07/08/26[5]		200,000	193,790
			5,566,224
Chemicals—2.8%
Braskem Netherlands Finance BV
(fixed, converts to FRN on 01/23/26),
8.500%, due 01/23/81[2]		250,000	279,109
(fixed, converts to FRN on 01/23/26),
8.500%, due 01/23/81[5]		300,000	334,931

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	450,000	508,365
Cornerstone Chemical Co.
6.750%, due 08/15/24[2,6]		125,000	112,500
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125%, due 06/15/28[2]		25,000	25,875
Diamond BC BV
4.625%, due 10/01/29[2]		50,000	50,350
INEOS Finance PLC
3.375%, due 03/31/26[5]	EUR	300,000	353,736
3.375%, due 03/31/26[2]	EUR	100,000	117,912
INEOS Quattro Finance 1 PLC
3.750%, due 07/15/26[2]	EUR	100,000	116,611
INEOS Quattro Finance 2 PLC
2.500%, due 01/15/26[5]	EUR	225,000	259,316
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		150,000	162,000
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,7]		125,000	126,875
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29[2]		50,000	50,040
Methanex Corp.
5.125%, due 10/15/27		75,000	79,125
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	102,994
Nobian Finance BV
3.625%, due 07/15/26[2]	EUR	300,000	335,529
NOVA Chemicals Corp.
4.250%, due 05/15/29[2,6]		50,000	49,350
5.000%, due 05/01/25[2]		50,000	52,688
5.250%, due 06/01/27[2]		150,000	157,871
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.750%, due 04/30/26[2]		50,000	51,094
OCI NV
4.625%, due 10/15/25[2]		179,000	186,160
OCP SA
3.750%, due 06/23/31[2]		200,000	196,000
6.875%, due 04/25/44[5]		500,000	599,000
Olin Corp.
5.000%, due 02/01/30		75,000	79,125
5.625%, due 08/01/29		250,000	273,057

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
9.500%, due 06/01/25[2]		150,000	184,312
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		100,000	99,428
Sasol Financing USA LLC
5.500%, due 03/18/31		300,000	307,500
5.875%, due 03/27/24		300,000	315,975
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		150,000	146,625
6.625%, due 05/01/29[2,6]		175,000	164,719
SCIL IV LLC / SCIL USA Holdings LLC
3 mo. Euribor + 4.375%,
3.818%, due 11/01/26[2,9,10]	EUR	100,000	116,201
4.375%, due 11/01/26[2,9]	EUR	100,000	116,028
5.375%, due 11/01/26[2,9]		200,000	201,626
TPC Group, Inc.
10.500%, due 08/01/24[2]		225,000	204,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		165,000	165,462
5.375%, due 09/01/25[2]		250,000	255,032
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	171,558
6.500%, due 05/01/25[2]		75,000	78,844
Unifrax Escrow Issuer Corp.
5.250%, due 09/30/28[2]		25,000	24,938
7.500%, due 09/30/29[2]		50,000	49,688
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		150,000	152,363
5.625%, due 08/15/29[2]		250,000	252,187
			7,666,849

Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[3,4,11]		550,000	5,500
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	318,000
Murray Energy Corp.
0.000%, due 04/15/24[2,3,4,11,12]		1,268,693	0
			323,500

Commercial services—3.5%
ADT Security Corp.
4.125%, due 08/01/29[2]		100,000	98,563
4.875%, due 07/15/32[2]		150,000	150,007

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		275,000	277,750
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]		325,000	310,375
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, due 10/15/26[2]	EUR	125,000	145,052
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	196,827
9.750%, due 07/15/27[2]		225,000	241,875
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, due 06/01/28[2]	EUR	250,000	283,099
4.625%, due 06/01/28[2]		200,000	198,190
4.875%, due 06/01/28[2]	GBP	300,000	400,096
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]		50,000	51,125
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		150,000	152,250
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	174,125
APX Group, Inc.
5.750%, due 07/15/29[2]		150,000	148,687
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[5]	EUR	125,000	135,946
1.875%, due 02/01/28[2]	EUR	100,000	108,756
ASGN, Inc.
4.625%, due 05/15/28[2]		150,000	154,875
Autostrade per l'Italia SpA
2.000%, due 12/04/28[5]	EUR	125,000	151,508
2.000%, due 01/15/30[5]	EUR	150,000	181,730
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[2]		75,000	77,813
5.375%, due 03/01/29[2,6]		100,000	105,250
5.750%, due 07/15/27[2]		25,000	26,125
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[2]	EUR	100,000	115,334
6.125%, due 11/30/28[2]	GBP	125,000	171,069
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[2]	EUR	275,000	311,065
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	75,131
EC Finance PLC
3.000%, due 10/15/26[2]	EUR	175,000	204,323

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
eHi Car Services Ltd.
7.000%, due 09/21/26[5]		200,000	183,084
Graham Holdings Co.
5.750%, due 06/01/26[2]		175,000	182,297
HealthEquity, Inc.
4.500%, due 10/01/29[2]		75,000	75,844
Kapla Holding SAS
3.375%, due 12/15/26[5]	EUR	250,000	285,185
La Financiere Atalian SASU
5.125%, due 05/15/25[5]	EUR	325,000	374,214
Metis Merger Sub LLC
6.500%, due 05/15/29[2]		150,000	148,500
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]		325,000	323,190
Modulaire Global Finance PLC
8.000%, due 02/15/23[2]		200,000	203,804
MoneyGram International, Inc.
5.375%, due 08/01/26[2]		100,000	100,250
Nassa Topco AS
2.875%, due 04/06/24[5]	EUR	275,000	324,258
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	126,563
Nexi SpA
1.625%, due 04/30/26[5]	EUR	125,000	143,597
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[2]		75,000	77,980
5.875%, due 10/01/30[2]		50,000	52,340
Paysafe Finance PLC/Paysafe Holdings US Corp.
3.000%, due 06/15/29[2]	EUR	175,000	195,027
4.000%, due 06/15/29[2]		100,000	94,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[2]		50,000	47,895
5.250%, due 04/15/24[2]		75,000	79,781
6.250%, due 01/15/28[2]		75,000	76,875
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	109,390
2.000%, due 03/01/27[5]	EUR	275,000	300,822
RAC Bond Co. PLC
5.250%, due 11/04/27[2,9]	GBP	225,000	304,156
Rent-A-Center, Inc.
6.375%, due 02/15/29[2]		100,000	104,500

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Sabre GLBL, Inc.
7.375%, due 09/01/25[2]		25,000	26,563
9.250%, due 04/15/25[2]		150,000	173,349
Service Corp. International
4.000%, due 05/15/31		125,000	127,813
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[5]	EUR	450,000	509,944
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	132,414
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		75,000	77,531
			9,608,862
Computers—1.1%
Banff Merger Sub, Inc.
8.375%, due 09/01/26[5]	EUR	175,000	210,048
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[2]	EUR	100,000	124,536
9.000%, due 07/15/25[5]	EUR	550,000	684,947
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[6]		50,000	49,938
9.375%, due 07/15/25[2]		100,000	107,750
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]		250,000	209,200
NCR Corp.
5.000%, due 10/01/28[2]		125,000	126,563
5.125%, due 04/15/29[2]		300,000	306,774
5.250%, due 10/01/30[2]		25,000	25,750
5.750%, due 09/01/27[2]		225,000	236,812
6.125%, due 09/01/29[2]		200,000	214,877
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		150,000	152,625
8.250%, due 02/01/28[2]		175,000	185,938
Science Applications International Corp.
4.875%, due 04/01/28[2]		200,000	206,000
Vericast Corp.
11.000%, due 09/15/26[2]		126,250	131,931
			2,973,689
Cosmetics & personal care—0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	171,938

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Cosmetics & personal care—(concluded)
5.500%, due 06/01/28[2]		125,000	130,769
			302,707
Distribution & wholesale—0.3%
Avient Corp.
5.750%, due 05/15/25[2]		150,000	156,750
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	173,250
H&E Equipment Services, Inc.
3.875%, due 12/15/28[2]		25,000	24,813
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	129,844
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		125,000	125,312
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	47,813
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	234,562
			892,344
Diversified financial services—2.7%
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	156,375
Ally Financial, Inc.
8.000%, due 11/01/31		105,000	147,014
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[8]		50,000	51,813
Amigo Luxembourg SA
7.625%, due 01/15/24[5]	GBP	225,000	298,224
Bracken MidCo1 PLC
6.750%, due 11/01/27[2,7,9]	GBP	125,000	170,479
Coinbase Global, Inc.
3.375%, due 10/01/28[2]		25,000	24,125
Credito Real SAB de CV
5.000%, due 02/01/27[5]	EUR	275,000	254,380
doValue S.p.A
3.375%, due 07/31/26[2]	EUR	150,000	174,267
5.000%, due 08/04/25[2]	EUR	325,000	389,488
Enact Holdings, Inc.
6.500%, due 08/15/25[2]		125,000	136,875

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
Garfunkelux Holdco 3 SA
6.750%, due 11/01/25[2]	EUR	225,000	269,151
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,7]		327,679	318,127
International Personal Finance PLC
9.750%, due 11/12/25	EUR	400,000	497,848
Iqera Group SAS
6.500%, due 09/30/24[2]	EUR	100,000	118,808
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		150,000	151,875
Jerrold Finco PLC
5.250%, due 01/15/27[5]	GBP	250,000	348,125
LFS Topco LLC
5.875%, due 10/15/26[2]		75,000	77,156
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	207,500
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[5,7]	EUR	403,886	381,830
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		125,000	125,981
5.500%, due 08/15/28[2]		150,000	153,750
6.000%, due 01/15/27[2]		75,000	78,375
Navient Corp.
5.000%, due 03/15/27		25,000	25,493
5.625%, due 08/01/33		150,000	142,303
6.125%, due 03/25/24		375,000	401,250
6.750%, due 06/25/25		100,000	110,057
6.750%, due 06/15/26		200,000	220,750
OneMain Finance Corp.
5.375%, due 11/15/29		25,000	26,688
6.625%, due 01/15/28		100,000	112,250
7.125%, due 03/15/26		400,000	454,000
8.875%, due 06/01/25		50,000	54,063
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]		125,000	125,603
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	164,937
5.750%, due 09/15/31[2]		75,000	73,781
PRA Group, Inc.
5.000%, due 10/01/29[2]		50,000	49,410

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	75,375
Sherwood Financing PLC
3 mo. Euribor + 4.625%,
1.000%, due 11/15/27[2,9,10]	EUR	100,000	115,600
4.500%, due 11/15/26[2,9]	EUR	100,000	115,022
Shriram Transport Finance Co. Ltd.
5.100%, due 07/16/23[5]		200,000	203,062
SLM Corp.
3.125%, due 11/02/26[9]		175,000	173,469
VistaJet Malta Finance PLC/XO Management Holding, Inc.
10.500%, due 06/01/24[2]		175,000	188,895
World Acceptance Corp.
7.000%, due 11/01/26[2]		100,000	98,500
			7,462,074
Electric—2.5%
AES Andres BV
5.700%, due 05/04/28[2]		400,000	408,575
AES El Salvador Trust II
6.750%, due 03/28/23[5]		450,000	417,741
Calpine Corp.
4.500%, due 02/15/28[2]		175,000	177,277
5.000%, due 02/01/31[2]		75,000	73,508
5.125%, due 03/15/28[2]		300,000	298,500
Capex SA
6.875%, due 05/15/24[5]		200,000	188,912
6.875%, due 05/15/24[2]		225,000	212,527
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	200,287
Clean Renewable Power Mauritius Pte Ltd.
4.250%, due 03/25/27[2]		200,000	202,662
4.250%, due 03/25/27[5]		200,000	202,662
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	49,759
4.750%, due 03/15/28[2]		50,000	52,900
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	115,016
4.125%, due 08/01/25[5]	EUR	325,000	381,012
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	205,500
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[5]		400,000	430,000

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
6.750%, due 08/06/23[5]		410,000	422,889
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[13]		225,000	273,045
GenOn Energy, Inc.
3.000%, due 06/15/17[3,4,11]		75,000	0
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[5]		200,000	171,063
6.750%, due 10/07/31[2]		300,000	302,250
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	50,245
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	372,727
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		275,000	292,531
NRG Energy, Inc.
3.625%, due 02/15/31[2]		75,000	72,994
3.875%, due 02/15/32[2]		50,000	49,000
6.625%, due 01/15/27		46,000	47,638
Pacific Gas and Electric Co.
4.550%, due 07/01/30		50,000	54,466
PG&E Corp.
5.000%, due 07/01/28[6]		75,000	78,000
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24[5,8]		200,000	202,540
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[5]		209,675	234,024
Talen Energy Supply LLC
6.625%, due 01/15/28[2]		50,000	47,250
10.500%, due 01/15/26[2]		75,000	49,588
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		150,000	148,500
5.500%, due 09/01/26[2]		350,000	360,395
			6,845,983
Electrical components & equipment—0.3%
Belden, Inc.
3.875%, due 03/15/28[5]	EUR	250,000	298,809
Energizer Gamma Acquisition BV
3.500%, due 06/30/29[2]	EUR	275,000	307,699

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Electrical components & equipment—(concluded)
Senvion Holding GmbH
3.875%, due 10/25/22[5,12]	EUR	400,000	5,780
WESCO Distribution, Inc.
7.125%, due 06/15/25[2]		125,000	132,500
7.250%, due 06/15/28[2]		150,000	165,436
			910,224
Electronics—0.4%
Brightstar Escrow Corp.
9.750%, due 10/15/25[2]		100,000	106,875
Imola Merger Corp.
4.750%, due 05/15/29[2]		650,000	667,842
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	203,132
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		100,000	99,112
			1,076,961
Energy-Alternate Sources—0.8%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	314,869
Continuum Energy Levanter Pte Ltd.
4.500%, due 02/09/27[2]		198,500	203,028
Cullinan Holdco Scsp
3 mo. Euribor + 4.750%,
1.000%, due 10/15/26[2,10]	EUR	200,000	231,868
4.625%, due 10/15/26[2]	EUR	100,000	116,229
Greenko Solar Mauritius Ltd.
5.550%, due 01/29/25[5]		300,000	305,625
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	213,000
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	314,344
ReNew Power Synthetic
6.670%, due 03/12/24[2]		200,000	208,975
Renewable Energy Group, Inc.
5.875%, due 06/01/28[2]		25,000	26,281
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	129,497

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
5.000%, due 01/31/28[2]		50,000	53,250
			2,116,966
Engineering & construction—0.9%
Aeropuertos Argentina 2000 SA
3.000%, due 08/01/31		172,957	149,608
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[5]		810,000	856,980
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]		275,000	273,281
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	302,258
OHL Operaciones SA
5.100% Cash and 1.500% PIK,
9.750%, due 03/31/26[2,7]	EUR	270,858	284,810
Sarens Finance Co., N.V.
5.750%, due 02/21/27[5]	EUR	338,000	383,843
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	75,656
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	207,000
			2,533,436
Entertainment—3.6%
Affinity Gaming
6.875%, due 12/15/27[2]		150,000	155,505
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		100,000	107,125
AMC Entertainment Holdings, Inc.
10.500%, due 04/24/26[2]		28,000	30,030
10.000% Cash or 12.000% PIK,
12.000%, due 06/15/26[2,7]		399,932	397,932
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[5]	EUR	220,336	248,316
5.125%, due 08/01/24[2]	EUR	269,300	303,497
Boyne USA, Inc.
4.750%, due 05/15/29[2]		100,000	102,250
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		250,000	251,200
8.125%, due 07/01/27[2,6]		275,000	308,014
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[2]		25,000	26,269

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
Cedar Fair LP
5.250%, due 07/15/29		27,000	27,978
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24		75,000	75,563
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28		175,000	187,687
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	77,531
5.500%, due 04/01/27[2]		150,000	155,063
Cinemark USA, Inc.
5.250%, due 07/15/28[2,6]		300,000	292,687
5.875%, due 03/15/26[2,6]		125,000	125,313
Cirsa Finance International SARL
6.250%, due 12/20/23[5]	EUR	297,210	347,611
Codere Finance 2 Luxembourg SA
10.750%, due 09/30/23[5,13]	EUR	98,000	118,726
4.500% Cash and 6.250% PIK,
10.750%, due 11/01/23[5,7]	EUR	360,937	247,008
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]		150,000	155,250
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		50,000	51,188
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]		50,000	51,475
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		325,000	341,250
Inter Media and Communication SpA
4.875%, due 12/31/22[5]	EUR	170,796	195,465
4.875%, due 12/31/22[5]	EUR	256,942	294,054
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	205,500
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[5]	EUR	525,000	497,537
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]		225,000	231,750
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		25,000	24,750
5.625%, due 03/15/26[2]		100,000	103,375
Merlin Entertainments Ltd.
5.750%, due 06/15/26[2]		219,000	226,748
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	126,110

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2]		225,000	233,437
8.000%, due 02/01/26[2]		200,000	206,000
Motion Bondco DAC
4.500%, due 11/15/27[5]	EUR	250,000	274,200
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In
8.500%, due 11/15/27[2]		50,000	53,344
Penn National Gaming, Inc.
4.125%, due 07/01/29[2]		125,000	121,875
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		200,000	203,500
5.875%, due 09/01/31[2]		200,000	204,000
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]		75,000	75,938
Sazka Group AS
3.875%, due 02/15/27[5]	EUR	100,000	115,347
3.875%, due 02/15/27[2]	EUR	200,000	230,694
4.125%, due 11/20/24[5]	EUR	328,000	382,130
Scientific Games International, Inc.
3.375%, due 02/15/26[5]	EUR	275,000	320,761
3.375%, due 02/15/26[2]	EUR	175,000	204,121
7.000%, due 05/15/28[2]		425,000	459,191
7.250%, due 11/15/29[2]		75,000	84,756
8.250%, due 03/15/26[2]		150,000	159,000
8.625%, due 07/01/25[2]		25,000	26,980
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]		200,000	203,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		75,000	75,188
			9,723,969
Environmental control—0.2%
Covanta Holding Corp.
5.000%, due 09/01/30		100,000	99,500
Derichebourg SA
2.250%, due 07/15/28[2]	EUR	100,000	117,669
GFL Environmental, Inc.
4.000%, due 08/01/28[2]		25,000	24,375
Madison IAQ LLC
4.125%, due 06/30/28[2]		50,000	49,741
5.875%, due 06/30/29[2]		150,000	148,875
			440,160

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food—3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		75,000	76,219
4.625%, due 01/15/27[2]		150,000	156,983
5.750%, due 03/15/25		8,000	8,115
Boparan Finance PLC
7.625%, due 11/30/25[2]	GBP	200,000	228,548
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		100,000	93,000
Casino Guichard Perrachon SA
(fixed, converts to FRN on 01/31/24),
3.992%, due 01/31/24[5,8]	EUR	500,000	390,150
Grupo KUO SAB De CV
5.750%, due 07/07/27[5]		750,000	766,875
HJ Heinz Finance UK PLC
6.250%, due 02/18/30	GBP	100,000	173,139
Iceland Bondco PLC
4.375%, due 05/15/28[2]	GBP	150,000	178,596
4.625%, due 03/15/25[5]	GBP	300,000	376,694
Indofood CBP Sukses Makmur Tbk PT
3.541%, due 04/27/32[5]		200,000	199,522
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		125,000	124,375
JBS USA Food Co.
5.750%, due 01/15/28[2]		300,000	312,753
7.000%, due 01/15/26[2]		400,000	416,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[2]		150,000	164,250
Kraft Heinz Foods Co.
4.125%, due 07/01/27[5]	GBP	100,000	150,408
5.000%, due 06/04/42		125,000	154,499
5.200%, due 07/15/45		250,000	317,961
6.500%, due 02/09/40		250,000	356,795
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2,9]		100,000	100,095
4.375%, due 01/31/32[2,9]		100,000	100,148
MARB BondCo PLC
3.950%, due 01/29/31[5]		400,000	378,500

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food—(concluded)
Minerva Luxembourg SA
4.375%, due 03/18/31[2]		250,000	236,812
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]		150,000	152,738
NBM US Holdings, Inc.
7.000%, due 05/14/26[5]		500,000	528,625
Nomad Foods Bondco PLC
2.500%, due 06/24/28[2]	EUR	100,000	114,662
Ocado Group PLC
3.875%, due 10/08/26[2]	GBP	175,000	233,812
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	125,000
5.500%, due 10/15/27[2]		100,000	104,250
Post Holdings, Inc.
4.500%, due 09/15/31[2]		400,000	391,972
Premier Foods Finance PLC
3.500%, due 10/15/26[5]	GBP	275,000	369,141
Quatrim SASU
5.875%, due 01/15/24[5]	EUR	100,000	118,634
Rallye SA,
Series COFP,
5.520%, due 02/01/22[5,12]	EUR	800,000	258,944
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]		250,000	263,125
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	176,750
Ulker Biskuvi Sanayi AS
6.950%, due 10/30/25[2]		250,000	262,234
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		50,000	54,125
US Foods, Inc.
4.750%, due 02/15/29[2]		200,000	202,354
6.250%, due 04/15/25[2]		100,000	104,500
			8,921,303
Food Service—0.1%
Aramark Services, Inc.
6.375%, due 05/01/25[2]		75,000	78,929

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food Service—(concluded)
TKC Holdings, Inc.
10.500%, due 05/15/29[2]		100,000	108,000
			186,929
Forest Products & Paper—0.2%
Appvion, Inc.
9.000%, due 06/01/25[2,3,4,11]		650,000	6,500
Glatfelter Corp.
4.750%, due 11/15/29[2]		50,000	50,937
Mercer International, Inc.
5.125%, due 02/01/29		150,000	149,133
Pearl Merger Sub, Inc.
6.750%, due 10/01/28[2]		100,000	99,250
WEPA Hygieneprodukte GmbH
2.875%, due 12/15/27[5]	EUR	250,000	274,871
			580,691
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25		50,000	54,188
5.750%, due 05/20/27		150,000	167,797
			221,985
Hand & machine tools—0.2%
Norican A/S
4.500%, due 05/15/23[5]	EUR	350,000	390,888
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]		200,000	208,000
			598,888
Healthcare-products—0.3%
Avantor Funding, Inc.
3.875%, due 11/01/29[2]		125,000	124,960
4.625%, due 07/15/28[2]		75,000	77,809
Mozart Debt Merger Sub,Inc.
5.250%, due 10/01/29[2]		325,000	329,875
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[2]		90,000	95,850
7.375%, due 06/01/25[2]		75,000	78,735
			707,229

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Healthcare-services—2.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]		100,000	102,000
5.500%, due 07/01/28[2]		125,000	130,313
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		75,000	75,375
Air Methods Corp.
8.000%, due 05/15/25[2]		200,000	153,000
Cano Health LLC
6.250%, due 10/01/28[2]		100,000	100,572
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[5]	EUR	175,000	202,088
Centene Corp.
2.450%, due 07/15/28		75,000	74,746
2.500%, due 03/01/31		100,000	97,500
3.000%, due 10/15/30		50,000	50,819
4.250%, due 12/15/27		225,000	235,687
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		250,000	250,000
5.625%, due 03/15/27[2]		150,000	156,967
6.000%, due 01/15/29[2]		100,000	105,250
6.125%, due 04/01/30[2]		150,000	147,444
6.625%, due 02/15/25[2]		250,000	260,000
6.875%, due 04/01/28[2,6]		98,000	92,768
6.875%, due 04/15/29[2]		275,000	282,906
8.000%, due 03/15/26[2]		250,000	263,750
8.000%, due 12/15/27[2]		250,000	270,937
DaVita, Inc.
3.750%, due 02/15/31[2]		325,000	307,937
4.625%, due 06/01/30[2]		350,000	351,736
Encompass Health Corp.
4.750%, due 02/01/30		125,000	128,125
Envision Healthcare Corp.
8.750%, due 10/15/26[2]		200,000	134,354
HCA, Inc.
3.500%, due 09/01/30		200,000	210,330
IQVIA, Inc.
5.000%, due 05/15/27[2]		125,000	129,571

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]	100,000	104,750
LifePoint Health, Inc.
5.375%, due 01/15/29[2]	100,000	98,000
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29[2]	75,000	76,288
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]	100,000	103,125
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]	150,000	159,750
Rede D'or Finance SARL
4.500%, due 01/22/30[5]	164,000	160,597
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]	100,000	100,000
Select Medical Corp.
6.250%, due 08/15/26[2]	150,000	156,895
Tenet Healthcare Corp.
4.250%, due 06/01/29[2]	50,000	50,614
4.625%, due 09/01/24[2]	125,000	127,656
4.875%, due 01/01/26[2]	75,000	76,875
5.125%, due 11/01/27[2]	25,000	26,125
6.125%, due 10/01/28[2]	825,000	866,209
6.250%, due 02/01/27[2]	50,000	51,938
6.750%, due 06/15/23	75,000	80,625
6.875%, due 11/15/31	87,000	99,615
		6,653,237
Holding companies-divers—0.4%
KOC Holding AS
5.250%, due 03/15/23[5]	500,000	507,437
6.500%, due 03/11/25[2]	200,000	210,413
6.500%, due 03/11/25[5]	400,000	420,825
		1,138,675
Home builders—1.3%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	150,000	156,375
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, due 04/01/30[2]	100,000	98,250
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	74,344

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(continued)
6.625%, due 01/15/28[2]		100,000	105,750
Beazer Homes USA, Inc.
5.875%, due 10/15/27[6]		25,000	26,031
6.750%, due 03/15/25		225,000	232,312
7.250%, due 10/15/29		100,000	109,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]		150,000	150,309
5.000%, due 06/15/29[2]		125,000	125,469
Century Communities, Inc.
3.875%, due 08/15/29[2]		75,000	74,742
Empire Communities Corp.
7.000%, due 12/15/25[2]		125,000	129,375
Forestar Group, Inc.
3.850%, due 05/15/26[2]		100,000	99,999
5.000%, due 03/01/28[2]		75,000	76,969
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	157,125
KB Home
4.000%, due 06/15/31		125,000	126,719
6.875%, due 06/15/27		100,000	118,106
LGI Homes, Inc.
4.000%, due 07/15/29[2]		50,000	48,625
Maison Finco PLC
6.000%, due 10/31/27[2]	GBP	175,000	243,352
Mattamy Group Corp.
4.625%, due 03/01/30[2]		150,000	151,868
Meritage Homes Corp.
6.000%, due 06/01/25		290,000	325,583
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[2]		60,000	63,150
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]		100,000	100,750
4.750%, due 04/01/29[2]		125,000	125,625
STL Holding Co. LLC
7.500%, due 02/15/26[2]		125,000	131,580
Thor Industries, Inc.
4.000%, due 10/15/29[2]		75,000	74,273
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24		75,000	83,081
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	81,562

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]		125,000	129,219
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		100,000	108,125
			3,527,918
Home Furnishings—0.0%†
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]		100,000	101,581

Household products/wares—0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30		75,000	75,559
4.125%, due 04/30/31[2]		100,000	100,000
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.000%, due 12/31/26[2]		50,000	49,500
7.000%, due 12/31/27[2,6]		75,000	72,529
Spectrum Brands, Inc.
4.000%, due 10/01/26[5]	EUR	100,000	117,481
4.000%, due 10/01/26[2]	EUR	325,000	381,815
5.500%, due 07/15/30[2]		50,000	54,000
5.750%, due 07/15/25		5,000	5,113
			855,997
Housewares—0.3%
Newell Brands, Inc.
4.700%, due 04/01/26[13]		175,000	191,649
5.875%, due 04/01/36[13]		225,000	272,812
6.000%, due 04/01/46[13]		50,000	62,795
Scotts Miracle-Gro Co.
4.000%, due 04/01/31[2]		150,000	148,778
			676,034
Insurance—0.9%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]		375,000	378,750
10.125%, due 08/01/26[2]		25,000	27,625
AssuredPartners, Inc.
5.625%, due 01/15/29[2]		75,000	74,438
7.000%, due 08/15/25[2]		150,000	152,063
BroadStreet Partners, Inc.
5.875%, due 04/15/29[2]		150,000	147,375

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Genworth Holdings, Inc.
4.900%, due 08/15/23		275,000	281,187
HUB International Ltd.
7.000%, due 05/01/26[2]		250,000	257,812
MGIC Investment Corp.
5.250%, due 08/15/28		175,000	186,188
5.750%, due 08/15/23		100,000	106,625
NMI Holdings, Inc.
7.375%, due 06/01/25[2]		150,000	172,345
Radian Group, Inc.
4.500%, due 10/01/24		200,000	212,000
4.875%, due 03/15/27		150,000	163,688
Sagicor Financial Co. Ltd.
5.300%, due 05/13/28[2]		400,000	415,200
			2,575,296
Internet—0.9%
Arches Buyer, Inc.
4.250%, due 06/01/28[2]		75,000	75,604
6.125%, due 12/01/28[2]		25,000	25,281
B2W Digital Lux SARL
4.375%, due 12/20/30[2]		200,000	185,850
Endure Digital, Inc.
6.000%, due 02/15/29[2]		150,000	138,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]		75,000	72,562
5.250%, due 12/01/27[2]		225,000	233,437
Iliad SA
1.875%, due 02/11/28[5]	EUR	100,000	109,966
Match Group Holdings II LLC
5.000%, due 12/15/27[2]		50,000	52,125
MercadoLibre, Inc.
3.125%, due 01/14/31		300,000	281,640
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		100,000	101,629
Netflix, Inc.
5.375%, due 11/15/29[2]		25,000	30,155
5.750%, due 03/01/24		25,000	27,531
6.375%, due 05/15/29		175,000	220,719
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[2]		50,000	48,813

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Uber Technologies, Inc.
4.500%, due 08/15/29[2]		150,000	150,964
6.250%, due 01/15/28[2]		125,000	134,225
7.500%, due 05/15/25[2]		100,000	106,597
7.500%, due 09/15/27[2]		75,000	82,039
8.000%, due 11/01/26[2]		225,000	239,490
United Group BV
3 mo. Euribor + 3.250%,
3.250%, due 02/15/26[2,10]	EUR	100,000	113,082
			2,429,709
Investment companies—0.6%
Compass Group Diversified Holdings LLC
5.250%, due 04/15/29[2]		125,000	130,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		125,000	125,553
4.750%, due 09/15/24		425,000	440,489
5.250%, due 05/15/27		475,000	494,000
6.250%, due 05/15/26		300,000	314,250
6.375%, due 12/15/25		25,000	25,500
			1,529,792
Iron & steel—1.1%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[5]		300,000	331,500
Allegheny Technologies, Inc.
4.875%, due 10/01/29		75,000	74,948
5.125%, due 10/01/31		100,000	99,620
5.875%, due 12/01/27[6]		150,000	157,500
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	185,363
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	152,075
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	211,543
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29[2]		25,000	25,906
4.875%, due 03/01/31[2,6]		100,000	104,125
5.875%, due 06/01/27		225,000	234,000
6.750%, due 03/15/26[2]		100,000	106,500
9.875%, due 10/17/25[2]		100,000	114,500
CSN Inova Ventures
6.750%, due 01/28/28[5]		250,000	265,187

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Iron & steel—(concluded)
GUSAP III LP
4.250%, due 01/21/30[2]	250,000		262,531
JSW Steel Ltd.
5.050%, due 04/05/32[2]	200,000		201,500
Mineral Resources Ltd.
8.125%, due 05/01/27[2]	148,000		159,784
TMS International Corp.
6.250%, due 04/15/29[2]	125,000		129,063
United States Steel Corp.
6.875%, due 03/01/29[6]	100,000		107,000
			2,922,645
Leisure Time—2.9%
Carlson Travel, Inc.
11.500%, due 12/15/26[2]	201,266		6,038
Carnival Corp.
5.750%, due 03/01/27[2]	1,600,000		1,628,000
6.000%, due 05/01/29[2,9]	25,000		24,984
6.650%, due 01/15/28	100,000		105,000
7.625%, due 03/01/26[2]	325,000		342,417
10.500%, due 02/01/26[2]	250,000		290,500
Carnival PLC
1.000%, due 10/28/29	EUR	1,075,000	969,057
Deuce Finco PLC
5.500%, due 06/15/27[2]	GBP	125,000	169,974
5.500%, due 06/15/27[5]	GBP	100,000	135,979
Life Time, Inc.
5.750%, due 01/15/26[2]	250,000		256,655
8.000%, due 04/15/26[2]	875,000		918,750
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]	125,000		120,250
NCL Corp. Ltd.
3.625%, due 12/15/24[2,6]	75,000		70,594
5.875%, due 03/15/26[2]	375,000		375,937
12.250%, due 05/15/24[2]	200,000		235,926
NCL Finance Ltd.
6.125%, due 03/15/28[2]	125,000		126,094
Pinnacle Bidco PLC
5.500%, due 02/15/25[5]	EUR	275,000	323,463
5.500%, due 02/15/25[2]	EUR	100,000	117,623
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28[6]	175,000		165,812

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
5.250%, due 11/15/22	175,000		179,375
5.500%, due 08/31/26[2]	75,000		76,406
5.500%, due 04/01/28[2]	325,000		330,687
7.500%, due 10/15/27	50,000		58,480
9.125%, due 06/15/23[2]	125,000		135,722
11.500%, due 06/01/25[2]	104,000		118,365
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	375,000		361,875
6.250%, due 05/15/25[2]	25,000		24,875
7.000%, due 02/15/29[2]	25,000		25,126
13.000%, due 05/15/25[2]	75,000		85,875
Viking Ocean Cruises Ship VII, Ltd.
5.625%, due 02/15/29[2]	75,000		74,438
VOC Escrow Ltd.
5.000%, due 02/15/28[2]	150,000		148,125
			8,002,402
Lodging—1.2%
Accor SA
(fixed, converts to FRN on 04/30/25),
2.625%, due 01/30/25[5,8]	EUR	400,000	442,131
Fortune Star BVI Ltd.
3.950%, due 10/02/26[5]	EUR	325,000	356,093
6.850%, due 07/02/24[5]	200,000		202,563
Full House Resorts, Inc.
8.250%, due 02/15/28[2]	225,000		237,938
Hilton Domestic Operating Co., Inc.
3.750%, due 05/01/29[2]	25,000		25,000
5.750%, due 05/01/28[2]	100,000		107,375
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[2]	175,000		174,104
5.000%, due 06/01/29[2]	275,000		280,431
Inn of the Mountain Gods Resort & Casino
9.250% Cash or 9.250% PIK,
9.250%, due 11/30/23[7]	61,208		58,760
Marriott Ownership Resorts, Inc.
4.500%, due 06/15/29[2]	75,000		75,000
MGM Resorts International
6.000%, due 03/15/23	375,000		395,707
NH Hotel Group SA
4.000%, due 07/02/26[2]	EUR	125,000	144,766

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Travel + Leisure Co.
4.625%, due 03/01/30[2]	75,000		77,822
6.625%, due 07/31/26[2]	200,000		223,336
TVL Finance PLC
3 mo. LIBOR GBP + 5.375%,
5.509%, due 07/15/25[5,10]	GBP	125,000	162,515
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2,6]	250,000		253,437
			3,216,978
Machinery-construction & mining—0.1%
Manitowoc Co., Inc.
9.000%, due 04/01/26[2]	75,000		79,858
Terex Corp.
5.000%, due 05/15/29[2]	150,000		153,000
			232,858
Machinery-diversified—0.5%
Galapagos SA,
5.375% 06/15/2021,
0.000%, due 06/15/21[5,12]	EUR	27,500	337
GrafTech Finance, Inc.
4.625%, due 12/15/28[2]	50,000		50,500
Granite US Holdings Corp.
11.000%, due 10/01/27[2]	100,000		109,500
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,7]	125,000		132,499
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		156,000
OT Merger Corp.
7.875%, due 10/15/29[2]	75,000		73,875
Selecta Group BV
3.500% Cash and 4.500% PIK,
8.000%, due 04/01/26[5,7]	EUR	15,453	17,910
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,7]	EUR	194,440	225,357
10.000%, due 07/01/26[2,7]	EUR	69,672	77,036
10.000%, due 07/01/26[5,7]	EUR	259,334	286,744

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery-diversified—(concluded)
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2]	175,000		178,526
			1,308,284
Media—5.0%
Altice Financing SA
2.250%, due 01/15/25[5]	EUR	100,000	111,333
4.250%, due 08/15/29[2]	EUR	225,000	255,200
5.000%, due 01/15/28[2]	200,000		192,724
Altice Finco SA
4.750%, due 01/15/28[5]	EUR	400,000	438,702
AMC Networks, Inc.
4.250%, due 02/15/29[6]	150,000		147,750
Audacy Capital Corp.
6.750%, due 03/31/29[2,6]	75,000		74,344
Cable Onda SA
4.500%, due 01/30/30[2]	300,000		311,160
Cable One, Inc.
4.000%, due 11/15/30[2]	25,000		24,557
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	275,000		273,762
4.250%, due 01/15/34[2]	275,000		266,698
4.500%, due 08/15/30[2]	50,000		50,894
4.500%, due 05/01/32	550,000		552,601
4.500%, due 06/01/33[2]	350,000		349,125
4.750%, due 03/01/30[2]	100,000		103,250
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[2]	225,000		230,794
CSC Holdings LLC
4.125%, due 12/01/30[2]	200,000		191,500
4.500%, due 11/15/31[2]	400,000		387,560
4.625%, due 12/01/30[2]	1,100,000		1,007,875
5.000%, due 11/15/31[2]	200,000		185,699
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]	300,000		169,500
6.625%, due 08/15/27[2]	200,000		59,643
DISH DBS Corp.
5.125%, due 06/01/29	175,000		168,437
5.875%, due 11/15/24	100,000		106,500
7.375%, due 07/01/28	175,000		183,969
GCI LLC
4.750%, due 10/15/28[2]	150,000		155,250

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
Gray Escrow II, Inc.
5.375%, due 11/15/31[2,9]	225,000		227,250
Gray Television, Inc.
4.750%, due 10/15/30[2]	350,000		345,234
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]	75,000		75,469
5.250%, due 08/15/27[2]	75,000		76,602
6.375%, due 05/01/26	130,233		135,442
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27[2]	200,000		210,000
Mav Acquisition Corp.
8.000%, due 08/01/29[2]	200,000		194,500
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]	125,000		129,688
News Corp.
3.875%, due 05/15/29[2]	225,000		228,375
Nexstar Media, Inc.
4.750%, due 11/01/28[2]	150,000		153,247
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]	50,000		48,938
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]	75,000		76,125
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]	125,000		119,063
5.125%, due 02/15/27[2]	150,000		144,187
5.500%, due 03/01/30[2,6]	50,000		47,813
5.875%, due 03/15/26[2]	200,000		205,000
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	225,000		225,281
3.875%, due 09/01/31[2]	375,000		360,236
5.500%, due 07/01/29[2]	200,000		215,750
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,7]	EUR	256,703	302,535
TEGNA, Inc.
4.625%, due 03/15/28	225,000		226,969
5.000%, due 09/15/29	100,000		101,243
Townsquare Media, Inc.
6.875%, due 02/01/26[2]	50,000		52,250
Univision Communications, Inc.
4.500%, due 05/01/29[2]	125,000		126,463
5.125%, due 02/15/25[2]	100,000		101,500

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
6.625%, due 06/01/27[2]	175,000		189,317
9.500%, due 05/01/25[2]	100,000		108,250
UPC Broadband Finco BV
4.875%, due 07/15/31[2]	400,000		406,660
UPC Holding BV
3.875%, due 06/15/29[5]	EUR	375,000	440,544
UPCB Finance VII Ltd.
3.625%, due 06/15/29[5]	EUR	300,000	352,855
Virgin Media Finance PLC
5.000%, due 07/15/30[2]	200,000		198,867
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[5]	GBP	200,000	282,195
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[5]	GBP	100,000	137,197
VTR Finance N.V.
6.375%, due 07/15/28[2]	200,000		213,190
6.375%, due 07/15/28[5]	250,000		265,937
VZ Vendor Financing II BV
2.875%, due 01/15/29[5]	EUR	150,000	169,065
2.875%, due 01/15/29[2]	EUR	300,000	338,130
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]	350,000		361,375
			13,591,569
Metal Fabricate/Hardware—0.1%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]	75,000		78,000
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	150,000		141,000
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]	75,000		76,406
			295,406
Mining—1.6%
Arconic Corp.
6.000%, due 05/15/25[2]	100,000		104,625
6.125%, due 02/15/28[2]	25,000		26,344
China Hongqiao Group Ltd.
6.250%, due 06/08/24[5]	200,000		196,662
Coeur Mining, Inc.
5.125%, due 02/15/29[2,6]	100,000		96,890

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]	25,000		26,469
Constellium SE
3.125%, due 07/15/29[2]	EUR	175,000	198,848
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]	600,000		609,000
6.875%, due 10/15/27[2]	200,000		214,413
7.500%, due 04/01/25[5]	400,000		412,500
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[2]	275,000		278,437
Freeport-McMoRan, Inc.
4.125%, due 03/01/28	100,000		103,500
4.250%, due 03/01/30	275,000		290,125
4.375%, due 08/01/28	150,000		156,183
4.625%, due 08/01/30	175,000		189,219
5.000%, due 09/01/27	250,000		260,937
5.450%, due 03/15/43	25,000		31,450
IAMGOLD Corp.
5.750%, due 10/15/28[2,6]	100,000		98,250
KME SE
6.750%, due 02/01/23[5]	EUR	200,000	210,993
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2,6]	100,000		89,625
Petra Diamonds US Treasury PLC
6.592% Cash and 3.908% PIK, 9.750%, due 03/08/26[2,7]	104,270		107,919
Taseko Mines Ltd.
7.000%, due 02/15/26[2]	100,000		103,375
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]	200,000		216,250
Vedanta Resources Ltd.
6.375%, due 07/30/22[2]	300,000		296,962
			4,318,976
Miscellaneous manufacturers—0.2%
FXI Holdings, Inc.
7.875%, due 11/01/24[2]	275,000		280,156
12.250%, due 11/15/26[2]	244,000		271,457

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Miscellaneous manufacturers—(concluded)
Hillenbrand, Inc.
3.750%, due 03/01/31	75,000	73,313
		624,926
Office & business equipment—0.2%
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25	75,000	77,156
Xerox Holdings Corp.
5.000%, due 08/15/25[2]	175,000	181,781
5.500%, due 08/15/28[2,6]	150,000	151,689
		410,626
Oil & gas—11.7%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]	175,000	187,987
Antero Resources Corp.
5.375%, due 03/01/30[2]	100,000	105,850
7.625%, due 02/01/29[2]	100,000	110,750
Apache Corp.
4.250%, due 01/15/30[6]	25,000	26,563
4.750%, due 04/15/43[6]	125,000	136,875
5.100%, due 09/01/40	300,000	336,195
5.350%, due 07/01/49	125,000	143,507
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[2]	150,000	151,842
7.000%, due 11/01/26[2]	100,000	103,250
8.250%, due 12/31/28[2]	50,000	54,375
9.000%, due 11/01/27[2]	150,000	205,125
Athabasca Oil Corp.
9.750%, due 11/01/26[2]	250,000	252,295
Bonanza Creek Energy, Inc.
5.000%, due 10/15/26[2]	150,000	151,530
Callon Petroleum Co.
6.125%, due 10/01/24	450,000	443,947
8.000%, due 08/01/28[2,6]	50,000	50,375
8.250%, due 07/15/25	50,000	49,528
Cenovus Energy, Inc.
5.375%, due 07/15/25	14,000	15,727
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000	149,250
Chaparral Energy, Inc. Co.
10.000%, due 02/14/25[3,4]	20,875	43,838

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Chesapeake Energy Corp.
5.875%, due 02/01/29[2]	50,000		53,125
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	250,000		253,750
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000		154,590
CNX Resources Corp.
6.000%, due 01/15/29[2]	150,000		158,250
7.250%, due 03/14/27[2]	275,000		292,394
Colgate Energy Partners III LLC
5.875%, due 07/01/29[2]	25,000		25,594
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	250,000		259,950
6.750%, due 03/01/29[2]	150,000		161,250
7.500%, due 05/15/25[2]	43,000		44,613
Continental Resources, Inc.
4.500%, due 04/15/23	11,000		11,439
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]	100,000		103,000
5.625%, due 10/15/25[2]	225,000		230,062
Ecopetrol SA
5.375%, due 06/26/26	750,000		811,078
5.875%, due 05/28/45	300,000		302,625
Endeavor Energy Resources LP/EER Finance, Inc.
5.750%, due 01/30/28[2]	150,000		157,500
Energean Israel Finance Ltd.
5.375%, due 03/30/28[2,5]	75,000		75,900
5.875%, due 03/30/31[2,5]	75,000		75,938
EnQuest PLC
7.000%, due 10/15/23[5,7]	GBP	100,000	134,460
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	225,000		222,750
EQT Corp.
3.125%, due 05/15/26[2]	75,000		75,563
3.900%, due 10/01/27	175,000		186,812
5.000%, due 01/15/29	50,000		55,547
6.625%, due 02/01/25[13]	100,000		112,500
7.500%, due 02/01/30[13]	125,000		160,025
Gazprom PJSC Via Gaz Capital SA
4.950%, due 07/19/22[5]	200,000		205,312
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000		496,812

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Global Marine, Inc.
7.000%, due 06/01/28	100,000	73,000
Gulfport Energy Corp.
2.000%, due 10/15/24[11]	50,000	2,750
3.000%, due 05/15/25[11]	100,000	5,500
3.000%, due 01/15/26[11]	175,000	9,625
Gulfport Energy Operating Corp.
8.000%, due 05/17/26[2]	120,052	132,958
Harbour Energy PLC
5.500%, due 10/15/26[2]	200,000	199,728
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]	75,000	76,125
6.000%, due 02/01/31[2]	250,000	256,593
6.250%, due 11/01/28[2]	150,000	153,945
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	207,040
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	500,000	516,875
4.750%, due 04/19/27[5]	250,000	277,685
Laredo Petroleum, Inc.
7.750%, due 07/31/29[2,6]	275,000	270,875
9.500%, due 01/15/25	350,000	359,831
Leviathan Bond Ltd.
6.125%, due 06/30/25[2,5]	75,000	80,663
6.500%, due 06/30/27[2,5]	300,000	326,494
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	179,594
Matador Resources Co.
5.875%, due 09/15/26	325,000	335,598
Medco Bell Pte Ltd.
6.375%, due 01/30/27[2]	250,000	255,000
MEG Energy Corp.
7.125%, due 02/01/27[2]	325,000	341,250
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	150,000	136,455
10.500%, due 05/15/27[2]	50,000	49,500
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	256,250
5.875%, due 12/01/27	150,000	156,187
6.375%, due 07/15/28	150,000	158,446
6.375%, due 12/01/42[13]	125,000	126,929

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries Ltd.
7.500%, due 01/15/28[2]	150,000	142,500
Nabors Industries, Inc.
5.750%, due 02/01/25	175,000	166,250
Noble Finance Co.
11.000% Cash or 15.000% PIK,
11.000%, due 02/15/28[2,7]	2,757	3,036
Northern Oil and Gas, Inc.
8.125%, due 03/01/28[2]	225,000	241,875
Oasis Petroleum, Inc.
6.375%, due 06/01/26[2]	75,000	79,313
Occidental Petroleum Corp.
3.200%, due 08/15/26	100,000	101,250
3.400%, due 04/15/26	75,000	76,526
4.300%, due 08/15/39	150,000	150,750
4.400%, due 04/15/46	75,000	75,882
4.400%, due 08/15/49	25,000	24,993
5.550%, due 03/15/26	300,000	331,125
5.875%, due 09/01/25	175,000	194,250
6.125%, due 01/01/31[6]	150,000	179,625
6.200%, due 03/15/40	150,000	181,735
6.375%, due 09/01/28	25,000	29,303
6.450%, due 09/15/36	250,000	318,125
6.600%, due 03/15/46	400,000	511,804
6.625%, due 09/01/30	100,000	122,365
6.950%, due 07/01/24	75,000	84,375
7.125%, due 10/15/27	50,000	58,500
7.500%, due 05/01/31	400,000	520,764
7.875%, due 09/15/31	150,000	200,625
8.000%, due 07/15/25	75,000	88,500
8.500%, due 07/15/27	150,000	186,750
8.875%, due 07/15/30	125,000	169,375
Ovintiv, Inc.
8.125%, due 09/15/30	125,000	171,484
Parkland Corp.
4.500%, due 10/01/29[2]	300,000	301,875
5.875%, due 07/15/27[2]	150,000	158,437
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	100,000	72,481
7.250%, due 06/15/25	25,000	19,576
9.250%, due 05/15/25[2]	100,000	97,000

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Oil & gas—(continued)
PDC Energy, Inc.
5.750%, due 05/15/26	50,000		51,438
6.125%, due 09/15/24	75,000		76,031
Penn Virginia Escrow LLC
9.250%, due 08/15/26[2]	125,000		130,313
Petrobras Global Finance BV
5.093%, due 01/15/30	500,000		509,125
5.600%, due 01/03/31	170,000		177,395
5.750%, due 02/01/29	275,000		297,034
5.999%, due 01/27/28	200,000		217,500
6.625%, due 01/16/34	GBP	100,000	153,603
6.750%, due 06/03/50	500,000		512,312
6.850%, due 06/05/15	200,000		193,975
6.900%, due 03/19/49	125,000		131,044
Petroleos Mexicanos
2.750%, due 04/21/27[5]	EUR	575,000	621,204
4.625%, due 09/21/23	425,000		437,484
4.750%, due 02/26/29[5]	EUR	375,000	427,756
4.875%, due 02/21/28[5]	EUR	100,000	116,127
5.950%, due 01/28/31	300,000		294,450
6.500%, due 03/13/27	710,000		754,197
6.500%, due 06/02/41	1,250,000		1,126,437
6.625%, due 06/15/35	477,000		459,840
6.750%, due 09/21/47	225,000		198,281
6.840%, due 01/23/30	725,000		756,356
6.875%, due 10/16/25[2]	935,000		1,019,337
6.950%, due 01/28/60	250,000		221,000
7.690%, due 01/23/50	1,150,000		1,098,250
Precision Drilling Corp.
6.875%, due 01/15/29[2]	100,000		103,250
7.125%, due 01/15/26[2,6]	200,000		205,707
Raffinerie Heide GmbH
6.375%, due 12/01/22[5,6]	EUR	275,000	290,084
Range Resources Corp.
8.250%, due 01/15/29[2]	150,000		169,350
9.250%, due 02/01/26	125,000		135,000
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]	100,000		102,600
Sanchez Energy Corp.
6.125%, due 01/15/23[11]	350,000		10,500
7.750%, due 06/15/21[11]	475,000		14,250
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	175,000		135,135

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Oil & gas—(continued)
8.875%, due 11/15/24[2,6]	100,000	102,000
SM Energy Co.
5.000%, due 01/15/24	75,000	74,625
5.625%, due 06/01/25	175,000	175,437
6.625%, due 01/15/27	25,000	25,813
6.750%, due 09/15/26[6]	100,000	102,500
Southwestern Energy Co.
5.375%, due 02/01/29[2]	125,000	131,875
5.375%, due 03/15/30	100,000	105,498
6.450%, due 01/23/25[13]	135,000	147,150
8.375%, due 09/15/28	50,000	55,750
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[5]	300,000	310,837
Sunoco LP / Sunoco Finance Corp.
4.500%, due 04/30/30[2]	175,000	176,543
Sunoco LP/Sunoco Finance Corp.
4.500%, due 05/15/29	25,000	25,281
6.000%, due 04/15/27	150,000	157,125
Talos Production, Inc.
12.000%, due 01/15/26	150,000	162,744
Tap Rock Resources LLC
7.000%, due 10/01/26[2]	200,000	205,868
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	127,188
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	150,750	146,981
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	100,000	99,750
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]	91,897	90,059
Transocean, Inc.
7.250%, due 11/01/25[2]	50,000	41,256
7.500%, due 04/15/31	50,000	32,500
8.000%, due 02/01/27[2]	75,000	57,259
9.350%, due 12/15/41[13]	225,000	152,438
11.500%, due 01/30/27[2]	118,000	120,360
YPF SA
6.950%, due 07/21/27[5]	300,000	216,244

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
9.000%, due 02/12/26[5]	150,000		129,075
			31,863,514
Oil & gas services—0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	225,000		232,875
6.875%, due 04/01/27[2]	75,000		78,187
Bristow Group, Inc.
6.875%, due 03/01/28[2]	225,000		233,437
CGG SA
7.750%, due 04/01/27[5]	EUR	300,000	345,066
ChampionX Corp.
6.375%, due 05/01/26	71,000		74,284
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000		314,437
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	100,000		51,500
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	100,000		103,375
6.875%, due 09/01/27	50,000		51,938
Weatherford International Ltd.
8.625%, due 04/30/30[2]	175,000		179,755
11.000%, due 12/01/24[2]	25,000		26,063
YPF Sociedad Anonima
8.500%, due 03/23/25[5]	175,000		158,134
			1,849,051

Packaging & containers—1.5%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[5,7]	EUR	325,000	386,242
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7]	400,000		419,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 08/15/27[2]	250,000		249,375
Canpack SA / Canpack US LLC
2.375%, due 11/01/27[5]	EUR	250,000	289,000
Cascades, Inc./Cascades USA, Inc.
5.125%, due 01/15/26[2]	50,000		52,750
5.375%, due 01/15/28[2]	100,000		104,625
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	50,000		50,500

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
7.875%, due 07/15/26[2]	25,000		26,099
Greif, Inc.
6.500%, due 03/01/27[2]	175,000		182,000
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.750% PIK, 9.000%, due 01/15/26[2,7]	75,000		78,094
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]	200,000		205,750
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[2,6]	EUR	150,000	157,360
Matthews International Corp.
5.250%, due 12/01/25[2]	75,000		76,969
Mauser Packaging Solutions Holding Co.
4.750%, due 04/15/24[5]	EUR	425,000	486,092
7.250%, due 04/15/25[2]	575,000		556,726
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]	50,000		53,438
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]	100,000		101,813
Sealed Air Corp.
4.000%, due 12/01/27[2]	131,000		136,895
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]	100,000		101,375
9.250%, due 08/01/24[2]	125,000		130,781
TriMas Corp.
4.125%, due 04/15/29[2]	150,000		151,875
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]	200,000		207,746
			4,204,505
Pharmaceuticals—3.3%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	225,000		238,781
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]	75,000		69,227
5.000%, due 02/15/29[2]	175,000		160,563
5.250%, due 01/30/30[2]	25,000		22,563
5.250%, due 02/15/31[2]	25,000		22,470
7.000%, due 01/15/28[2]	75,000		75,948
7.250%, due 05/30/29[2]	125,000		126,689
9.000%, due 12/15/25[2]	825,000		865,483

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Cheplapharm Arzneimittel GmbH
3.500%, due 02/11/27[5]	EUR	200,000	231,040
4.375%, due 01/15/28[2]	EUR	150,000	178,168
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 06/30/28[2,6]	304,000		212,040
9.500%, due 07/31/27[2,6]	265,000		263,012
Endo Finance LLC
5.750%, due 01/15/22[2]	25,000		22,000
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc.
6.125%, due 04/01/29[2]	125,000		123,125
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]	200,000		214,742
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
0.000%, due 08/01/22[2,12]	350,000		152,250
0.000%, due 10/15/23[2,12]	150,000		67,500
0.000%, due 04/15/25[2,12]	200,000		212,000
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[5]	EUR	625,000	710,947
3.500%, due 09/30/24[5]	EUR	100,000	113,717
Option Care Health, Inc.
4.375%, due 10/31/29[2]	25,000		25,245
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, due 04/30/28[5]	EUR	100,000	116,583
4.125%, due 04/30/28[2]	200,000		202,750
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, due 04/30/28[2]	EUR	405,000	472,159
5.125%, due 04/30/31[2]	200,000		206,286
Owens & Minor, Inc.
4.500%, due 03/31/29[2]	125,000		125,469
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]	225,000		230,344
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]	398,000		401,482
PRA Health Sciences, Inc.
2.875%, due 07/15/26[2]	200,000		201,250
Prestige Brands, Inc.
3.750%, due 04/01/31[2]	25,000		24,154
5.125%, due 01/15/28[2]	100,000		104,250
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[5]	EUR	150,000	167,363
1.625%, due 10/15/28[5]	EUR	300,000	309,042
1.875%, due 03/31/27[5]	EUR	225,000	240,154
4.500%, due 03/01/25[6]	EUR	300,000	355,968

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
6.000%, due 01/31/25	EUR	300,000	372,550
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46	200,000		164,194
6.000%, due 04/15/24	1,250,000		1,312,734
			9,114,242
Pipelines—3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]	75,000		78,371
5.750%, due 03/01/27[2]	175,000		180,687
7.875%, due 05/15/26[2]	225,000		246,094
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]	125,000		134,375
Cheniere Energy Partners LP
3.250%, due 01/31/32[2]	325,000		322,140
4.000%, due 03/01/31[2]	275,000		286,004
Cheniere Energy, Inc.
4.625%, due 10/15/28	75,000		78,653
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	500,000		520,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]	225,000		233,182
DCP Midstream Operating LP
5.125%, due 05/15/29	200,000		226,504
5.375%, due 07/15/25	125,000		138,125
5.625%, due 07/15/27	75,000		85,572
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000		204,500
7.125%, due 06/01/28[2]	125,000		130,937
Energy Transfer LP,
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[8]	75,000		72,656
EnLink Midstream LLC
5.375%, due 06/01/29	250,000		258,750
5.625%, due 01/15/28[2]	25,000		26,508
EnLink Midstream Partners LP
4.400%, due 04/01/24	75,000		78,375
4.850%, due 07/15/26	150,000		156,000
5.050%, due 04/01/45	75,000		71,438
5.450%, due 06/01/47	125,000		125,000
5.600%, due 04/01/44	150,000		147,135

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	125,000	128,594
4.750%, due 07/15/23	76,000	79,998
4.750%, due 01/15/31[2]	225,000	232,948
5.500%, due 07/15/28	100,000	110,143
6.000%, due 07/01/25[2]	125,000	135,625
6.500%, due 07/01/27[2]	25,000	27,813
6.500%, due 07/15/48	25,000	29,736
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	75,000	73,928
7.750%, due 02/01/28	150,000	148,161
8.000%, due 01/15/27	50,000	50,235
Harvest Midstream I LP
7.500%, due 09/01/28[2]	300,000	315,000
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	300,000	311,610
5.625%, due 02/15/26[2]	175,000	181,344
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	150,375
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	150,375
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	75,000	72,888
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	300,000	304,221
NuStar Logistics LP
6.000%, due 06/01/26	75,000	79,688
6.375%, due 10/01/30	25,000	27,399
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[6]	375,000	364,391
Plains All American Pipeline LP,
Series B, (fixed, converts to FRN on 11/15/22), 6.125%, due 11/15/22[8]	500,000	451,250
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	53,250
4.950%, due 07/15/29[2]	25,000	26,750
6.875%, due 04/15/40[2]	100,000	113,250
7.500%, due 07/15/38[2]	25,000	28,563
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	175,000	175,087

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Summit Midstream Partners LP,
Series A,
9.500%, due 12/15/22[8]	175,000		139,934
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000		125,027
6.000%, due 09/01/31[2]	100,000		98,375
7.500%, due 10/01/25[2]	100,000		108,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, due 01/15/32[2]	150,000		154,795
4.875%, due 02/01/31	225,000		242,602
5.000%, due 01/15/28	250,000		263,085
5.500%, due 03/01/30	25,000		27,476
5.875%, due 04/15/26	200,000		208,814
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000		558,487
6.750%, due 05/02/25[5]	150,000		139,622
Western Midstream Operating LP
4.500%, due 03/01/28	125,000		135,312
4.750%, due 08/15/28	100,000		110,020
5.300%, due 02/01/30[13]	75,000		82,219
5.300%, due 03/01/48	225,000		262,125
5.450%, due 04/01/44	150,000		176,019
5.500%, due 08/15/48	75,000		89,534
6.500%, due 02/01/50[13]	25,000		29,925
			10,575,124
Real estate—4.3%
ADLER Group SA
2.250%, due 01/14/29[5,6]	EUR	400,000	395,352
3.250%, due 08/05/25[5,6]	EUR	200,000	213,571
ADLER Real Estate AG
1.500%, due 04/17/22[5,6]	EUR	200,000	224,784
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[5,8]	400,000		237,700
Central China Real Estate Ltd.
7.250%, due 04/24/23[5]	300,000		174,732
Central Plaza Development Ltd.
(fixed, converts to FRN on 11/14/24),
5.750%, due 11/14/24[5,8]	200,000		171,794
China Aoyuan Group Ltd.
5.375%, due 09/13/22[5]	300,000		138,000
6.200%, due 03/24/26[5]	300,000		121,464

PACE High Yield Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(continued)
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[5]	600,000		526,590
CIFI Holdings Group Co. Ltd.
5.250%, due 05/13/26[5]	200,000		189,958
5.500%, due 01/23/22[5]	200,000		197,000
6.550%, due 03/28/24[5]	200,000		196,168
Dar Al-Arkan Sukuk Co. Ltd.
6.875%, due 04/10/22[5]	200,000		203,600
Easy Tactic Ltd.
8.625%, due 02/27/24[5]	300,000		164,175
11.750%, due 08/02/23[5]	200,000		122,342
Fantasia Holdings Group Co. Ltd.
10.875%, due 01/09/23[5]	300,000		93,288
11.750%, due 04/17/22[5]	200,000		62,452
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		130,063
Greenland Global Investment Ltd.
6.750%, due 09/26/23[5]	200,000		130,724
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	100,000		101,625
Haya Real Estate SA
5.250%, due 11/15/22[5]	EUR	100,000	95,370
Hong Seng Ltd.
9.875%, due 08/27/22[5]	250,000		173,567
Howard Hughes Corp.
4.125%, due 02/01/29[2]	125,000		125,126
4.375%, due 02/01/31[2]	25,000		25,006
5.375%, due 08/01/28[2]	125,000		131,094
Jababeka International BV
6.500%, due 10/05/23[5]	200,000		190,562
Kaisa Group Holdings Ltd.
10.500%, due 01/15/25[5]	500,000		149,470
11.500%, due 01/30/23[5]	400,000		120,372
11.950%, due 11/12/23[5]	200,000		57,508
Kennedy-Wilson, Inc.
4.750%, due 02/01/30	75,000		75,469
KWG Group Holdings Ltd.
7.400%, due 03/05/24[5]	200,000		161,063
7.875%, due 09/01/23[5]	200,000		164,820
New Metro Global Ltd.
4.800%, due 12/15/24[5]	200,000		174,000

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(continued)
Newmark Group, Inc.
6.125%, due 11/15/23		100,000	108,000
Pakuwon Jati Tbk PT
4.875%, due 04/29/28[5]		200,000	204,850
PHM Group Holding Oy
4.750%, due 06/18/26[2,5]	EUR	350,000	413,025
Powerlong Real Estate Holdings Ltd.
6.950%, due 07/23/23[5]		250,000	234,487
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750%, due 01/15/29[2]		425,000	440,406
7.625%, due 06/15/25[2]		100,000	106,845
9.375%, due 04/01/27[2]		75,000	82,031
Redsun Properties Group Ltd.
9.700%, due 04/16/23[5]		250,000	172,055
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[5]		250,000	231,060
6.700%, due 09/30/24[5]		500,000	472,385
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[5]		300,000	130,254
Seazen Group Ltd.
6.150%, due 04/15/23[5]		200,000	183,446
Shimao Group Holdings Ltd.
5.600%, due 07/15/26[5]		250,000	230,580
Signa Development Finance SCS
5.500%, due 07/23/26[2]	EUR	300,000	300,849
5.500%, due 07/23/26[5]	EUR	100,000	100,283
Sunac China Holdings Ltd.
6.500%, due 01/10/25[5]		800,000	572,392
Theta Capital Pte Ltd.
8.125%, due 01/22/25[5]		200,000	212,000
Times China Holdings Ltd.
5.750%, due 04/26/22[5]		200,000	176,500
6.200%, due 03/22/26[5]		200,000	153,598
6.750%, due 07/16/23[5]		200,000	164,000
Vivion Investments Sarl
3.000%, due 08/08/24[5]	EUR	100,000	111,173
3.500%, due 11/01/25[5]	EUR	300,000	332,651
Yango Justice International Ltd.
9.250%, due 04/15/23[5]		200,000	50,760
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[5]		200,000	194,000
6.800%, due 02/27/24[5]		200,000	201,246

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Yuzhou Group Holdings Co. Ltd.
7.375%, due 01/13/26[5]		400,000	180,520
7.700%, due 02/20/25[5]		200,000	99,816
8.500%, due 02/26/24[5]		200,000	98,124
Zhenro Properties Group Ltd.
7.875%, due 04/14/24[5]		200,000	138,004
8.350%, due 03/10/24[5]		200,000	141,200
			11,675,349
Real estate investment trusts—1.5%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		150,000	149,227
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
4.500%, due 04/01/27[2]		75,000	73,125
CTR Partnership LP/CareTrust Capital Corp.
3.875%, due 06/30/28[2]		25,000	25,375
GEO Group, Inc.
6.000%, due 04/15/26[6]		200,000	173,500
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[2]		75,000	74,344
3.750%, due 09/15/30[2]		50,000	49,688
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		175,000	176,750
5.000%, due 07/15/28[2]		50,000	51,500
5.250%, due 07/15/30[2]		200,000	208,842
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		100,000	100,499
4.750%, due 06/15/29[2]		50,000	50,375
MPT Operating Partnership LP/MPT Finance Corp.
3.375%, due 04/24/30	GBP	150,000	210,925
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	126,563
5.875%, due 10/01/28[2]		50,000	52,250
7.500%, due 06/01/25[2]		175,000	185,952
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	99,000
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		150,000	151,500
4.000%, due 09/15/29[2]		125,000	124,756
Service Properties Trust
3.950%, due 01/15/28		25,000	23,250
4.350%, due 10/01/24		275,000	277,131

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
4.375%, due 02/15/30	75,000	70,688
4.750%, due 10/01/26	25,000	24,725
4.950%, due 02/15/27	125,000	123,125
4.950%, due 10/01/29	125,000	120,313
5.000%, due 08/15/22	175,000	175,875
5.250%, due 02/15/26	125,000	126,250
7.500%, due 09/15/25	50,000	55,335
Starwood Property Trust, Inc.
3.625%, due 07/15/26[2]	50,000	50,000
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]	200,000	204,750
7.875%, due 02/15/25[2]	125,000	131,462
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	125,000	125,489
6.500%, due 02/15/29[2]	200,000	202,317
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	150,000	155,374
XHR LP
4.875%, due 06/01/29[2]	75,000	76,946
6.375%, due 08/15/25[2]	125,000	131,875
		4,159,076
Retail—4.4%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[2]	425,000	411,710
4.375%, due 01/15/28[2]	50,000	50,262
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	134,375
Ambience Merger Sub, Inc.
7.125%, due 07/15/29[2]	50,000	48,181
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[5]	200,000	206,100
5.875%, due 04/04/27[2]	100,000	103,050
Arko Corp.
5.125%, due 11/15/29[2]	50,000	48,805
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	15,263
4.750%, due 03/01/30	25,000	25,500
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	200,000	223,750
6.750%, due 07/01/36	475,000	570,192
9.375%, due 07/01/25[2]	44,000	54,560

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,7]		100,000	95,375
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2,6]		125,000	122,969
4.500%, due 11/15/26[2,6]		75,000	77,437
Bellis Acquisition Co. PLC
4.500%, due 02/16/26	GBP	175,000	228,851
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2,6]		75,000	68,625
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	49,969
Douglas GmbH
6.000%, due 04/08/26[5]	EUR	575,000	660,604
Dufry One BV
2.000%, due 02/15/27[5]	EUR	275,000	299,811
3.375%, due 04/15/28[5]	EUR	125,000	141,971
eG Global Finance PLC
4.375%, due 02/07/25[5]	EUR	150,000	171,040
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	194,851
5.875%, due 04/01/29[2]		275,000	267,437
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	128,906
Foodco Bondco SA
6.250%, due 05/15/26[5]	EUR	400,000	432,344
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	96,813
Gap, Inc.
3.625%, due 10/01/29[2]		50,000	49,000
3.875%, due 10/01/31[2]		75,000	73,500
Golden Nugget, Inc.
6.750%, due 10/15/24[2]		550,000	551,375
8.750%, due 10/01/25[2]		96,000	99,600
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[5]		600,000	624,000
Hertz Corp.
3.000%, due 01/15/28[2]		50,000	3,250
IRB Holding Corp.
6.750%, due 02/15/26[2]		125,000	127,812
7.000%, due 06/15/25[2]		50,000	52,813

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
Jsm Global SARL
4.750%, due 10/20/30[2]		250,000	237,781
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	75,938
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	145,665
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		250,000	256,705
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	207,250
4.625%, due 12/15/27[2]		150,000	158,587
Macy's Retail Holdings LLC
4.500%, due 12/15/34		25,000	24,458
5.125%, due 01/15/42		150,000	140,250
5.875%, due 04/01/29[2,6]		175,000	186,495
6.375%, due 03/15/37		75,000	79,719
Magic Mergeco, Inc.
5.250%, due 05/01/28[2]		100,000	101,000
7.875%, due 05/01/29[2]		200,000	202,000
Marks & Spencer PLC
4.500%, due 07/10/27[5,13]	GBP	125,000	179,771
6.000%, due 06/12/25[5,13]	GBP	100,000	150,421
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	275,000	347,132
9.500%, due 01/31/24[5,7]	GBP	229,875	198,000
Maxeda DIY Holding BV
5.875%, due 10/01/26[5]	EUR	200,000	232,645
Midco GB SASU
7.750%, due 11/01/27[2,7,9]	EUR	150,000	175,377
Mobilux Finance SAS
4.250%, due 07/15/28[5]	EUR	100,000	114,181
4.250%, due 07/15/28[2]	EUR	125,000	142,726
Murphy Oil USA, Inc.
4.750%, due 09/15/29		150,000	158,017
5.625%, due 05/01/27		25,000	25,969
Party City Holdings, Inc.
8.750%, due 02/15/26[2,6]		100,000	102,250
Punch Finance PLC
6.125%, due 06/30/26[2]	GBP	125,000	171,314
Rite Aid Corp.
7.500%, due 07/01/25[2]		52,000	52,130
8.000%, due 11/15/26[2]		178,000	178,890

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		50,000	50,250
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		75,000	75,218
4.875%, due 11/15/31[2]		75,000	75,000
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	78,094
Staples, Inc.
7.500%, due 04/15/26[2]		300,000	303,237
10.750%, due 04/15/27[2]		300,000	286,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	76,875
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	127,837
Very Group Funding PLC
6.500%, due 08/01/26[2]	GBP	275,000	374,169
Victoria's Secret & Co.
4.625%, due 07/15/29[2]		75,000	75,330
			12,077,282
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[3,11]		500,000	5,813

Semiconductors—0.1%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		100,000	106,350
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		25,000	25,281
Synaptics, Inc.
4.000%, due 06/15/29[2,6]		125,000	126,250
			257,881
Software—1.0%
Ascend Learning LLC
6.875%, due 08/01/25[2]		100,000	101,750
6.875%, due 08/01/25[2]		75,000	76,313
Boxer Parent Co., Inc.
6.500%, due 10/02/25[5]	EUR	100,000	121,171
6.500%, due 10/02/25[2]	EUR	150,000	181,756
7.125%, due 10/02/25[2]		75,000	79,875
9.125%, due 03/01/26[2]		75,000	78,375

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Camelot Finance SA
4.500%, due 11/01/26[2]		150,000	155,812
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		275,000	287,375
Elastic N.V.
4.125%, due 07/15/29[2]		75,000	74,616
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.625%, due 05/01/28[2]		200,000	197,500
MicroStrategy, Inc.
6.125%, due 06/15/28[2,6]		100,000	102,613
MSCI, Inc.
3.625%, due 11/01/31[2]		125,000	128,750
4.000%, due 11/15/29[2]		50,000	52,250
Open Text Corp.
3.875%, due 02/15/28[2]		100,000	100,750
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		175,000	177,905
Rocket Software, Inc.
6.500%, due 02/15/29[2]		100,000	95,500
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		250,000	263,125
Twilio, Inc.
3.875%, due 03/15/31		75,000	75,734
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]		250,000	259,062
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		44,000	46,090

			2,656,322

Sovereign—0.1%
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[5]		180,250	193,284

Telecommunications—5.3%
Altice France Holding SA
6.000%, due 02/15/28[2]		400,000	380,000
8.000%, due 05/15/27[5]	EUR	400,000	489,913
10.500%, due 05/15/27[2]		400,000	433,500
Altice France SA
5.125%, due 07/15/29[2]		375,000	365,224
5.875%, due 02/01/27[5]	EUR	100,000	120,848

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
Altice France SA/France
4.125%, due 01/15/29[5,6]	EUR	325,000	369,595
5.500%, due 10/15/29[2]		200,000	196,044
CommScope Technologies LLC
6.000%, due 06/15/25[2]		411,000	406,820
CommScope, Inc.
4.750%, due 09/01/29[2]		50,000	49,060
6.000%, due 03/01/26[2]		50,000	51,500
7.125%, due 07/01/28[2]		100,000	98,625
8.250%, due 03/01/27[2]		75,000	76,421
Consolidated Communications, Inc.
6.500%, due 10/01/28[2]		75,000	79,867
Digicel Group Holdings Ltd.
7.000%, due 11/15/21[2,7,8]		43,565	38,337
5.000% Cash and 3.000% PIK,
8.000%, due 04/01/25[2,7]		107,814	103,690
8.000% Cash and 2.000% PIK,
10.000%, due 04/01/24[7]		425,869	427,466
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.750%, due 05/25/24[5]		200,000	207,475
8.750%, due 05/25/24[2]		60,541	62,823
6.000% Cash or 7.000% PIK,
13.000%, due 12/31/25[2,7]		33,217	34,074
Embarq Corp.
7.995%, due 06/01/36		300,000	331,500
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		100,000	101,625
5.875%, due 10/15/27[2]		25,000	26,188
5.875%, due 11/01/29		42,911	42,750
6.000%, due 01/15/30[2]		100,000	100,473
6.750%, due 05/01/29[2]		150,000	154,313
Hughes Satellite Systems Corp.
6.625%, due 08/01/26[6]		150,000	170,055
Iliad Holding SAS
6.500%, due 10/15/26[2]		200,000	206,084
Intelsat Jackson Holdings SA
0.000%, due 10/15/24[2,12]		525,000	270,375
Intelsat Luxembourg SA
0.000%, due 06/01/21[12]		25,000	250
0.000%, due 06/01/23[12]		165,000	1,650
Level 3 Financing, Inc.
3.750%, due 07/15/29[2]		100,000	94,500
4.250%, due 07/01/28[2]		200,000	197,728

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
LogMeIn, Inc.
5.500%, due 09/01/27[2]		225,000	225,200
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	261,687
Lumen Technologies, Inc.
4.500%, due 01/15/29[2]		150,000	144,938
5.125%, due 12/15/26[2]		250,000	255,807
5.375%, due 06/15/29[2]		125,000	125,469
Series W,
6.750%, due 12/01/23		50,000	54,876
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[5]		200,000	225,912
Network i2i Ltd.
(fixed, converts to FRN on 04/15/25),
5.650%, due 01/15/25[5,8]		300,000	317,025
Nokia of America Corp.
6.450%, due 03/15/29		300,000	339,000
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[5]		200,000	219,350
PPF Telecom Group BV
3.250%, due 09/29/27[5]	EUR	225,000	280,689
SoftBank Group Corp.
3.125%, due 09/19/25[5,6]	EUR	475,000	549,874
4.500%, due 04/20/25[5]	EUR	100,000	121,408
5.000%, due 04/15/28[5]	EUR	200,000	244,204
Sprint Capital Corp.
8.750%, due 03/15/32		320,000	478,960
Sprint Corp.
7.625%, due 03/01/26		175,000	209,807
7.875%, due 09/15/23		125,000	138,594
Switch Ltd.
3.750%, due 09/15/28[2]		50,000	49,750
T-Mobile USA, Inc.
2.625%, due 02/15/29		225,000	223,031
4.750%, due 02/01/28		25,000	26,375
Telecom Argentina SA
8.500%, due 08/06/25[2]		363,000	351,384
Telecom Italia Capital SA
6.000%, due 09/30/34		300,000	333,750
6.375%, due 11/15/33		75,000	86,041
7.200%, due 07/18/36		50,000	60,750

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	575,000	940,550
Telecom Italia SpA
2.375%, due 10/12/27[5]	EUR	175,000	204,051
5.303%, due 05/30/24[2]		25,000	26,625
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[5]		400,000	426,500
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	44,674
5.625%, due 12/06/26[2]		125,000	116,681
6.500%, due 10/15/27[2]		100,000	81,154
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25[2]		200,000	207,350
Viavi Solutions, Inc.
3.750%, due 10/01/29[2]		25,000	24,820
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31[5]	EUR	200,000	231,722
4.250%, due 01/31/31[2]		200,000	194,722
4.750%, due 07/15/31[2]		200,000	201,000
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[5]	EUR	225,000	265,952
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[5]	EUR	125,000	160,935
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79		175,000	211,590

			14,350,980

Textiles—0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2]	EUR	200,000	220,796
5.375%, due 05/01/23[5]	EUR	378,000	417,304
LSF9 Balta Issuer SARL
7.750% Cash and 1.000% PIK,
8.750%, due 12/31/24[5,7]	EUR	15,078	17,231
7.750% Cash and 1.000% PIK,
10.750%, due 12/31/24[2,7]	EUR	437,511	499,982

			1,155,313

Toys/Games/Hobbies—0.0%†
Mattel, Inc.
3.375%, due 04/01/26[2]		25,000	25,718
5.450%, due 11/01/41		25,000	29,500

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(concluded)
Toys/Games/Hobbies—(concluded)
6.200%, due 10/01/40		25,000	31,875
			87,093
Transportation—0.5%
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		50,000	48,875
Hidrovias International Finance SARL
4.950%, due 02/08/31[2]		200,000	187,725
InPost SA
2.250%, due 07/15/27[2]	EUR	125,000	141,397
2.250%, due 07/15/27[5]	EUR	100,000	113,118
Rumo Luxembourg SARL
5.875%, due 01/18/25[5]		500,000	515,094
Seaspan Corp.
5.500%, due 08/01/29[2]		225,000	227,230
Western Global Airlines LLC
10.375%, due 08/15/25[2]		125,000	138,936
			1,372,375
Trucking & leasing—0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]		200,000	197,938
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[2]		100,000	100,250
6.500%, due 10/01/25[2]		200,000	205,810
9.750%, due 08/01/27[2]		125,000	140,781
			644,779
Water—0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]		125,000	131,838
Total corporate bonds (cost—$263,659,893)			260,640,378

Loan assignments—1.1%
Broadcast—0.7%
Allen Media LLC,
2021 Term Loan B,
1 mo. USD LIBOR,
5.632%, due 02/10/27[10]		72,971	72,911

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(continued)
Ascent Resources - Utica,
2020 Fixed 2nd Lien Term Loan,
1 mo. USD LIBOR,
10.000%, due 11/01/25[10]	253,000	276,119
Asurion LLC,
2020 Term Loan B8,
1 mo. USD LIBOR,
3.337%, due 12/23/26[10]	95,211	94,214
Avantor Funding, Inc.,
2021 Term Loan B5,
1 mo. USD LIBOR,
0.000%, due 11/08/27	125,000	124,896
Clarios Global LP,
2021 USD Term Loan B,
1 mo. USD LIBOR,
3.337%, due 04/30/26[10]	19,802	19,670
Consolidated Communications, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR,
4.250%, due 10/02/27[10]	150,000	149,965
DirecTV Financing, LLC,
Term Loan,
1 mo. USD LIBOR,
5.750%, due 07/22/27[10]	50,000	50,024
Endure Digital Inc.,
Term Loan,
1 mo. USD LIBOR,
4.250%, due 02/10/28[10]	74,813	73,472
Flex Acquisition Co., Inc.,
2021 Term Loan,
1 mo. USD LIBOR,
4.000%, due 02/23/28[10]	271,482	270,652
Great Canadian Gaming Corp.,
2021 Term Loan,
1 mo. USD LIBOR,
4.129%, due 11/01/26[10]	100,000	100,450
PODS LLC,
2021 Term Loan B,
1 mo. USD LIBOR,
3.750%, due 03/31/28[10]	24,875	24,828

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
Spectacle Gary Holdings LLC,
Delayed Draw Term Loan,
1 mo. USD LIBOR,
11.000%, due 12/23/25[10]	16,850	18,366
Term Loan B,
1 mo. USD LIBOR,
11.000%, due 12/23/25[10]	232,525	253,453
UFC Holdings LLC,
2021 Term Loan B,
1 mo. USD LIBOR,
3.500%, due 04/29/26[10]	90,353	89,788
United Airlines, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR,
4.500%, due 04/21/28[10]	99,500	100,832
WW International, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR,
4.000%, due 04/13/28[10]	49,875	49,252
		1,768,892
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
3 mo. USD LIBOR,
2.657%, due 05/07/25[10]	193,069	189,208

Gaming—0.0%†
Boyd Gaming Corp.,
Term Loan B3,
3 mo. USD LIBOR,
2.324%, due 09/15/23[10]	61,742	61,629

Insurance—0.0%†
Hub International Ltd.,
2018 Term Loan B,
1 mo. USD LIBOR,
2.852% - 2.875%, due 04/25/25[10]	47,944	47,388

Lodging—0.1%
Golden Nugget, Inc.,
2017 Incremental Term Loan B,
1 mo. USD LIBOR,
3.250%, due 10/04/23[10]	160,346	159,458

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Loan assignments—(concluded)
Lodging—(concluded)
2020 Initial Term Loan,
1 mo. USD LIBOR,
13.000%, due 10/04/23[10]	25,000		26,875
			186,333
Media—0.1%
Altice France SA,
2018 Term Loan B13,
3 mo. USD LIBOR,
4.125%, due 08/14/26[10]	165,015		164,121
Diamond Sports Group LLC,
Term Loan,
1 mo. USD LIBOR,
3.340%, due 08/24/26[10]	98,000		51,450
			215,571
Oil & gas—0.1%
Apergy Corp.,
2020 Term Loan,
1 mo. USD LIBOR,
6.000%, due 06/03/27[10]	116,297		118,006
Citgo Holding, Inc.,
2019 Term Loan B,
1 mo. USD LIBOR,
8.000%, due 08/01/23[10]	171,500		170,642
Parker Drilling Co.,
2nd Lien PIK Term Loan,
2.000% - 11.000%, due 03/26/24	27,088		25,192
			313,840
Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
1 mo. USD LIBOR,
1.837%, due 11/19/26[10]	107,282		105,117
Total loan assignments
(cost—$2,887,945)			2,887,978

Non-U.S. government agency obligations—0.3%
Ivory Coast Government International Bond,
4.875%, due 01/30/32[5]	EUR	400,000	452,083

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
Turkiye Ihracat Kredi Bankasi AS,
5.375%, due 10/24/23[2]	200,000	202,412
5.375%, due 10/24/23[5]	200,000	202,413
5.375%, due 10/24/23[5]	50,000	50,603
Total non-U.S. government agency obligations (cost—$948,278)		907,511

	Number of shares
Common stocks—0.4%
Aerospace & defense—0.0%†
Egmv13794[3,4,11]	2,750	0

Chemicals—0.1%
Hexion Holdings Corp., Class B*	8,128	186,944

Diversified financial services—0.1%
Spn New[2,3]	3,832	164,776

Energy equipment & services—0.1%
Diamond Offshore Drilling, Inc.[3]	11,325	62,288
FTS International, Inc.*	4,759	126,113
Noble Corp.[3,11]	207	5,208
Parker Drilling Co.*	1,153	6,342
		199,951
Gas utilities—0.0%†
Ferrellgas Partners LP	364	87,724

Metals & mining—0.0%†
Aleris International[3,4,11]	795	15,900
Cloud Peak Energy, Inc.[3,4,11]	66	0
Petra Diamonds Ltd.*	2,704,982	57,379
		73,279
Oil & Gas—0.0%†
Chaparral Energy, Inc.[3,4]	1,269	38,070

Oil, gas & consumable fuels—0.1%
Gulfport Energy Operating Corp.*	3,410	279,756

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Summit Midstream Partners LP*	4,371	137,206
Superior Energy Services[3]	177	7,611
		424,573
Paper & forest products—0.0%†
Northwest Hardwoods, Inc.[3,4,11]	936	23,400
Total common stocks (cost—$1,325,964)		1,198,717

Preferred stocks—0.1%
Machinery—0.0%†
Selecta Group BV3	21,852	18,756
Selecta Group BV3	43,703	37,512
Total Machinery		56,268

Oil, gas & consumable fuels—0.1%
Global Partners LP8	4,255	112,630
Gulfport Energy Corp.[3,7,8]	9	52,875
Total oil, gas & consumable fuels		165,505
Total preferred stocks (cost—$133,291)		221,773

	Number of warrants
Warrants—0.0%†
Appvion Holding Corp. expires 06/13/23*,3,4,11	1268
California Resources Corp. expire 10/27/24*	201	3,113
Chaparral Energy, Inc. expires 10/01/24*,3	9	4
Chaparral Energy, Inc. expires 10/01/25*,3	9	6
Denbury, Inc. expires 09/18/25*	1,376	73,341
iHeartMedia, Inc. expires 05/01/39*	1,347	26,038
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,886	104

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of warrants	Value($)
Warrants—(concluded)
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*	1,215	58
Total warrants (cost—$47,892)		102,664

	Number of shares
Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[14] (cost—$3,235,334)	3,235,334	3,235,334

Investment of cash collateral from securities loaned—3.5%
Money market funds—3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[14] (cost—$9,631,880)	9,631,880	9,631,880
Total investments (cost—$281,870,477)[15]—102.2%		278,826,235
Liabilities in excess of other assets—(2.2)%		(6,112,825)
Net assets—100.0%		$272,713,410

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	EUR	44,801,491	USD	51,948,941	11/08/21	152,395
SSC	EUR	623,827	USD	719,885	11/08/21	(1,343)
SSC	GBP	30,000	EUR	35,571	11/08/21	68
SSC	GBP	5,274,716	USD	7,173,898	11/08/21	(44,867)
SSC	GBP	61,650	USD	83,558	11/08/21	(814)
SSC	USD	70,000	EUR	60,322	11/08/21	(260)
SSC	USD	30,000	EUR	25,763	11/08/21	(214)
SSC	USD	105,000	GBP	76,310	11/08/21	(565)
Net unrealized appreciation (depreciation)						104,400

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	260,579,363	61,015	260,640,378
Loan assignments	—	2,887,978	—	2,887,978
Non-U.S. government agency obligations	—	907,511	—	907,511
Common stocks	881,464	239,883	77,370	1,198,717
Preferred stocks	112,630	109,143	—	221,773
Warrants	76,616	26,048	—	102,664
Short-term investments	—	3,235,334	—	3,235,334
Investment of cash collateral from securities loaned	—	9,631,880	—	9,631,880
Forward foreign currency contracts	—	152,463	—	152,463
Total	1,070,710	277,769,603	138,385	278,978,698

Liabilities
Forward foreign currency contracts	—	(48,063)	—	(48,063)

At October 31, 2021, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05%
*	Non-income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $139,305,269, represented 50.5% of the Portfolio's net assets at period end.
3	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Security, or portion thereof, was on loan at the period end.
7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

PACE High Yield Investments
Portfolio of investments – October 31, 2021 (unaudited)

[10]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[11]	This security is considered restricted. At period end, the value of restricted security was $81,186, represented 0.0% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/21	Value as a percentage of net assets
Aleris International	1/10/17	$13,981	0.0%	$15,900	0.0%
Appvion, Inc.9.000%, due 06/01/25	6/1/20	650,000	0.2	6,500	0.0
Cloud Peak Energy 3.000%, due 03/15/24	7/30/15-12/17/19	456,114	0.2	5,500	0.0
GenOn Energy, Inc. 3.000%, due 06/15/17	5/9/19	—	0.0	0	0.0
Gulfport Energy Corp. 2.000%, due 10/15/24	5/17/21	2,439	0.0	2,750	0.0
Gulfport Energy Corp. 3.000%, due 05/15/25	5/17/21	4,442	0.0	5,500	0.0
Gulfport Energy Corp. 3.000%, due 01/15/26	5/17/21	7,462	0.0	9,265	0.0
Noble Corp.	2/8/21	552	0.0	5,208	0.0
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	329,036	0.1	10,500	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	475,000	0.2	14,250	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	—	5,813	0.0

[12]	Bond interest in default.
[13]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
[14]	Rates shown reflect yield at October 31, 2021.
[15]	Includes $ 9,677,583 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $9,631,880 and non-cash collateral of $285,756

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—96.3%
Aerospace & defense—4.9%
BAE Systems PLC	922,773	6,968,471
General Dynamics Corp.	122,290	24,794,297
Raytheon Technologies Corp.	274,553	24,396,780
		56,159,548
Air freight & logistics—0.5%
FedEx Corp.	24,647	5,805,108

Airlines—0.6%
Southwest Airlines Co.*	152,752	7,222,115

Auto components—0.6%
Lear Corp.	41,856	7,192,954

Automobiles—1.1%
Ford Motor Co.	168,628	2,880,166
Harley-Davidson, Inc.	257,502	9,396,248
		12,276,414
Banks—8.1%
Bank of America Corp.	61,118	2,920,218
Citigroup, Inc.	380,730	26,331,287
JPMorgan Chase & Co.	157,856	26,818,156
M&T Bank Corp.	85,461	12,573,022
Truist Financial Corp.	253,111	16,064,955
Wells Fargo & Co.	163,779	8,378,934
		93,086,572
Building products—1.1%
Johnson Controls International PLC	174,363	12,793,013

Capital markets—5.5%
Bank of New York Mellon Corp.	338,624	20,046,541
BlackRock, Inc.	15,768	14,876,477
Goldman Sachs Group, Inc.	6,216	2,569,384
Morgan Stanley	251,011	25,798,910
		63,291,312
Chemicals—3.8%
Axalta Coating Systems Ltd.*	650,101	20,276,650
Celanese Corp.	118,514	19,141,196

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Dow, Inc.	72,223	4,042,322
		43,460,168
Communications equipment—2.2%
Cisco Systems, Inc.	459,339	25,709,204

Construction materials—1.7%
HeidelbergCement AG	263,991	19,879,006

Consumer finance—2.0%
American Express Co.	107,799	18,733,310
Capital One Financial Corp.	25,553	3,859,270
		22,592,580
Diversified financial services—2.8%
Berkshire Hathaway, Inc., Class B*	75,048	21,539,527
Equitable Holdings, Inc.	187,700	6,287,950
Voya Financial, Inc.[1]	56,156	3,918,004
		31,745,481
Electric utilities—2.9%
Edison International	102,920	6,476,755
Exelon Corp.	371,014	19,734,235
NRG Energy, Inc.	182,319	7,272,705
		33,483,695
Electrical equipment—1.6%
Eaton Corp. PLC	113,477	18,696,470

Electronic equipment, instruments & components—2.5%
Corning, Inc.	385,159	13,700,106
TE Connectivity Ltd.	106,468	15,544,328
		29,244,434
Energy equipment & services—1.3%
Baker Hughes Co.	194,863	4,887,164
Halliburton Co.	229,000	5,722,710

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
NOV, Inc.*	321,509	4,507,556
		15,117,430
Equity real estate investment trusts—1.2%
Crown Castle International Corp.	75,260	13,569,378

Food & staples retailing—0.3%
Sprouts Farmers Market, Inc.*	149,779	3,316,107

Food products—2.8%
Archer-Daniels-Midland Co.	289,148	18,574,867
Danone SA	209,127	13,622,657
		32,197,524
Health care equipment & supplies—3.2%
Becton Dickinson and Co.	85,864	20,572,156
DENTSPLY SIRONA, Inc.	288,043	16,478,940
		37,051,096
Health care providers & services—5.5%
Anthem, Inc.	63,625	27,685,146
Cardinal Health, Inc.	28,107	1,343,796
Fresenius Medical Care AG & Co. KGaA, ADR	98,524	3,273,953
McKesson Corp.	17,214	3,578,446
UnitedHealth Group, Inc.	60,169	27,706,019
		63,587,360
Hotels, restaurants & leisure—3.2%
Booking Holdings, Inc.*	8,138	19,700,308
Expedia Group, Inc.*	102,367	16,830,158
		36,530,466
Household durables—0.7%
Mohawk Industries, Inc.*	20,696	3,667,538
Newell Brands, Inc.	214,655	4,913,453
		8,580,991
Industrial conglomerates—0.7%
General Electric Co.	76,209	7,992,038

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—7.9%
American International Group, Inc.	153,575	9,074,747
Axis Capital Holdings Ltd.	82,399	4,290,516
Chubb Ltd.	129,419	25,285,884
Marsh & McLennan Cos., Inc.	65,695	10,957,926
MetLife, Inc.	433,621	27,231,399
Progressive Corp.	147,641	14,008,178
		90,848,650
Interactive media & services—3.6%
Alphabet, Inc., Class A*	7,123	21,090,633
Meta Platforms, Inc. Class A*	64,513	20,874,472
		41,965,105
Internet & direct marketing retail—1.6%
Alibaba Group Holding Ltd., ADR*	112,313	18,524,906

IT services—0.9%
Amdocs Ltd.	55,546	4,323,700
Cognizant Technology Solutions Corp., Class A	80,721	6,303,503
		10,627,203
Machinery—0.5%
Westinghouse Air Brake Technologies Corp.	60,499	5,489,074

Media—1.7%
Comcast Corp., Class A	381,886	19,640,397

Multi-utilities—1.5%
Sempra Energy	134,148	17,121,309

Oil, gas & consumable fuels—2.8%
Cenovus Energy, Inc.[1]	148,443	1,778,347
Exxon Mobil Corp.	55,365	3,569,381
Pioneer Natural Resources Co.	131,150	24,522,427
Royal Dutch Shell PLC, ADR, Class A	63,703	2,925,242
		32,795,397
Personal products—1.3%
Unilever PLC, ADR	270,683	14,503,195

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—5.0%
Eli Lilly & Co.	54,649	13,922,379
Johnson & Johnson	130,573	21,267,730
Merck & Co., Inc.	229,522	20,209,412
Pfizer, Inc.	43,035	1,882,351
		57,281,872
Software—0.1%
SS&C Technologies Holdings, Inc.	11,770	935,362

Specialty retail—3.4%
Advance Auto Parts, Inc.	71,088	16,031,766
Lowe's Cos., Inc.	98,466	23,023,320
		39,055,086
Technology hardware, storage & peripherals—1.9%
Hewlett Packard Enterprise Co.	274,694	4,024,267
Samsung Electronics Co. Ltd.	297,370	17,762,549
		21,786,816
Textiles, apparel & luxury goods—1.2%
Gildan Activewear, Inc.[1]	114,437	4,202,127
PVH Corp.*	50,886	5,563,366
Skechers USA, Inc., Class A*	77,662	3,588,761
		13,354,254
Tobacco—2.1%
Philip Morris International, Inc.	255,800	24,183,332
Total common stocks (cost—$942,707,699)		1,108,692,422

Short-term investments—3.2%
Investment companies—3.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$37,343,883)	37,343,883	37,343,883

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

Total investments (cost—$980,051,582)[3]—99.5%	1,146,036,305
Other assets in excess of liabilities—0.5%	5,211,541
Net assets—100.0%	$1,151,247,846

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,108,692,422	—	—	1,108,692,422
Short-term investments	—	37,343,883	—	37,343,883
Total	1,108,692,422	37,343,883	—	1,146,036,305

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at October 31, 2021.

3	Includes $ 8,384,300 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $ 8,659,725.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.6%
Aerospace & defense—1.0%
TransDigm Group, Inc.*	20,553	12,821,372

Automobiles—2.0%
Tesla, Inc.*	23,841	26,558,874

Banks—0.7%
SVB Financial Group*	13,522	9,700,683

Beverages—0.6%
Monster Beverage Corp.*	87,570	7,443,450

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc.*	1,972	314,652
Biogen, Inc. *	9,042	2,411,321
Exact Sciences Corp.*	14,446	1,375,548
Moderna, Inc. *	4,711	1,626,284
Regeneron Pharmaceuticals, Inc.*	8,199	5,246,868
Seagen, Inc.*	34,436	6,072,100
		17,046,773
Building products—0.6%
Trane Technologies PLC	40,573	7,340,873

Capital markets—5.2%
Blackstone, Inc.	125,773	17,409,499
Charles Schwab Corp.	359,378	29,479,777
KKR & Co., Inc.	53,283	4,245,057
MarketAxess Holdings, Inc.	3,605	1,473,255
Morgan Stanley	121,804	12,519,015
MSCI, Inc.	4,700	3,124,936
		68,251,539
Chemicals—2.3%
Air Products and Chemicals, Inc.	78,525	23,542,580
Sherwin-Williams Co.	21,637	6,850,491
		30,393,071
Commercial services & supplies—0.3%
Waste Management, Inc.	22,986	3,683,047

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—0.4%
Capital One Financial Corp.	36,372	5,493,263

Diversified financial services—2.4%
Berkshire Hathaway, Inc., Class B*	107,030	30,718,680

Electrical equipment—0.7%
Rockwell Automation, Inc.	28,238	9,019,217

Electronic equipment, instruments & components—0.5%
Amphenol Corp., Class A	76,275	5,855,632

Entertainment—2.7%
Netflix, Inc.*	49,879	34,431,973
Roku, Inc.*	2,348	715,905
		35,147,878
Equity real estate investment trusts—2.0%
American Tower Corp.	91,916	25,917,555

Health care equipment & supplies—2.9%
ABIOMED, Inc.*	4,621	1,534,357
Align Technology, Inc.*	22,068	13,778,597
DexCom, Inc.*	8,949	5,577,106
Edwards Lifesciences Corp.*	47,555	5,698,040
Intuitive Surgical, Inc.*	32,085	11,586,856
		38,174,956
Health care providers & services—1.4%
HCA Healthcare, Inc.	44,158	11,059,812
McKesson Corp.	36,252	7,536,066
		18,595,878
Health care technology—0.3%
Veeva Systems, Inc., Class A*	12,560	3,981,646

Hotels, restaurants & leisure—1.6%
Airbnb, Inc., Class A*	16,304	2,782,441
Booking Holdings, Inc.*	3,075	7,443,898

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Chipotle Mexican Grill, Inc.*	5,803	10,323,711
		20,550,050
Industrial conglomerates—3.5%
Honeywell International, Inc.	108,679	23,759,403
Roper Technologies, Inc.	45,490	22,193,206
		45,952,609
Insurance—2.0%
Markel Corp.*	19,519	25,630,985

Interactive media & services—10.4%
Alphabet, Inc., Class C*	27,626	81,922,417
Match Group, Inc.*	73,402	11,067,554
Meta Platforms, Inc. Class A*	105,827	34,242,442
Snap, Inc., Class A*	143,226	7,530,823
		134,763,236
Internet & direct marketing retail—5.4%
Amazon.com, Inc.*	19,066	64,298,750
Etsy, Inc.*	17,091	4,284,543
MercadoLibre, Inc.*	595	881,207
Wayfair, Inc., Class A*,1	1,273	317,104
		69,781,604
IT services—4.1%
Affirm Holdings, Inc.*,1	12,935	2,101,938
Mastercard, Inc., Class A	26,726	8,967,108
MongoDB, Inc.*	5,580	2,908,798
PayPal Holdings, Inc.*	53,985	12,556,371
Shopify, Inc., Class A*	103	151,073
Snowflake, Inc., Class A*	17,273	6,111,878
Square, Inc., Class A*	21,905	5,574,822
Twilio, Inc., Class A*	19,708	5,742,123
Visa, Inc., A Shares	32,189	6,816,665
Wix.com Ltd.*	16,154	3,003,998
		53,934,774
Life sciences tools & services—2.4%
10X Genomics, Inc., Class A*	18,689	3,013,975

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Mettler-Toledo International, Inc.*	17,650	26,137,532
Thermo Fisher Scientific, Inc.	3,458	2,189,156
		31,340,663
Machinery—1.2%
Deere & Co.	43,866	15,015,771

Media—0.4%
Charter Communications, Inc., Class A*	8,355	5,638,706

Metals & mining—0.6%
Freeport-McMoRan, Inc.	216,849	8,179,544

Personal products—1.4%
Estee Lauder Cos., Inc., Class A	22,944	7,441,427
Unilever PLC, ADR	209,777	11,239,852
		18,681,279
Pharmaceuticals—0.4%
Catalent, Inc.*	33,122	4,566,199

Professional services—0.3%
Verisk Analytics, Inc.	20,712	4,355,112

Road & rail—0.8%
Norfolk Southern Corp.	6,700	1,963,435
Uber Technologies, Inc.*	186,798	8,185,488
		10,148,923
Semiconductors & semiconductor equipment—5.9%
Advanced Micro Devices, Inc.*	109,459	13,160,256
ASML Holding N.V. NY Registered Shares	12,623	10,260,984
Enphase Energy, Inc.*	1,617	374,546
Lam Research Corp.	11,028	6,215,050
Microchip Technology, Inc.	351,078	26,011,369
NVIDIA Corp.	55,926	14,298,600
Texas Instruments, Inc.	36,470	6,837,396
		77,158,201
Software—20.0%
Adobe, Inc.*	47,798	31,085,907

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Coupa Software, Inc.*	14,010	3,190,077
Datadog, Inc., Class A*	36,481	6,094,151
HubSpot, Inc.*	4,928	3,992,813
Intuit, Inc.	82,443	51,608,494
Microsoft Corp.	330,004	109,435,926
Oracle Corp.	102,403	9,824,544
Paycom Software, Inc.*	6,420	3,517,197
Salesforce.com, Inc.*	63,951	19,165,475
ServiceNow, Inc.*	9,233	6,442,418
SS&C Technologies Holdings, Inc.	54,894	4,362,426
Synopsys, Inc.*	21,016	7,002,111
Trade Desk, Inc., Class A*	3,103	232,446
Workday, Inc., Class A*	4,917	1,425,832
Zoom Video Communications, Inc., Class A*	8,841	2,428,181
		259,807,998
Specialty retail—2.0%
AutoZone, Inc.*	5,120	9,138,381
Carvana Co.*	16,900	5,123,742
Lowe's Cos., Inc.	51,069	11,940,953
		26,203,076
Technology hardware, storage & peripherals—6.2%
Apple, Inc.	536,401	80,352,870

Textiles, apparel & luxury goods—2.7%
Nike, Inc., Class B	173,774	29,070,653
Tapestry, Inc.	163,878	6,387,964
		35,458,617
Total common stocks (cost—$758,528,647)		1,283,664,604

Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$18,207,970)	18,207,970	18,207,970

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

Total investments (cost —$776,736,617)[3]—100.0%	1,301,872,574
Liabilities in excess of other assets—0.00%	(23,035)
Net assets—100.0%	$1,301,849,539

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,283,664,604	—	—	1,283,664,604
Short-term investments	—	18,207,970	—	18,207,970
Total	1,283,664,604	18,207,970	—	1,301,872,574

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2021.
3	Includes $2,419,042 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $2,461,364.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—97.8%
Auto components—1.3%
Adient PLC*	62,220	2,589,597
Gentex Corp.	112,265	3,973,058
		6,562,655
Automobiles—1.1%
Thor Industries, Inc.	55,049	5,612,796

Banks—12.8%
Ameris Bancorp	90,920	4,763,299
Atlantic Capital Bancshares, Inc.*	86,301	2,374,141
Bank of Hawaii Corp.	59,987	5,068,901
Bank of NT Butterfield & Son Ltd.	122,675	4,404,032
Bank OZK	95,260	4,255,264
Banner Corp.	76,800	4,435,968
Carter Bankshares, Inc.*	81,425	1,219,747
Cathay General Bancorp	95,400	4,024,926
Central Pacific Financial Corp.	120,580	3,314,744
First Bancorp/Southern Pines NC	13,000	629,460
First Citizens BancShares, Inc., Class A	3,500	2,848,650
First Horizon Corp.	234,802	3,984,590
Glacier Bancorp, Inc.	77,355	4,276,958
Hancock Whitney Corp.	76,520	3,786,210
Popular, Inc.	51,200	4,169,728
Regions Financial Corp.	31,600	748,288
Truist Financial Corp.	21,600	1,370,952
Webster Financial Corp.	119,030	6,660,919
		62,336,777
Beverages—1.0%
National Beverage Corp.	85,634	4,829,758

Biotechnology—0.5%
Anika Therapeutics, Inc.*	54,600	2,274,090

Building products—2.6%
Armstrong World Industries, Inc.	36,839	3,892,041
Carrier Global Corp.	17,900	934,917
Lennox International, Inc.	8,675	2,596,254
Resideo Technologies, Inc.*	116,105	2,863,149

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Zurn Water Solutions Corp.	63,090	2,288,905
		12,575,266
Capital markets—2.1%
Artisan Partners Asset Management, Inc., Class A	73,715	3,651,841
Jefferies Financial Group, Inc.	10,000	430,000
MSCI, Inc.	7,441	4,947,372
Virtus Investment Partners, Inc.	4,474	1,431,680
		10,460,893
Chemicals—3.1%
Axalta Coating Systems Ltd.*	122,300	3,814,537
Innospec, Inc.	28,100	2,546,141
Scotts Miracle-Gro Co.	38,396	5,700,270
Valvoline, Inc.	83,345	2,830,396
		14,891,344
Commercial services & supplies—1.8%
KAR Auction Services, Inc.*	441,470	6,476,365
Stericycle, Inc.*	32,450	2,171,554
		8,647,919
Communications equipment—1.8%
Comtech Telecommunications Corp.	164,775	3,554,197
Plantronics, Inc.*	192,265	5,145,011
		8,699,208
Consumer finance—1.6%
Enova International, Inc.*	76,080	2,468,035
Navient Corp.	114,560	2,256,832
SLM Corp.	177,655	3,259,970
		7,984,837
Containers & packaging—0.6%
Sealed Air Corp.	51,840	3,075,149

Diversified consumer services—0.8%
H&R Block, Inc.	26,400	609,048

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
Terminix Global Holdings, Inc.*	84,307	3,412,747
		4,021,795
Diversified telecommunication services—0.8%
Liberty Latin America Ltd., Class A*	307,740	3,699,035

Electric utilities—1.9%
Entergy Corp.	9,100	937,482
Evergy, Inc.	13,494	860,242
IDACORP, Inc.	35,225	3,674,672
Portland General Electric Co.	76,570	3,775,667
		9,248,063
Electrical equipment—0.8%
EnerSys	49,240	3,941,170

Electronic equipment, instruments & components—2.5%
CDW Corp.	25,858	4,826,396
Zebra Technologies Corp., Class A*	13,800	7,368,510
		12,194,906
Energy equipment & services—1.0%
ChampionX Corp.*	169,400	4,443,362
TETRA Technologies, Inc.*	176,115	568,851
		5,012,213
Entertainment—0.4%
Lions Gate Entertainment Corp., Class B*	161,837	1,831,995

Equity real estate investment trusts—6.5%
American Campus Communities, Inc.	91,082	4,892,925
CatchMark Timber Trust, Inc., Class A	78,176	669,187
Granite Real Estate Investment Trust	25,690	2,082,174
Hudson Pacific Properties, Inc.	144,150	3,711,862
Lamar Advertising Co., Class A	45,282	5,125,922
MGM Growth Properties LLC, Class A	121,863	4,798,965
Office Properties Income Trust	30,374	778,182
Outfront Media, Inc.*	166,175	4,136,096

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Physicians Realty Trust	284,380	5,406,064
		31,601,377
Food & staples retailing—0.8%
U.S. Foods Holding Corp.*	117,780	4,083,433

Food products—1.5%
Conagra Brands, Inc.	10,300	331,660
Lamb Weston Holdings, Inc.	4,400	248,380
Post Holdings, Inc.*	25,040	2,541,059
TreeHouse Foods, Inc.*	97,215	3,513,350
Tyson Foods, Inc., Class A	6,800	543,796
		7,178,245
Health care equipment & supplies—1.7%
CONMED Corp.	6,000	877,680
Envista Holdings Corp.*	98,350	3,845,485
Integra LifeSciences Holdings Corp.*	52,700	3,502,442
		8,225,607
Health care providers & services—3.9%
Acadia Healthcare Co., Inc.*	57,070	3,538,340
AdaptHealth Corp.*	120,010	3,270,273
CorVel Corp.*	26,282	4,815,388
Hanger, Inc.*	278,472	5,201,857
Select Medical Holdings Corp.	44,700	1,484,934
Tenet Healthcare Corp.*	10,400	745,264
		19,056,056
Hotels, restaurants & leisure—3.3%
Boston Pizza Royalties Income Fund	26,900	323,203
Cheesecake Factory, Inc.*	191,109	7,766,670
Despegar.com Corp.*	258,640	2,876,077
El Pollo Loco Holdings, Inc.*	71,402	1,049,609
Six Flags Entertainment Corp.*	96,520	3,969,868
		15,985,427
Household durables—0.1%
Taylor Morrison Home Corp.*	14,100	430,473

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household products—0.5%
WD-40 Co.	11,350	2,576,450

Insurance—3.3%
Argo Group International Holdings Ltd.	74,420	4,100,542
Assured Guaranty Ltd.	66,440	3,692,735
CNO Financial Group, Inc.	83,237	2,009,341
W. R. Berkley Corp.	76,475	6,087,410
		15,890,028
IT services—3.1%
Broadridge Financial Solutions, Inc.	31,450	5,610,994
DXC Technology Co.*	83,230	2,710,801
International Money Express, Inc.*	32,413	542,594
Jack Henry & Associates, Inc.	33,087	5,508,324
VeriSign, Inc.*	3,900	868,413
		15,241,126
Leisure products—0.4%
JAKKS Pacific, Inc.*,1	207,879	2,180,651

Life sciences tools & services—0.9%
Syneos Health, Inc.*	49,195	4,591,861

Machinery—8.2%
Altra Industrial Motion Corp.	65,815	3,432,252
EnPro Industries, Inc.	47,840	4,289,334
Graco, Inc.	65,300	4,909,254
Helios Technologies, Inc.	47,000	4,279,350
John Bean Technologies Corp.	25,688	3,795,402
Lincoln Electric Holdings, Inc.	19,445	2,768,968
Miller Industries, Inc.	59,826	2,162,112
RBC Bearings, Inc.*	27,676	6,474,247
Terex Corp.	79,665	3,568,992
Toro Co.	47,171	4,503,415
		40,183,326
Marine—0.9%
Kirby Corp.*	82,530	4,325,397

Media—0.1%
ViacomCBS, Inc., Class B	19,500	706,290

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Metals & mining—0.9%
Allegheny Technologies, Inc.*	258,310	4,158,791

Mortgage real estate investment trust—0.9%
Redwood Trust, Inc.	322,109	4,367,798

Multi-utilities—0.1%
Black Hills Corp.	7,200	477,936

Oil, gas & consumable fuels—3.9%
Chesapeake Energy Corp.	6,800	433,432
EQT Corp.*	262,765	5,231,651
Golar LNG Ltd.*	207,593	2,704,937
PDC Energy, Inc.	110,930	5,802,748
Viper Energy Partners LP	223,180	4,921,119
		19,093,887
Paper & forest products—0.0%†
Mercer International, Inc.	8,900	95,853

Personal products—0.7%
elf Beauty, Inc.*	107,150	3,462,017

Professional services—2.9%
KBR, Inc.	90,400	3,836,576
Resources Connection, Inc.	114,640	1,995,882
Science Applications International Corp.	25,700	2,307,346
TransUnion	53,800	6,202,602
		14,342,406
Road & rail—1.1%
Landstar System, Inc.	29,200	5,133,652

Semiconductors & semiconductor equipment—1.3%
Teradyne, Inc.	46,900	6,483,456

Software—4.4%
8x8, Inc.*	103,860	2,353,468
American Software, Inc. Class A	145,414	4,206,827
Avast PLC[2]	46,966	359,685
CDK Global, Inc.	58,000	2,524,160
Dolby Laboratories, Inc., Class A	38,304	3,384,158
New Relic, Inc.*	42,800	3,473,648

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
SailPoint Technologies Holding, Inc.*	92,920	4,458,301
Xperi Holding Corp.	30,979	555,144
		21,315,391
Specialty retail—2.6%
Gap, Inc.	75,500	1,713,095
Leslie's, Inc.*	131,645	2,722,418
Rent-A-Center, Inc.	75,300	4,010,478
Tilly's, Inc., Class A	34,159	474,127
Urban Outfitters, Inc.*	110,775	3,537,046
		12,457,164
Technology hardware, storage & peripherals—1.4%
Diebold Nixdorf, Inc.*	679,271	6,113,439
Xerox Holdings Corp.	29,200	519,760
		6,633,199
Textiles, apparel & luxury goods—2.5%
Capri Holdings Ltd.*	117,315	6,245,851
Carter's, Inc.	2,700	266,004
Samsonite International SA, ADR*	543,950	5,798,507
		12,310,362
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	56,230	2,699,040

Trading companies & distributors—0.8%
Beacon Roofing Supply, Inc.*	73,160	3,867,969
Total common stocks (cost—$339,471,094)		477,054,537

Investment companies—0.1%
Sprott Physical Uranium Trust* (cost—$520,683)	61,250	680,995

Short-term investments—2.5%
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$11,992,759)	11,992,759	11,992,759

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

Total investments (cost—$351,984,536)[4]—100.4%	489,728,291
Liabilities in excess of other assets—(0.4)%	(1,747,183)
Net assets—100.0%	$487,981,108

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	477,054,537	—	—	477,054,537
Investment companies	680,995	—	—	680,995
Short-term investments	—	11,992,759	—	11,992,759
Total	477,735,532	11,992,759	—	489,728,291

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $359,685, represented 0.1% of the Portfolio's net assets at period end.
3	Rates shown reflect yield at October 31, 2021.
4	Includes $32,057 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $34,402.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—99.3%
Aerospace & defense—0.6%
Axon Enterprise, Inc.*	13,318	2,396,707
Howmet Aerospace, Inc.	20,628	612,446
		3,009,153
Airlines—0.3%
Allegiant Travel Co.*	8,997	1,576,904

Auto components—1.2%
Adient PLC*	8,176	340,285
Gentex Corp.	89,672	3,173,492
Modine Manufacturing Co.*	11,502	126,522
Stoneridge, Inc.*	14,849	281,834
Tenneco, Inc., Class A*	26,881	356,711
Visteon Corp.*	18,856	2,134,122
		6,412,966
Banks—1.4%
CrossFirst Bankshares, Inc.*	10,150	144,434
Customers Bancorp, Inc.*	16,555	882,216
Five Star Bancorp	877	24,047
Live Oak Bancshares, Inc.	8,741	779,522
Metrocity Bankshares, Inc.	1,188	27,918
Metropolitan Bank Holding Corp.*	3,810	346,177
Northeast Bank	3,992	132,135
Origin Bancorp, Inc.	848	37,821
Silvergate Capital Corp., Class A*	2,503	392,020
Texas Capital Bancshares, Inc.*	11,660	706,596
Triumph Bancorp, Inc.*	13,354	1,566,424
Veritex Holdings, Inc.	4,187	171,458
Western Alliance Bancorp	19,185	2,227,187
		7,437,955
Beverages—1.2%
Boston Beer Co., Inc., Class A*	2,991	1,473,007
Celsius Holdings, Inc.*	32,063	3,094,721
Coca-Cola Consolidated, Inc.	3,435	1,378,809
		5,946,537
Biotechnology—4.7%
ACADIA Pharmaceuticals, Inc.*	49,848	894,772
Akebia Therapeutics, Inc.*	214,200	614,754

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Biotechnology—(concluded)
Alkermes PLC*	86,995	2,635,079
Amicus Therapeutics, Inc.*	139,046	1,459,983
Apellis Pharmaceuticals, Inc.*	24,972	767,639
Ardelyx, Inc.*,1	107,305	129,839
Arena Pharmaceuticals, Inc.*	5,756	330,337
Athenex, Inc.*,1	62,227	158,057
Chinook Therapeutics, Inc.*,2,3	9,389	0
CytomX Therapeutics, Inc.*	70,826	419,998
Eagle Pharmaceuticals, Inc.*	16,188	847,766
Enanta Pharmaceuticals, Inc.*	7,657	657,353
Exelixis, Inc.*	94,503	2,032,760
FibroGen, Inc.*	58,576	651,365
Global Blood Therapeutics, Inc.*	24,302	887,509
Harpoon Therapeutics, Inc.*	9,300	58,218
Hookipa Pharma, Inc.*	8,949	43,582
Incyte Corp.*	9,634	645,285
Intercept Pharmaceuticals, Inc.*	31,260	527,044
Ionis Pharmaceuticals, Inc.*	54,355	1,732,294
Mirum Pharmaceuticals, Inc.*	5,688	90,325
Natera, Inc.*	5,895	675,390
Prothena Corp. PLC*	10,298	569,994
PTC Therapeutics, Inc.*	22,436	850,998
Puma Biotechnology, Inc.*	35,234	179,693
Radius Health, Inc.*	77,231	1,668,190
Sarepta Therapeutics, Inc.*	19,788	1,565,824
Selecta Biosciences, Inc.*	75,736	271,892
Travere Therapeutics, Inc.*	60,768	1,750,726
Veracyte, Inc.*	9,588	459,073
Vericel Corp.*	8,938	411,327
		23,987,066
Building products—0.9%
Advanced Drainage Systems, Inc.	6,600	744,480
Masonite International Corp.*	13,772	1,652,778
Tecnoglass, Inc.	54,265	1,567,173
Trex Co., Inc.*	5,824	619,674
		4,584,105
Capital markets—0.8%
Focus Financial Partners, Inc., Class A*	12,193	766,452
Greenhill & Co., Inc.	17,939	282,001

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Capital markets—(concluded)
LPL Financial Holdings, Inc.	15,570	2,553,791
StoneX Group, Inc.*	7,860	543,205
		4,145,449
Chemicals—1.0%
American Vanguard Corp.	20,171	314,264
Chemours Co.	46,064	1,290,713
Kronos Worldwide, Inc.	12,030	156,751
Olin Corp.	14,165	807,122
Orion Engineered Carbons SA*	40,157	754,952
Trinseo PLC	19,433	1,089,414
Westlake Chemical Corp.	8,744	851,141
		5,264,357
Commercial services & supplies—2.9%
Cimpress PLC*	9,213	822,905
Driven Brands Holdings, Inc.*	17,485	567,738
Healthcare Services Group, Inc.	115,424	2,214,987
Interface, Inc.	4,495	64,548
Montrose Environmental Group, Inc.*	43,478	2,980,417
Ritchie Bros Auctioneers, Inc.	102,838	7,028,977
Tetra Tech, Inc.	8,612	1,512,784
		15,192,356
Communications equipment—1.1%
CalAmp Corp.*	29,835	287,012
Cambium Networks Corp.*	3,385	95,525
Casa Systems, Inc.*	42,200	267,126
CommScope Holding Co., Inc.*	51,524	551,822
DZS, Inc.*	10,532	114,799
Extreme Networks, Inc.*	214,668	2,110,186
Harmonic, Inc.*	44,473	403,370
Infinera Corp.*	119,125	904,159
Plantronics, Inc.*	33,238	889,449
		5,623,448
Construction & engineering—1.6%
EMCOR Group, Inc.	18,160	2,206,259
MYR Group, Inc.*	17,107	1,747,480
Sterling Construction Co., Inc.*	8,205	197,248

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Construction & engineering—(concluded)
WillScot Mobile Mini Holdings Corp.*	114,216	3,969,006
		8,119,993
Construction materials—0.2%
Summit Materials, Inc., Class A*	27,164	968,397

Consumer finance—0.7%
Atlanticus Holdings Corp.*	2,767	214,415
Green Dot Corp., Class A*	26,526	1,123,641
PRA Group, Inc.*	54,233	2,325,511
		3,663,567
Containers & packaging—0.5%
O-I Glass, Inc.*	27,000	352,350
Ranpak Holdings Corp.*	62,477	2,152,957
		2,505,307
Diversified consumer services—2.1%
2U, Inc.*,1	84,164	2,486,205
Carriage Services, Inc.	7,480	384,846
Frontdoor, Inc.*	16,703	622,688
Grand Canyon Education, Inc.*	61,649	4,913,425
Stride, Inc.*	4,203	149,206
Terminix Global Holdings, Inc.*	57,060	2,309,789
		10,866,159
Diversified telecommunication services—0.7%
Cogent Communications Holdings, Inc.	36,731	2,813,227
Ooma, Inc.*	38,613	891,961
		3,705,188
Electric utilities—0.4%
NRG Energy, Inc.	55,966	2,232,484

Electrical equipment—0.5%
Allied Motion Technologies, Inc.	8,632	303,415
Fluence Energy, Inc.*	109	3,877
Generac Holdings, Inc.*	4,100	2,044,096

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Electrical equipment—(concluded)
Vicor Corp.*	2,102	318,642
		2,670,030
Electronic equipment, instruments & components—1.7%
Itron, Inc.*	8,752	680,643
Jabil, Inc.	43,104	2,584,516
Kimball Electronics, Inc.*	14,998	431,192
National Instruments Corp.	62,785	2,666,479
Plexus Corp.*	1,530	133,600
Rogers Corp.*	12,175	2,448,636
		8,945,066
Energy equipment & services—0.7%
Aspen Aerogels, Inc.*	35,720	1,945,311
Cactus, Inc., Class A	17,232	749,592
ChampionX Corp.*	36,138	947,900
		3,642,803
Entertainment—0.3%
Zynga, Inc., Class A*	192,352	1,419,558

Equity real estate investment trusts—0.2%
American Finance Trust, Inc.	26,144	216,472
Community Healthcare Trust, Inc.	7,638	365,402
NexPoint Residential Trust, Inc.	7,777	550,767
		1,132,641
Food & staples retailing—0.1%
The Andersons, Inc.	13,994	476,635
United Natural Foods, Inc.*	4,671	202,675
		679,310
Food products—1.4%
Calavo Growers, Inc.	15,883	638,497
Darling Ingredients, Inc.*	12,146	1,026,580
Freshpet, Inc.*	32,370	5,046,807
Lancaster Colony Corp.	516	87,720

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Pilgrim's Pride Corp.*	23,660	666,265
		7,465,869
Health care equipment & supplies—6.5%
Accuray, Inc.*	147,533	736,190
Apyx Medical Corp.*	47,433	678,292
Axonics, Inc.*	31,247	2,291,967
BioLife Solutions, Inc.*	12,864	683,722
Cardiovascular Systems, Inc.*	28,516	1,000,341
CryoPort, Inc.*	4,047	329,992
Cutera, Inc.*	25,101	1,079,343
Establishment Labs Holdings, Inc.*	17,759	1,448,069
Figs, Inc., Class A*	15,579	523,610
Glaukos Corp.*	34,498	1,576,904
Heska Corp.*	18,312	4,093,281
Inogen, Inc.*	26,209	1,039,187
iRadimed Corp.*	14,366	536,139
Itamar Medical Ltd., ADR*	16,691	509,076
LivaNova PLC*	32,636	2,503,834
Merit Medical Systems, Inc.*	34,014	2,287,782
Neogen Corp.*	67,061	2,837,351
OrthoPediatrics Corp.*	32,105	2,284,913
Paragon 28, Inc.*	13,768	289,679
Shockwave Medical, Inc.*	16,212	3,464,504
STAAR Surgical Co.*	16,288	1,929,476
Surmodics, Inc.*	6,020	335,073
ViewRay, Inc.*	109,241	798,552
		33,257,277
Health care providers & services—6.2%
Amedisys, Inc.*	37,106	6,283,530
AMN Healthcare Services, Inc.*	37,857	3,736,486
Apria, Inc.*	5,086	190,369
Cardinal Health, Inc.	11,796	563,967
Castle Biosciences, Inc.*	19,350	1,206,472
Chemed Corp.	6,112	2,947,512
Community Health Systems, Inc.*	14,831	194,286
DaVita, Inc.*	3,254	335,943
Ensign Group, Inc.	60,369	4,709,386
Hanger, Inc.*	3,703	69,172
ModivCare, Inc.*	4,403	716,676

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Molina Healthcare, Inc.*	11,219	3,317,683
Pennant Group, Inc.*	79,768	2,039,668
PetIQ, Inc.*,1	31,940	800,097
Progyny, Inc.*	24,024	1,475,794
RadNet, Inc.*	11,169	347,244
Tenet Healthcare Corp.*	7,559	541,678
US Physical Therapy, Inc.	23,481	2,532,661
		32,008,624
Health care technology—3.2%
Certara, Inc.*	93,924	3,880,000
Health Catalyst, Inc.*	66,988	3,526,248
Inspire Medical Systems, Inc.*	8,874	2,392,253
OptimizeRx Corp.*	20,134	1,946,958
Phreesia, Inc.*	64,137	4,524,224
		16,269,683
Hotels, restaurants & leisure—2.3%
Everi Holdings, Inc.*	45,947	1,102,728
Full House Resorts, Inc.*	71,618	712,599
International Game Technology PLC*,1	59,158	1,744,569
Noodles & Co.*	18,799	228,408
ONE Group Hospitality,Inc.*	21,158	279,709
Papa John's International, Inc.	12,603	1,563,780
PlayAGS, Inc.*	54,488	480,584
Portillo's, Inc., Class A*	1,620	61,560
RCI Hospitality Holdings, Inc.	5,000	339,000
Red Robin Gourmet Burgers, Inc.*	11,318	224,889
Red Rock Resorts, Inc., Class A*	5,981	325,426
Scientific Games Corp., Class A*	1,812	145,051
SeaWorld Entertainment, Inc.*	12,280	779,780
Travel + Leisure Co.	30,381	1,650,903
Wingstop, Inc.	13,242	2,283,848
		11,922,834
Household durables—1.7%
Casper Sleep, Inc.*,1	8,523	31,024
Century Communities, Inc.	15,819	1,060,822
GoPro, Inc., Class A*	138,718	1,194,362
Hooker Furniture Corp.	5,257	132,529
Lovesac Co.*	22,983	1,792,904

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Meritage Homes Corp.*	5,244	570,075
Skyline Champion Corp.*	7,837	496,239
TopBuild Corp.*	12,004	3,084,668
Tri Pointe Homes, Inc.*	14,477	350,198
		8,712,821
Insurance—2.4%
Alleghany Corp.*	3,030	1,973,681
BRP Group, Inc., Class A*	53,419	1,949,793
eHealth, Inc.*	4,140	183,609
Everest Re Group Ltd.	6,246	1,633,329
Goosehead Insurance, Inc., Class A	23,843	3,440,545
Heritage Insurance Holdings, Inc.	5,251	34,341
James River Group Holdings Ltd.	16,369	522,990
Lincoln National Corp.	3,671	264,863
Palomar Holdings, Inc.*	4,500	411,525
RenaissanceRe Holdings Ltd.	14,742	2,090,416
		12,505,092
Interactive media & services—1.2%
EverQuote, Inc., Class A*	2,980	41,094
Vimeo, Inc.*	69,018	2,327,977
Yelp, Inc.*	45,917	1,773,774
ZipRecruiter, Inc., Class A*,1	63,969	1,777,059
		5,919,904
Internet & catalog retail—0.6%
RumbleON, Inc., Class B*	13,348	520,705
ThredUp, Inc., Class A*	117,142	2,534,953
		3,055,658
Internet & direct marketing retail—1.9%
Fiverr International Ltd.*,1	23,335	3,975,117
Porch Group, Inc.*	214,824	4,517,749
Quotient Technology, Inc.*	7,700	49,588
Shutterstock, Inc.	9,484	1,148,987
		9,691,441
IT services—3.6%
Brightcove, Inc.*	19,867	197,081

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
CSG Systems International, Inc.	32,783	1,640,789
ExlService Holdings, Inc.*	6,343	777,842
Globant SA*	28,046	8,952,003
GoDaddy, Inc., Class A*	15,330	1,060,376
Grid Dynamics Holdings, Inc.*	117,960	3,391,350
IBEX Holdings Ltd.*,1	292	4,745
MAXIMUS, Inc.	10,416	880,881
Paysign, Inc.*	3,099	7,809
TTEC Holdings, Inc.	11,718	1,106,062
Unisys Corp.*	17,526	448,140
		18,467,078
Leisure products—0.5%
Polaris, Inc.	6,173	709,586
Smith & Wesson Brands, Inc.	22,432	482,288
YETI Holdings, Inc.*	12,206	1,200,216
		2,392,090
Life sciences tools & services—1.4%
Codexis, Inc.*	29,875	1,038,754
Inotiv, Inc.*	41,952	2,030,057
Medpace Holdings, Inc.*	18,190	4,120,945
		7,189,756
Machinery—3.6%
AGCO Corp.	9,118	1,114,311
Agrify Corp.*	33,662	538,592
Commercial Vehicle Group, Inc.*	5,045	50,652
Energy Recovery, Inc.*	1,972	40,071
Kadant, Inc.	14,084	3,128,338
Kornit Digital Ltd.*	47,107	7,880,059
Meritor, Inc.*	33,952	826,392
Proto Labs, Inc.*	12,707	760,005
RBC Bearings, Inc.*	3,315	775,478
REV Group, Inc.	14,928	225,562
Shyft Group, Inc.	22,204	915,027
Terex Corp.	41,299	1,850,195
Titan International, Inc.*	17,986	129,859

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Wabash National Corp.	19,651	305,180
		18,539,721
Media—0.5%
Altice USA, Inc., Class A*	10,792	175,910
Integral Ad Science Holding Corp.*	19,830	487,223
Magnite, Inc.*,1	8,888	240,243
Nexstar Media Group, Inc., Class A	9,658	1,448,024
Tremor International Ltd., ADR*	14,033	265,925
WideOpenWest, Inc.*	9,644	183,718
		2,801,043
Metals & mining—0.1%
Schnitzer Steel Industries, Inc., Class A	5,433	292,295

Multiline retail—0.4%
Ollie's Bargain Outlet Holdings, Inc.*,1	33,796	2,286,637

Oil, gas & consumable fuels—1.3%
Arch Resources, Inc.*	6,157	560,780
California Resources Corp.*	31,825	1,468,087
Centennial Resource Development, Inc., Class A*	21,980	158,256
Denbury, Inc.*	19,354	1,638,510
Dorian LPG Ltd.	21,343	258,677
Earthstone Energy, Inc., Class A*	8,600	87,290
Ovintiv, Inc.	4,450	166,964
Par Pacific Holdings, Inc.*	29,263	452,406
SilverBow Resources, Inc.*	22,614	624,146
Southwestern Energy Co.*	251,308	1,226,383
		6,641,499
Paper & forest products—0.2%
Louisiana-Pacific Corp.	17,114	1,008,528

Personal products—1.0%
Beauty Health Co*	51,757	1,421,765
BellRing Brands, Inc., Class A*	28,471	763,592
Herbalife Nutrition Ltd.*	15,147	702,821
Medifast, Inc.	6,881	1,350,534

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—(concluded)
USANA Health Sciences, Inc.*	10,194	989,429
		5,228,141
Pharmaceuticals—0.7%
Aerie Pharmaceuticals, Inc.*,1	28,598	303,997
Amneal Pharmaceuticals, Inc.*	131,841	723,807
Amphastar Pharmaceuticals, Inc.*	29,132	544,186
BioDelivery Sciences International, Inc.*	7,600	31,008
NGM Biopharmaceuticals, Inc.*	21,016	388,165
Optinose, Inc.*,1	4,115	10,905
Oramed Pharmaceuticals, Inc.*	44,109	1,032,592
Phathom Pharmaceuticals, Inc.*,1	10,114	237,982
Progenic Pharmaceuticals Inc.*,2,3	76,855	0
Terns Pharmaceuticals, Inc.*	276	2,622
Theravance Biopharma, Inc.*,1	50,249	390,435
WaVe Life Sciences Ltd.*	19,002	87,219
		3,752,918
Professional services—2.5%
Exponent, Inc.	34,834	3,998,943
Forrester Research, Inc.*	11,533	614,132
Heidrick & Struggles International, Inc.	9,313	436,594
Insperity, Inc.	19,947	2,493,375
KBR, Inc.	45,879	1,947,105
Kforce, Inc.	7,307	473,201
TriNet Group, Inc.*	27,715	2,806,144
Upwork, Inc.*	3,315	156,203
		12,925,697
Real estate management & development—0.2%
eXp World Holdings, Inc.[1]	17,324	893,918
Forestar Group, Inc.*	17,545	343,356
		1,237,274
Road & rail—1.1%
ArcBest Corp.	3,343	300,369
Daseke, Inc.*	28,268	267,133
Landstar System, Inc.	9,950	1,749,309
Saia, Inc.*	6,516	2,037,162
Universal Logistics Holdings, Inc.	5,401	113,853

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
XPO Logistics, Inc.*	14,160	1,214,928
		5,682,754
Semiconductors & semiconductor equipment—4.3%
ACM Research, Inc., Class A*	12,043	1,278,605
Alpha & Omega Semiconductor Ltd.*	12,508	433,402
Ambarella, Inc.*	14,842	2,758,089
Amkor Technology, Inc.	30,315	664,505
Brooks Automation, Inc.	14,070	1,638,452
CMC Materials, Inc.	11,499	1,476,127
Diodes, Inc.*	7,226	694,346
Everspin Technologies, Inc.*	1,205	7,326
Lattice Semiconductor Corp.*	10,817	751,133
Power Integrations, Inc.	40,585	4,188,778
Silicon Laboratories, Inc.*	7,048	1,330,381
SiTime Corp.*	15,015	3,977,323
SMART Global Holdings, Inc.*	18,077	966,396
Synaptics, Inc.*	9,855	1,917,487
		22,082,350
Software—16.3%
A10 Networks, Inc.*	124,054	2,318,569
Agilysys, Inc.*	22,701	1,083,292
Alarm.com Holdings, Inc.*	60,394	5,088,798
Asana, Inc., Class A*	17,928	2,434,622
Avaya Holdings Corp.*	70,123	1,305,690
Benefitfocus, Inc.*	25,271	276,970
Blackline, Inc.*	50,265	6,377,121
Box, Inc., Class A*	57,993	1,497,959
Cerence, Inc.*	22,951	2,412,839
Citrix Systems, Inc.	2,454	232,467
CS Disco, Inc.*	8,719	500,035
CyberArk Software Ltd.*	8,376	1,508,601
Descartes Systems Group, Inc.*	38,885	3,179,626
Domo, Inc., Class B*	5,252	464,014
Dropbox, Inc., Class A*	85,696	2,612,871
eGain Corp.*	10,770	111,146
Everbridge, Inc.*	1,037	165,204
Model N, Inc.*,1	71,128	2,305,259
NCR Corp.*	21,180	837,457
New Relic, Inc.*	33,424	2,712,692

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Nutanix, Inc., Class A*	56,829	1,949,803
OneSpan, Inc.*	35,016	715,027
Paylocity Holding Corp.*	23,223	7,086,266
Pegasystems, Inc.	41,516	4,928,780
Progress Software Corp.	17,013	874,638
PROS Holdings, Inc.*	42,288	1,268,640
Rapid7, Inc.*	13,600	1,751,000
Rimini Street, Inc.*	17,875	186,079
RingCentral, Inc., Class A*	1,165	284,004
ShotSpotter, Inc.*	3,060	119,065
SimilarWeb Ltd.*,1	10,652	204,945
Smartsheet, Inc., Class A*	26,086	1,800,195
Sprout Social, Inc., Class A*	29,018	3,705,018
SPS Commerce, Inc.*	45,964	7,020,082
Stronghold Digital Mining, Inc., Class A*	11,760	322,930
Tenable Holdings, Inc.*	59,624	3,174,978
Varonis Systems, Inc.*	41,912	2,713,383
Workiva, Inc.*	53,252	7,963,837
Zuora, Inc., Class A*	15,190	332,053
		83,825,955
Specialty retail—5.2%
Abercrombie & Fitch Co., Class A*	7,533	297,855
Asbury Automotive Group, Inc.*	4,366	854,470
Bed Bath & Beyond, Inc.*,1	8,443	118,540
Boot Barn Holdings, Inc.*	15,744	1,645,091
Citi Trends, Inc.*	9,706	750,856
Five Below, Inc.*	32,032	6,319,914
Floor & Decor Holdings, Inc., Class A*	26,839	3,647,957
Hibbett, Inc.	8,126	629,277
Lithia Motors, Inc.	5,884	1,878,290
MarineMax, Inc.*	9,337	483,563
Murphy USA, Inc.	18,293	2,980,844
National Vision Holdings, Inc.*	62,351	3,843,316
OneWater Marine, Inc. Class A	24,023	1,065,180
Rent-A-Center, Inc.	10,029	534,145
Shoe Carnival, Inc.	524	17,748

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Signet Jewelers Ltd.	16,786	1,496,975
		26,564,021
Technology hardware, storage & peripherals—1.1%
Avid Technology, Inc.*	44,796	1,282,957
Diebold Nixdorf, Inc.*	21,520	193,680
Pure Storage, Inc., Class A*	122,879	3,300,530
Stratasys Ltd.*	30,161	951,278
		5,728,445
Textiles, apparel & luxury goods—1.4%
Columbia Sportswear Co.	8,257	857,407
Crocs, Inc.*	18,798	3,034,937
Deckers Outdoor Corp.*	2,984	1,179,605
Kontoor Brands, Inc.	26,516	1,405,348
Steven Madden Ltd.	15,945	719,120
		7,196,417
Thrifts & mortgage finance—0.1%
Axos Financial, Inc.*	7,909	419,177
Luther Burbank Corp.	729	10,578
Waterstone Financial, Inc.	13,692	283,013
		712,768
Trading companies & distributors—0.6%
Alta Equipment Group, Inc.*	2,041	29,452
BlueLinx Holdings, Inc.*	2,104	100,213
Boise Cascade Co.	22,609	1,280,122
Herc Holdings, Inc.	7,404	1,347,824
Textainer Group Holdings Ltd.*	5,539	217,627
		2,975,238
Total common stocks (cost—$397,333,111)		512,070,627

Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.030%[4] (cost—$5,010,688)	5,010,688	5,010,688

PACE Small/Medium Co Growth Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[4] (cost—$2,494,802)	2,494,802	2,494,802
Total investments (cost—$404,838,601)[5]—100.8%		519,576,117
Liabilities in excess of other assets—(0.8)%		(4,053,196)
Net assets—100.0%		$515,522,921

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	512,070,627	—	0	512,070,627
Short-term investments	—	5,010,688	—	5,010,688
Investment of cash collateral from securities loaned	—	2,494,802	—	2,494,802
Total	512,070,627	7,505,490	0	519,576,117

At October 31, 2021, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Rates shown reflect yield at October 31, 2021.

5	Includes $ 11,691,488 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $ 2,494,802 and non-cash collateral of $ 9,544,252.

PACE International Equity Investments

Portfolio statistics and industry diversification - (unaudited)1

As a percentage of net assets as of October 31, 2021

Common stocks
Aerospace & defense	1.0%
Air freight & logistics	0.3
Auto components	1.5
Automobiles	3.3
Banks	11.7
Beverages	1.2
Biotechnology	1.4
Building products	2.0
Capital markets	1.9
Chemicals	3.3
Commercial services & supplies	1.1
Communications equipment	0.4
Construction & engineering	0.4
Construction materials	0.8
Diversified financial services	0.0	†
Diversified telecommunication services	3.4
Electric utilities	2.9
Electrical equipment	1.0
Electronic equipment, instruments & components	2.7
Energy equipment & services	0.2
Entertainment	0.7
Equity real estate investment trusts	0.7
Food & staples retailing	1.6
Food products	1.9
Gas utilities	0.9
Health care equipment & supplies	1.8
Health care providers & services	0.3
Health care technology	0.0	†
Hotels, restaurants & leisure	0.7
Household durables	3.7
Independent power and renewable electricity producers	0.3
Industrial conglomerates	2.7
Insurance	5.0
Interactive media & services	0.4
Internet & direct marketing retail	1.0
IT services	2.9
Leisure products	0.7
Life sciences tools & services	0.6
Machinery	4.5
Marine	0.4
Media	1.2
Metals & mining	1.9
Multi-utilities	0.2
Multiline retail	0.3
Oil, gas & consumable fuels	4.9
Personal products	0.9
Pharmaceuticals	10.0
Professional services	2.0
Real estate management & development	1.3
Road & rail	0.2
Semiconductors & semiconductor equipment	5.6
Software	3.1
Specialty retail	1.8
Technology hardware, storage & peripherals	1.4
Textiles, apparel & luxury goods	1.9
Tobacco	0.8
Trading companies & distributors	1.3
Transportation infrastructure	0.0	†
Wireless telecommunication services	0.5
Total common stocks	110.6
Preferred stocks
Automobiles	0.2
Chemicals	0.1
Total preferred stocks	0.3

PACE International Equity Investments

Portfolio statistics and industry diversification - (unaudited)1

As a percentage of net assets as of October 31, 2021

Rights
Australia	0.0 †
Short-term investments	0.8
Investment of cash collateral from securities loaned	0.8
Total investments before investments sold short	112.5
Investments sold short
Common stocks
Aerospace & defense	(0.2)
Airlines	(0.7)
Auto components	(0.0)†
Beverages	(0.3)
Biotechnology	(0.3)
Capital markets	(0.1)
Chemicals	(0.7)
Construction & engineering	(0.1)
Diversified financial services	(0.2)
Diversified telecommunication services	(0.3)
Electric utilities	(0.9)
Electrical equipment	(0.2)
Electronic equipment, instruments & components	(0.0)†
Entertainment	(0.4)
Equity real estate investment trusts	(0.3)
Food & staples retailing	(0.3)
Food products	(0.2)
Gas utilities	(0.1)
Health care equipment & supplies	(0.2)
Health care providers & services	(0.2)
Hotels, restaurants & leisure	(1.2)
Household products	(0.1)
Industrial conglomerates	(0.1)
Insurance	(0.4)
Interactive media & services	(0.2)
Internet & direct marketing retail	(0.1)
IT services	(0.7)
Life sciences tools & services	(0.0)†
Machinery	(0.9)
Media	(0.2)
Metals & mining	0.0 †
Multi-utilities	0.0 †
Multiline retail	(0.2)
Oil, gas & consumable fuels	(0.2)
Paper & forest products	(0.1)
Personal products	(0.2)
Pharmaceuticals	(0.3)
Real estate management & development	(0.5)
Road & rail	(0.8)
Semiconductors & semiconductor equipment	(0.2)
Software	(0.1)
Specialty retail	(0.0)†
Trading companies & distributors	(0.0)†
Transportation infrastructure	(0.3)
Wireless telecommunication services	(0.0)†
Total common stocks	(12.5)
Preferred stock
Household products	(0.1)
Total investments sold short	(12.6)
Other assets in excess of liabilities	0.1
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—110.6%
Australia—5.1%
Aristocrat Leisure Ltd.[1]	84,748	2,975,929
ASX Ltd.[2]	47,247	2,950,661
Aurizon Holdings Ltd.[1]	963,823	2,443,371
Australia & New Zealand Banking Group Ltd.	43,949	930,327
BHP Group Ltd.[1,2]	199,654	5,493,941
BHP Group PLC[1]	111,603	2,955,410
Commonwealth Bank of Australia[1]	6,100	480,348
CSL Ltd.[1]	3,097	700,057
Dexus	209,076	1,709,606
Endeavour Group Ltd.[1]	30,963	158,385
Fortescue Metals Group Ltd.	7,774	81,463
Goodman Group[1]	63,394	1,044,370
Macquarie Group Ltd.[1]	14,743	2,194,019
Medibank Pvt. Ltd.	1,007,956	2,517,340
National Australia Bank Ltd.	130,995	2,829,112
Northern Star Resources Ltd.	6,941	48,245
REA Group Ltd.[1]	28,955	3,488,074
Rio Tinto PLC[1]	86,427	5,394,147
Sonic Healthcare Ltd.	109,786	3,305,939
Stockland	851,939	2,915,964
Telstra Corp. Ltd.	456,071	1,310,564
Wesfarmers Ltd.[1]	60,154	2,590,612
Westpac Banking Corp.	95,734	1,848,649
WiseTech Global Ltd.	77,468	2,976,703
		53,343,236
Austria—1.0%
Erste Group Bank AG	103,646	4,445,128
OMV AG	45,456	2,753,469
Raiffeisen Bank International AG	43,499	1,272,206
voestalpine AG	48,733	1,850,053
		10,320,856
Belgium—0.0%†
KBC Group N.V.	1,993	185,603

Canada—1.5%
Constellation Software, Inc.	5,435	9,551,609

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Fairfax Financial Holdings Ltd.	15,145	6,133,994
		15,685,603
China—1.8%
Alibaba Group Holding Ltd., ADR*	21,031	3,468,853
BeiGene Ltd., ADR*	7,432	2,658,575
BOC Hong Kong Holdings Ltd.	124,000	393,651
Chow Tai Fook Jewellery Group Ltd.	393,400	804,952
Prosus N.V.*	57,838	5,095,455
Sinopharm Group Co. Ltd., Class H	108,250	258,225
SITC International Holdings Co. Ltd.	7,000	23,707
Wuxi Biologics Cayman, Inc.*,3	411,284	6,258,727
		18,962,145
Denmark—4.9%
AP Moller - Maersk A/S, Class B1	499	1,441,943
Carlsberg A/S, Class B1	8,922	1,471,749
Coloplast A/S, Class B	29,809	4,859,307
Danske Bank A/S	39,257	664,349
Demant A/S*	12,110	586,587
DSV A/S1	7,877	1,830,622
Genmab A/S*	23,878	10,701,500
GN Store Nord A/S	9,437	572,673
ISS A/S*	232,319	4,624,719
Novo Nordisk A/S, ADR	87,013	9,582,742
Novo Nordisk A/S, Class B	91,411	10,004,781
Novozymes A/S, Class B	27,874	2,049,724
Pandora A/S	11,070	1,545,843
Tryg A/S	52,158	1,236,473
Vestas Wind Systems A/S	6,618	286,214
		51,459,226
Finland—1.4%
Kesko Oyj, B Shares[1]	15,666	508,707
Kone Oyj, Class B	62,072	4,230,688
Neste Oyj	9,973	555,572
Nokia Oyj*	359,234	2,063,914
Nordea Bank Abp	413,086	5,053,425
Orion Oyj, Class B	33,319	1,441,683

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Sampo Oyj, Class A1	15,377	817,687
		14,671,676
France—7.4%
Aeroports de Paris*,1	1,263	167,757
Air Liquide SA1	4,192	698,980
Airbus SE*,1	20,761	2,654,368
AXA SA	135,967	3,954,594
Bouygues SA	21,656	876,202
Bureau Veritas SA	5,897	187,193
Capgemini SE1	3,454	803,755
Cie de Saint-Gobain[1]	129,833	8,939,178
Cie Generale des Etablissements Michelin SCA	6,810	1,068,279
Dassault Aviation SA	43,175	4,504,404
Edenred[1]	802	43,361
Eiffage SA	3,304	339,776
Engie SA1	61,725	877,370
EssilorLuxottica SA1	1,492	308,558
Faurecia SE	13,702	713,570
Hermes International	2,976	4,714,870
Ipsen SA	3,959	409,148
Kering SA1	361	270,504
L'Oreal SA1	11,985	5,471,897
Legrand SA1	9,826	1,070,459
LVMH Moet Hennessy Louis Vuitton SE	9,208	7,208,419
Pernod Ricard SA1	4,580	1,052,013
Renault SA*	1,283	46,067
Sanofi[1]	173,392	17,324,127
Sartorius Stedim Biotech	137	75,417
SCOR SE	7,469	251,254
SEB SA	2,065	322,980
Societe Generale SA	185,854	6,195,119
Thales SA	6,575	605,472
TotalEnergies SE1	80,450	4,033,418
Valeo	15,446	452,282
Vinci SA1	10,859	1,159,521
Wendel SE	1,717	228,457
		77,028,769
Germany—7.4%
adidas AG	7,200	2,357,962

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Allianz SE1	62,365	14,501,694
Aroundtown SA1	66,485	461,908
BASF SE1	86,254	6,209,915
Bayerische Motoren Werke AG	50,846	5,127,790
Continental AG*	81,351	9,547,118
Daimler AG1	59,093	5,857,028
Deutsche Post AG1	23,628	1,461,843
Deutsche Telekom AG1	136,121	2,529,968
Evonik Industries AG	287,723	9,319,669
GEA Group AG	48,499	2,387,801
Hannover Rueck SE	2,404	439,086
HeidelbergCement AG	9,921	747,070
HelloFresh SE*	43,536	3,522,933
Infineon Technologies AG	41,250	1,926,235
Knorr-Bremse AG	2,845	299,743
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	8,968	2,656,027
Puma SE	2,952	366,163
RWE AG1	30,529	1,174,149
SAP SE1	29,372	4,255,119
TeamViewer AG*,3	7,493	111,739
Vitesco Technologies Group AG, Class A*	16,185	927,986
Vonovia SE1	6,643	402,856
		76,591,802
Hong Kong—2.5%
AIA Group Ltd.[1]	94,400	1,065,875
CK Asset Holdings Ltd.	627,000	3,872,161
Hong Kong Exchanges & Clearing Ltd.	44,298	2,680,483
Jardine Matheson Holdings Ltd.[1]	92,400	5,352,732
Link REIT[1]	15,000	133,025
Melco Resorts & Entertainment Ltd., ADR*,1	100,182	1,084,971
New World Development Co. Ltd.[1]	54,000	234,240
Sun Hung Kai Properties Ltd.[1]	244,500	3,252,458
Swire Pacific Ltd., Class A	25,000	157,284
Swire Properties Ltd.[1]	139,000	372,489
Techtronic Industries Co. Ltd.	57,500	1,183,182
WH Group Ltd.[3]	8,862,689	6,219,431

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Xinyi Glass Holdings Ltd.	62,000	174,912
		25,783,243
India—1.0%
HDFC Bank Ltd., ADR	83,743	6,021,959
Tata Consultancy Services Ltd.	91,489	4,151,330
		10,173,289
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk. PT	15,484,954	4,645,213

Israel—0.7%
Azrieli Group Ltd.	1,711	159,726
Bank Hapoalim BM	265,010	2,604,582
Bank Leumi Le-Israel BM	223,762	2,133,424
ICL Group Ltd.	192,957	1,649,466
Israel Discount Bank Ltd., Class A*	132,500	798,932
Teva Pharmaceutical Industries Ltd., ADR*	8,524	74,500
		7,420,630
Italy—3.9%
DiaSorin SpA	3,642	822,453
Enel SpA[1]	1,773,962	14,838,864
Eni SpA	615,707	8,828,637
Ferrari N.V.	13,642	3,232,881
Intesa Sanpaolo SpA	788,571	2,240,227
Moncler SpA	15,118	1,085,634
Snam SpA	1,586,777	8,982,636
		40,031,332
Japan—28.9%
Advantest Corp.	7,600	622,136
Aisin Corp.	18,000	657,776
Ajinomoto Co., Inc.	2,100	62,756
Asahi Kasei Corp.	35,700	374,776
Astellas Pharma, Inc.	66,200	1,113,449
Bridgestone Corp.	13,600	598,889
Brother Industries Ltd.	23,900	460,910
Canon, Inc.	72,000	1,615,933
Casio Computer Co. Ltd.[2]	80,600	1,135,719
Chugai Pharmaceutical Co. Ltd.	72,000	2,682,904

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Coca-Cola Bottlers Japan Holdings, Inc.[2]	323,100	4,433,678
CyberAgent, Inc.[1]	10,400	173,371
Dai-ichi Life Holdings, Inc.	145,400	3,063,638
Daiichi Sankyo Co. Ltd.	9,000	226,392
Daikin Industries Ltd.[1]	20,400	4,454,977
Daito Trust Construction Co. Ltd.	21,300	2,638,789
Daiwa House Industry Co. Ltd.[1]	31,800	1,046,561
Dentsu Group, Inc.[1]	21,400	782,961
Disco Corp.	6,300	1,691,424
Eisai Co. Ltd.	12,300	866,261
FANUC Corp.[1]	38,509	7,537,932
FUJIFILM Holdings Corp.	143,600	11,088,604
Fujitsu Ltd.	28,500	4,907,326
Hikari Tsushin, Inc.	2,400	369,555
Hirose Electric Co. Ltd.	3,400	566,493
Hitachi Ltd.[1]	105,500	6,066,655
Honda Motor Co. Ltd.	431,000	12,664,347
Hoshizaki Corp.	5,400	452,941
Hoya Corp.[1]	22,600	3,316,385
Iida Group Holdings Co. Ltd.	14,100	346,763
Inpex Corp.	166,000	1,386,550
Isuzu Motors Ltd.	190,800	2,559,624
ITOCHU Techno-Solutions Corp.	61,000	1,921,386
Japan Exchange Group, Inc.	14,500	342,669
Japan Tobacco, Inc.[1]	13,800	270,673
JFE Holdings, Inc.	64,700	989,446
Kajima Corp.	23,200	284,975
Kakaku.com, Inc.	30,100	994,310
Kansai Paint Co. Ltd.	54,400	1,256,725
KDDI Corp.	89,300	2,764,206
Keyence Corp.[1]	20,523	12,336,308
Konami Holdings Corp.[1]	17,900	983,145
Kubota Corp.[1]	36,300	771,544
Kyocera Corp.	171,500	10,013,885
Lawson, Inc.[1]	100	4,834
Lixil Corp.	5,200	133,405
M3, Inc.[1]	1,100	64,740
Marubeni Corp.	132,300	1,115,743
Mazda Motor Corp.*	80,100	716,139
MISUMI Group, Inc.	65,000	2,714,630
Mitsubishi Chemical Holdings Corp.	14,300	118,277

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Mitsubishi Corp.[1]	31,900	1,010,948
Mitsubishi Electric Corp.[1]	561,700	7,515,617
Mitsubishi Heavy Industries Ltd.	56,400	1,439,505
Mitsubishi UFJ Financial Group, Inc.[1]	43,300	236,493
Mitsui & Co. Ltd.[1]	28,800	654,965
Mitsui Chemicals, Inc.	27,700	821,461
Mizuho Financial Group, Inc.	22,300	294,464
MonotaRO Co. Ltd.	46,800	1,059,390
Murata Manufacturing Co. Ltd.	900	68,328
Nintendo Co. Ltd.[1]	13,200	5,813,907
Nippon Paint Holdings Co. Ltd.	119,600	1,279,161
Nippon Steel Corp.	80,600	1,413,638
Nippon Telegraph & Telephone Corp.[1]	651,700	18,228,731
Nissan Chemical Corp.	54,500	3,026,848
Nitto Denko Corp.	41,700	3,248,923
Nomura Holdings, Inc.	38,100	183,856
Nomura Research Institute Ltd.[1]	134,600	5,361,562
NTT Data Corp.[1]	53,500	1,071,643
Olympus Corp.[1]	106,700	2,303,447
Omron Corp.	10,200	972,792
Otsuka Corp.	41,900	2,058,697
Otsuka Holdings Co. Ltd.	143,700	5,666,048
Panasonic Corp.	192,600	2,353,108
PeptiDream, Inc.*	5,700	137,680
Recruit Holdings Co. Ltd.[1]	158,832	10,552,103
Renesas Electronics Corp.*	39,100	480,967
Resona Holdings, Inc.	34,100	128,053
Ricoh Co. Ltd.	21,600	209,604
Rinnai Corp.	9,000	920,728
Santen Pharmaceutical Co. Ltd.	173,300	2,434,335
SCSK Corp.	81,600	1,646,677
Secom Co. Ltd.	31,600	2,145,667
Seiko Epson Corp.	66,400	1,180,315
Sekisui Chemical Co. Ltd.	440,800	7,212,915
Sekisui House Ltd.	8,700	180,259
Seven & I Holdings Co. Ltd.[1]	400	16,783
Shimadzu Corp.	91,800	3,717,105
Shimano, Inc.	23,200	6,428,217
Shin-Etsu Chemical Co. Ltd.[1]	6,900	1,226,229
Shionogi & Co. Ltd.	4,000	259,952
SMC Corp.[1]	1,800	1,072,972

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
SoftBank Corp.[1]	137,200	1,871,265
SoftBank Group Corp.[1]	4,500	243,369
Sohgo Security Services Co. Ltd.	4,100	174,828
Sony Group Corp.[1]	186,700	21,524,352
Square Enix Holdings Co. Ltd.	4,800	262,373
Subaru Corp.	7,800	152,476
Sumitomo Chemical Co. Ltd.	193,400	950,243
Sumitomo Corp.	176,900	2,509,737
Sumitomo Mitsui Financial Group, Inc.	80,800	2,637,919
Suntory Beverage & Food Ltd.	6,300	244,040
Suzuki Motor Corp.	75,617	3,367,021
Takeda Pharmaceutical Co. Ltd.	379,000	10,650,906
Terumo Corp.[1]	1,000	44,027
Tokio Marine Holdings, Inc.[1]	174,400	9,177,900
Tokyo Electron Ltd.	12,000	5,564,378
Toray Industries, Inc.	93,900	584,038
Toyota Industries Corp.	102,700	8,704,383
Trend Micro, Inc.	25,000	1,410,397
USS Co. Ltd.	72,300	1,160,860
Yamada Holdings Co. Ltd.	322,100	1,229,335
Yamaha Corp.	16,900	1,064,637
Yamaha Motor Co. Ltd.	26,700	741,439
ZOZO, Inc.	68,300	2,184,282
		300,251,813
Luxembourg—0.2%
Tenaris SA	205,679	2,289,676

Netherlands—5.4%
Adyen N.V.*,3	2,755	8,313,867
ASML Holding N.V.[1]	18,152	14,699,089
ASML Holding N.V. NY Registered Shares	10,972	8,918,920
ING Groep N.V.	8,811	133,634
Koninklijke Ahold Delhaize N.V.[1]	69,014	2,244,216
Koninklijke KPN N.V.	341,112	1,019,331
Randstad N.V.	40,938	2,943,573
Royal Dutch Shell PLC, A Shares[4]	208,024	4,785,662

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Royal Dutch Shell PLC, B Shares	568,282	13,104,628
		56,162,920
New Zealand—0.3%
Fisher & Paykel Healthcare Corp. Ltd.	25,107	561,520
Spark New Zealand Ltd.	205,370	671,822
Xero Ltd.*,1	16,938	1,904,999
		3,138,341
Norway—0.2%
DNB Bank ASA	47,152	1,120,766
Gjensidige Forsikring ASA	30,099	748,565
Telenor ASA	35,390	558,631
		2,427,962
Poland—0.0%†
InPost SA*	11,280	160,857

Portugal—0.1%
Jeronimo Martins, SGPS SA	39,799	901,750

Russia—0.3%
Coca-Cola HBC AG	90,463	3,135,935

Singapore—3.7%
Ascendas REIT	98,800	226,394
DBS Group Holdings Ltd.	609,248	14,245,153
Mapletree Commercial Trust	100,600	162,631
Mapletree Logistics Trust	668,500	1,001,387
Oversea-Chinese Banking Corp. Ltd.	458,800	4,014,713
Singapore Technologies Engineering Ltd.	88,100	250,221
Singapore Telecommunications Ltd.	1,815,700	3,366,147
United Overseas Bank Ltd.	741,698	14,712,956
		37,979,602
Spain—2.2%
Banco Bilbao Vizcaya Argentaria SA	156,319	1,095,432
Banco Santander SA2	3,704,248	14,030,334
CaixaBank SA	763,686	2,193,810
Industria de Diseno Textil SA1,2	108,075	3,902,960

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Red Electrica Corp. SA	77,951	1,622,905
		22,845,441
Sweden—3.3%
Alfa Laval AB	72,540	3,105,841
Assa Abloy AB, Class B1,2	115,464	3,381,369
Atlas Copco AB, Class A1	19,815	1,273,162
Boliden AB	29,523	1,041,280
Epiroc AB, Class A	57,868	1,439,962
EQT AB1	1,077	56,759
Fastighets AB Balder, Class B*,1	18,592	1,346,989
H & M Hennes & Mauritz AB, Share B1	4,672	87,597
Husqvarna AB, Class B	69,577	989,617
Industrivarden AB, Class A2	1,587	52,329
Lundin Energy AB	60,783	2,400,745
Sandvik AB	258,204	6,539,284
Skanska AB, Class B	38,931	988,235
Svenska Handelsbanken AB, Class A2	103,147	1,181,122
Swedbank AB, Class A	27,876	604,521
Telefonaktiebolaget LM Ericsson, Class B	184,707	2,021,711
Telia Co. AB2	1,876,724	7,385,176
		33,895,699
Switzerland—7.8%
ABB Ltd.[1]	44,774	1,481,219
Banque Cantonale Vaudoise	4,355	350,550
Cie Financiere Richemont SA, Class A	14,904	1,841,025
Geberit AG	4,771	3,724,673
Givaudan SA1	13	61,181
Holcim Ltd.*	84,847	4,235,863
Julius Baer Group Ltd.	82,139	5,937,046
Kuehne & Nagel International AG1	6,999	2,203,814
Logitech International SA, Registered Shares	2,514	209,280
Nestle SA Registered Shares[1]	98,274	12,967,960
Novartis AG1	163,910	13,541,014
Partners Group Holding AG1	1,037	1,809,314
Roche Holding AG1	16,548	6,398,885
Schindler Holding AG	9,834	2,558,387
SGS SA	559	1,653,311
Sika AG1	2,995	1,014,034
Sonova Holding AG1	13,645	5,637,728

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
STMicroelectronics N.V.	139,148	6,581,385
Temenos AG	39,603	6,049,017
Zurich Insurance Group AG	6,892	3,055,333
		81,311,019
Taiwan—1.4%
Sea Ltd., ADR*,1	839	288,255
Taiwan Semiconductor Manufacturing Co. Ltd.	410,000	8,698,779
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,018	5,459,647
		14,446,681
United Kingdom—15.3%
3i Group PLC	130,125	2,429,047
Associated British Foods PLC	27,124	663,716
AstraZeneca PLC	45,600	5,675,194
BAE Systems PLC	369,908	2,793,420
Barclays PLC	751	2,079
Barratt Developments PLC	95,300	864,704
Berkeley Group Holdings PLC	3,634	216,588
BP PLC[1]	2,628,753	12,598,731
British American Tobacco PLC[1]	1,807	62,974
Bunzl PLC	5,323	196,835
CK Hutchison Holdings Ltd.	2,253,500	15,162,358
CNH Industrial N.V.	26,956	465,236
Coca-Cola Europacific Partners PLC	15,748	829,132
Compass Group PLC*,1	117,441	2,491,221
DCC PLC	20,063	1,676,539
Diageo PLC[1]	20,213	1,004,702
Direct Line Insurance Group PLC	125,570	502,486
Experian PLC	46,185	2,115,522
GlaxoSmithKline PLC[1]	744,074	15,362,119
Halma PLC	13,735	556,768
Hargreaves Lansdown PLC	31,214	656,575
HSBC Holdings PLC[1]	793,494	4,794,411
Imperial Brands PLC	396,840	8,374,535
InterContinental Hotels Group PLC*,1	3,738	261,819
Intertek Group PLC	21,954	1,470,711
JD Sports Fashion PLC	133,045	1,981,018
Kingfisher PLC	1,878,270	8,611,201
Legal & General Group PLC	22,366	88,429
Lloyds Banking Group PLC	24,913,811	17,122,918

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
M&G PLC	45,382	124,091
Next PLC	8,988	979,860
Persimmon PLC	63,972	2,382,206
Prudential PLC[1]	72,977	1,492,598
RELX PLC	46,979	1,455,597
Sage Group PLC[1]	4,391	42,714
Smith & Nephew PLC	17,949	308,280
SSE PLC	621,420	13,977,060
Tesco PLC	2,494,237	9,213,009
Travis Perkins PLC	179,356	3,787,413
Unilever PLC[1]	69,655	3,729,169
Wickes Group PLC	210,766	618,424
WPP PLC	790,745	11,427,764
		158,569,173
United States—2.5%
Aptiv PLC*	9,357	1,617,732
Atlassian Corp. PLC, Class A*	12,494	5,723,876
Brookfield Renewable Corp., Class A	79,198	3,279,589
Ferguson PLC	20,848	3,137,044
James Hardie Industries PLC	96,366	3,744,178
SolarEdge Technologies, Inc.*	9,956	3,531,194
Waste Connections, Inc.	34,322	4,668,135
		25,701,748
Total common stocks (cost—$944,407,399)		1,149,521,240

Preferred stocks—0.3%

Germany—0.3%
FUCHS PETROLUB SE	16,093	770,929

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Volkswagen AG1	9,645	2,161,019
Total preferred stocks (cost—$3,373,050)		2,931,948

Number of rights
Rights—0.0%†

Australia—0.0%†
Aristocrat Leisure Ltd.* (cost—$0)	4,122	14,667

	Number of shares
Short-term investments—0.8%

Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[5] (cost—$8,373,614)	8,373,614	8,373,614

Investment of cash collateral from securities loaned—0.8%

Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[5] (cost—$8,604,649)	8,604,649	8,604,649
Total investments before investments sold short (cost—$964,758,712)[6]—112.5%		1,169,446,118

Investments sold short—(12.6)%

Common stocks—(12.5)%

Australia—(1.0)%
Afterpay Ltd.	(7,215)	(669,155)
APA Group	(45,280)	(279,308)
AusNet Services Ltd.	(551,698)	(1,025,087)
Crown Resorts Ltd.	(88,230)	(661,055)
Qantas Airways Ltd.	(498,346)	(2,005,613)
Sydney Airport	(317,725)	(1,957,481)
Tabcorp Holdings Ltd.	(532,560)	(1,987,067)
Vicinity Centres	(333,420)	(432,656)

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Washington H Soul Pattinson & Co. Ltd.	(60,458)	(1,477,175)
		(10,494,597)
Belgium—(0.0)%†
Groupe Bruxelles Lambert SA	(1,438)	(166,648)

China—(0.0)%†
Wilmar International Ltd.	(20,300)	(65,032)

Denmark—(0.2)%
Ambu A/S, Class B	(26,627)	(758,466)
Chr Hansen Holding A/S	(15,042)	(1,196,815)
		(1,955,281)
Finland—(0.1)%
Stora Enso Oyj, Class R	(65,097)	(1,082,126)

France—(0.9)%
Adevinta ASA	(53,526)	(881,023)
Atos SE	(45,773)	(2,380,053)
Bollore SA	(280,835)	(1,626,473)
Covivio	(4,280)	(370,086)
Dassault Aviation SA	(8,130)	(848,195)
Electricite de France SA	(11,124)	(163,699)
Orange SA	(12,089)	(131,853)
Remy Cointreau SA	(12,612)	(2,545,575)
Veolia Environnement SA	(7,429)	(242,437)
		(9,189,394)
Germany—(0.6)%
Deutsche Wohnen SE	(5,851)	(299,567)
Fresenius Medical Care AG & Co. KGaA	(19,230)	(1,277,329)
Fresenius SE & Co. KGaA	(4,180)	(189,732)
KION Group AG	(25,828)	(2,818,516)
LANXESS AG	(4,397)	(296,131)
Telefonica Deutschland Holding AG	(546,886)	(1,424,347)
		(6,305,622)
Hong Kong—(0.4)%
CK Infrastructure Holdings Ltd.	(4,500)	(27,126)

PACE International Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
CLP Holdings Ltd.	(23,000)	(225,108)
Hang Lung Properties Ltd.	(86,000)	(199,622)
HK Electric Investments & HK Electric Investments Ltd.	(228,000)	(227,106)
MTR Corp. Ltd.	(420,000)	(2,288,799)
Wharf Real Estate Investment Co. Ltd.	(139,000)	(784,281)
		(3,752,042)
Ireland—(0.1)%
Kerry Group PLC, Class A	(6,304)	(846,070)

Italy—(0.1)%
Atlantia SpA	(40,972)	(791,210)
Telecom Italia SpA	(465,099)	(165,651)
		(956,861)
Japan—(4.9)%
ABC-Mart, Inc.	(500)	(23,909)
ANA Holdings, Inc.	(41,900)	(975,308)
Asahi Intecc Co. Ltd.	(53,000)	(1,394,578)
Capcom Co. Ltd.	(6,700)	(179,882)
Chubu Electric Power Co., Inc.	(20,600)	(213,094)
Daifuku Co. Ltd.	(30,900)	(2,833,121)
Daiwa House REIT Investment Corp.	(202)	(579,548)
Fuji Electric Co. Ltd.	(6,000)	(292,169)
Fujitsu Ltd.	(6,000)	(1,033,121)
GLP J-Reit	(338)	(551,298)
GMO Payment Gateway, Inc.	(18,400)	(2,331,178)
Hakuhodo DY Holdings, Inc.	(53,200)	(867,257)
Hankyu Hanshin Holdings, Inc.	(3,700)	(114,433)
Harmonic Drive Systems, Inc.	(6,000)	(270,586)
Hisamitsu Pharmaceutical Co., Inc.	(16,900)	(573,836)
Hitachi Construction Machinery Co. Ltd.	(25,600)	(814,214)
Hulic Co. Ltd.	(74,700)	(716,360)
Japan Airlines Co. Ltd.	(76,500)	(1,645,111)
Japan Post Insurance Co. Ltd.	(19,400)	(314,894)
JSR Corp.	(94,800)	(3,418,539)
Kansai Electric Power Co., Inc.	(49,200)	(452,394)
Keio Corp.	(37,200)	(1,873,463)
Keisei Electric Railway Co. Ltd.	(26,700)	(856,227)
Kintetsu Group Holdings Co. Ltd.	(10,200)	(319,939)

PACE International Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Kobe Bussan Co. Ltd.	(35,400)	(1,215,977)
Koei Tecmo Holdings Co. Ltd.	(17,200)	(796,806)
Koito Manufacturing Co. Ltd.	(5,900)	(333,371)
Kose Corp.	(8,500)	(983,681)
Kurita Water Industries Ltd.	(32,100)	(1,577,188)
Kyowa Kirin Co. Ltd.	(55,800)	(1,831,033)
Lasertec Corp.	(10,500)	(2,305,900)
NEC Corp.	(5,900)	(301,277)
NH Foods Ltd.	(23,400)	(822,259)
Nippon Sanso Holdings Corp.	(80,800)	(1,903,470)
Nomura Real Estate Holdings, Inc.	(9,500)	(230,801)
Obayashi Corp.	(33,400)	(280,739)
Odakyu Electric Railway Co. Ltd.	(128,800)	(2,783,368)
Oriental Land Co. Ltd.	(23,600)	(3,714,709)
Rakuten Group, Inc.	(43,300)	(474,885)
Ryohin Keikaku Co. Ltd.	(103,100)	(2,024,460)
Shiseido Co. Ltd.	(11,500)	(764,312)
Sumitomo Dainippon Pharma Co. Ltd.	(900)	(12,690)
Sumitomo Metal Mining Co. Ltd.	(3,700)	(143,585)
Taisho Pharmaceutical Holdings Co. Ltd.	(20,400)	(1,091,818)
TDK Corp.	(2,100)	(76,096)
Tobu Railway Co. Ltd.	(11,300)	(280,678)
Toho Co. Ltd.	(14,300)	(671,244)
Toho Gas Co. Ltd.	(12,900)	(381,426)
Tohoku Electric Power Co., Inc.	(54,500)	(353,371)
Tokyo Century Corp.	(12,200)	(695,767)
Toyota Industries Corp.	(11,700)	(991,638)
Z Holdings Corp.	(142,700)	(883,932)
		(50,570,940)
Luxembourg—(0.0)%†
Eurofins Scientific SE	(475)	(55,975)

Macau—(0.3)%
Galaxy Entertainment Group Ltd.	(421,000)	(2,278,016)
Sands China Ltd.	(172,400)	(393,968)

PACE International Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Macau—(concluded)
SJM Holdings Ltd.	(252,000)	(188,178)
		(2,860,162)
Netherlands—(0.6)%
Aegon N.V.	(693,476)	(3,515,271)
Argenx SE	(8,739)	(2,615,481)
Koninklijke Vopak N.V.	(15,541)	(618,010)
		(6,748,762)
New Zealand—(0.1)%
Mercury NZ Ltd.	(242,725)	(1,067,102)
Ryman Healthcare Ltd.	(40,216)	(416,431)
		(1,483,533)
Portugal—(0.4)%
EDP - Energias de Portugal SA	(755,794)	(4,267,140)

Singapore—(0.7)%
CapitaLand Integrated Commercial Trust	(33,887)	(54,028)
Capitaland Investment Ltd.	(219,100)	(558,920)
City Developments Ltd.	(196,200)	(1,065,023)
Genting Singapore Ltd.	(1,752,500)	(1,013,682)
Singapore Airlines Ltd.	(713,700)	(2,752,125)
UOL Group Ltd.	(258,500)	(1,385,951)
		(6,829,729)
Spain—(0.5)%
ACS Actividades de Construccion y Servicios SA	(19,457)	(509,001)
Amadeus IT Group SA	(13,540)	(905,325)
Red Electrica Corp. SA	(64,065)	(1,333,805)
Siemens Gamesa Renewable Energy SA	(81,407)	(2,204,915)
Telefonica SA	(119,814)	(521,402)
		(5,474,448)
Sweden—(0.4)%
Embracer Group AB	(105,371)	(979,602)
Essity AB, B Shares	(30,529)	(987,536)
Hexagon AB	(8,629)	(138,659)
Kinnevik AB, Class B	(27,595)	(1,081,725)

PACE International Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Sweden—(concluded)
Svenska Cellulosa AB SCA, Class B	(5,714)	(89,090)
Tele2 AB	(25,941)	(365,947)
Telia Co. AB	(139,762)	(549,983)
		(4,192,542)
Switzerland—(0.1)%
Barry Callebaut AG	(104)	(240,577)
Credit Suisse Group AG	(81,994)	(853,611)
		(1,094,188)
United Kingdom—(1.1)%
Ashtead Group PLC	(649)	(54,393)
AVEVA Group PLC	(21,078)	(1,026,352)
British Land Co. PLC	(7,068)	(47,813)
BT Group PLC	(333,472)	(633,902)
Croda International PLC	(3,827)	(495,357)
Entain PLC	(86,719)	(2,430,553)
Informa PLC	(37,235)	(264,676)
Land Securities Group PLC	(92,290)	(867,705)
Melrose Industries PLC	(438,844)	(947,716)
Ocado Group PLC	(83,915)	(2,070,600)
Pearson PLC	(125,271)	(1,032,753)
Rolls-Royce Holdings PLC	(663,418)	(1,197,003)

PACE International Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United Kingdom—(concluded)
SSE PLC	(19,984)	(449,483)
		(11,518,306)
United States—(0.0)%†
QIAGEN N.V.	(2,356)	(129,613)
Total common stocks (cost—$(127,933,946))		(130,039,011)

Preferred stock—(0.1)%
Germany—(0.1)%
Henkel AG & Co. KGaA (cost—$(1,139,160.00))	(11,613)	(1,038,798)
Total investments sold short (proceeds—$129,073,106)		(131,077,809)
Other assets in excess of liabilities—0.1%		718,225
Net assets—100.0%		$1,039,086,534

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,147,327,221	2,194,019	—	1,149,521,240
Preferred stocks	2,931,948	—	—	2,931,948
Rights	14,667	—	—	14,667
Short-term investments	—	8,373,614	—	8,373,614
Investment of cash collateral from securities loaned	—	8,604,649	—	8,604,649
Total	1,150,273,836	19,172,282	—	1,169,446,118

Liabilities
Investments sold short	(131,077,809)	—	—	(131,077,809)

PACE International Equity Investments
Portfolio of investments – October 31, 2021 (unaudited)

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, pledged as collateral for investments sold short.

2	Security, or portion thereof, was on loan at the period end.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,903,764, represented 2.0% of the Portfolio's net assets at period end.

4	Security is traded on the Amsterdam Exchange.

5	Rates shown reflect yield at October 31, 2021.

6	Includes $34,749,964 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $21,083,190 and cash collateral of $8,604,649.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2021

Common stocks
Airlines	1.3%
Auto components	0.8
Automobiles	1.3
Banks	11.3
Beverages	0.5
Biotechnology	0.1
Capital markets	0.5
Chemicals	1.9
Construction materials	0.6
Consumer finance	0.9
Diversified financial services	0.1
Electrical equipment	0.9
Electronic equipment, instruments & components	2.2
Entertainment	1.7
Food & staples retailing	1.5
Food products	3.3
Gas utilities	0.5
Health care providers & services	1.0
Hotels, restaurants & leisure	2.6
Household durables	2.0
Independent power and renewable electricity producers	0.3
Insurance	4.6
Interactive media & services	9.9
Internet & direct marketing retail	6.7
IT services	4.3
Life sciences tools & services	0.3
Machinery	0.3
Metals & mining	5.2
Multiline retail	0.1
Oil, gas & consumable fuels	6.6
Paper & forest products	0.5
Personal products	1.0
Pharmaceuticals	1.2
Professional services	0.7
Real estate management & development	0.3
Road & rail	0.7
Semiconductors & semiconductor equipment	10.2
Software	1.1
Specialty retail	0.6
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	0.7
Thrifts & mortgage finance	1.8
Transportation infrastructure	1.6
Wireless telecommunication services	0.7
Total common stocks	95.9
Preferred stocks
Banks	0.7
Chemicals	0.6
Technology hardware, storage & peripherals	0.3
Total preferred stocks	1.6
Short-term investments	2.2
Investment of cash collateral from securities loaned	1.3
Total investments	101.0
Liabilities in excess of other assets	(1.0)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—95.9%
Argentina—0.9%
MercadoLibre, Inc.*	2,429	3,597,398

Austria—0.4%
Mondi PLC	55,531	1,386,945

Brazil—4.8%
B3 SA - Brasil Bolsa Balcao	832,900	1,757,652
Banco do Brasil SA	709,800	3,584,340
Diagnosticos da America SA	49,800	309,099
Hapvida Participacoes e Investimentos SA1	400,100	818,093
Hypera SA	171,100	850,680
Itau Unibanco Holding SA, ADR	99,453	404,774
Locaweb Servicos de Internet SA1	244,200	791,818
Notre Dame Intermedica Participacoes SA	19,100	217,201
Petroleo Brasileiro SA, ADR	404,510	3,972,288
Raia Drogasil SA	199,000	819,793
Rumo SA*	929,185	2,632,565
Suzano SA*	87,500	763,249
TOTVS SA	279,200	1,620,644
XP, Inc., Class A*	2,296	75,332
		18,617,528
Canada—0.8%
Barrick Gold Corp.	43,326	795,899
Ivanhoe Mines Ltd., Class A*,2	209,354	1,642,556
Pan American Silver Corp.[2]	28,648	733,675
		3,172,130
Chile—0.7%
Sociedad Quimica y Minera de Chile SA, ADR	46,454	2,549,860

China—31.1%
Aier Eye Hospital Group Co. Ltd., Class A	143,831	1,090,763
Alibaba Group Holding Ltd.*	721,232	15,109,674
Autohome, Inc., ADR	34,013	1,338,412
Baidu, Inc., ADR*	45,544	7,389,059
Bilibili, Inc., ADR*,2	11,417	836,866
Bilibili, Inc., Class Z*	14,240	1,077,082
China Medical System Holdings Ltd.	261,000	444,812
China Merchants Bank Co. Ltd., Class H	217,500	1,832,418
China Merchants Port Holdings Co. Ltd.	1,742,962	2,912,217

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
China—(continued)
China Resources Power Holdings Co. Ltd.	516,000	1,333,025
China Shenhua Energy Co. Ltd., Class H	1,051,000	2,263,962
China Southern Airlines Co. Ltd., Class H*,2	1,874,000	1,141,670
China Tourism Group Duty Free Corp. Ltd., Class A	53,419	2,241,005
CSPC Pharmaceutical Group Ltd.	1,316,400	1,377,225
Dongfeng Motor Group Co. Ltd., Class H	1,986,000	1,855,693
Foshan Haitian Flavouring & Food Co. Ltd., Class A	132,050	2,414,716
Fujian Sunner Development Co. Ltd., Class A	342,800	1,202,074
Geely Automobile Holdings Ltd.	601,000	2,089,461
Ginlong Technologies Co. Ltd., Class A	24,100	1,049,933
Gree Electric Appliances, Inc. of Zhuhai, Class A	690,700	3,955,769
Hello Group Inc.,ADR	153,100	1,906,095
Hengan International Group Co. Ltd.	126,000	658,300
Huazhu Group Ltd.*	52,800	247,357
Huazhu Group Ltd., ADR*	42,880	1,987,917
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,600	104,738
Jiangsu Zhongtian Technology Co. Ltd., Class A	172,900	273,158
Kunlun Energy Co. Ltd.	2,096,000	1,918,067
Kweichow Moutai Co. Ltd., Class A	6,000	1,712,137
Lenovo Group Ltd.	1,192,000	1,296,102
LONGi Green Energy Technology Co. Ltd., Class A	324,280	4,950,372
Luxshare Precision Industry Co. Ltd., Class A	215,700	1,302,431
Meituan, Class B*,1	102,700	3,558,630
Midea Group Co. Ltd., Class A	377,300	4,054,650
NetEase, Inc.	59,975	1,184,777
Ningbo Huaxiang Electronic Co. Ltd., Class A	140,900	521,827
PICC Property & Casualty Co. Ltd., Class H	3,898,000	3,647,251
Ping An Insurance Group Co. of China Ltd., Class A	262,501	2,033,375
Ping An Insurance Group Co. of China Ltd., Class H	704,000	5,057,978
QuakeSafe Technologies Co. Ltd., Class A	51,500	795,923
Raytron Technology Co. Ltd., Class A	83,988	949,824
Sangfor Technologies, Inc., Class A	47,397	1,502,131
Shanghai Mechanical and Electrical Industry Co. Ltd.,Class A	558,100	1,263,711
Shenzhen Kangtai Biological Products Co. Ltd., Class A	30,700	548,103
Shenzhou International Group Holdings Ltd.	53,700	1,158,134
Sinopharm Group Co. Ltd., Class H	610,000	1,455,125
Songcheng Performance Development Co. Ltd., Class A	428,900	938,321
Tencent Holdings Ltd.	242,202	14,973,223
Tingyi Cayman Islands Holding Corp.	588,000	1,100,351
Travelsky Technology Ltd., Class H	760,000	1,422,222

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
China—(concluded)
Weibo Corp. ADR*,2	30,035	1,350,974
Wingtech Technology Co. Ltd., Class A	82,400	1,413,315
Yuan Longping High-tech Agriculture Co. Ltd.,Class A*	486,500	1,595,742
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	32,100	2,071,278
		121,909,375

Czech Republic—0.4%
Komercni banka A.S.*	35,418	1,374,213

Greece—0.1%
Eurobank Ergasias Services and Holdings SA, Class A*	549,330	573,682

Hong Kong—0.7%
WH Group Ltd.[1]	4,034,686	2,831,359

India—12.8%
Asian Paints Ltd.	39,083	1,618,045
Bajaj Finance Ltd.	17,967	1,775,603
Britannia Industries Ltd.	25,125	1,233,329
DLF Ltd.	81,964	436,302
Havells India Ltd.	80,578	1,359,032
HCL Technologies Ltd.	53,821	822,072
HDFC Bank Ltd.	169,395	3,580,695
Housing Development Finance Corp. Ltd.	187,796	7,134,273
ICICI Lombard General Insurance Co. Ltd.[1]	47,969	949,082
Indian Hotels Co. Ltd.	64,484	169,345
Infosys Ltd.	175,682	3,912,777
Infosys Ltd., ADR	27,444	611,452
InterGlobe Aviation Ltd.*,1	131,929	3,832,361
Motherson Sumi Systems Ltd.	886,180	2,644,413
Reliance Industries Ltd.	352,474	11,938,398
Reliance Industries Ltd.	9,958	252,995
SBI Cards & Payment Services Ltd.*	117,666	1,657,950
State Bank of India	25,611	1,731,304
Tata Consultancy Services Ltd.	40,426	1,834,337
UPL Ltd.	290,839	2,874,939
		50,368,704
Indonesia—1.5%
Bank Central Asia Tbk. PT	5,950,000	3,139,315
Bank Mandiri Persero Tbk. PT	2,192,300	1,110,270

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Indonesia—(concluded)
Bank Rakyat Indonesia Persero Tbk. PT	5,485,688	1,645,610
		5,895,195

Kazakhstan—0.1%
NAC Kazatomprom JSC, GDR	6,595	286,223

Macau—1.8%
Galaxy Entertainment Group Ltd.*	590,000	3,192,468
Sands China Ltd.*	1,631,200	3,727,619
		6,920,087
Mexico—2.0%
Cemex SAB de CV, ADR*	242,885	1,561,750
Grupo Aeroportuario del Pacifico SAB de CV, Class B	256,200	3,229,628
Grupo Financiero Banorte SAB de CV, Class O	112,150	710,062
Wal-Mart de Mexico SAB de CV	714,700	2,492,841
		7,994,281
Peru—0.7%
Credicorp Ltd.	21,004	2,723,379

Philippines—0.1%
Monde Nissin Corp.*,1	1,820,200	581,337

Poland—1.3%
Allegro.eu SA*,1	98,847	1,117,887
Powszechna Kasa Oszczednosci Bank Polski SA*	99,204	1,213,429
Powszechny Zaklad Ubezpieczen SA	273,013	2,730,369
		5,061,685
Russia—5.5%
Alrosa PJSC	1,839,700	3,241,515
Fix Price Group Ltd.	61,297	533,897
Gazprom PJSC, ADR[3,4]	111,460	1,092,977
HeadHunter Group PLC, ADR	50,577	2,673,500
LUKOIL PJSC, ADR[3,4]	23,530	2,400,060
LUKOIL PJSC, ADR[3]	11,992	1,223,544
Polymetal International PLC	35,165	652,095
Rosneft Oil Co. PJSC	282,375	2,535,490
Sberbank of Russia PJSC, ADR	109,736	2,196,915

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Russia—(concluded)
Yandex N.V., Class A*	60,016	4,971,725
		21,521,718
Saudi Arabia—0.9%
Delivery Hero SE*,1	14,630	1,818,915
Saudi National Bank	102,103	1,793,860
		3,612,775
South Africa—2.5%
Absa Group Ltd.	150,023	1,375,006
Capitec Bank Holdings Ltd.[2]	24,407	2,727,161
Clicks Group Ltd.	92,372	1,686,220
FirstRand Ltd.	103,605	393,461
Gold Fields Ltd., ADR	224,331	2,081,792
Sibanye Stillwater Ltd.	474,538	1,657,077
		9,920,717
South Korea—10.5%
Coupang, Inc.*	39,566	1,177,484
DB Insurance Co. Ltd.	49,808	2,523,327
Doosan Fuel Cell Co. Ltd.*	19,394	866,344
Douzone Bizon Co. Ltd.	16,745	1,165,007
Fila Holdings Corp.	44,559	1,414,693
Hana Financial Group, Inc.	48,651	1,873,514
Kakao Corp.	19,193	2,061,291
KakaoBank Corp.*,2	34,662	1,871,698
KB Financial Group, Inc.	38,144	1,847,546
Kia Corp.	18,081	1,316,754
LG Chem Ltd.	392	280,443
LG Household & Health Care Ltd.	2,117	2,121,439
NAVER Corp.	13,379	4,659,837
POSCO	10,723	2,716,194
Samsung Biologics Co. Ltd.*,1	1,859	1,385,640
Samsung Electronics Co. Ltd.	75,141	4,488,333
Samsung Fire & Marine Insurance Co. Ltd.	5,070	1,002,242
Shinhan Financial Group Co. Ltd.	30,839	1,009,449
SK Hynix, Inc.	46,359	4,086,241
SK Telecom Co. Ltd.*,5	9,968	2,640,106

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
WONIK IPS Co. Ltd.	24,214	838,181
		41,345,763
Taiwan—10.5%
Alchip Technologies Ltd.	20,000	740,781
ASE Technology Holding Co. Ltd.	139,000	498,847
CTBC Financial Holding Co. Ltd.	926,934	773,320
Delta Electronics, Inc.	121,000	1,066,041
E. Sun Financial Holding Co. Ltd.	1,499,483	1,431,622
eMemory Technology, Inc.	22,000	1,819,588
FLEXium Interconnect, Inc.	231,000	798,285
HON HAI Precision Industry Co. Ltd.	557,000	2,143,194
MediaTek, Inc.	178,469	5,859,439
Sea Ltd., ADR*	10,646	3,657,646
Taiwan Semiconductor Manufacturing Co. Ltd.	500,231	10,613,168
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	94,680	10,765,116
Zhen Ding Technology Holding Ltd.	242,000	835,428
		41,002,475
Thailand—0.9%
Bangkok Bank PCL NVDR	722,800	2,668,364
CP ALL PCL	467,500	901,681
		3,570,045
Turkey—0.3%
Turkiye Garanti Bankasi A.S.	1,293,140	1,324,883

United Arab Emirates—0.4%
Network International Holdings PLC*,1	312,597	1,382,665

United Kingdom—0.3%
Unilever PLC	1,339	71,687
Unilever PLC	22,136	1,185,036
		1,256,723
United States—1.8%
Cognizant Technology Solutions Corp., Class A	19,638	1,533,531
Globant SA*	10,735	3,426,505

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
JBS SA	309,600	2,142,153
		7,102,189
Uruguay—0.2%
Dlocal Ltd.*	19,772	959,140

Vietnam—0.5%
Hoa Phat Group JSC	589,243	1,478,838
Vincom Retail JSC*	452,720	620,832
		2,099,670
Zambia—1.4%
First Quantum Minerals Ltd.	224,308	5,310,459
Total common stocks (cost—$322,855,551)		376,252,603

Preferred stocks—1.6%
Brazil—0.8%
Banco Bradesco SA	673,890	2,376,132
Itausa SA	283,390	514,679
		2,890,811
Chile—0.3%
Sociedad Quimica y Minera de Chile SA, Class B	23,573	1,280,215

South Korea—0.5%
LG Chem Ltd.	2,798	918,260
Samsung Electronics Co. Ltd.	20,792	1,138,752
		2,057,012
Total preferred stocks (cost—$6,416,772)		6,228,038

Short-term investments—2.2%
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[6] (cost—$8,532,026)	8,532,026	8,532,026

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.3%
Money market funds—1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[6] (cost—$5,089,337)	5,089,337	5,089,337
Total investments (cost—$342,893,686)[7]—101.0%		396,102,004
Liabilities in excess of other assets—(1.0)%		(4,061,287)
Net assets—100.0%		$392,040,717

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	373,612,497	2,640,106	—	376,252,603
Preferred stocks	6,228,038	—	—	6,228,038
Short-term investments	—	8,532,026	—	8,532,026
Investment of cash collateral from securities loaned	—	5,089,337	—	5,089,337
Total	379,840,535	16,261,469	—	396,102,004

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,067,787, represented 4.9% of the Portfolio's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3	Security is traded on the Turquoise Exchange.

4	Security is traded on the over-the-counter ("OTC") market.

5	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

6	Rates shown reflect yield at October 31, 2021.

7	Includes $9,333,955 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,826,323 and cash collateral of 5,089,337.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification—(unaudited)1
As a percentage of net assets as of October 31, 2021

Common stocks
Apartments	10.9%
Building & Construct-Misc	2.1
Building-Heavy Construction	3.7
Diversified	19.6
Health care	3.6
Hotels	1.8
Manufactured homes	5.1
Office property	5.0
Physical Therapy/Rehabilitation Centers	1.0
Real estate management/service	4.0
Real estate operations/development	8.5
Regional malls	3.3
Shopping centers	5.1
Single Tenant	3.5
Storage	6.5
Warehouse/industrial	15.1
Total common stocks	98.8
Short-term investments	1.3
Investment of cash collateral from securities loaned	0.7
Total investments	100.8
Liabilities in excess of other assets	(0.8)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.8%
Australia—4.2%
Goodman Group	182,714	3,010,081
National Storage REIT	966,032	1,736,808
		4,746,889
Belgium—3.9%
Shurgard Self Storage SA	27,188	1,665,754
Warehouses De Pauw CVA	59,423	2,706,504
		4,372,258
Brazil—0.2%
Multiplan Empreendimentos Imobiliarios SA	68,502	224,788

Canada—2.8%
Allied Properties REIT	22,948	793,056
Granite REIT	28,404	2,302,431
		3,095,487
China—1.7%
ESR Cayman Ltd.*,1	589,200	1,912,126

Germany—3.8%
LEG Immobilien SE	11,985	1,782,402
Vonovia SE	42,098	2,552,980
		4,335,382
Hong Kong—3.5%
Link REIT	160,300	1,421,593
Sino Land Co. Ltd.[2]	818,000	1,074,476
Swire Properties Ltd.	530,400	1,421,353
		3,917,422
Japan—4.8%
Advance Residence Investment Corp.	523	1,716,184
Japan Logistics Fund, Inc.	461	1,377,236
Katitas Co. Ltd.	65,100	2,367,532
		5,460,952
Mexico—1.3%
Corp Inmobiliaria Vesta SAB de CV	394,482	686,722

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Fibra Uno Administracion SA de CV	824,401	819,276
		1,505,998
Singapore—4.8%
Ascendas India Trust	859,700	886,157
Mapletree Commercial Trust	1,681,500	2,718,332
Mapletree Logistics Trust	1,194,600	1,789,464
		5,393,953
Spain—2.2%
Cellnex Telecom SA1	40,907	2,514,802

Tanzania, United Republic Of—1.5%
Helios Towers PLC*,2	781,465	1,651,269

United Kingdom—6.0%
Big Yellow Group PLC	99,429	2,012,529
Grainger PLC	448,078	1,893,616
Shaftesbury PLC[2]	243,331	2,079,652
UNITE Group PLC	55,503	826,810
		6,812,607
United States—58.1%
Alexandria Real Estate Equities, Inc.	10,977	2,240,845
American Homes 4 Rent, Class A	80,429	3,265,417
American Tower Corp.	5,905	1,665,033
AvalonBay Communities, Inc.	15,155	3,586,885
Boston Properties, Inc.	11,891	1,351,293
Brixmor Property Group, Inc.	81,207	1,903,492
CoreSite Realty Corp.	13,108	1,867,366
Douglas Emmett, Inc.	39,325	1,285,141
Encompass Health Corp.	17,352	1,102,893
Equinix, Inc.	3,353	2,806,696
Equity Lifestyle Properties, Inc.	34,107	2,882,383
Extra Space Storage, Inc.	18,420	3,635,555
Host Hotels & Resorts, Inc.*	122,145	2,055,700
Medical Properties Trust, Inc.	86,443	1,843,829
Mid-America Apartment Communities, Inc.	14,472	2,955,327
National Retail Properties, Inc.	39,605	1,796,483
Phillips Edison & Co., Inc.	30,199	910,198
Prologis, Inc.	55,280	8,013,389

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Rayonier, Inc.	55,237	2,061,997
Simon Property Group, Inc.	25,660	3,761,243
STAG Industrial, Inc.	53,110	2,311,878
STORE Capital Corp.	61,407	2,108,102
Sun Communities, Inc.	14,701	2,881,102
Urban Edge Properties	85,712	1,502,531
VICI Properties, Inc.[2]	78,250	2,296,638
Welltower, Inc.	27,340	2,198,136
Weyerhaeuser Co.	38,619	1,379,471
		65,669,023
Total common stocks (cost—$98,772,847)		111,612,956

Short-term investments—1.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$1,482,854)	1,482,854	1,482,854
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[3] (cost—$789,443)	789,443	789,443
Total investments (cost—$101,045,144)[4]—100.8%		113,885,253
Liabilities in excess of other assets—(0.8)%		(864,783)
Net assets—100.0%		$113,020,470

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	111,612,956	—	—	111,612,956
Short-term investments	—	1,482,854	—	1,482,854
Investment of cash collateral from securities loaned	—	789,443	—	789,443
Total	111,612,956	2,272,297	—	113,885,253

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,426,928, represented 3.9% of the Portfolio's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at October 31, 2021.
4	Includes $4,275,116 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $3,742,054 and cash collateral of $789,443.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2021

Common stocks
Aerospace & defense	0.1%
Air freight & logistics	0.2
Airlines	0.6
Auto components	0.1
Banks	1.8
Beverages	0.7
Biotechnology	1.1
Building products	0.9
Capital markets	1.2
Chemicals	1.3
Commercial services & supplies	0.8
Communications equipment	0.3
Construction & engineering	0.6
Construction materials	0.1
Consumer finance	0.0	†
Containers & packaging	0.2
Distributors	0.2
Diversified consumer services	0.0	†
Diversified financial services	0.5
Diversified telecommunication services	0.6
Electric utilities	0.3
Electrical equipment	0.5
Electronic equipment, instruments & components	1.0
Energy equipment & services	0.4
Entertainment	0.5
Equity real estate investment trusts	2.4
Financial services	0.1
Food & staples retailing	1.9
Food products	0.4
Gas utilities	0.1
Health care equipment & supplies	1.7
Health care providers & services	0.3
Health care technology	0.0	†
Hotels, restaurants & leisure	2.3
Household durables	0.3
Household products	0.1
Independent power and renewable electricity producers	0.4
Industrial conglomerates	0.5
Insurance	0.6%
Interactive media & services	1.4
Internet & direct marketing retail	0.2
IT services	1.2
Leisure products	0.1
Life sciences tools & services	1.1
Machinery	1.6
Marine	0.2
Media	0.4
Metals & mining	1.5
Multiline retail	0.5
Oil, gas & consumable fuels	2.0
Paper & forest products	0.0	†
Personal products	0.1
Pharmaceuticals	1.1
Professional services	1.6
Real estate management & development	0.6
Road & rail	0.7
Semiconductors & semiconductor equipment	1.5
Software	4.3
Specialty retail	1.2
Technology hardware, storage & peripherals	0.3
Textiles, apparel & luxury goods	0.5
Thrifts & mortgage finance	0.3
Tobacco	0.0	†
Trading companies & distributors	2.5
Transportation infrastructure	0.1
Water utilities	0.1
Wireless telecommunication services	0.1
Total common stocks	50.3

Preferred stocks
Automobiles	0.0	†
Chemicals	0.0	†
Health care equipment & supplies	0.1
Total preferred stocks	0.1

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2021

Investment companies	6.2%

Warrants
Financial services	0.0 †
Pharmaceuticals	0.0 †
Total warrants	0.0 †

Corporate bonds
Airlines	1.2
Entertainment	0.8
Internet	1.2
Iron & steel	1.4
Leisure Time	4.9
Media	2.1
Retail	0.9
Software	0.7
Transportation	0.0 †
Total corporate bonds	13.2

Short-term investments	25.8
Short-term U.S. Treasury obligations	6.9
Equity and foreign exchange options purchased
Call options	0.4
Put options	0.0 †
Total equity and foreign exchange options purchased	0.4

Investments sold short
Common stocks
Aerospace & defense	(0.3)%
Airlines	(0.8)
Auto components	0.0 †
Automobiles	(0.1)
Banks	(0.3)
Biotechnology	(0.3)
Building products	(0.2)
Capital markets	(1.0)
Chemicals	(0.2)
Commercial services & supplies	(0.4)
Construction & engineering	(0.3)
Diversified telecommunication services	(0.6)
Electric utilities	(0.1)
Electrical equipment	(0.9)
Electronic equipment, instruments & components	0.0 †
Energy equipment & services	(0.1)
Entertainment	(1.6)
Equity real estate investment trusts	(1.0)
Food & staples retailing	(0.8)
Food products	(0.5)
Health care providers & services	(0.4)
Hotels, restaurants & leisure	(5.7)
Household durables	(0.5)
Household products	(0.3)
Independent power and renewable electricity producers	(0.5)
Industrial conglomerates	(0.1)
Insurance	(0.4)
Internet & direct marketing retail	(1.1)
IT services	(0.2)
Leisure products	(0.1)
Machinery	(0.5)
Marine	0.0 †
Media	(1.1)
Metals & mining	(2.7)
Multi-utilities	(0.2)
Multiline retail	(0.5)
Oil, gas & consumable fuels	(1.4)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2021

Investments sold short—(concluded)
Personal products	(0.1)%
Pharmaceuticals	(0.2)
Real estate management & development	(0.2)
Semiconductors & semiconductor equipment	0.0 †
Software	(0.8)
Specialty retail	(0.7)
Textiles, apparel & luxury goods	(0.1)
Trading companies & distributors	(0.3)
Transportation infrastructure	(0.1)
Total common stocks	(27.7)

Corporate bonds
Iron & steel	(0.4)
Investment companies	(5.7)
Total investments sold short	(33.8)

Other assets in excess of liabilities	30.9
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—50.3%
Australia—0.3%
BlueScope Steel Ltd.	30,774	477,348
Dexus	10,963	89,644
Rio Tinto Ltd.	330	22,414
Rio Tinto PLC	477	29,771
Sonic Healthcare Ltd.	20,353	612,881
		1,232,058
Belgium—0.0%†
Etablissements Franz Colruyt N.V.	558	27,376
Sofina SA	75	33,154
Solvay SA	739	87,820
		148,350
Canada—12.4%
AirBoss of America Corp.[1]	15,330	398,857
Alamos Gold, Inc., Class A1	70,576	525,085
Algoma Steel Group, Inc.*	21,830	244,496
Arizona Metals Corp.*	95,900	333,201
ATS Automation Tooling Systems, Inc.*,1	126,300	4,297,425
AutoCanada, Inc.*,1	39,240	1,413,794
Aya Gold & Silver, Inc.*,1	76,850	572,525
Bank of Nova Scotia	3,100	203,243
Boralex, Inc., Class A1	31,000	959,357
Brookfield Business Pt Unit Ltd.*,1	23,870	1,159,843
Canadian Apartment Properties REIT	12,000	585,941
Canadian Imperial Bank of Commerce	1,200	145,608
Canadian Tire Corp. Ltd., Class A	3,600	511,319
Capstone Mining Corp.*,1	218,480	916,218
CareRx Corp.*	97,010	383,306
Cenovus Energy, Inc.[1]	62,390	747,432
CES Energy Solutions Corp.	254,150	396,339
CGI, Inc.*	700	62,534
Colliers International Group, Inc.[1]	7,620	1,107,719
Constellation Software, Inc.	400	702,970
Crescent Point Energy Corp.[1]	200,850	1,010,276
Dexterra Group, Inc.	34,390	248,700
Dream Industrial REIT[1]	127,380	1,744,579
Dye & Durham Ltd.[1]	29,390	899,321
Empire Co. Ltd., Class A	20,000	597,931
Fairfax Financial Holdings Ltd.	3,000	1,215,053
Finning International, Inc.[1]	119,870	3,548,834
George Weston Ltd.[1]	22,050	2,382,455

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
GFL Environmental, Inc.[1]	17,460	718,479
Gildan Activewear, Inc.	2,700	99,177
Granite REIT[1]	21,780	1,765,489
GURU Organic Energy Corp.*	128,670	1,663,478
Hardwoods Distribution, Inc.[1]	64,270	2,149,431
HLS Therapeutics, Inc.	17,570	269,740
Home Capital Group, Inc.*,1	37,950	1,231,474
i-80 Gold Corp.*	87,210	210,696
IA Financial Corp., Inc.[1]	13,090	774,337
IBI Group, Inc.*	30,220	293,507
InterRent REIT[1]	54,560	799,267
Intertape Polymer Group, Inc.[1]	26,360	598,936
K-Bro Linen, Inc.	56,720	1,697,567
Kirkland Lake Gold Ltd.[1]	34,880	1,470,890
Leaf Mobile, Inc.*	129,215	266,240
Loblaw Cos. Ltd.	4,300	323,403
MAG Silver Corp.*,1	20,830	414,883
NanoXplore, Inc.*,1	109,170	665,993
Neo Performance Materials, Inc.[1]	30,550	470,987
NuVista Energy Ltd.*,1	91,530	453,360
Open Text Corp.	3,800	191,412
Osisko Mining, Inc.*,1	65,050	140,339
Parkit Enterprise, Inc.*	330,060	410,708
Payfare, Inc.*	65,690	473,461
Precision Drilling Corp.*,1	8,710	385,602
Premium Brands Holdings Corp.[1]	7,680	829,994
Profound Medical Corp.*	13,320	179,523
Recipe Unlimited Corp.*,1	57,420	898,231
Rivalry Corp.*	174,444	341,107
Sangoma Technologies Corp.*	108,480	349,738
SNC-Lavalin Group, Inc.[1]	78,110	2,101,068
Stantec, Inc.[1]	8,720	481,939
Suncor Energy, Inc.[1]	27,500	723,250
Superior Plus Corp.[1]	21,180	235,657
Tamarack Valley Energy Ltd.*,1	399,620	1,162,437
Thomson Reuters Corp.	8,600	1,034,488
TransAlta Corp.[1]	35,000	392,700
Tricon Residential, Inc.[1]	28,720	417,944
Uni-Select, Inc.*,1	50,990	733,785

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—concluded)
Wesdome Gold Mines Ltd.*,1	70,560	634,561
		55,769,639
Cayman Islands—0.1%
Black Spade Acquisition Co.*	27,200	272,000

China—0.0%†
Yum China Holdings, Inc.	477	27,227

Denmark—0.3%
A.P. Moller - Maersk A/S, Class A	155	424,414
A.P. Moller - Maersk A/S, Class B	92	265,849
Coloplast A/S, Class B	183	29,832
Demant A/S*	5,315	257,449
Genmab A/S*	72	32,269
GN Store Nord A/S	426	25,851
Netcompany Group A/S2	252	28,627
Novo Nordisk A/S, Class B	315	34,476
Novozymes A/S, Class B	426	31,326
Pandora A/S	237	33,095
Royal Unibrew A/S	252	31,266
SimCorp A/S	243	29,356
		1,223,810
Finland—0.1%
Kesko Oyj, Class B	10,653	345,925
Kone Oyj, Class B	426	29,035
Nokia Oyj *	4,646	26,693
Orion Oyj, Class B	765	33,101
Valmet Oyj	819	33,231
		467,985
France—1.2%
Accor SA*	11,630	415,563
Aeroports de Paris*	3,066	407,240
Airbus SE *	3,207	410,026
BioMerieux	246	31,296
Capgemini SE	1,631	379,538
Carrefour SA	46,361	839,003
Cie de Saint-Gobain	3,971	273,409
Dassault Systemes SE	6,592	383,913
Electricite de France SA	66,343	976,296

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Hermes International	21	33,270
L'Oreal SA	72	32,873
Sartorius Stedim Biotech	54	29,726
TotalEnergies SE	23,565	1,181,448
		5,393,601
Germany—0.4%
Bechtle AG	426	31,911
Beiersdorf AG	264	28,046
Carl Zeiss Meditec AG	138	27,750
Commerzbank AG*	24,081	175,822
Deutsche Bank AG*	54,350	700,287
HelloFresh SE*	5,080	411,074
Kloeckner & Co. SE*	3,749	50,446
Nemetschek SE	300	34,403
Rational AG	30	29,811
SAP SE	219	31,727
Uniper SE	605	26,723
		1,548,000
Hong Kong—0.3%
CK Asset Holdings Ltd.	126,000	778,137
Jardine Matheson Holdings Ltd.	2,400	139,032
Xinyi Glass Holdings Ltd.	114,000	321,612
		1,238,781
Ireland—0.5%
AerCap Holdings NV*	34,840	2,056,954

Israel—0.2%
Check Point Software Technologies Ltd.*,1	7,191	860,044
Cognyte Software Ltd.*	6,780	134,990
		995,034
Italy—0.4%
DiaSorin SpA	1,797	405,807
Eni SpA	86,260	1,236,884
Esprinet SpA	764	9,909
Moncler SpA	489	35,115
Recordati Industria Chimica e Farmaceutica SpA	531	33,221
Reply SpA	153	29,661

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Telecom Italia SpA	82,378	29,340
		1,779,937
Japan—1.6%
AGC, Inc.	5,300	263,663
Allegro MicroSystems, Inc.*	957	31,926
CyberAgent, Inc.	2,100	35,008
Daikin Industries Ltd.	1,400	305,734
Disco Corp.	1,400	375,872
Ferrotec Holdings Corp.	2,400	80,018
Fujitsu Ltd.	1,900	327,155
Iida Group Holdings Co. Ltd.	10,500	258,228
McDonald's Holdings Co. Japan Ltd.	8,000	357,271
Mitsubishi Electric Corp.	38,400	513,797
Mitsui Chemicals, Inc.	1,300	38,552
Murata Manufacturing Co. Ltd.	3,500	265,721
NGK Insulators Ltd.	700	11,620
Nintendo Co. Ltd.	1,400	616,626
Nisshinbo Holdings, Inc.	7,600	58,546
Oji Holdings Corp.	24,600	121,732
Oracle Corp.	6,300	594,209
SUMCO Corp.	19,000	360,746
Toyota Tsusho Corp.	8,700	376,319
Trend Micro, Inc.	15,700	885,729
Yamada Holdings Co. Ltd.	313,200	1,195,367
		7,073,839
Luxembourg—0.1%
Eurofins Scientific SE	5,355	631,047

Malta—0.0%†
Kindred Group PLC	1,656	23,139

Netherlands—0.6%
Adyen N.V.*,2	9	27,160
ASM International N.V.	75	33,934
ASML Holding N.V.	36	29,152
BE Semiconductor Industries N.V.	336	30,669
EXOR N.V.	3,447	324,756
Randstad N.V.	14,133	1,016,208

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Royal Dutch Shell PLC, Class A	50,050	1,155,304
		2,617,183
New Zealand—0.0%†
Fletcher Building Ltd.	36,326	186,644

Norway—0.0%†
Nordic Semiconductor ASA*	954	28,232
TOMRA Systems ASA	552	35,624
		63,856
Philippines—0.0%†
TELUS International CDA, Inc.*	4,920	187,649

Poland—0.0%†
CD Projekt SA	660	28,765

Singapore—0.1%
Kulicke & Soffa Industries, Inc.[1]	8,127	463,239

Spain—0.2%
Amadeus IT Group SA*	5,980	399,841
Banco Santander SA	121,779	461,254
		861,095
Sweden—0.4%
Boliden AB	972	34,283
Electrolux AB	21,172	480,487
Epiroc AB, Class A	1,494	37,176
EQT AB	750	39,526
Evolution AB2	183	29,602
Getinge AB, Class B	723	32,353
Hexagon AB, Class B	1,884	30,274
Hexpol AB	2,682	31,323
ICA Gruppen AB	4,052	209,489
Industrivarden AB, Class A	957	31,558
Industrivarden AB, Class C	8,642	280,654
Lifco AB, Class B	1,107	32,238
Telefonaktiebolaget LM Ericsson, Class B	27,736	303,585

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Thule Group AB2	579	33,359
		1,605,907
Switzerland—0.9%
Adecco Group AG, Registered Shares	21,352	1,074,363
Alcon, Inc.	16,655	1,388,361
Bucher Industries AG, Registered Shares	63	31,761
Dufry AG, Registered Shares*	7,716	407,711
EMS-Chemie Holding AG, Registered Shares	30	29,734
Kuehne & Nagel International AG, Registered Shares	84	26,449
Logitech International SA, Registered Shares	315	26,222
Partners Group Holding AG	18	31,406
Roche Holding AG	84	32,482
Schindler Holding AG	108	28,097
Straumann Holding AG, Registered Shares	12	24,928
Swatch Group AG	8,373	980,850
Tecan Group AG, Registered Shares	48	29,358
VAT Group AG2	66	31,515
		4,143,237
Taiwan—0.1%
MediaTek, Inc.	9,000	295,485
Yageo Corp.	20,000	312,135
		607,620
Thailand—0.0%†
Fabrinet *	285	27,360

United Kingdom—2.3%
Ashmore Group PLC	6,660	30,753
Auto Trader Group PLC[2]	3,774	31,279
Barratt Developments PLC	3,378	30,650
BP PLC	243,909	1,168,974
Drax Group PLC	49,664	360,569
easyJet PLC*	123,086	1,049,440
Games Workshop Group PLC	216	28,511
Halma PLC	750	30,402
Hargreaves Lansdown PLC	1,629	34,265
Howden Joinery Group PLC	2,412	30,362
HSBC Holdings PLC	268,420	1,621,834
IG Group Holdings PLC	2,808	30,493
Imperial Brands PLC	6,293	132,802

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
International Consolidated Airlines Group SA*	364,709	817,563
Kingfisher PLC	82,588	378,637
Liberty Global PLC, Class C*,1	20,437	589,403
London Stock Exchange Group PLC	18,040	1,752,895
Man Group PLC	11,214	35,712
Natwest Group PLC	148,697	449,937
Pennon Group PLC	38,422	613,111
Persimmon PLC	840	31,280
Rightmove PLC	3,186	30,146
Rotork PLC	6,402	31,033
Softcat PLC	1,062	28,240
Spectris PLC	570	29,362
Spirax-Sarco Engineering PLC	144	30,753
Standard Chartered PLC	118,855	805,000
Taylor Wimpey PLC	13,899	29,398
		10,232,804
United States—27.8%
3M Co.[1]	1,375	245,685
A.O. Smith Corp.[1]	10,924	798,217
A10 Networks, Inc.*	2,196	41,043
Abbott Laboratories[1]	8,236	1,061,538
AbbVie, Inc.[1]	4,907	562,686
ABIOMED, Inc.*	78	25,899
Accenture PLC, Class A1	3,763	1,350,127
Activision Blizzard, Inc.[1]	1,147	89,684
Acuity Brands, Inc.	1,630	334,851
Acushnet Holdings Corp.	603	30,717
AECOM *,1	5,970	408,169
Agilent Technologies, Inc.[1]	3,709	584,130
agilon health, Inc.*	5,852	143,374
Alkermes PLC*,1	6,672	202,095
Allegion PLC	2,237	287,007
Allison Transmission Holdings, Inc.	11,401	380,337
Alphabet, Inc., Class A*,1	638	1,889,067
Alphabet, Inc., Class C*,1	520	1,542,013
Amazon.com, Inc.*,1	242	816,128
Amdocs Ltd.	384	29,891
Amedisys, Inc.*	165	27,941
AMERCO[1]	1,837	1,353,851
American Campus Communities, Inc.[1]	18,070	970,720

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
American Homes 4 Rent, Class A1	43,580	1,769,348
American Public Education, Inc.*	1,125	28,114
AMERISAFE, Inc.	531	31,483
AMETEK, Inc.	225	29,790
AMMO, Inc.*	72,945	440,588
Analog Devices, Inc.	7,954	1,379,939
ANSYS, Inc.*	81	30,746
Anterix, Inc.*	2,570	164,737
APA Corp.	6,654	174,401
Apple, Inc.[1]	6,865	1,028,377
Aptiv PLC*,1	1,600	276,624
Argan, Inc.	633	26,118
Arista Networks, Inc.*	84	34,414
Arrow Electronics, Inc.*,1	11,150	1,290,612
Artisan Partners Asset Management, Inc., Class A	588	29,130
Aspen Technology, Inc.*	234	36,665
AT&T, Inc.	34,813	879,376
Atrion Corp.	42	30,576
Autodesk, Inc.*	1,161	368,745
Avantor, Inc.*,1	4,616	186,394
Aviat Networks, Inc.*	843	24,110
Avid Bioservices, Inc.*,1	6,900	211,692
Badger Meter, Inc.	288	29,448
Baker Hughes Co.	14,353	359,973
Balchem Corp.	216	33,067
Bank of America Corp.[1]	17,480	835,194
Bausch Health Cos., Inc.*	32,058	900,189
Baxter International, Inc.[1]	4,798	378,850
Becton Dickinson and Co.[1]	3,262	781,543
Bentley Systems, Inc., Class B1	2,685	158,818
Berkshire Hathaway, Inc., Class B*,1	5,819	1,670,111
Bio-Rad Laboratories, Inc., Class A*,1	820	651,638
Bio-Techne Corp.[1]	493	258,159
Bloomin' Brands, Inc.*	40,662	879,112
Blueprint Medicines Corp.*	312	35,097
Booking Holdings, Inc.*,1	360	871,481
Booz Allen Hamilton Holding Corp.	4,319	375,148
Boston Beer Co., Inc., Class A*	54	26,594
Boston Scientific Corp.*	9,237	398,392
Brady Corp., Class A	582	30,316
Brinker International, Inc.*	10,184	427,321

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Broadcom, Inc.	618	328,572
Bruker Corp.[1]	3,534	283,780
Brunswick Corp.	312	29,044
Bunge Ltd.[1]	9,552	884,897
Cadence Design Systems, Inc.*	180	31,160
Calix, Inc.*	657	41,122
Cargurus, Inc.*	1,002	33,607
Carlyle Group, Inc.[1]	13,030	731,634
Carnival Corp.*	27,528	610,020
Catalyst Pharmaceuticals, Inc.*,1	23,989	141,535
Caterpillar, Inc.[1]	373	76,096
Cavco Industries, Inc.*	120	28,846
Cerner Corp.	393	29,196
ChannelAdvisor Corp.*	1,155	29,464
Charles Schwab Corp.[1]	4,360	357,651
Chemed Corp.	63	30,382
Cincinnati Financial Corp.	249	30,239
Cintas Corp.	75	32,483
Cirrus Logic, Inc.*	351	28,364
Clearfield, Inc.*	666	37,622
Coca-Cola Co.[1]	914	51,522
Cognex Corp.	339	29,693
Cohen & Steers, Inc.	342	32,452
Colgate-Palmolive Co.[1]	3,712	282,817
Columbia Sportswear Co.	297	30,840
Comfort Systems USA, Inc.	399	36,497
Constellation Brands, Inc., Class A	5,828	1,263,569
Copart, Inc.*	207	32,145
Corcept Therapeutics, Inc.*	1,392	25,056
CorVel Corp. *	177	32,430
Costco Wholesale Corp.[1]	1,704	837,584
Coty, Inc., Class A *	31,620	268,138
Crocs, Inc.*,1	5,449	879,741
Cummins, Inc.[1]	3,882	931,059
CyberArk Software Ltd.*	1,108	199,562
D.R. Horton, Inc.	1,535	137,029
Danaher Corp.	1,932	602,340
Deckers Outdoor Corp.*	72	28,462
Dick's Sporting Goods, Inc.	213	26,457
Dillard's, Inc., Class A1	1,830	422,986
DISH Network Corp., Class A*	24,525	1,007,242

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Dolby Laboratories, Inc., Class A	315	27,830
Donaldson Co., Inc.	489	29,345
Dow, Inc.[1]	17,924	1,003,206
Dropbox, Inc., Class A*	2,356	71,834
Dynavax Technologies Corp.*,1	15,383	307,199
Eagle Pharmaceuticals, Inc.*,1	7,061	369,785
Eli Lilly & Co.	2,321	591,298
Enstar Group Ltd.*	132	30,463
EPAM Systems, Inc.*	48	32,316
ePlus, Inc.*	273	30,186
Erie Indemnity Co., Class A	168	34,576
Essent Group Ltd.	642	30,816
Ethan Allen Interiors, Inc.[1]	697	16,177
Evercore, Inc., Class A	216	32,797
ExlService Holdings, Inc.*	243	29,799
eXp World Holdings, Inc.	591	30,496
Expeditors International of Washington, Inc.[1]	8,894	1,096,274
Exponent, Inc.	261	29,963
F5 Networks, Inc.*	147	31,039
FactSet Research Systems, Inc.	78	34,623
Fair Isaac Corp.*,1	138	54,952
Fastenal Co.	552	31,508
Federated Hermes, Inc.	942	31,378
First American Financial Corp.	441	32,255
First Republic Bank[1]	3,050	659,806
Flex Ltd.*	64,279	1,086,315
FMC Corp.	7,214	656,546
Fortinet, Inc.*,1	2,314	778,291
Franklin Electric Co., Inc.	357	30,838
Full House Resorts, Inc.*	43,793	435,740
Garmin Ltd.	171	24,556
Gartner, Inc.*,1	2,626	871,596
Gatos Silver, Inc.*	19,672	238,031
Generac Holdings, Inc.*,1	1,006	501,551
Gentex Corp.	966	34,187
Gentherm, Inc.*	360	26,507
Globus Medical, Inc., Class A*	360	27,781
Graco, Inc.	387	29,095
Grand Canyon Education, Inc.*	333	26,540
Halozyme Therapeutics, Inc.*,1	10,387	395,433
Hamilton Lane, Inc., Class A	342	35,742

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Healthcare Services Group, Inc.	1,131	21,704
HEICO Corp.	243	33,872
HEICO Corp., Class A	267	33,557
Helmerich & Payne, Inc.	5,289	164,171
Henry Schein, Inc.*	378	28,860
Herc Holdings, Inc.[1]	3,280	597,091
Hilton Grand Vacations, Inc.*,1	21,920	1,102,138
Hologic, Inc.*	375	27,491
Houlihan Lokey, Inc.	333	37,323
HP, Inc.	1,041	31,574
Hubbell, Inc.	1,637	326,369
ICU Medical, Inc.*	144	33,715
IDEX Corp.	138	30,715
IDT Corp., Class B*	675	32,650
IHS Markit Ltd.	17,090	2,234,005
Incyte Corp.*,1	11,347	760,022
Innospec, Inc.	327	29,629
Innoviva, Inc.*	1,938	33,818
Insteel Industries, Inc.	846	34,407
IPG Photonics Corp.*	171	27,191
iRobot Corp.*	360	30,031
Iron Mountain, Inc.[1]	1,917	87,492
Ironwood Pharmaceuticals, Inc.*,1	25,747	328,789
Jack Henry & Associates, Inc.	171	28,468
Janus Henderson Group PLC	699	32,504
John B Sanfilippo & Son, Inc.	354	29,913
Johnson & Johnson[1]	5,387	877,435
Johnson Controls International PLC	9,355	686,376
Johnson Outdoors, Inc., Class A	270	28,669
Joint Corp.*	282	24,669
KeyCorp	11,920	277,378
Keysight Technologies, Inc.*	1,305	234,926
Kimco Realty Corp.	61,968	1,400,477
Kinsale Capital Group, Inc.	174	32,564
Knight-Swift Transportation Holdings, Inc.[1]	12,620	715,428
Kroger Co.[1]	21,660	866,833
Laboratory Corp. of America Holdings*	99	28,415
Lancaster Colony Corp.	171	29,070
Landstar System, Inc.	180	31,646
LeMaitre Vascular, Inc.	501	26,057
Lennar Corp., Class A	285	28,480

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Lennar Corp., Class B	348	28,564
Lennox International, Inc.[1]	146	43,695
Liquidity Services, Inc.*	1,215	26,827
Louisiana-Pacific Corp.	471	27,756
Lowe's Cos., Inc.[1]	2,789	652,124
Lululemon Athletica, Inc.*	728	339,255
Lumentum Holdings, Inc.*	3,717	306,950
Mandiant, Inc.*	83,928	1,463,704
Manhattan Associates, Inc.*	183	33,222
ManTech International Corp., Class A	384	33,108
Maravai LifeSciences Holdings, Inc., Class A*,1	1,270	53,708
Marcus & Millichap, Inc.*	738	34,760
MarketAxess Holdings, Inc.	66	26,972
Marriott Vacations Worldwide Corp.[1]	10,990	1,727,848
Marvell Technology, Inc.	6,005	411,343
Masimo Corp.*	108	30,622
Medifast, Inc.	126	24,730
Medpace Holdings, Inc.*	153	34,662
Medtronic PLC	6,211	744,450
Meta Platforms, Inc. Class A*,1	8,624	2,790,468
Methode Electronics, Inc.	699	29,407
Mettler-Toledo International, Inc.*,1	452	669,358
MGP Ingredients, Inc.	453	29,087
Microsoft Corp.[1]	12,468	4,134,638
MiMedx Group, Inc.*,1	49,664	340,198
Mission Advancement Corp., Class A*	27,523	268,349
MKS Instruments, Inc.	198	29,710
Moderna, Inc.*,1	1,245	429,786
Moelis & Co., Class A	480	34,915
Molina Healthcare, Inc.*,1	89	26,319
Monolithic Power Systems, Inc.	60	31,528
Morgan Stanley[1]	10,930	1,123,385
Morningstar, Inc.	108	34,209
Mosaic Co.[1]	17,420	724,149
Motorola Solutions, Inc.	1,436	356,975
MYR Group, Inc.*	273	27,887
Neogen Corp.*	687	29,067
NETGEAR, Inc.*	879	25,342
New York Times Co., Class A	582	31,771
News Corp., Class A	28,358	649,398
Nordson Corp.	123	31,268

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
NortonLifeLock, Inc.[1]	512	13,030
NRG Energy, Inc.[1]	11,820	471,500
Nucor Corp.[1]	3,427	382,625
NVR, Inc.*	6	29,369
O'Reilly Automotive, Inc.*,1	870	541,418
O-I Glass, Inc.*	25,945	338,582
Old Dominion Freight Line, Inc.	948	323,600
Olin Corp.[1]	23,971	1,365,868
ON24, Inc.*	14,890	284,846
Opendoor Technologies, Inc.*	15,174	359,776
Option Care Health, Inc. *	6,545	178,875
Organogenesis Holdings, Inc.*,1	18,619	204,437
Oshkosh Corp.	267	28,569
Otis Worldwide Corp.	3,572	286,867
Owens Corning[1]	6,624	618,748
PACCAR, Inc.	6,770	606,727
Papa John's International, Inc.	1,136	140,955
Park Hotels & Resorts, Inc.*	71,671	1,328,064
Paychex, Inc.	267	32,916
Paycom Software, Inc.*	63	34,515
Pentair PLC	390	28,848
Perdoceo Education Corp.*	2,766	29,375
PerkinElmer, Inc.	156	27,595
PetMed Express, Inc.	1,065	30,278
Pfizer, Inc.[1]	38,969	1,704,504
Pool Corp.	60	30,910
Portillo's, Inc., Class A*	3,688	140,144
Power Integrations, Inc.	273	28,176
PROG Holdings, Inc.	651	26,333
Progyny, Inc.*	507	31,145
Proto Labs, Inc.*	387	23,146
PS Business Parks, Inc.	189	33,585
PTC, Inc.*,1	7,335	934,112
PulteGroup, Inc.	564	27,117
Qorvo, Inc.*,1	3,379	568,449
QUALCOMM, Inc.[1]	11,829	1,573,730
Qualys, Inc.*	255	31,742
Quest Diagnostics, Inc.	192	28,182
RBC Bearings, Inc.*	132	30,879
Regeneron Pharmaceuticals, Inc.*,1	222	142,067
Regions Financial Corp.	4,898	115,985

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
ResMed, Inc.	102	26,817
Revolve Group, Inc.*	468	35,119
Robert Half International, Inc.[1]	6,056	684,752
Rogers Corp.*	144	28,961
Rollins, Inc.	774	27,268
Roper Technologies, Inc.	872	425,423
Royal Caribbean Cruises Ltd.*	2,615	220,784
Royal Gold, Inc.	270	26,735
S&P Global, Inc.[1]	37	17,544
Safety Insurance Group, Inc.	378	29,639
Sage Therapeutics, Inc.*	651	26,274
Saia, Inc.*	120	37,517
Salesforce.com, Inc.*	6,769	2,028,602
Sanderson Farms, Inc.	153	28,986
Schlumberger N.V.	9,237	297,986
Schneider Electric SE	1,713	294,856
Seagen, Inc.*	198	34,913
SeaWorld Entertainment, Inc.*,1	4,360	276,860
SEI Investments Co.	501	31,583
Semtech Corp.*	384	32,652
Sherwin-Williams Co.	517	163,687
Shutterstock, Inc.	264	31,984
Shyft Group, Inc.	678	27,940
Simpson Manufacturing Co., Inc.	270	28,644
Simulations Plus, Inc.	651	32,876
Skyline Champion Corp.*	474	30,014
Skyworks Solutions, Inc.	1,779	297,324
Snap-on, Inc.	135	27,436
Sonos, Inc.*	762	24,856
Southwest Airlines Co.*	14,367	679,272
Splunk, Inc.*	922	151,964
SPS Commerce, Inc.*	222	33,906
SS&C Technologies Holdings, Inc.[1]	33,760	2,682,907
STAAR Surgical Co.*	183	21,678
Stewart Information Services Corp.	486	34,589
Stryker Corp.[1]	4,360	1,160,065
Synopsys, Inc.*	90	29,986
Synovus Financial Corp.	9,123	425,041
T-Mobile U.S., Inc.*	2,180	250,765
T. Rowe Price Group, Inc.	138	29,929
Take-Two Interactive Software, Inc.*	3,884	703,004

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Target Corp.[1]	5,246	1,361,967
Teradyne, Inc.	249	34,422
Tetra Tech, Inc.	201	35,308
Texas Pacific Land Corp.	24	30,568
Texas Roadhouse, Inc.	9,871	876,644
Toro Co.	279	26,636
Trade Desk, Inc., Class A*	396	29,664
Tradeweb Markets, Inc., Class A	348	31,007
Trane Technologies PLC	1,686	305,048
Trimble, Inc.*	4,112	359,265
TrueCar, Inc.*	7,254	30,394
Turtle Beach Corp.*	1,038	29,853
Tyson Foods, Inc., Class A1	798	63,816
Uber Technologies, Inc.*,1	6,610	289,650
Ubiquiti, Inc.	93	28,414
Ulta Beauty, Inc.*	78	28,654
UniFirst Corp.	132	26,131
United Rentals, Inc.*,1	6,550	2,483,170
United Therapeutics Corp.*,1	2,671	509,520
Universal Display Corp.	144	26,381
Universal Logistics Holdings, Inc.[1]	14,590	307,557
US Physical Therapy, Inc.	258	27,828
USANA Health Sciences, Inc.*	300	29,118
Vail Resorts, Inc.	3,138	1,081,700
Veeva Systems, Inc., Class A*	96	30,433
Verizon Communications, Inc.	16,778	889,066
Verra Mobility Corp.*	17,496	260,340
Viatris, Inc.	65,595	875,693
Vicor Corp.*	237	35,927
VMware, Inc., Class A*,1	455	69,024
Vonage Holdings Corp.*	28,236	455,164
Vontier Corp.	13,030	440,805
Voya Financial, Inc.[1]	135	9,419
Vulcan Materials Co.[1]	2,600	494,312
W. R. Berkley Corp.[1]	4,360	347,056
Walgreens Boots Alliance, Inc.[1]	11,133	523,474
Walmart, Inc.[1]	5,640	842,729
Waste Connections, Inc.	1,562	212,448
Waters Corp.*,1	3,487	1,281,647
Watsco, Inc.	105	30,406
WD-40 Co.	129	29,283

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Wells Fargo & Co.	25,368	1,297,827
West Pharmaceutical Services, Inc.	66	28,372
Western Digital Corp.*	8,459	442,321
Western Union Co.[1]	45,877	835,879
Weyerhaeuser Co.	825	29,469
Williams-Sonoma, Inc.	3,843	713,760
Xilinx, Inc.	192	34,560
XPEL, Inc.*	390	29,601
YETI Holdings, Inc.*	306	30,089
Zebra Technologies Corp., Class A*	51	27,231
Zions Bancorp N.A.	6,072	382,475
Zoom Video Communications, Inc., Class A*,1	1,286	353,200
		124,630,493
Total common stocks (cost—$215,300,194)		225,537,253

Preferred stocks—0.1%
Germany—0.1%
Bayerische Motoren Werke AG	1,207	102,693
Draegerwerk AG & Co. KGaA	1,823	143,513
FUCHS PETROLUB SE	648	31,042
Porsche Automobil Holding SE	318	33,019
Total preferred stocks (cost—$311,318)		310,267

Investment companies—6.2%
AlphaSimplex Managed Futures Strategy Fund, Class Y	608,589	6,822,281
Carillon Reams Unconstrained Bond Fund, Class I	1,446,174	18,511,022
Invesco DB Gold Fund*	48,000	2,455,397
Total investment companies (cost—$25,703,175)		27,788,700

Number of warrants
Warrants—0.0%†
Canada—0.0%†
Medexus Pharmaceuticals, Inc. expires 02/23/23*	12,500	2,020

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

	Number of warrants	Value ($)
Warrants—(concluded)
United States — 0.0%†
Mission Advancement Corp., Class A expires 12/31/28*	11,947	6,690
Total warrants (cost—$8,302)		8,710

	Face amount($)
Corporate bonds—13.2%
Canada—0.4%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	2,188,000	1,816,556

Hong Kong—0.0%†
Seaspan Corp.
3.750%, due 12/15/25[2]	125,000		153,282

United States—12.8%
Bloomin' Brands, Inc.
5.000%, due 05/01/25	1,500,000		3,005,100
Carnival Corp.
5.750%, due 04/01/23	5,540,000		12,810,641
Cinemark Holdings, Inc.
4.500%, due 08/15/25	2,140,000		3,373,689
Coupa Software, Inc.
0.125%, due 06/15/25	2,000,000		3,122,980
Guess?, Inc.
2.000%, due 04/15/24	1,000,000		1,108,600
Liberty Media Corp.
1.375%, due 10/15/23	4,867,000		6,994,317
NCL Corp. Ltd.
6.000%, due 05/15/24	4,480,000		9,238,029
Pandora Media LLC
1.750%, due 12/01/23	828,000		940,964
Southwest Airlines Co.
1.250%, due 05/01/25	2,500,000		3,509,975
United States Steel Corp.
5.000%, due 11/01/26	3,000,000		6,506,100
Wayfair, Inc.
1.000%, due 08/15/26	2,450,000		4,406,349

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	2,444,423
		57,461,167
Total corporate bonds (cost—$49,759,284)		59,431,005

Number of shares
Short-term investments—25.8%
Investment companies—25.8%
State Street Institutional U.S. Government Money Market Fund, 0.030% [3] (cost — $115,747,578)	115,747,578	115,747,578

	Face amount($)
Short-term U.S. Treasury obligations—6.9%
U.S. Treasury Bills
0.036%, due 01/13/22[1,4]	5,500,000	5,499,307
0.041%, due 12/16/21[1,4]	5,500,000	5,499,467
0.043%, due 11/18/21[1,4]	20,000,000	19,999,528
Total short-term U.S. Treasury obligations (cost—$30,998,933)		30,998,302

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.4%
Call options—0.4%
Call Euro STOXX 50, strike @ $4,250 expires 11/19/21 (Counterparty: JPMCB)	2	7,650,000	104,040
Call FTSE 100 Index, strike @ $7,150 expires 11/19/21 (Counterparty: JPMCB)	1	5,791,500	150,760
Call NIKKEI 225 Index, strike @ $31,000 expires 11/12/21 (Counterparty: JPMCB)	1	2,232,000,000	4,422
Call S&P 500 Index, strike @ $4,475 expires 11/19/21 (Counterparty: JPMCB)	0	19,110,000	371,070
Call S&P 500 Index, strike @ $4,475 expires 12/17/21 (Counterparty: JPMCB)	0	17,452,500	698,880

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of contracts	Notional amount	Value ($)
Equity and foreign exchange options purchased—(concluded)
Call options—(concluded)
Call NIKKEI 225 Index, strike @ $29,000 expires 12/10/21 (Counterparty: JPMCB)	0	928,000,000	162,843
Call Euro STOXX 50, strike @ $4,200 expires 12/17/21 (Counterparty: JPMCB)	3	12,348,000	389,484
Total			1,881,499

Put options—0.0%†
Put Euro STOXX 50, strike @ $3,300 expires 12/17/21 (Counterparty: JPMCB)	2	5,676,000	10,140
Put United States Steel Corp., strike @ $5, expires 01/21/22 (Counterparty: MSCI)	11	525,000	1,050
Put S&P 500 Index, strike @ $3,500 expires 12/17/21 (Counterparty: JPMCB)	0	6,650,000	8,360
Put Euro STOXX 50, strike @ $3,400 expires 11/19/21 (Counterparty: JPMCB)	2	5,678,000	2,896
Put S&P 500 Index, strike @ $3,600 expires 11/19/21 (Counterparty: JPMCB)	0	6,840,000	2,470
Put United States Steel Corp., strike @ $12, expires 01/20/23 (Counterparty: MSCI)	1	120,000	5,800
Put United States Steel Corp., strike @ $3, expires 01/21/22 (Counterparty: MSCI)	3	79,500	265
Put Carnival Corp., strike @ $7.50 expires 01/21/22 (Counterparty: MSCI)	1	56,250	75
Total			31,056
Total equity and foreign exchange options purchased (cost—$1,661,012)			1,912,555
Total investments before investments sold short (cost—$439,489,796)—102.9%			461,734,370

	Number of shares
Investments sold short—(33.8)%
Common stocks—(27.7)%
Australia—(0.2)%
Bellevue Gold Ltd.	(370,669)	(239,799)
Northern Star Resources Ltd.	(28,303)	(196,728)
PointsBet Holdings Ltd.	(40,398)	(250,713)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Qantas Airways Ltd.	(27,968)	(112,558)
		(799,798)
Belgium—(0.0)%†
Euronav N.V.	(20,754)	(220,483)

Burkina Faso — (0.1)%
IAMGOLD Corp.	(164,910)	(454,382)

Canada — (8.4)%
Ag Growth International, Inc.	(13,530)	(297,363)
Altus Group Ltd.	(7,960)	(417,488)
Atco Ltd., Class I	(22,060)	(748,642)
Atlas Corp.	(4,800)	(67,200)
B2Gold Corp.	(73,630)	(304,015)
Badger Infrastructure Solutions Ltd.	(8,110)	(223,785)
Ballard Power Systems, Inc.	(62,600)	(1,134,549)
Barrick Gold Corp.	(82,980)	(1,522,686)
BCE, Inc.	(28,430)	(1,463,539)
Birchcliff Energy Ltd.	(100,400)	(539,480)
Brookfield Renewable Partners LP	(24,670)	(988,913)
CAE, Inc.	(24,850)	(753,572)
Calian Group Ltd.	(5,680)	(282,715)
Cameco Corp.	(14,600)	(354,737)
Canada Goose Holdings, Inc.	(8,770)	(325,261)
Canadian Tire Corp. Ltd., Class A	(12,680)	(1,800,978)
Canadian Utilities Ltd., Class A	(11,010)	(318,931)
Canopy Growth Corp.	(50,500)	(638,595)
Capital Power Corp.	(14,980)	(492,031)
Choice Properties Real Estate Investment Trust	(48,520)	(583,761)
CI Financial Corp.	(13,030)	(297,113)
Crombie Real Estate Investment Trust	(12,200)	(182,172)
DIRTT Environmental Solutions	(8,740)	(28,248)
Emera, Inc.	(11,020)	(512,711)
Enghouse Systems Ltd.	(6,700)	(290,553)
Extendicare, Inc.	(48,210)	(282,030)
First Capital Real Estate Investment Trust	(56,650)	(809,286)
Hut 8 Mining Corp.	(39,160)	(525,888)
IGM Financial, Inc.	(13,510)	(536,426)
International Petroleum Corp.	(1)	(6)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Ivanhoe Mines Ltd., Class A	(118,400)	(928,946)
Keyera Corp.	(32,400)	(830,420)
Kinross Gold Corp.	(65,380)	(393,041)
Labrador Iron Ore Royalty Corp.	(13,110)	(379,550)
Lightspeed Commerce, Inc.	(2,850)	(277,792)
Lithium Americas Corp.	(17,000)	(493,132)
Loblaw Cos., Ltd.	(20,930)	(1,574,147)
Manulife Financial Corp.	(26,760)	(521,318)
Maple Leaf Foods, Inc.	(15,340)	(334,416)
Metro, Inc.	(15,340)	(771,834)
NFI Group, Inc.	(30,040)	(608,761)
North West Co., Inc.	(15,710)	(426,897)
Northland Power, Inc.	(18,720)	(601,866)
Novagold Resources, Inc.	(21,340)	(155,877)
Pan American Silver Corp.	(14,000)	(358,258)
Parkland Corp.	(13,200)	(384,076)
Pembina Pipeline Corp.	(21,900)	(724,986)
PrairieSky Royalty Ltd.	(77,210)	(950,152)
RioCan Real Estate Investment Trust	(43,890)	(790,488)
Ritchie Bros Auctioneers, Inc.	(13,480)	(921,358)
Rogers Sugar, Inc.	(99,000)	(451,163)
Saputo, Inc.	(29,420)	(702,695)
Secure Energy Services, Inc.	(43,580)	(201,772)
SilverCrest Metals, Inc.	(1,700)	(15,302)
Sleep Country Canada Holdings, Inc.[2]	(13,110)	(367,898)
SmartCentres Real Estate Investment Trust	(34,910)	(879,802)
Sun Life Financial, Inc.	(8,750)	(498,657)
TELUS Corp.	(60,610)	(1,390,367)
TMX Group Ltd.	(5,650)	(611,703)
Toronto-Dominion Bank	(10,960)	(795,610)
Vermilion Energy, Inc.	(44,530)	(482,864)
Westshore Terminals Investment Corp.	(17,700)	(382,861)
Whitecap Resources, Inc.	(127,420)	(764,973)
WSP Global, Inc.	(8,730)	(1,183,516)
		(37,879,172)
Colombia—(0.1)%
Ecopetrol SA, ADR	(22,000)	(333,300)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Finland—(0.0)%†
Neste Oyj	(802)	(44,678)

France—(0.0)%†
Getlink SE	(3,913)	(60,094)

Germany—(0.1)%
Bechtle AG	(5,524)	(413,796)

Italy—(0.0)%†
Saipem SpA	(16,274)	(35,678)

Japan—(0.4)%
Fast Retailing Co. Ltd.	(200)	(132,503)
Japan Post Holdings Co. Ltd.	(38,100)	(292,498)
MonotaRO Co. Ltd.	(8,600)	(194,674)
Nippon Paint Holdings Co. Ltd.	(70,400)	(752,951)
Oriental Land Co. Ltd.	(2,200)	(346,287)
		(1,718,913)
Netherlands—(0.1)%
Argenx SE	(1,590)	(475,868)

Saudi Arabia—(0.2)%
Delivery Hero SE2	(5,485)	(681,938)

Sweden—(0.1)%
Embracer Group AB	(39,363)	(365,946)
PowerCell Sweden AB	(3,208)	(71,646)
		(437,592)

United Kingdom—(0.7)%
Berkeley Group Holdings PLC	(11,230)	(669,312)
Ceres Power Holdings PLC	(4,692)	(79,945)
Informa PLC	(12,720)	(90,417)
ITM Power PLC	(65,191)	(436,272)
JET2 PLC	(14,233)	(237,541)
Just Eat Takeaway.com N.V.[2]	(5,218)	(374,708)
Ocado Group PLC	(23,548)	(581,046)
Prudential PLC	(12,271)	(250,979)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United Kingdom—(concluded)
Whitbread PLC	(10,094)	(451,723)
		(3,171,943)
United States—(17.3)%
3M Co.	(2,150)	(384,162)
Accolade, Inc.	(10,484)	(417,158)
Aclaris Therapeutics, Inc.	(16,763)	(290,838)
Activision Blizzard, Inc.	(5,664)	(442,868)
Air Lease Corp.	(10,980)	(439,749)
Alnylam Pharmaceuticals, Inc.	(489)	(78,025)
American Airlines Group, Inc.	(34,880)	(669,696)
American Eagle Outfitters, Inc.	(18,587)	(441,255)
Aptiv PLC	(189)	(32,676)
BigCommerce Holdings, Inc.	(468)	(21,626)
Bloomin' Brands, Inc.	(114,826)	(2,482,538)
Boeing Co.	(1,168)	(241,811)
Boise Cascade Co.	(4,440)	(251,393)
BRP, Inc.	(1,530)	(134,530)
Builders FirstSource, Inc.	(10,980)	(639,805)
Caesars Entertainment, Inc.	(2,660)	(291,164)
Carnival Corp.	(533,701)	(11,826,814)
Caterpillar, Inc.	(2,200)	(448,822)
Charles Schwab Corp.	(2,694)	(220,989)
Cheesecake Factory, Inc.	(21,850)	(887,984)
Church & Dwight Co., Inc.	(6,640)	(580,070)
Cinemark Holdings, Inc.	(128,231)	(2,410,743)
Citi Trends, Inc.	(3,004)	(232,389)
Citigroup, Inc.	(4,380)	(302,921)
Coinbase Global, Inc., Class A	(640)	(204,429)
Container Store Group, Inc.	(19,430)	(214,896)
Coupa Software, Inc.	(10,400)	(2,368,080)
Darden Restaurants, Inc.	(3,930)	(566,470)
Deluxe Corp.	(14,700)	(524,349)
Dollar Tree, Inc.	(5,250)	(565,740)
East West Bancorp, Inc.	(2,570)	(204,264)
Estee Lauder Cos., Inc., Class A	(1,367)	(443,359)
Evercore, Inc., Class A	(1,426)	(216,524)
Exact Sciences Corp.	(8,020)	(763,664)
Fastenal Co.	(8,520)	(486,322)
Fastly, Inc., Class A	(1,175)	(59,467)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Fisker, Inc.	(21,855)	(350,773)
Gevo, Inc.	(49,253)	(356,099)
Goldman Sachs Group, Inc.	(1,077)	(445,178)
GoPro, Inc., Class A	(11,750)	(101,167)
Guess?, Inc.	(20,945)	(433,771)
Hess Corp.	(1,501)	(123,938)
Home Depot, Inc.	(1,300)	(483,262)
Hudson Pacific Properties, Inc.	(8,000)	(206,000)
Iron Mountain, Inc.	(18,820)	(858,945)
J.M. Smucker Co.	(5,130)	(630,272)
Janus Henderson Group PLC	(8,730)	(405,945)
KB Home	(5,486)	(220,263)
Kimberly-Clark Corp.	(4,420)	(572,346)
Kroger Co.	(6,430)	(257,329)
Lemonade, Inc.	(6,265)	(389,432)
Lennar Corp., Class A	(2,211)	(220,945)
Liberty Media Corp.-Liberty Braves, Class A	(9,637)	(294,603)
Liberty Media Corp.-Liberty Formula One, Class A	(22,161)	(1,155,696)
Liberty Media Corp.-Liberty SiriusXM, Class A	(90,102)	(4,485,278)
Live Nation Entertainment, Inc.	(3,372)	(341,078)
Luminar Technologies, Inc.	(4,249)	(69,641)
MicroVision, Inc.	(25,313)	(192,632)
Newmont Corp.	(13,080)	(706,210)
Norwegian Cruise Line Holdings Ltd.	(298,400)	(7,674,848)
Oak Street Health, Inc.	(24,632)	(1,163,369)
Okta, Inc.	(881)	(217,766)
Otis Worldwide Corp.	(13,170)	(1,057,683)
Peloton Interactive, Inc., Class A	(3,930)	(359,359)
Plug Power, Inc.	(32,809)	(1,255,600)
Provention Bio, Inc.	(22,961)	(143,736)
Redfin Corp.	(9,327)	(478,848)
RH	(675)	(445,250)
Royal Caribbean Cruises Ltd.	(1,987)	(167,762)
SEI Investments Co.	(23,630)	(1,489,635)
Sirius XM Holdings, Inc.	(57,300)	(348,957)
Skillz, Inc.	(2,394)	(26,765)
SolarEdge Technologies, Inc.	(278)	(98,601)
Southwest Airlines Co.	(48,730)	(2,303,954)
Splunk, Inc.	(1,184)	(195,147)
Sunrun, Inc.	(19,406)	(1,119,338)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Tesla, Inc.	(220)	(245,080)
Tri Pointe Homes, Inc.	(3,654)	(88,390)
Tupperware Brands Corp.	(11,150)	(247,976)
Twilio, Inc., Class A	(700)	(203,952)
United Airlines Holdings, Inc.	(4,802)	(221,564)
United States Steel Corp.	(217,315)	(5,734,943)
Virgin Galactic Holdings, Inc.	(7,058)	(132,337)
Vroom, Inc.	(17,274)	(330,452)
Vuzix Corp.	(33,898)	(362,370)
Wayfair, Inc., Class A	(16,190)	(4,032,929)
Weyerhaeuser Co.	(4,240)	(151,453)
Whirlpool Corp.	(2,180)	(459,609)
Williams Cos., Inc.	(975)	(27,388)
Wingstop, Inc.	(1,421)	(245,080)
World Wrestling Entertainment, Inc., Class A	(36,510)	(2,230,396)
Wynn Resorts Ltd.	(3,716)	(333,697)
		(77,682,627)
Total common stocks (cost—$(112,956,797))		(124,410,262)

Face amount($)
Corporate bonds—(0.4)%
United States—(0.4)%
United States Steel Corp.
6.250%, due 03/15/26	(1,500,000)	(1,546,875)

	Number of shares
Investment companies—(5.7)%
Industrial Select Sector SPDR Fund	(4,600)	(480,654)
Invesco QQQ Trust, Series 1	(2,920)	(1,127,441)
iShares Core S&P Small-Cap ETF	(32,440)	(3,667,666)
iShares Core S&P/TSX Capped Composite Index ETF	(158,970)	(4,303,083)
iShares MSCI USA Momentum Factor ETF	(6,570)	(1,252,768)
iShares Russell 2000 ETF	(10,201)	(2,326,338)
iShares S&P/TSX 60 Index ETF	(147,407)	(3,816,193)
SPDR Bloomberg Barclays High Yield Bond ETF	(17,200)	(1,868,264)
SPDR S&P 500 ETF Trust	(14,288)	(6,561,764)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
SPDR S&P Oil & Gas Exploration & Production ETF	(3,440)	(365,878)
Total investment companies (cost—$(22,546,395))		(25,770,049)
Total investments sold short (proceeds—$136,590,692)		(151,727,186)
Other assets in excess of liabilities — 30.9%		138,610,144
Net assets—100.0%		$448,617,328

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.
Equity options written—(0.3)%

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
EUR	7,830,000	180	Call Euro STROXX 50, strike @ 4,350.00	JPMCB	11/19/21	50,855	(19,976)	30,879
JPY	2,268,000,000	72	Call NIKKEI 225 Index, strike @ 31,500.00	GS	11/12/21	186,237	(1,896)	184,341
USD	19,530,000	42	Call S&P 500 Index, strike @ 4,650.00	JPMCB	11/19/21	220,849	(110,040)	110,809
USD	17,647,500	39	Call S&P 500 Index, strike @ 4,525.00	JPMCB	12/17/21	207,414	(548,456)	(341,042)
JPY	944,000,000	32	Call NIKKEI 225 Index, strike @ 29,500.00	JPMCB	12/10/21	100,200	(108,094)	(7,894)
GBP	5,872,500	81	Call FTSE 100 Index, strike @ 7,250.00	JPMCB	11/19/21	71,363	(75,379)	(4,016)
EUR	12,495,000	294	Call Euro STROXX 50, strike @ 4,250.00	JPMCB	12/17/21	142,149	(278,689)	(136,540)
Total						979,067	(1,142,530)	(163,463)
			Put options
GBP	1,260,000	18	Put FTSE 100 Index, strike @ 7,000.00	JPMCB	11/19/21	43,169	(6,405)	36,764
JPY	194,250,000	7	Put NIKKEI 225 Index, strike @ 27,750.00	JPMCB	12/10/21	69,069	(21,496)	47,573
JPY	270,000,000	9	Put NIKKEI 225 Index, strike @ 30,000.00	JPMCB	11/12/21	88,615	(99,495)	(10,880)
USD	3,062,500	7	Put S&P 500 Index, strike @ 4,375.00	JPMCB	12/17/21	70,468	(29,260)	41,208
USD	6,090,000	14	Put S&P 500 Index, strike @ 4,350.00	JPMCB	11/19/21	115,038	(17,360)	97,678

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Equity options written—(concluded)
Put options—(concluded)

EUR	2,430,000	60	Put Euro STROXX 50, strike @ 4,050.00	JPMCB	11/19/21	61,103	(10,751)	50,352
EUR	2,021,250	49	Put Euro STROXX 50, strike @ 4,125.00	JPMCB	12/17/21	64,562	(33,986)	30,576
Total						512,024	(218,753)	293,271
Total equity options written (cost—(1,491,091))							(1,361,283)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
75	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2021	4,846,926	4,732,500	(114,426)
46	USD	S&P 500 E-Mini Industrial Sector Futures	December 2021	4,713,003	4,830,000	116,997
55	USD	S&P 500 Health Care Sector Futures	December 2021	7,357,411	7,420,600	63,189
Total				16,917,340	16,983,100	65,760
Index futures sell contracts:
100	EUR	EURO STOXX 50 Index Futures	December 2021	(4,715,980)	(4,897,971)	(181,991)
232	EUR	EURO STOXX 600 Index Futures	December 2021	(6,144,791)	(6,360,173)	(215,382)
89	USD	MSCI World Index Futures	December 2021	(8,457,624)	(8,502,170)	(44,546)
53	USD	Russell 2000 Mini Index Futures	December 2021	(5,889,122)	(6,082,545)	(193,423)
26	USD	S&P 500 E-Mini Index Futures	December 2021	(5,690,205)	(5,976,100)	(285,895)
U.S. Treasury futures sell contracts:
94	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2021	(13,621,040)	(13,632,938)	(11,898)
Total				(44,518,762)	(45,451,897)	(933,135)
Net unrealized appreciation (depreciation)						(867,375)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection6

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[5](%)	Upfront payments received (made) [5]($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 37 Index	USD	1,082	12/20/26	Quarterly	5.000	(98,765)	102,338	3,573
iTraxx Europe Crossover Series 36 Index	EUR	895	12/20/26	Quarterly	5.000	(127,900)	121,722	(6,178)
Total						(226,665)	224,060	(2,605)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5](%)	Payments received by the Portfolio[5](%)	Value($)	Unrealized appreciation (depreciation)($)
CNY	172,760	06/16/26	Quarterly	3 Month GBP LIBOR	2.860	299,664	299,664
CNY	79,700	09/15/26	Quarterly	3 Month GBP LIBOR	2.511	(68,754)	(68,754)
CNY	85,000	09/15/26	Quarterly	3 Month GBP LIBOR	2.496	(82,461)	(82,461)
CNY	88,587	12/15/26	Quarterly	3 Month GBP LIBOR	2.658	(504)	(504)
GBP	17,618	12/21/24	Annual	12 Month SONIA	1.127	(59,986)	(59,986)
GBP	26,369	12/21/24	Annual	12 Month SONIA	1.103	(106,569)	(106,569)
GBP	21,955	12/21/24	Annual	12 Month SONIA	1.130	(72,700)	(72,700)
GBP	21,955	12/21/24	Annual	12 Month SONIA	1.140	(66,834)	(66,834)
GBP	10,600	12/21/24	Annual	12 Month SONIA	1.143	(31,418)	(31,418)
GBP	4,529	12/15/31	Annual	1.040	12 Month SONIA	(33,039)	(33,039)
GBP	2,277	12/15/31	Annual	1.062	12 Month SONIA	(22,979)	(22,979)
GBP	3,770	12/21/32	Annual	1.110	12 Month SONIA	(60,300)	(60,300)
GBP	5,491	12/21/32	Annual	1.110	12 Month SONIA	(87,824)	(87,824)
GBP	4,618	12/21/32	Annual	0.973	12 Month SONIA	7,265	7,265
GBP	4,618	12/21/32	Annual	0.957	12 Month SONIA	16,740	16,740
GBP	1,800	12/21/32	Annual	0.933	12 Month SONIA	12,064	12,064
PLN	3,530	06/16/26	Semi-Annual	1.528	6 month WIBOR	38,694	38,694
PLN	7,860	09/15/26	Semi-Annual	1.543	6 month WIBOR	94,777	94,777
USD	222	06/25/51	Quarterly	1.772	3 Month USD LIBOR	(3,422)	(3,422)
USD	4,599	07/30/51	Quarterly	1.650	3 Month USD LIBOR	74,493	74,493
Total						(153,093)	(153,093)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5](% )	Payments received by the Portfolio[5](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	USD	1	12/17/2021	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(357,665)	(357,665)
BB	USD	2	6/17/2022	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(402,607)	(402,607)
BB	USD	3	7/8/2022	At maturity	Barclays EB03 Desk Strategy	12 Month USD LIBOR	—	(11,532)	(11,532)
BB	USD	2	8/11/2022	At maturity	Barclays EB03 Desk Strategy	0.000	—	(409)	(409)
BB	USD	2	8/15/2022	At maturity	Barclays EB03 Desk Strategy	0.000	—	(1,497)	(1,497)
BOA	USD	4	11/19/2021	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(81,724)	(81,724)
BOA	USD	1	4/14/2022	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(179,183)	(179,183)
BOA	USD	6	5/11/2022	Monthly	BofA BAEISTN1 Strategy	1 Month USD LIBOR	—	(6,398)	(6,398)
JPMCB	USD	39	12/23/2021	Monthly	0.386	Aerojet Rocketdyne Holdings, Inc.	—	(332,845)	(332,845)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

JPMCB	USD	17	1/6/2022	Monthly	0.386	Magellan Health, Inc.	—	14,693	14,693
JPMCB	USD	84	1/10/2022	Monthly	0.386	Change Healthcare, Inc.	—	(202,587)	(202,587)
JPMCB	USD	9	1/21/2022	Monthly	0.386	Coherent, Inc.	—	(77,408)	(77,408)
JPMCB	CAD	16	2/22/2022	Monthly	0.728	Cineplex, Inc.	—	17,816	17,816
JPMCB	EUR	12	2/22/2022	Monthly	Siltronic AG	-0.262	—	(193,321)	(193,321)
JPMCB	USD	91	2/24/2022	Monthly	0.386	People's United Financial, Inc.	—	(91,910)	(91,910)
JPMCB	USD	11	2/24/2022	Monthly	M&T Bank Corp.	-0.230	—	81,748	81,748
JPMCB	USD	25	3/10/2022	Monthly	0.386	Athene Holding Ltd.	—	620,542	620,542
JPMCB	USD	28	3/10/2022	Monthly	Apollo Global Management, Inc.	-0.230	—	(800,891)	(800,891)
JPMCB	CAD	71	3/17/2022	Monthly	0.828	Shaw Communications, Inc.	—	130,493	130,493
JPMCB	USD	7	3/24/2022	Monthly	0.386	Kansas City Southern	—	445,419	445,419
JPMCB	USD	7	3/29/2022	Monthly	II-VI, Inc.	-0.230	—	44,882	44,882
JPMCB	USD	39	4/14/2022	Monthly	0.386	Nuance Communications, Inc.	—	79,688	79,688
JPMCB	USD	47	4/19/2022	Monthly	0.386	PPD, Inc.	—	53,782	53,782
JPMCB	USD	91	4/25/2022	Monthly	0.386	Welbilt, Inc.	—	152,526	152,526
JPMCB	USD	1	4/28/2022	Monthly	New York Community Bancorp, Inc.	-0.230	—	209	209
JPMCB	USD	—	4/28/2022	Monthly	0.386	Flagstar Bancorp, Inc.	—	(310)	(310)
JPMCB	USD	18	4/28/2022	Monthly	0.386	Meridian Bancorp, Inc.	—	20,840	20,840

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

JPMCB	USD	5	4/28/2022	Monthly	Independent Bank Corp.	-0.230	—	(13,048)	(13,048)
JPMCB	USD	43	5/3/2022	Monthly	0.386	VEREIT, Inc.	—	137,649	137,649
JPMCB	USD	30	5/3/2022	Monthly	Realty Income Corp.	-0.230	—	(98,578)	(98,578)
JPMCB	USD	82	5/13/2022	Monthly	0.386	Ferro Corp.	—	(48,867)	(48,867)
JPMCB	USD	32	5/13/2022	Monthly	0.386	Domtar Corp.	—	2,912	2,912
JPMCB	EUR	71	5/19/2022	Monthly	Suez SA	-0.262	—	(116,575)	(116,575)
JPMCB	USD	32	6/23/2022	Monthly	0.386	Raven Industries, Inc.	—	4,182	4,182
JPMCB	EUR	3	7/6/2022	Monthly	GrandVision N.V.	-0.262	—	(1,953)	(1,953)
JPMCB	USD	36	7/27/2022	Monthly	0.386	Veoneer, Inc.	—	28,794	28,794
JPMCB	EUR	1,263	8/2/2022	Monthly	Europcar Mobility Group	-0.262	—	4,390	4,390
JPMCB	GBP	147	8/4/2022	Monthly	0.364	Meggitt PLC	—	13,929	13,929
JPMCB	AUD	23	8/5/2022	Monthly	0.310	Afterpay Ltd.	—	(71,462)	(71,462)
JPMCB	USD	8	8/5/2022	Monthly	Square, Inc.	-0.230	—	123,625	123,625
JPMCB	USD	63	8/8/2022	Monthly	VICI Properties, Inc.	-0.230	—	51,697	51,697
JPMCB	USD	47	8/8/2022	Monthly	0.386	MGM Growth Properties LLC	—	(36,771)	(36,771)
JPMCB	USD	11	8/11/2022	Monthly	0.386	Sanderson Farms, Inc.	—	(64,314)	(64,314)
JPMCB	USD	2	8/11/2022	Monthly	0.386	American National Group, Inc.	—	1,373	1,373

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

JPMCB	USD	1	8/15/2022	Monthly	NortonLifeLock, Inc.	-0.230	—	893	893
JPMCB	GBP	15	8/15/2022	Monthly	0.364	Avast PLC	—	(7,923)	(7,923)
JPMCB	GBP	33	8/18/2022	Monthly	0.364	Ultra Electronics Holdings PLC	—	(47,443)	(47,443)
JPMCB	USD	46	8/25/2022	Monthly	0.386	Trillium Therapeutics, Inc.	—	24,160	24,160
JPMCB	USD	0	8/26/2022	Monthly	0.386	Santander Consumer USA Holdings, Inc.	—	95	95
JPMCB	USD	14	9/7/2022	Monthly	0.386	Hill-Rom Holdings, Inc.	—	47,477	47,477
JPMCB	USD	140	9/12/2022	Monthly	0.386	Kadmon Holdings, Inc.	—	44,711	44,711
JPMCB	USD	21	9/19/2022	Monthly	Canadian Pacific Railway Ltd.	-0.230	—	(177,143)	(177,143)
JPMCB	USD	15	9/20/2022	Monthly	0.386	Great Western Bancorp, Inc.	—	24,404	24,404
JPMCB	USD	12	9/20/2022	Monthly	First Interstate BancSystem, Inc.	-0.230	—	(21,821)	(21,821)
JPMCB	USD	29	9/29/2022	Monthly	0.386	Kraton Corp.	—	6,847	6,847
JPMCB	USD	20	10/14/2022	Monthly	0.387	Umpqua Holdings Corp.	—	2,958	2,958
JPMCB	USD	12	10/14/2022	Monthly	Columbia Banking System, Inc.	-0.230	—	1,584	1,584
JPMCB	USD	—	10/19/2022	Monthly	0.380	Penn National Gaming, Inc.	—	1	1

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

JPMCB	USD	—	10/20/2022	Monthly	First Citizens BancShares, Inc.	-0.230	—	7,108	7,108
JPMCB	USD	3	10/20/2022	Monthly	0.386	CIT Group, Inc.	—	(8,214)	(8,214)
JPMCB	USD	13	10/31/2022	Monthly	0.387	Xilinx, Inc.	—	734,871	734,871
JPMCB	USD	19	10/31/2022	Monthly	Advanced Micro Devices, Inc.	-0.230	—	(736,240)	(736,240)
MSCI	USD	14	3/31/2022	At Maturity	MSAVL3NQ INDEX	12 Month USD LIBOR	—	(8,550)	(8,550)
MSCI	USD	29	3/31/2022	At Maturity	MSAVL3ES INDEX	12 Month USD LIBOR	—	(22,883)	(22,883)
MSCI	USD	14	4/8/2022	At Maturity	MSAVL3ES INDEX	0.000	—	(10,278)	(10,278)
MSCI	USD	18	3/31/2022	At Maturity	MSAVL1NQ INDEX	12 Month USD LIBOR	—	(45,741)	(45,741)
MSCI	USD	262	10/27/2022	At maturity	Aflac, Inc. Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(10,974)	(10,974)
MSCI	USD	421	10/27/2022	At maturity	Walmart, Inc., Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(20,489)	(20,489)
MSCI	USD	104	10/27/2022	At maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	(16,312)	(16,312)
MSCI	USD	126	10/27/2022	At maturity	Home Depot, Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(10,820)	(10,820)
MSCI	USD	1,315	10/27/2022	At maturity	S&P 500 Equal Weight Information Technology CME Index	1 Day Federal Fund Rate minus 35 bps	—	(119,726)	(119,726)
MSCI	USD	241	10/27/2022	At maturity	S&P 500 Equal Weight Consumer Discretionary CME Index	1 Day Federal Fund Rate minus 35 bps	—	(36,029)	(36,029)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

MSCI	USD	962	12/19/2022	At maturity	1 Day Federal Fund Rate plus 55 bps	Cellnex Telecom SA, Common Stock	—	156,672	156,672
MSCI	USD	718	12/5/2023	At maturity	S&P Pharmaceuticals Select Industry Index	1 Day Federal Fund Rate minus 35 bps	—	(17,715)	(17,715)
MSCI	USD	938	2/20/2024	At maturity	S&P 500 Equal Weight Communication Services Index	1 Day Federal Fund Rate minus 35 bps	—	26,152	26,152
MSCI	USD	867	7/29/2024	At maturity	S&P 500 Equal Weight Health Care Index	1 Day Federal Fund Rate minus 35 bps	—	(46,820)	(46,820)
MSCI	USD	464	7/22/2024	At maturity	S&P Retail Select Industry Index	1 Day Federal Fund Rate minus 127 bps	—	(17,742)	(17,742)
MSCI	USD	249	7/22/2024	At maturity	Dow Jones U.S. Select Home Builders Total Return Swaps	1 Day Federal Fund Rate minus 35 bps	—	(19,931)	(19,931)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)

MSCI	USD	680	7/29/2024	At maturity	S&P 500 Equal Weights Financials Index	1 Day Federal Fund Rate minus 35 bps	—	(38,541)	(38,541)
MSCI	USD	743	10/27/2022	At maturity	S&P 500 Index	1 Day Federal Fund Rate minus 25 bps	—	(91,043)	(91,043)
MSCI	USD	897	4/9/2024	At maturity	S&P Semiconductors Select Industry Total Return Index	1 Day Federal Fund Rate minus 7 bps	—	(307,525)	(307,525)
MSCI	USD	677	4/9/2024	At maturity	S&P Software & Service Select Industry Total Return Index	1 Day Federal Fund Rate plus 7 bps	—	(88,130)	(88,130)
MSCI	USD	1,813	11/29/2024	At maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	(924)	(924)
SG	USD	1	3/18/2022	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(121,820)	(121,820)
SG	USD	1	3/18/2022	At maturity	S&P 500 Index	USAA 500 Index Fund Member Shares	—	(194,517)	(194,517)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2021 (unaudited)

Swaps—(concluded)

OTC total return swaps—(concluded)

SG	USD	2	3/31/2022	At Maturity	Advised Intraday Trend Index	1 Month USD LIBOR	—	(147)	(147)
							—	(2,328,174)	(2,328,174)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	31,729,251	USD	23,494,147	12/15/21	(378,168)
BB	AUD	1,186,222	USD	893,769	12/15/21	1,285
BB	CAD	12,408,245	USD	9,887,839	12/15/21	(138,889)
BB	CAD	3,714,273	USD	3,007,575	12/15/21	6,182
BB	CHF	20,822,067	USD	22,499,414	12/15/21	(270,986)
BB	EUR	2,455,807	USD	2,875,695	12/15/21	33,841
BB	EUR	141,029	USD	163,046	12/15/21	(152)
BB	GBP	10,191,795	USD	14,068,552	12/15/21	118,483
BB	GBP	457,568	USD	622,333	12/15/21	(3,964)
BB	GBP	567,000	USD	782,510	01/21/22	6,331
BB	JPY	373,430,858	USD	3,334,662	12/15/21	56,702
BB	JPY	58,694,618	USD	513,656	12/15/21	(1,562)
BB	NOK	226,415,983	USD	26,100,552	12/15/21	(692,287)
BB	NZD	48,029,569	USD	33,982,927	12/15/21	(412,958)
BB	NZD	10,654,852	USD	7,641,882	12/15/21	11,518
BB	SEK	87,102,900	USD	10,105,789	12/15/21	(42,604)
BB	SEK	27,742,151	USD	3,246,917	12/15/21	14,669
BB	SGD	2,249,224	USD	1,672,300	12/15/21	4,674
BB	SGD	7,796,847	USD	5,743,259	12/15/21	(37,505)
BB	USD	13,161,199	AUD	17,929,515	12/15/21	328,530
BB	USD	12,104,138	CAD	15,340,821	12/15/21	292,316
BB	USD	1,069,174	CAD	1,320,545	12/15/21	(2,081)
BB	USD	4,205,658	CHF	3,835,036	12/15/21	(11,774)
BB	USD	22,245,046	CHF	20,428,790	12/15/21	95,280
BB	USD	41,339,804	EUR	34,916,029	12/15/21	(935,044)
BB	USD	470,028	EUR	406,822	12/15/21	746
BB	USD	3,455,115	GBP	2,509,811	12/15/21	(19,799)
BB	USD	18,337,831	GBP	13,603,111	12/15/21	281,494
BB	USD	6,070,762	JPY	671,767,300	12/15/21	(174,018)

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	374,470	JPY	42,767,148	12/15/21	938
BB	USD	4,764,248	NOK	40,846,286	12/15/21	69,280
BB	USD	13,909,124	NOK	116,430,151	12/15/21	(131,414)
BB	USD	6,689	NOK	56,026	01/21/22	(63)
BB	USD	8,236,796	NZD	11,782,836	12/15/21	201,360
BB	USD	18,969,518	SEK	163,560,129	12/15/21	86,932
BB	USD	97,908	SEK	838,242	12/15/21	(244)
BB	USD	6,758,740	SGD	9,095,440	12/15/21	(15,170)
BB	USD	2,195,663	SGD	2,973,485	12/15/21	8,948
BNP	CAD	30,000	EUR	20,848	01/21/22	(93)
BNP	EUR	412,000	USD	480,689	01/21/22	3,432
BNP	NOK	332,000	USD	39,826	01/21/22	556
BNP	PLN	43,000	USD	10,860	01/21/22	102
BNP	TWD	16,487,300	USD	591,664	01/21/22	(1,417)
BNP	ZAR	51,992,609	USD	3,554,000	11/26/21	160,066
BOA	BRL	20,375,082	USD	3,554,000	11/26/21	(39,573)
BOA	CHF	509,000	USD	553,671	01/21/22	(3,622)
BOA	GBP	325,000	USD	448,405	01/21/22	3,506
BOA	NOK	166,000	USD	19,880	01/21/22	246
BOA	SEK	10,480,298	NOK	10,218,500	01/21/22	(13,242)
BOA	USD	1,213,958	CAD	1,501,000	01/21/22	(966)
BOA	USD	629,147	GBP	456,000	01/21/22	(4,919)
CITI	SEK	941,000	USD	109,616	01/21/22	(94)
GS	KRW	2,824,876,984	USD	2,356,000	01/04/22	(58,378)
GSI	KRW	2,817,551,088	USD	2,376,000	01/04/22	(32,117)
JPMCB	CAD	133,572	USD	108,226	06/30/22	491
JPMCB	CHF	86,000	USD	93,962	01/21/22	(197)
JPMCB	DKK	559,000	USD	87,678	01/21/22	620
JPMCB	GBP	144,438	USD	200,405	08/31/22	3,397
JPMCB	USD	2,201,204	AUD	3,014,108	02/28/22	66,419
JPMCB	USD	110,641	GBP	80,385	06/30/22	(866)
JPMCB	USD	172,282	GBP	125,040	08/31/22	(1,732)
MSCI	AUD	41,166,911	USD	30,261,305	12/15/21	(711,674)
MSCI	CAD	5,509,315	USD	4,416,090	12/15/21	(35,821)
MSCI	CAD	30,000	USD	24,310	01/21/22	67
MSCI	CHF	407,312	USD	446,252	12/15/21	828
MSCI	CHF	12,288,670	USD	13,349,342	12/15/21	(89,188)
MSCI	CHF	59,440	USD	65,026	01/21/22	(54)
MSCI	DKK	1,118,000	USD	175,325	01/21/22	1,208
MSCI	EUR	1,043,599	CAD	1,501,000	01/21/22	4,100
MSCI	EUR	8,435,761	USD	10,002,047	12/15/21	240,202

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	EUR	30,000	USD	34,650	12/15/21	(66)
MSCI	EUR	5,469,950	USD	6,359,031	01/21/22	22,707
MSCI	GBP	17,123,662	USD	23,640,095	12/15/21	201,998
MSCI	GBP	603,943	USD	820,415	12/15/21	(6,236)
MSCI	GBP	2,150,681	USD	2,948,662	01/21/22	4,548
MSCI	JPY	4,100,984,567	USD	37,210,617	12/15/21	1,212,356
MSCI	JPY	67,690,538	USD	593,321	01/21/22	(1,197)
MSCI	NOK	535,000	SEK	549,569	01/21/22	794
MSCI	NOK	121,453,984	USD	14,074,787	12/15/21	(297,417)
MSCI	NZD	3,436,244	USD	2,423,559	12/15/21	(37,271)
MSCI	PLN	86,000	USD	21,727	01/21/22	212
MSCI	SEK	10,479,593	NOK	10,218,500	01/21/22	(13,160)
MSCI	SEK	47,460,750	USD	5,506,459	12/15/21	(23,209)
MSCI	SEK	33,345,769	USD	3,890,122	12/15/21	4,994
MSCI	SEK	1,882,000	USD	219,845	01/21/22	426
MSCI	SGD	5,373,532	USD	3,991,915	12/15/21	7,854
MSCI	USD	20,862,412	AUD	28,425,276	12/15/21	524,071
MSCI	USD	23,293,625	CAD	29,489,978	12/15/21	536,336
MSCI	USD	1,460,054	CHF	1,340,241	12/15/21	5,594
MSCI	USD	456,062	CHF	415,985	12/15/21	(1,153)
MSCI	USD	3,607,509	EUR	3,084,182	12/15/21	(38,499)
MSCI	USD	4,073,633	GBP	2,994,985	12/15/21	25,767
MSCI	USD	752,194	GBP	548,499	12/15/21	(1,434)
MSCI	USD	182,047	JPY	20,680,614	12/15/21	(514)
MSCI	USD	31,329,534	NOK	271,330,716	12/15/21	778,270
MSCI	USD	852,137	NOK	7,137,636	01/21/22	(7,903)
MSCI	USD	21,122,515	NZD	29,972,798	12/15/21	342,198
MSCI	USD	19,335,575	SEK	165,944,319	12/15/21	(1,342)
MSCI	USD	8,529,196	SEK	74,709,774	12/15/21	175,267
MSCI	USD	1,262,671	SGD	1,698,871	12/15/21	(3,088)
MSCI	USD	331,219	SGD	448,409	12/15/21	1,242
SG	NOK	7,193,662	USD	852,283	01/21/22	1,422
Net unrealized appreciation (depreciation)						1,255,681

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Alternative Strategies Investments
Portfolio of investments – October 31, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	225,537,253	—	—	225,537,253
Preferred stocks	310,267	—	—	310,267
Investment companies	27,788,700	—	—	27,788,700
Warrants	8,710	—	—	8,710
Corporate bonds	—	59,431,005	—	59,431,005
Short-term investments	—	115,747,578	—	115,747,578
Short-term U.S. Treasury obligations	—	30,998,302	—	30,998,302
Equity and foreign exchange options purchased	1,912,555	—	—	1,912,555
Futures contracts	180,186	—	—	180,186
Swap agreements	—	3,876,879	—	3,876,879
Forward foreign currency contracts	—	5,950,805	—	5,950,805
Total	255,737,671	216,004,569	—	471,742,240

Liabilities
Investments sold short	(150,122,548)	(1,604,638)	—	(151,727,186)
Equity options written	(1,361,283)	—	—	(1,361,283)
Futures contracts	(1,047,561)	—	—	(1,047,561)
Swap agreements	—	(6,134,086)	—	(6,134,086)
Forward foreign currency contracts	—	(4,695,124)	—	(4,695,124)
Total	(152,531,392)	(12,433,848)	—	(164,965,240)

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

[1]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $726,838, represented 0.2% of the Portfolio's net assets at period end.

[3]	Rates shown reflect yield at October 31, 2021.

[4]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

[5]	Payments made or received are based on the notional amount.

[6]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust
Glossary of terms used in the Portfolio of investments
October 31, 2021 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.
WIBOR	Warsaw Interbank Offered Rate

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Annual report to shareholders dated July 31, 2021.